UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025—August 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Explorer Value™ Fund Investor Shares - VEVFX

Russell 1000 Index Fund ETF Shares - VONE

Russell 1000 Index Fund Institutional Shares - VRNIX

Russell 1000 Value Index Fund ETF Shares - VONV

Russell 1000 Value Index Fund Institutional Shares - VRVIX

Russell 1000 Growth Index Fund ETF Shares - VONG

Russell 1000 Growth Index Fund Institutional Shares - VRGWX

Russell 2000 Index Fund ETF Shares - VTWO

Russell 2000 Index Fund Institutional Shares - VRTIX

Russell 2000 Value Index Fund ETF Shares - VTWV

Russell 2000 Value Index Fund Institutional Shares - VRTVX

Russell 2000 Growth Index Fund ETF Shares - VTWG

Russell 2000 Growth Index Fund Institutional Shares - VRTGX

Russell 3000 Index Fund ETF Shares - VTHR

Russell 3000 Index Fund Institutional Shares - VRTTX

Vanguard Explorer Value™ Fund

Investor Shares (VEVFX)

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Explorer Value™ Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$55	0.49%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund underperformed its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund lagged its benchmark in five of 11 industry sectors. An underweight allocation to information technology, stock selection in health care, and an overweight to consumer discretionary detracted the most from relative performance. Selection in communication services and real estate, as well as an underweight to consumer staples, contributed the most.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $10,000

Table Summary
	Investor Shares	Russell 2500 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,634	$10,701	$10,233
2017	$11,031	$11,273	$11,028
2017	$11,051	$10,930	$11,265
2017	$11,164	$11,112	$11,605
2017	$12,198	$12,098	$12,514
2018	$12,014	$11,695	$12,818
2018	$12,862	$12,444	$12,965
2018	$13,632	$13,048	$13,956
2018	$11,997	$11,968	$13,202
2019	$12,274	$12,204	$13,458
2019	$11,725	$11,524	$13,279
2019	$12,255	$11,748	$14,127
2019	$13,101	$12,768	$15,231
2020	$11,739	$11,452	$14,369
2020	$10,235	$10,178	$14,780
2020	$11,260	$11,165	$17,123
2020	$12,942	$12,898	$18,115
2021	$15,835	$15,354	$19,470
2021	$17,565	$17,150	$21,279
2021	$17,329	$17,027	$22,828
2021	$17,075	$16,756	$22,913
2022	$17,489	$17,004	$21,794
2022	$16,666	$16,496	$20,429
2022	$15,588	$15,607	$19,693
2022	$16,498	$16,289	$20,334
2023	$16,722	$16,375	$19,999
2023	$15,042	$14,890	$20,821
2023	$16,747	$16,503	$22,598
2023	$16,212	$16,082	$22,901
2024	$18,231	$17,963	$25,719
2024	$18,979	$18,407	$26,584
2024	$20,237	$19,496	$28,511
2024	$22,056	$21,246	$30,815
2025	$20,067	$19,638	$30,221
2025	$18,933	$19,063	$30,045
2025	$21,614	$21,334	$33,038
2025	$21,442	$22,116	$34,985
2026	$23,967	$24,457	$35,334
2026	$24,770	$26,490	$39,010
2026	$26,570	$27,900	$39,694

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Investor Shares	22.93%	8.92%	10.27%
Russell 2500 Value Index	30.78%	10.38%	10.81%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$1,420
Number of Portfolio Holdings	177
Portfolio Turnover Rate	45%
Total Investment Advisory Fees (in thousands)	$3,088

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Communication Services	4.0%
Consumer Discretionary	15.0%
Consumer Staples	1.5%
Energy	4.1%
Financials	24.4%
Health Care	9.7%
Industrials	12.9%
Information Technology	7.2%
Materials	4.3%
Other	1.2%
Real Estate	7.1%
Utilities	3.1%
Other Assets and Liabilities—Net	5.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1690

Vanguard Russell 1000 Index Fund

ETF Shares (VONE) Nasdaq

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Of the benchmark’s 11 industry sectors, 10 recorded positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark’s return. Consumer discretionary was the only sector that posted a negative return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $10,000

Table Summary
	ETF Shares Net Asset Value	Russell 1000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,197	$10,200	$10,233
2017	$11,004	$11,011	$11,028
2017	$11,266	$11,276	$11,265
2017	$11,602	$11,616	$11,605
2017	$12,487	$12,505	$12,514
2018	$12,826	$12,849	$12,818
2018	$12,896	$12,922	$12,965
2018	$13,886	$13,918	$13,956
2018	$13,212	$13,246	$13,202
2019	$13,454	$13,491	$13,458
2019	$13,333	$13,370	$13,279
2019	$14,225	$14,265	$14,127
2019	$15,335	$15,379	$15,231
2020	$14,500	$14,546	$14,369
2020	$14,993	$15,046	$14,780
2020	$17,410	$17,474	$17,123
2020	$18,294	$18,364	$18,115
2021	$19,456	$19,533	$19,470
2021	$21,375	$21,465	$21,279
2021	$23,005	$23,110	$22,828
2021	$23,156	$23,262	$22,913
2022	$22,109	$22,213	$21,794
2022	$20,780	$20,884	$20,429
2022	$20,011	$20,114	$19,693
2022	$20,672	$20,783	$20,334
2023	$20,279	$20,390	$19,999
2023	$21,275	$21,395	$20,821
2023	$23,081	$23,212	$22,598
2023	$23,473	$23,603	$22,901
2024	$26,318	$26,469	$25,719
2024	$27,226	$27,387	$26,584
2024	$29,207	$29,386	$28,511
2024	$31,524	$31,723	$30,815
2025	$31,062	$31,264	$30,221
2025	$30,943	$31,148	$30,045
2025	$33,926	$34,157	$33,038
2025	$35,940	$36,192	$34,985
2026	$36,237	$36,496	$35,334
2026	$39,843	$40,133	$39,010
2026	$40,613	$40,910	$39,694

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	19.71%	12.04%	15.04%
ETF Shares Market Price	19.69%	12.04%	15.05%
Russell 1000 Index	19.77%	12.10%	15.13%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$11,925
Number of Portfolio Holdings	1,030
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$104

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	1.7%
Consumer Discretionary	12.3%
Consumer Staples	3.5%
Energy	3.6%
Financials	10.1%
Health Care	9.0%
Industrials	11.5%
Real Estate	2.0%
Technology	41.7%
Telecommunications	2.2%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3348

Vanguard Russell 1000 Index Fund

Institutional Shares (VRNIX)

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Of the benchmark’s 11 industry sectors, 10 recorded positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark’s return. Consumer discretionary was the only sector that posted a negative return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $5,000,000

Table Summary
	Institutional Shares	Russell 1000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,098,672	$5,099,807	$5,116,612
2017	$5,502,771	$5,505,249	$5,513,817
2017	$5,634,183	$5,638,015	$5,632,496
2017	$5,803,117	$5,807,924	$5,802,313
2017	$6,246,121	$6,252,690	$6,256,892
2018	$6,416,603	$6,424,594	$6,408,855
2018	$6,451,599	$6,460,929	$6,482,327
2018	$6,947,504	$6,958,926	$6,977,843
2018	$6,611,108	$6,623,141	$6,600,859
2019	$6,733,125	$6,745,322	$6,728,954
2019	$6,672,268	$6,684,916	$6,639,384
2019	$7,117,895	$7,132,260	$7,063,661
2019	$7,673,333	$7,689,687	$7,615,631
2020	$7,256,376	$7,273,070	$7,184,422
2020	$7,505,966	$7,523,049	$7,390,068
2020	$8,716,085	$8,737,102	$8,561,505
2020	$9,158,843	$9,182,137	$9,057,250
2021	$9,741,130	$9,766,566	$9,735,081
2021	$10,702,553	$10,732,508	$10,639,299
2021	$11,519,385	$11,554,998	$11,414,050
2021	$11,595,130	$11,631,025	$11,456,415
2022	$11,070,498	$11,106,447	$10,896,787
2022	$10,405,863	$10,441,898	$10,214,460
2022	$10,020,787	$10,056,923	$9,846,677
2022	$10,352,788	$10,391,631	$10,167,204
2023	$10,155,431	$10,195,058	$9,999,579
2023	$10,654,627	$10,697,478	$10,410,644
2023	$11,558,654	$11,606,037	$11,298,765
2023	$11,754,727	$11,801,313	$11,450,657
2024	$13,180,169	$13,234,673	$12,859,424
2024	$13,635,030	$13,693,545	$13,292,095
2024	$14,627,805	$14,692,840	$14,255,636
2024	$15,788,493	$15,861,527	$15,407,713
2025	$15,557,340	$15,631,851	$15,110,339
2025	$15,498,185	$15,574,081	$15,022,328
2025	$16,992,653	$17,078,428	$16,518,955
2025	$18,002,334	$18,095,846	$17,492,634
2026	$18,151,098	$18,247,826	$17,666,856
2026	$19,957,851	$20,066,627	$19,505,184
2026	$20,344,282	$20,455,183	$19,846,901

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	19.72%	12.05%	15.07%
Russell 1000 Index	19.77%	12.10%	15.13%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$11,925
Number of Portfolio Holdings	1,030
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$104

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	1.7%
Consumer Discretionary	12.3%
Consumer Staples	3.5%
Energy	3.6%
Financials	10.1%
Health Care	9.0%
Industrials	11.5%
Real Estate	2.0%
Technology	41.7%
Telecommunications	2.2%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1848

Vanguard Russell 1000 Value Index Fund

ETF Shares (VONV) Nasdaq

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund’s benchmark outperformed its growth counterpart.

  Each of the benchmark’s 11 industry sectors posted positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark’s return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $10,000

Table Summary
	ETF Shares Net Asset Value	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,382	$10,386	$10,233
2017	$11,100	$11,107	$11,028
2017	$10,953	$10,962	$11,265
2017	$11,145	$11,158	$11,605
2017	$11,910	$11,926	$12,514
2018	$11,948	$11,968	$12,818
2018	$11,845	$11,866	$12,965
2018	$12,523	$12,549	$13,956
2018	$12,250	$12,279	$13,202
2019	$12,318	$12,346	$13,458
2019	$12,011	$12,038	$13,279
2019	$12,599	$12,626	$14,127
2019	$13,638	$13,670	$15,231
2020	$12,382	$12,413	$14,369
2020	$11,806	$11,841	$14,780
2020	$12,693	$12,733	$17,123
2020	$13,858	$13,905	$18,115
2021	$15,116	$15,171	$19,470
2021	$17,030	$17,096	$21,279
2021	$17,303	$17,373	$22,828
2021	$16,927	$16,999	$22,913
2022	$17,366	$17,445	$21,794
2022	$17,170	$17,255	$20,429
2022	$16,209	$16,291	$19,693
2022	$17,316	$17,411	$20,334
2023	$16,864	$16,955	$19,999
2023	$16,379	$16,471	$20,821
2023	$17,595	$17,692	$22,598
2023	$17,549	$17,647	$22,901
2024	$19,219	$19,331	$25,719
2024	$19,928	$20,047	$26,584
2024	$21,301	$21,433	$28,511
2024	$22,720	$22,864	$30,815
2025	$22,232	$22,377	$30,221
2025	$21,688	$21,833	$30,045
2025	$23,276	$23,432	$33,038
2025	$24,352	$24,522	$34,985
2026	$26,299	$26,484	$35,334
2026	$27,863	$28,066	$39,010
2026	$30,173	$30,397	$39,694

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	29.63%	11.76%	11.68%
ETF Shares Market Price	29.67%	11.77%	11.68%
Russell 1000 Value Index	29.72%	11.84%	11.76%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$23,891
Number of Portfolio Holdings	881
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$183

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	2.7%
Consumer Discretionary	14.4%
Consumer Staples	5.6%
Energy	6.3%
Financials	17.9%
Health Care	12.5%
Industrials	12.2%
Real Estate	3.5%
Technology	18.0%
Telecommunications	2.9%
Utilities	3.8%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3349

Vanguard Russell 1000 Value Index Fund

Institutional Shares (VRVIX)

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.05%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund’s benchmark outperformed its growth counterpart.

  Each of the benchmark’s 11 industry sectors posted positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark’s return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $5,000,000

Table Summary
	Institutional Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,191,636	$5,192,923	$5,116,612
2017	$5,550,790	$5,553,254	$5,513,817
2017	$5,477,604	$5,480,992	$5,632,496
2017	$5,574,708	$5,578,877	$5,802,313
2017	$5,957,723	$5,962,987	$6,256,892
2018	$5,977,403	$5,983,870	$6,408,855
2018	$5,925,376	$5,933,026	$6,482,327
2018	$6,265,499	$6,274,515	$6,977,843
2018	$6,128,718	$6,139,391	$6,600,859
2019	$6,164,152	$6,172,954	$6,728,954
2019	$6,009,859	$6,018,959	$6,639,384
2019	$6,303,627	$6,313,234	$7,063,661
2019	$6,823,619	$6,834,840	$7,615,631
2020	$6,195,537	$6,206,270	$7,184,422
2020	$5,910,170	$5,920,294	$7,390,068
2020	$6,354,967	$6,366,286	$8,561,505
2020	$6,939,119	$6,952,636	$9,057,250
2021	$7,569,505	$7,585,363	$9,735,081
2021	$8,527,787	$8,547,909	$10,639,299
2021	$8,664,830	$8,686,473	$11,414,050
2021	$8,477,665	$8,499,380	$11,456,415
2022	$8,696,957	$8,722,691	$10,896,787
2022	$8,600,376	$8,627,561	$10,214,460
2022	$8,118,749	$8,145,724	$9,846,677
2022	$8,675,140	$8,705,416	$10,167,204
2023	$8,446,892	$8,477,583	$9,999,579
2023	$8,204,935	$8,235,324	$10,410,644
2023	$8,812,728	$8,845,774	$11,298,765
2023	$8,789,259	$8,823,385	$11,450,657
2024	$9,627,454	$9,665,655	$12,859,424
2024	$9,982,381	$10,023,349	$13,292,095
2024	$10,670,932	$10,716,618	$14,255,636
2024	$11,381,905	$11,431,994	$15,407,713
2025	$11,137,613	$11,188,318	$15,110,339
2025	$10,865,585	$10,916,385	$15,022,328
2025	$11,660,931	$11,716,231	$16,518,955
2025	$12,201,182	$12,261,016	$17,492,634
2026	$13,175,687	$13,242,220	$17,666,856
2026	$13,960,516	$14,032,901	$19,505,184
2026	$15,118,561	$15,198,683	$19,846,901

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	29.65%	11.78%	11.70%
Russell 1000 Value Index	29.72%	11.84%	11.76%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$23,891
Number of Portfolio Holdings	881
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$183

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	2.7%
Consumer Discretionary	14.4%
Consumer Staples	5.6%
Energy	6.3%
Financials	17.9%
Health Care	12.5%
Industrials	12.2%
Real Estate	3.5%
Technology	18.0%
Telecommunications	2.9%
Utilities	3.8%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1849

Vanguard Russell 1000 Growth Index Fund

ETF Shares (VONG) Nasdaq

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund’s benchmark underperformed its value counterpart.

  Seven of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark’s return. Consumer discretionary, financials, and utilities detracted.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $10,000

Table Summary
	ETF Shares Net Asset Value	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,011	$10,014	$10,233
2017	$10,909	$10,915	$11,028
2017	$11,577	$11,587	$11,265
2017	$12,066	$12,082	$11,605
2017	$13,080	$13,099	$12,514
2018	$13,741	$13,765	$12,818
2018	$13,995	$14,024	$12,965
2018	$15,335	$15,371	$13,956
2018	$14,188	$14,224	$13,202
2019	$14,636	$14,677	$13,458
2019	$14,736	$14,780	$13,279
2019	$15,979	$16,028	$14,127
2019	$17,157	$17,213	$15,231
2020	$16,835	$16,894	$14,369
2020	$18,588	$18,660	$14,780
2020	$23,039	$23,135	$17,123
2020	$23,378	$23,478	$18,115
2021	$24,262	$24,371	$19,470
2021	$25,987	$26,110	$21,279
2021	$29,583	$29,734	$22,828
2021	$30,529	$30,686	$22,913
2022	$27,288	$27,429	$21,794
2022	$24,346	$24,478	$20,429
2022	$23,931	$24,068	$19,693
2022	$23,907	$24,046	$20,334
2023	$23,632	$23,770	$19,999
2023	$26,653	$26,814	$20,821
2023	$29,164	$29,347	$22,598
2023	$30,157	$30,338	$22,901
2024	$34,473	$34,688	$25,719
2024	$35,595	$35,825	$26,584
2024	$38,119	$38,373	$28,511
2024	$41,594	$41,880	$30,815
2025	$41,246	$41,538	$30,221
2025	$41,832	$42,137	$30,045
2025	$46,689	$47,036	$33,038
2025	$50,023	$50,404	$34,985
2026	$47,311	$47,678	$35,334
2026	$53,790	$54,212	$39,010
2026	$51,713	$52,124	$39,694

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	10.76%	11.82%	17.86%
ETF Shares Market Price	10.76%	11.82%	17.86%
Russell 1000 Growth Index	10.82%	11.88%	17.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$54,282
Number of Portfolio Holdings	372
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$473

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	0.5%
Consumer Discretionary	10.1%
Consumer Staples	1.1%
Energy	0.6%
Financials	1.3%
Health Care	5.0%
Industrials	10.6%
Real Estate	0.4%
Technology	68.5%
Telecommunications	1.5%
Utilities	0.3%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3350

Vanguard Russell 1000 Growth Index Fund

Institutional Shares (VRGWX)

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund’s benchmark underperformed its value counterpart.

  Seven of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark’s return. Consumer discretionary, financials, and utilities detracted.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $5,000,000

Table Summary
	Institutional Shares	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,006,262	$5,007,071	$5,116,612
2017	$5,455,698	$5,457,515	$5,513,817
2017	$5,790,154	$5,793,731	$5,632,496
2017	$6,035,864	$6,040,797	$5,802,313
2017	$6,543,770	$6,549,554	$6,256,892
2018	$6,874,793	$6,882,704	$6,408,855
2018	$7,002,045	$7,011,775	$6,482,327
2018	$7,673,892	$7,685,543	$6,977,843
2018	$7,100,544	$7,112,110	$6,600,859
2019	$7,325,272	$7,338,442	$6,728,954
2019	$7,375,705	$7,389,973	$6,639,384
2019	$7,996,929	$8,013,973	$7,063,661
2019	$8,587,048	$8,606,515	$7,615,631
2020	$8,425,707	$8,447,088	$7,184,422
2020	$9,305,246	$9,330,022	$7,390,068
2020	$11,534,513	$11,567,411	$8,561,505
2020	$11,703,934	$11,739,147	$9,057,250
2021	$12,146,978	$12,185,372	$9,735,081
2021	$13,011,928	$13,054,940	$10,639,299
2021	$14,812,249	$14,867,041	$11,414,050
2021	$15,286,946	$15,343,236	$11,456,415
2022	$13,662,987	$13,714,613	$10,896,787
2022	$12,190,935	$12,238,815	$10,214,460
2022	$11,984,449	$12,033,943	$9,846,677
2022	$11,972,624	$12,023,018	$10,167,204
2023	$11,833,438	$11,885,099	$9,999,579
2023	$13,346,426	$13,407,235	$10,410,644
2023	$14,604,788	$14,673,724	$11,298,765
2023	$15,102,813	$15,169,224	$11,450,657
2024	$17,264,759	$17,343,783	$12,859,424
2024	$17,826,944	$17,912,258	$13,292,095
2024	$19,091,262	$19,186,327	$14,255,636
2024	$20,832,330	$20,940,049	$15,407,713
2025	$20,658,583	$20,768,784	$15,110,339
2025	$20,953,299	$21,068,713	$15,022,328
2025	$23,385,458	$23,518,109	$16,518,955
2025	$25,056,742	$25,201,980	$17,492,634
2026	$23,699,046	$23,838,859	$17,666,856
2026	$26,944,828	$27,106,221	$19,505,184
2026	$25,905,632	$26,062,072	$19,846,901

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	10.78%	11.83%	17.88%
Russell 1000 Growth Index	10.82%	11.88%	17.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$54,282
Number of Portfolio Holdings	372
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$473

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	0.5%
Consumer Discretionary	10.1%
Consumer Staples	1.1%
Energy	0.6%
Financials	1.3%
Health Care	5.0%
Industrials	10.6%
Real Estate	0.4%
Technology	68.5%
Telecommunications	1.5%
Utilities	0.3%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1850

Vanguard Russell 2000 Index Fund

ETF Shares (VTWO) Nasdaq

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Health care, technology, and industrials contributed the most to the benchmark's return. Consumer staples was the only sector that posted a negative return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $10,000

Table Summary
	ETF Shares Net Asset Value	Russell 2000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,705	$10,705	$10,233
2017	$11,262	$11,261	$11,028
2017	$11,172	$11,168	$11,265
2017	$11,494	$11,491	$11,605
2017	$12,673	$12,668	$12,514
2018	$12,450	$12,445	$12,818
2018	$13,495	$13,487	$12,965
2018	$14,425	$14,416	$13,956
2018	$12,749	$12,740	$13,202
2019	$13,149	$13,139	$13,458
2019	$12,280	$12,267	$13,279
2019	$12,573	$12,557	$14,127
2019	$13,718	$13,698	$15,231
2020	$12,514	$12,492	$14,369
2020	$11,866	$11,845	$14,780
2020	$13,342	$13,313	$17,123
2020	$15,600	$15,560	$18,115
2021	$18,915	$18,863	$19,470
2021	$19,544	$19,493	$21,279
2021	$19,633	$19,581	$22,828
2021	$19,037	$18,987	$22,913
2022	$17,772	$17,729	$21,794
2022	$16,235	$16,195	$20,429
2022	$16,123	$16,079	$19,693
2022	$16,562	$16,516	$20,334
2023	$16,718	$16,663	$19,999
2023	$15,491	$15,437	$20,821
2023	$16,889	$16,827	$22,598
2023	$16,153	$16,092	$22,901
2024	$18,406	$18,337	$25,719
2024	$18,614	$18,543	$26,584
2024	$20,013	$19,935	$28,511
2024	$22,042	$21,955	$30,815
2025	$19,641	$19,564	$30,221
2025	$18,839	$18,763	$30,045
2025	$21,656	$21,563	$33,038
2025	$22,959	$22,854	$34,985
2026	$24,242	$24,130	$35,334
2026	$26,973	$26,846	$39,010
2026	$27,403	$27,269	$39,694

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	26.54%	6.90%	10.61%
ETF Shares Market Price	26.50%	6.90%	10.61%
Russell 2000 Index	26.46%	6.85%	10.55%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$17,993
Number of Portfolio Holdings	2,001
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$159

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	4.0%
Consumer Discretionary	11.3%
Consumer Staples	1.6%
Energy	6.6%
Financials	18.4%
Health Care	20.7%
Industrials	15.6%
Real Estate	6.0%
Technology	10.9%
Telecommunications	1.6%
Utilities	3.1%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3351

Vanguard Russell 2000 Index Fund

Institutional Shares (VRTIX)

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Health care, technology, and industrials contributed the most to the benchmark's return. Consumer staples was the only sector that posted a negative return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $5,000,000

Table Summary
	Institutional Shares	Russell 2000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,353,651	$5,352,314	$5,116,612
2017	$5,632,937	$5,630,594	$5,513,817
2017	$5,588,609	$5,583,835	$5,632,496
2017	$5,751,449	$5,745,737	$5,802,313
2017	$6,342,538	$6,333,782	$6,256,892
2018	$6,231,995	$6,222,426	$6,408,855
2018	$6,755,964	$6,743,297	$6,482,327
2018	$7,222,786	$7,207,878	$6,977,843
2018	$6,384,382	$6,370,116	$6,600,859
2019	$6,585,347	$6,569,596	$6,728,954
2019	$6,150,043	$6,133,367	$6,639,384
2019	$6,296,369	$6,278,568	$7,063,661
2019	$6,869,290	$6,848,775	$7,615,631
2020	$6,267,265	$6,246,125	$7,184,422
2020	$5,943,243	$5,922,454	$7,390,068
2020	$6,683,398	$6,656,561	$8,561,505
2020	$7,814,450	$7,779,788	$9,057,250
2021	$9,476,414	$9,431,438	$9,735,081
2021	$9,791,233	$9,746,257	$10,639,299
2021	$9,837,078	$9,790,547	$11,414,050
2021	$9,538,453	$9,493,291	$11,456,415
2022	$8,904,829	$8,864,621	$10,896,787
2022	$8,134,736	$8,097,664	$10,214,460
2022	$8,078,674	$8,039,627	$9,846,677
2022	$8,300,366	$8,257,880	$10,167,204
2023	$8,377,510	$8,331,407	$9,999,579
2023	$7,762,934	$7,718,743	$10,410,644
2023	$8,463,537	$8,413,610	$11,298,765
2023	$8,095,027	$8,046,066	$11,450,657
2024	$9,225,145	$9,168,660	$12,859,424
2024	$9,329,721	$9,271,373	$13,292,095
2024	$10,031,650	$9,967,700	$14,255,636
2024	$11,049,113	$10,977,525	$15,407,713
2025	$9,846,028	$9,782,182	$15,110,339
2025	$9,443,772	$9,381,280	$15,022,328
2025	$10,856,546	$10,781,704	$16,518,955
2025	$11,509,171	$11,427,017	$17,492,634
2026	$12,152,062	$12,064,941	$17,666,856
2026	$13,521,942	$13,423,049	$19,505,184
2026	$13,737,600	$13,634,494	$19,846,901

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	26.54%	6.91%	10.64%
Russell 2000 Index	26.46%	6.85%	10.55%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$17,993
Number of Portfolio Holdings	2,001
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$159

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	4.0%
Consumer Discretionary	11.3%
Consumer Staples	1.6%
Energy	6.6%
Financials	18.4%
Health Care	20.7%
Industrials	15.6%
Real Estate	6.0%
Technology	10.9%
Telecommunications	1.6%
Utilities	3.1%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1851

Vanguard Russell 2000 Value Index Fund

ETF Shares (VTWV) Nasdaq

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund's benchmark outperformed its growth counterpart.

  Each of the benchmark's 11 industry sectors posted positive returns. Health care, technology, and financials contributed most to the benchmark's return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $10,000

Table Summary
	ETF Shares Net Asset Value	Russell 2000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$11,041	$11,041	$10,233
2017	$11,578	$11,580	$11,028
2017	$11,167	$11,169	$11,265
2017	$11,342	$11,347	$11,605
2017	$12,508	$12,518	$12,514
2018	$11,916	$11,924	$12,818
2018	$12,984	$12,995	$12,965
2018	$13,606	$13,621	$13,956
2018	$12,271	$12,289	$13,202
2019	$12,432	$12,451	$13,458
2019	$11,505	$11,524	$13,279
2019	$11,575	$11,593	$14,127
2019	$12,755	$12,776	$15,231
2020	$11,275	$11,294	$14,369
2020	$9,819	$9,831	$14,780
2020	$10,874	$10,881	$17,123
2020	$12,810	$12,820	$18,115
2021	$15,917	$15,932	$19,470
2021	$17,612	$17,636	$21,279
2021	$17,327	$17,354	$22,828
2021	$17,021	$17,052	$22,913
2022	$16,950	$16,989	$21,794
2022	$16,240	$16,284	$20,429
2022	$15,546	$15,587	$19,693
2022	$16,195	$16,242	$20,334
2023	$16,202	$16,242	$19,999
2023	$14,377	$14,412	$20,821
2023	$15,887	$15,926	$22,598
2023	$15,436	$15,474	$22,901
2024	$17,106	$17,152	$25,719
2024	$17,496	$17,547	$26,584
2024	$18,932	$18,991	$28,511
2024	$20,442	$20,510	$30,815
2025	$18,389	$18,453	$30,221
2025	$17,292	$17,348	$30,045
2025	$20,032	$20,097	$33,038
2025	$21,062	$21,130	$34,985
2026	$22,980	$23,056	$35,334
2026	$24,960	$25,043	$39,010
2026	$26,031	$26,117	$39,694

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	29.95%	8.48%	10.04%
ETF Shares Market Price	30.13%	8.51%	10.04%
Russell 2000 Value Index	29.95%	8.52%	10.08%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$1,446
Number of Portfolio Holdings	1,429
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$11

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	3.7%
Consumer Discretionary	11.6%
Consumer Staples	2.0%
Energy	7.3%
Financials	28.4%
Health Care	11.4%
Industrials	13.2%
Real Estate	9.7%
Technology	5.5%
Telecommunications	1.7%
Utilities	5.3%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3352

Vanguard Russell 2000 Value Index Fund

Institutional Shares (VRTVX)

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund's benchmark outperformed its growth counterpart.

  Each of the benchmark's 11 industry sectors posted positive returns. Health care, technology, and financials contributed most to the benchmark's return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $5,000,000

Table Summary
	Institutional Shares	Russell 2000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,521,984	$5,520,661	$5,116,612
2017	$5,792,185	$5,790,180	$5,513,817
2017	$5,588,158	$5,584,280	$5,632,496
2017	$5,677,525	$5,673,251	$5,802,313
2017	$6,263,824	$6,258,931	$6,256,892
2018	$5,968,270	$5,961,820	$6,408,855
2018	$6,504,949	$6,497,378	$6,482,327
2018	$6,818,586	$6,810,589	$6,977,843
2018	$6,150,723	$6,144,452	$6,600,859
2019	$6,233,729	$6,225,493	$6,728,954
2019	$5,769,479	$5,762,135	$6,639,384
2019	$5,804,032	$5,796,392	$7,063,661
2019	$6,396,121	$6,387,758	$7,615,631
2020	$5,655,267	$5,647,000	$7,184,422
2020	$4,926,709	$4,915,619	$7,390,068
2020	$5,457,712	$5,440,370	$8,561,505
2020	$6,430,064	$6,410,031	$9,057,250
2021	$7,991,755	$7,965,866	$9,735,081
2021	$8,844,256	$8,817,813	$10,639,299
2021	$8,702,805	$8,676,941	$11,414,050
2021	$8,550,338	$8,525,801	$11,456,415
2022	$8,515,313	$8,494,391	$10,896,787
2022	$8,160,910	$8,141,806	$10,214,460
2022	$7,812,450	$7,793,402	$9,846,677
2022	$8,141,650	$8,121,148	$10,167,204
2023	$8,145,035	$8,120,795	$9,999,579
2023	$7,228,753	$7,205,891	$10,410,644
2023	$7,988,722	$7,962,869	$11,298,765
2023	$7,762,592	$7,736,799	$11,450,657
2024	$8,605,201	$8,576,232	$12,859,424
2024	$8,802,850	$8,773,673	$13,292,095
2024	$9,527,130	$9,495,413	$14,255,636
2024	$10,289,471	$10,254,979	$15,407,713
2025	$9,257,408	$9,226,289	$15,110,339
2025	$8,705,035	$8,674,045	$15,022,328
2025	$10,085,622	$10,048,665	$16,518,955
2025	$10,605,282	$10,565,092	$17,492,634
2026	$11,571,380	$11,528,232	$17,666,856
2026	$12,568,640	$12,521,549	$19,505,184
2026	$13,108,108	$13,058,567	$19,846,901

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	29.97%	8.54%	10.12%
Russell 2000 Value Index	29.95%	8.52%	10.08%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$1,446
Number of Portfolio Holdings	1,429
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$11

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	3.7%
Consumer Discretionary	11.6%
Consumer Staples	2.0%
Energy	7.3%
Financials	28.4%
Health Care	11.4%
Industrials	13.2%
Real Estate	9.7%
Technology	5.5%
Telecommunications	1.7%
Utilities	5.3%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1852

Vanguard Russell 2000 Growth Index Fund

ETF Shares (VTWG) Nasdaq

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund's benchmark underperformed its value counterpart.

  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Health care, industrials, and technology contributed most to the benchmark's return. Utilities and consumer staples, the two sectors that posted negative returns, detracted the most.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $10,000

Table Summary
	ETF Shares Net Asset Value	Russell 2000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,368	$10,365	$10,233
2017	$10,940	$10,939	$11,028
2017	$11,173	$11,169	$11,265
2017	$11,639	$11,639	$11,605
2017	$12,820	$12,820	$12,514
2018	$12,953	$12,956	$12,818
2018	$13,967	$13,970	$12,965
2018	$15,211	$15,213	$13,956
2018	$13,180	$13,180	$13,202
2019	$13,821	$13,823	$13,458
2019	$13,011	$13,009	$13,279
2019	$13,543	$13,537	$14,127
2019	$14,631	$14,621	$15,231
2020	$13,734	$13,723	$14,369
2020	$13,973	$13,962	$14,780
2020	$15,889	$15,876	$17,123
2020	$18,436	$18,414	$18,115
2021	$21,830	$21,803	$19,470
2021	$20,993	$20,961	$21,279
2021	$21,557	$21,529	$22,828
2021	$20,638	$20,615	$22,913
2022	$18,027	$18,009	$21,794
2022	$15,585	$15,572	$20,429
2022	$16,107	$16,091	$19,693
2022	$16,312	$16,295	$20,334
2023	$16,607	$16,584	$19,999
2023	$16,015	$15,990	$20,821
2023	$17,213	$17,181	$22,598
2023	$16,188	$16,159	$22,901
2024	$18,972	$18,936	$25,719
2024	$18,966	$18,929	$26,584
2024	$20,258	$20,218	$28,511
2024	$22,740	$22,693	$30,815
2025	$20,080	$20,039	$30,221
2025	$19,623	$19,582	$30,045
2025	$22,387	$22,336	$33,038
2025	$23,913	$23,853	$34,985
2026	$24,487	$24,424	$35,334
2026	$27,857	$27,781	$39,010
2026	$27,615	$27,528	$39,694

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	23.35%	5.08%	10.69%
ETF Shares Market Price	23.35%	5.08%	10.70%
Russell 2000 Growth Index	23.25%	5.04%	10.66%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$1,732
Number of Portfolio Holdings	1,140
Portfolio Turnover Rate	45%
Total Investment Advisory Fees (in thousands)	$15

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	4.4%
Consumer Discretionary	11.1%
Consumer Staples	1.2%
Energy	5.8%
Financials	8.8%
Health Care	29.8%
Industrials	17.9%
Real Estate	2.3%
Technology	15.9%
Telecommunications	1.6%
Utilities	0.9%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3353

Vanguard Russell 2000 Growth Index Fund

Institutional Shares (VRTGX)

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund's benchmark underperformed its value counterpart.

  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Health care, industrials, and technology contributed most to the benchmark's return. Utilities and consumer staples, the two sectors that posted negative returns, detracted the most.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $5,000,000

Table Summary
	Institutional Shares	Russell 2000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,185,697	$5,182,378	$5,116,612
2017	$5,473,239	$5,469,260	$5,513,817
2017	$5,591,338	$5,584,705	$5,632,496
2017	$5,826,316	$5,819,287	$5,802,313
2017	$6,420,172	$6,410,116	$6,256,892
2018	$6,488,220	$6,477,827	$6,408,855
2018	$6,998,442	$6,985,231	$6,482,327
2018	$7,623,670	$7,606,736	$6,977,843
2018	$6,607,997	$6,590,216	$6,600,859
2019	$6,930,951	$6,911,554	$6,728,954
2019	$6,525,479	$6,504,401	$6,639,384
2019	$6,792,227	$6,768,595	$7,063,661
2019	$7,339,232	$7,310,424	$7,615,631
2020	$6,890,349	$6,861,658	$7,184,422
2020	$7,012,699	$6,980,796	$7,390,068
2020	$7,975,737	$7,938,037	$8,561,505
2020	$9,255,796	$9,207,139	$9,057,250
2021	$10,961,884	$10,901,579	$9,735,081
2021	$10,543,267	$10,480,644	$10,639,299
2021	$10,828,776	$10,764,705	$11,414,050
2021	$10,368,740	$10,307,449	$11,456,415
2022	$9,057,632	$9,004,627	$10,896,787
2022	$7,832,237	$7,786,082	$10,214,460
2022	$8,095,573	$8,045,533	$9,846,677
2022	$8,200,879	$8,147,279	$10,167,204
2023	$8,349,990	$8,291,902	$9,999,579
2023	$8,053,582	$7,994,785	$10,410,644
2023	$8,657,370	$8,590,690	$11,298,765
2023	$8,142,987	$8,079,376	$11,450,657
2024	$9,545,319	$9,468,022	$12,859,424
2024	$9,544,285	$9,464,455	$13,292,095
2024	$10,196,450	$10,108,976	$14,255,636
2024	$11,447,335	$11,346,743	$15,407,713
2025	$10,109,666	$10,019,693	$15,110,339
2025	$9,880,634	$9,791,246	$15,022,328
2025	$11,273,316	$11,168,094	$16,518,955
2025	$12,042,249	$11,926,271	$17,492,634
2026	$12,332,387	$12,212,076	$17,666,856
2026	$14,030,126	$13,890,735	$19,505,184
2026	$13,908,239	$13,764,190	$19,846,901

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	23.37%	5.13%	10.77%
Russell 2000 Growth Index	23.25%	5.04%	10.66%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$1,732
Number of Portfolio Holdings	1,140
Portfolio Turnover Rate	45%
Total Investment Advisory Fees (in thousands)	$15

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	4.4%
Consumer Discretionary	11.1%
Consumer Staples	1.2%
Energy	5.8%
Financials	8.8%
Health Care	29.8%
Industrials	17.9%
Real Estate	2.3%
Technology	15.9%
Telecommunications	1.6%
Utilities	0.9%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1853

Vanguard Russell 3000 Index Fund

ETF Shares (VTHR) Nasdaq

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark's return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $10,000

Table Summary
	ETF Shares Net Asset Value	Russell 3000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,234	$10,238	$10,233
2017	$11,023	$11,029	$11,028
2017	$11,257	$11,268	$11,265
2017	$11,592	$11,606	$11,605
2017	$12,495	$12,518	$12,514
2018	$12,791	$12,819	$12,818
2018	$12,935	$12,965	$12,965
2018	$13,919	$13,956	$13,956
2018	$13,169	$13,209	$13,202
2019	$13,423	$13,466	$13,458
2019	$13,245	$13,289	$13,279
2019	$14,093	$14,139	$14,127
2019	$15,202	$15,256	$15,231
2020	$14,342	$14,395	$14,369
2020	$14,751	$14,812	$14,780
2020	$17,096	$17,171	$17,123
2020	$18,076	$18,158	$18,115
2021	$19,387	$19,481	$19,470
2021	$21,206	$21,316	$21,279
2021	$22,721	$22,845	$22,828
2021	$22,810	$22,941	$22,913
2022	$21,745	$21,876	$21,794
2022	$20,403	$20,531	$20,429
2022	$19,686	$19,810	$19,693
2022	$20,329	$20,462	$20,334
2023	$19,976	$20,110	$19,999
2023	$20,804	$20,949	$20,821
2023	$22,576	$22,734	$22,598
2023	$22,885	$23,042	$22,901
2024	$25,678	$25,862	$25,719
2024	$26,531	$26,727	$26,584
2024	$28,460	$28,677	$28,511
2024	$30,746	$30,989	$30,815
2025	$30,151	$30,396	$30,221
2025	$29,983	$30,233	$30,045
2025	$32,940	$33,220	$33,038
2025	$34,897	$35,199	$34,985
2026	$35,257	$35,568	$35,334
2026	$38,788	$39,135	$39,010
2026	$39,545	$39,898	$39,694

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	20.05%	11.72%	14.74%
ETF Shares Market Price	20.07%	11.71%	14.73%
Russell 3000 Index	20.10%	11.80%	14.84%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$6,406
Number of Portfolio Holdings	2,989
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$54

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	1.7%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.7%
Financials	10.5%
Health Care	9.5%
Industrials	11.7%
Real Estate	2.2%
Technology	40.4%
Telecommunications	2.2%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3354

Vanguard Russell 3000 Index Fund

Institutional Shares (VRTTX)

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark's return.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $5,000,000

Table Summary
	Institutional Shares	Russell 3000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,118,239	$5,118,776	$5,116,612
2017	$5,513,397	$5,514,627	$5,513,817
2017	$5,631,513	$5,633,946	$5,632,496
2017	$5,799,864	$5,803,136	$5,802,313
2017	$6,253,458	$6,258,836	$6,256,892
2018	$6,402,562	$6,409,311	$6,408,855
2018	$6,475,180	$6,482,500	$6,482,327
2018	$6,968,747	$6,978,173	$6,977,843
2018	$6,594,655	$6,604,738	$6,600,859
2019	$6,722,804	$6,732,934	$6,728,954
2019	$6,633,863	$6,644,317	$6,639,384
2019	$7,057,172	$7,069,582	$7,063,661
2019	$7,613,044	$7,627,846	$7,615,631
2020	$7,182,964	$7,197,672	$7,184,422
2020	$7,389,953	$7,405,990	$7,390,068
2020	$8,566,202	$8,585,406	$8,561,505
2020	$9,057,564	$9,078,940	$9,057,250
2021	$9,715,315	$9,740,415	$9,735,081
2021	$10,627,909	$10,658,081	$10,639,299
2021	$11,387,775	$11,422,283	$11,414,050
2021	$11,433,030	$11,470,267	$11,456,415
2022	$10,899,633	$10,937,873	$10,896,787
2022	$10,227,741	$10,265,446	$10,214,460
2022	$9,868,217	$9,905,181	$9,846,677
2022	$10,192,027	$10,231,181	$10,167,204
2023	$10,014,533	$10,054,866	$9,999,579
2023	$10,430,644	$10,474,313	$10,410,644
2023	$11,318,692	$11,366,922	$11,298,765
2023	$11,473,306	$11,521,195	$11,450,657
2024	$12,874,820	$12,930,766	$12,859,424
2024	$13,303,261	$13,363,447	$13,292,095
2024	$14,271,279	$14,338,734	$14,255,636
2024	$15,418,427	$15,494,321	$15,407,713
2025	$15,120,176	$15,197,967	$15,110,339
2025	$15,036,069	$15,116,507	$15,022,328
2025	$16,519,081	$16,609,978	$16,518,955
2025	$17,500,300	$17,599,685	$17,492,634
2026	$17,681,302	$17,784,115	$17,666,856
2026	$19,453,265	$19,567,603	$19,505,184
2026	$19,832,852	$19,949,239	$19,846,901

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	20.06%	11.74%	14.77%
Russell 3000 Index	20.10%	11.80%	14.84%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$6,406
Number of Portfolio Holdings	2,989
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$54

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	1.7%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.7%
Financials	10.5%
Health Care	9.5%
Industrials	11.7%
Real Estate	2.2%
Technology	40.4%
Telecommunications	2.2%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1854

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch and John Murphy, each a member of the Registrant's Audit and Risk Committee, are Audit Committee Financial Experts and are independent.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
(a) Audit Fees.	$633,000	$522,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$633,000	$522,000

(e)         (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)           For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)         Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$6,245,863	$3,710,837
Tax Fees.	$1,966,783	$1,775,524
All Other Fees.	$0	$50,000
Total.	$8,235,950	$5,536,360

(h)         For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, John Murphy, and Barbara Venneman.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2026
Vanguard Explorer Value™ Fund

Explorer Value Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.5%)
Communication Services (4.0%)
*	Madison Square Garden Entertainment Corp.	209,576	16,282
*	Madison Square Garden Sports Corp.	29,280	11,265
*	Sphere Entertainment Co.	80,690	10,998
	Omnicom Group Inc.	103,951	9,099
*	Manchester United plc Class A	328,108	7,140
	National CineMedia Inc.	604,913	1,524
			56,308
Consumer Discretionary (15.0%)
*	Covista Inc.	184,500	24,415
	OneSpaWorld Holdings Ltd.	884,712	21,967
*	Norwegian Cruise Line Holdings Ltd.	814,906	13,153
*	Mattel Inc.	753,201	11,260
	Boyd Gaming Corp.	116,159	9,013
	Steven Madden Ltd.	200,379	8,652
*	Helen of Troy Ltd.	260,331	7,836
*	Mohawk Industries Inc.	59,214	7,594
	ADT Inc.	1,018,954	7,530
	Monarch Casino & Resort Inc.	61,456	7,402
	Vail Resorts Inc.	53,937	7,385
	Choice Hotels International Inc.	71,120	7,351
	Gentex Corp.	305,587	6,836
	Somnigroup International Inc.	103,549	6,705
	Carter's Inc.	202,416	6,556
	Sturm Ruger & Co. Inc.	171,117	6,497
*	Stride Inc.	74,888	6,492
	Phinia Inc.	93,486	6,398
	Perdoceo Education Corp.	191,212	6,356
*	Malibu Boats Inc. Class A	225,797	6,088
*	LGI Homes Inc.	102,522	5,735
*	Asbury Automotive Group Inc.	26,869	5,680
	Cracker Barrel Old Country Store Inc.	90,625	5,006
	Kontoor Brands Inc.	59,825	4,512
	LCI Industries	35,608	3,583
	Cheesecake Factory Inc.	21,275	2,330
			212,332
Consumer Staples (1.5%)
	J M Smucker Co.	59,634	7,822
	Energizer Holdings Inc.	309,692	6,745
*	Darling Ingredients Inc.	88,824	5,886
			20,453
Energy (4.1%)
	Kinetik Holdings Inc.	172,758	9,472
	Weatherford International plc	72,095	7,049
	Matador Resources Co.	120,653	6,999
*	Tidewater Inc.	74,924	6,977
	Select Water Solutions Inc.	351,707	6,858
	Flowco Holdings Inc. Class A	306,638	6,728
*	Gulfport Energy Corp.	33,383	5,990
	Core Laboratories Inc.	443,671	5,515
*	HMH Holding Inc. Class A	118,677	2,286
			57,874
Financials (24.4%)
	First American Financial Corp.	297,292	21,976
	Affiliated Managers Group Inc.	57,861	21,304
	Simmons First National Corp. Class A	715,845	16,164
	Renasant Corp.	387,884	15,868
	Carlyle Group Inc.	306,716	14,842
	Northern Trust Corp.	65,227	12,104
1

Explorer Value Fund
		Shares	Market Value• ($000)
	Popular Inc.	64,004	10,765
*	WEX Inc.	52,938	10,089
	First BanCorp (XNYS)	340,047	9,481
	BOK Financial Corp.	68,179	9,278
	Atlantic Union Bankshares Corp.	225,452	9,093
	Bread Financial Holdings Inc.	84,618	8,840
	CVB Financial Corp.	398,220	8,829
	Home BancShares Inc.	298,947	8,807
	First Interstate BancSystem Inc. Class A	228,652	8,417
	Radian Group Inc.	227,574	8,161
	PROG Holdings Inc.	213,597	8,144
	Lazard Inc.	182,891	7,906
	RLI Corp.	124,267	7,887
	ConnectOne Bancorp Inc.	248,800	7,822
	Federal Agricultural Mortgage Corp. Class C	35,521	7,811
	Wintrust Financial Corp.	51,617	7,761
	WSFS Financial Corp.	99,149	7,679
	Eastern Bankshares Inc.	346,758	7,615
	FB Financial Corp.	130,642	7,441
	FNB Corp.	407,383	7,427
	Bank OZK	149,723	7,348
	Hope Bancorp Inc.	516,494	7,122
*	NMI Holdings Inc.	158,947	7,049
	First Hawaiian Inc.	268,274	6,871
	WaFd Inc.	191,887	6,862
	Houlihan Lokey Inc.	45,715	6,093
	Perella Weinberg Partners	344,448	5,728
	Navient Corp.	564,048	5,364
	BankUnited Inc.	110,350	5,032
	Rithm Capital Corp.	488,164	4,896
	Kemper Corp.	153,601	4,328
*	Donnelley Financial Solutions Inc.	80,284	3,878
	Evercore Inc. Class A	8,858	2,537
	First Busey Corp.	50,244	1,512
			346,131
Health Care (9.7%)
*	Charles River Laboratories International Inc.	55,215	15,915
*	Envista Holdings Corp.	540,001	14,656
*	Haemonetics Corp.	110,427	11,382
*	Prestige Consumer Healthcare Inc.	213,239	11,041
	Labcorp Holdings Inc.	31,324	10,420
*	Bio-Rad Laboratories Inc. Class A	25,072	9,681
*	Merit Medical Systems Inc.	94,012	8,523
*	Integra LifeSciences Holdings Corp.	457,247	7,737
*	ADMA Biologics Inc.	805,826	7,567
	Chemed Corp.	14,309	7,422
*	Halozyme Therapeutics Inc.	68,795	7,326
*	Omnicell Inc.	179,170	6,299
*	UroGen Pharma Ltd.	130,725	5,633
*	Elanco Animal Health Inc. (XNYS)	223,858	5,355
*	Pacira BioSciences Inc.	179,338	4,645
*	Veradigm Inc.	848,195	4,072
			137,674
Industrials (12.9%)
	TriNet Group Inc.	238,031	16,731
	Brink's Co.	146,116	15,916
*	Generac Holdings Inc.	74,052	13,728
	Masco Corp.	136,514	9,851
	MillerKnoll Inc.	435,551	9,839
	MSC Industrial Direct Co. Inc. Class A	75,888	9,022
*	Middleby Corp.	77,844	8,628
	nVent Electric plc	54,193	8,170
*	Resideo Technologies Inc.	403,918	7,820
	KBR Inc.	202,069	7,578
*	Gibraltar Industries Inc.	153,473	6,905
*	Amentum Holdings Inc.	336,859	6,734
	Interface Inc.	170,328	6,459
*	AAR Corp.	45,630	5,899
*	StandardAero Inc.	239,820	5,873
2

Explorer Value Fund
		Shares	Market Value• ($000)
	Kennametal Inc.	195,061	5,723
	Granite Construction Inc.	43,161	5,203
	Snap-on Inc.	9,888	3,820
	Timken Co.	31,602	3,806
	Sensata Technologies Holding plc	90,307	3,705
	FTAI Aviation Ltd.	19,026	3,617
	WESCO International Inc.	9,574	3,259
*	OPENLANE Inc.	89,913	3,201
*	Midera Food Processing Inc.	65,319	3,062
	Simpson Manufacturing Co. Inc.	16,453	3,004
	Applied Industrial Technologies Inc.	7,245	2,347
	Tennant Co.	17,998	1,253
*	Verra Mobility Corp.	268,369	1,189
	Alight Inc. Class A	73,849	1,057
			183,399
Information Technology (7.2%)
*	Zebra Technologies Corp. Class A	42,597	15,060
*	NCR Voyix Corp.	1,035,123	8,674
*	Insight Enterprises Inc.	53,422	8,388
*	Keysight Technologies Inc.	25,929	8,367
	Vontier Corp.	233,886	7,534
	TD SYNNEX Corp.	28,084	7,101
	Adeia Inc.	257,961	6,508
	Dolby Laboratories Inc. Class A	100,395	6,180
*	Arrow Electronics Inc.	25,279	5,168
	Belden Inc.	44,322	5,073
	Universal Display Corp.	58,032	4,827
*	Xperi Inc.	745,469	4,428
*	Ichor Holdings Ltd.	81,093	4,344
*	Sanmina Corp.	22,069	4,342
*	ADI Global Distribution Inc.	184,343	4,032
	MKS Inc.	10,572	2,709
			102,735
Materials (4.3%)
	Sonoco Products Co.	258,675	14,266
	Quaker Chemical Corp.	57,324	9,504
	Ashland Inc.	101,202	7,421
*	Axalta Coating Systems Ltd.	202,015	7,357
	West Fraser Timber Co. Ltd.	104,326	7,111
	Silgan Holdings Inc.	146,730	6,095
	Eagle Materials Inc.	27,605	5,363
*	Knife River Corp.	63,361	3,973
			61,090
Other (1.2%)
[1]	Vanguard S&P Small-Cap 600 Value ETF	149,129	17,491
Real Estate (7.1%)
*	Jones Lang LaSalle Inc.	51,175	18,723
	Pebblebrook Hotel Trust	426,628	7,730
*	Piedmont Realty Trust Inc.	782,401	7,488
	STAG Industrial Inc.	179,416	6,683
	Agree Realty Corp.	92,395	6,676
	Getty Realty Corp.	200,621	6,504
	Essential Properties Realty Trust Inc.	213,555	6,407
	Independence Realty Trust Inc.	380,562	6,157
	COPT Defense Properties	167,598	6,034
*	Cushman & Wakefield Ltd.	426,338	5,751
	First Industrial Realty Trust Inc.	89,074	5,512
	Federal Realty Investment Trust	44,081	5,115
	NNN REIT Inc.	102,731	4,643
*	CBRE Group Inc. Class A	23,220	3,386
	LXP Industrial Trust	47,179	2,864
	Public Storage	3,308	1,016
			100,689
Utilities (3.1%)
	Unitil Corp.	251,583	13,470
	H2O America	133,128	8,436
	Spire Inc.	93,043	7,615
3

Explorer Value Fund
		Shares	Market Value• ($000)
	UGI Corp.	197,110	7,579
	MDU Resources Group Inc.	367,220	7,315
			44,415
Total Common Stocks (Cost $1,061,889)			1,340,591
Temporary Cash Investments (6.6%)
Money Market Fund (6.6%)
[2]	Vanguard Market Liquidity Fund, 3.731% (Cost $94,127)	941,357	94,126
Total Investments (101.1%) (Cost $1,156,016)			1,434,717
Other Assets and Liabilities—Net (-1.1%)			(15,058)
Net Assets (100%)			1,419,659
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	284	42,014	(688)

See accompanying Notes, which are an integral part of the Financial Statements.
4

Explorer Value Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,047,134)	1,323,100
Affiliated Issuers (Cost $108,882)	111,617
Total Investments in Securities	1,434,717
Investment in Vanguard	30
Cash	784
Cash Collateral Pledged—Futures Contracts	5,430
Receivables for Investment Securities Sold	730
Receivables for Accrued Income	1,444
Receivables for Capital Shares Issued	723
Total Assets	1,443,858
Liabilities
Payables for Investment Securities Purchased	21,581
Payables to Investment Advisor	791
Payables for Capital Shares Redeemed	1,224
Payables to Vanguard	138
Variation Margin Payable—Futures Contracts	464
Other Liabilities	1
Total Liabilities	24,199
Net Assets	1,419,659
At August 31, 2026, net assets consisted of:

Paid-in Capital	1,057,047
Total Distributable Earnings (Loss)	362,612
Net Assets	1,419,659

Net Assets
Applicable to 28,046,920 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,419,659
Net Asset Value Per Share	$50.62

See accompanying Notes, which are an integral part of the Financial Statements.
5

Explorer Value Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	17,146
Dividends—Affiliated Issuers	193
Interest—Unaffiliated Issuers	104
Interest—Affiliated Issuers	2,153
Securities Lending—Net	32
Total Income	19,628
Expenses
Investment Advisory Fees—Note B
Basic Fee	3,236
Performance Adjustment	(148)
The Vanguard Group—Note C
Management and Administrative[2]	2,351
Marketing and Distribution	70
Custodian Fees	15
Auditing Fees	47
Accounting Fees[2]	40
Shareholders’ Reports[2]	19
Trustees’ Fees and Expenses	1
Other Expenses	10
Total Expenses	5,641
Net Investment Income	13,987
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	95,207
Investment Securities Sold—Affiliated Issuers	464
Futures Contracts	4,322
Foreign Currencies	8
Realized Net Gain (Loss)	100,001
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	123,827
Investment Securities—Affiliated Issuers	2,278
Futures Contracts	(2,320)
Change in Unrealized Appreciation (Depreciation)	123,785
Net Increase (Decrease) in Net Assets Resulting from Operations	237,773

1	Dividends are net of foreign withholding taxes of $87.
2	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Explorer Value Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,987	12,336
Realized Net Gain (Loss)	100,001	92,247
Change in Unrealized Appreciation (Depreciation)	123,785	(47,637)
Net Increase (Decrease) in Net Assets Resulting from Operations	237,773	56,946
Distributions
Total Distributions	(93,902)	(144,131)
Capital Share Transactions
Issued	388,749	96,291
Issued in Lieu of Cash Distributions	87,348	134,627
Redeemed	(226,725)	(240,788)
Net Increase (Decrease) from Capital Share Transactions	249,372	(9,870)
Total Increase (Decrease)	393,243	(97,055)
Net Assets
Beginning of Period	1,026,416	1,123,471
End of Period	1,419,659	1,026,416

See accompanying Notes, which are an integral part of the Financial Statements.
7

Explorer Value Fund
Financial Highlights

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$45.40	$48.73	$41.35	$39.93	$46.26
Investment Operations
Net Investment Income[1]	.559	.515	.495	.586	.461
Net Realized and Unrealized Gain (Loss) on Investments	8.958	2.407	7.957	2.308	(4.910)
Total from Investment Operations	9.517	2.922	8.452	2.894	(4.449)
Distributions
Dividends from Net Investment Income	(.495)	(.771)	(.743)	(.495)	(.352)
Distributions from Realized Capital Gains	(3.802)	(5.481)	(.329)	(.979)	(1.529)
Total Distributions	(4.297)	(6.252)	(1.072)	(1.474)	(1.881)
Net Asset Value, End of Period	$50.62	$45.40	$48.73	$41.35	$39.93
Total Return[2]	22.93%	6.80%	20.84%	7.43%	-10.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,420	$1,026	$1,123	$959	$1,083
Ratio of Total Expenses to Average Net Assets[3]	0.49%	0.54%	0.49%[4]	0.49%[5]	0.53%[5]
Ratio of Net Investment Income to Average Net Assets	1.20%	1.18%	1.15%	1.48%	1.05%
Portfolio Turnover Rate	45%	28%	65%	23%	31%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.04%, (0.02%), (0.04%), and 0.02%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.49%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.49% and 0.53%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Explorer Value Fund
Notes to Financial Statements
Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
9

Explorer Value Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
The investment advisory firms Ariel Investments, LLC, Frontier Capital Management Co., LLC, and Wellington Management Company LLP each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Ariel Investments, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Value Index for the preceding three years. The basic fee of Frontier Capital Management Co., LLC, is subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index for the preceding three years. The basic fee of Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index since August 31, 2024.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, manages the cash reserves of the fund as described below.
For the year ended August 31, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.28% of the fund’s average net assets, before a net decrease of $148,000 (0.01%) based on performance.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $30,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,340,591	—	—	1,340,591
Temporary Cash Investments	94,126	—	—	94,126
Total	1,434,717	—	—	1,434,717

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(688)	—	—	(688)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

10

Explorer Value Fund
E.
Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	3,130
Total Distributable Earnings (Loss)	(3,130)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	29,579
Undistributed Long-Term Gains	67,677
Net Unrealized Gains (Losses)	265,356
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	362,612
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	15,601	32,306
Long-Term Capital Gains	78,301	111,825
Total	93,902	144,131

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,169,361
Gross Unrealized Appreciation	328,005
Gross Unrealized Depreciation	(62,649)
Net Unrealized Appreciation (Depreciation)	265,356
F.
During the year ended August 31, 2026, the fund purchased $623,044,000 of investment securities and sold $493,518,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $303,000 and sales were $0, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital shares issued and redeemed were:

	Year Ended August 31,
	2026 Shares (000)	2025 Shares (000)
Issued	8,344	2,129
Issued in Lieu of Cash Distributions	2,085	3,151
Redeemed	(4,990)	(5,726)
Net Increase (Decrease) in Shares Outstanding	5,439	(446)
11

Explorer Value Fund
H.
Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Aug. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Aug. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	37,366	NA1	NA1	1	(3)	2,153	—	94,126
Vanguard S&P Small-Cap 600 Value ETF	8,129	37,842	31,224	463	2,281	193	—	17,491
Total	45,495	37,842	31,224	464	2,278	2,346	—	111,617

1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At August 31, 2026, one shareholder was the record or beneficial owner of 25% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Explorer Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Explorer Value Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
For corporate shareholders, 93.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $13,695,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $1,117,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $80,460,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q16900 102026
14

Financial Statements
For the year ended August 31, 2026
Vanguard Russell 1000 Index Fund

Russell 1000 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.7%)
	Linde plc	77,528	37,956
	Newmont Corp. (XNYS)	179,141	22,583
	Freeport-McMoRan Inc.	240,614	18,224
	Ecolab Inc.	41,674	11,802
	Air Products & Chemicals Inc.	36,771	11,379
	Anglogold Ashanti plc (XNYS)	84,959	9,543
	Fastenal Co.	193,517	9,542
	Nucor Corp.	37,022	9,242
	Steel Dynamics Inc.	22,674	5,274
	Carpenter Technology Corp.	8,079	3,849
	Royal Gold Inc.	14,374	3,758
	International Flavors & Fragrances Inc.	43,329	3,741
	Coeur Mining Inc.	171,269	3,559
	CF Industries Holdings Inc.	25,609	3,330
	International Paper Co.	87,614	3,323
	Reliance Inc.	8,504	3,266
	Southern Copper Corp.	15,557	3,249
	LyondellBasell Industries NV Class A	43,543	2,834
	Albemarle Corp.	20,023	2,703
*	RBC Bearings Inc.	5,239	2,589
	Mueller Industries Inc.	36,917	2,304
	Avery Dennison Corp.	12,798	2,228
	Alcoa Corp.	43,850	2,190
	Hecla Mining Co.	105,420	2,095
	Solstice Advanced Materials Inc.	26,392	1,673
	Element Solutions Inc.	38,350	1,363
	Eastman Chemical Co.	18,681	1,353
*	MP Materials Corp.	24,196	1,325
	Timken Co.	10,798	1,301
	Mosaic Co.	53,145	1,282
	Hexcel Corp.	12,298	1,140
*	Cleveland-Cliffs Inc.	95,368	1,102
	NewMarket Corp.	1,019	915
	Celanese Corp.	18,643	848
*	Almonty Industries Inc.	36,174	644
	Aura Minerals Inc.	6,764	565
	Scotts Miracle-Gro Co.	7,331	438
	Westlake Corp.	5,587	419
	Olin Corp.	19,087	332
			195,263
Consumer Discretionary (12.3%)
*	Amazon.com Inc.	1,630,408	423,531
*	Tesla Inc.	491,072	180,690
	Walmart Inc.	737,865	77,380
	Costco Wholesale Corp.	74,561	70,377
*	Netflix Inc.	705,430	57,175
	Home Depot Inc.	167,618	54,950
	Walt Disney Co.	298,141	32,065
	McDonald's Corp.	119,450	31,480
	Booking Holdings Inc.	130,214	25,924
*	Uber Technologies Inc.	329,492	24,926
	TJX Cos. Inc.	185,836	24,885
	Starbucks Corp.	191,717	20,370
	Lowe's Cos. Inc.	94,080	19,258
*	Spotify Technology SA	26,498	14,405
	General Motors Co.	151,740	13,098
*	Airbnb Inc. Class A	69,401	12,716
	Marriott International Inc. Class A	36,686	12,538
*	O'Reilly Automotive Inc.	139,268	12,367
1

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Target Corp.	76,248	12,267
	Ross Stores Inc.	53,149	12,147
	Hilton Worldwide Holdings Inc.	37,566	11,881
*	Warner Bros Discovery Inc.	405,025	11,555
	Royal Caribbean Cruises Ltd.	42,172	11,333
	Ford Motor Co.	656,084	9,146
	Delta Air Lines Inc.	110,045	8,584
*	Carvana Co.	116,705	8,573
*	AutoZone Inc.	2,765	8,271
*	Chipotle Mexican Grill Inc.	215,065	8,179
	Garmin Ltd.	27,643	7,854
	eBay Inc.	74,832	7,750
	NIKE Inc. Class B	198,331	7,747
	Yum! Brands Inc.	46,417	7,116
*	Take-Two Interactive Software Inc.	30,751	6,756
	DR Horton Inc.	42,594	6,157
	Expedia Group Inc.	19,231	6,099
*	United Airlines Holdings Inc.	53,969	5,828
	Carnival Corp. Ltd.	216,687	5,177
*	Copart Inc.	148,836	4,910
*	Live Nation Entertainment Inc.	26,824	4,825
	Dollar General Corp.	37,224	4,718
	Restaurant Brands International Inc.	57,820	4,503
	Williams-Sonoma Inc.	19,600	4,474
*	Roblox Corp. Class A	106,449	4,395
	Estee Lauder Cos. Inc. Class A	41,662	4,262
	Tapestry Inc.	34,205	4,221
	Darden Restaurants Inc.	19,338	4,143
	Omnicom Group Inc.	47,301	4,140
	PulteGroup Inc.	31,520	3,982
*	Ulta Beauty Inc.	7,382	3,965
*	Dollar Tree Inc.	30,972	3,921
*	Liberty Media Corp.-Liberty Formula One Class C	37,151	3,713
*	Coupang Inc.	208,120	3,342
	Genuine Parts Co.	22,891	3,106
	Tractor Supply Co.	87,754	3,063
	Southwest Airlines Co.	77,247	2,976
*	NVR Inc.	448	2,829
	Lennar Corp. Class A	33,531	2,820
*	Burlington Stores Inc.	10,470	2,720
*	SharkNinja Inc.	14,114	2,717
	RB Global Inc. (XTSE)	31,329	2,650
	Best Buy Co. Inc.	32,832	2,631
*	Viking Holdings Ltd.	29,645	2,554
	Aramark	44,120	2,484
	Somnigroup International Inc.	37,368	2,420
*	Rivian Automotive Inc. Class A	149,369	2,399
*	Flutter Entertainment plc	23,637	2,368
	Fox Corp. Class A	34,244	2,306
*	Five Below Inc.	9,148	2,258
	Toll Brothers Inc.	15,679	2,249
	Hasbro Inc.	23,721	2,232
	BorgWarner Inc. (XNYS)	34,322	2,202
	Ralph Lauren Corp.	6,205	2,153
	Texas Roadhouse Inc.	10,956	2,143
*	Deckers Outdoor Corp.	23,462	2,043
	Las Vegas Sands Corp.	46,053	2,018
*	Lululemon Athletica Inc.	16,596	1,996
*	BJ's Wholesale Club Holdings Inc.	21,567	1,955
*	DraftKings Inc. Class A	79,387	1,928
	TKO Group Holdings Inc.	10,355	1,891
	News Corp. Class A	61,282	1,882
	Service Corp. International	22,425	1,831
	Rollins Inc.	49,639	1,790
	New York Times Co. Class A	25,726	1,731
*	Wayfair Inc. Class A	17,382	1,726
	Domino's Pizza Inc.	4,969	1,700
*	Aptiv plc	35,407	1,585
*	American Airlines Group Inc.	109,884	1,476
	Murphy USA Inc.	2,850	1,469
2

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	CarMax Inc.	23,615	1,448
	Dick's Sporting Goods Inc.	10,549	1,425
	Lithia Motors Inc.	3,746	1,376
	Fox Corp. Class B	21,799	1,313
*	Etsy Inc.	15,908	1,294
*	MGM Resorts International	31,049	1,284
*	GameStop Corp. Class A	69,673	1,281
*	Norwegian Cruise Line Holdings Ltd.	77,022	1,243
	Wynn Resorts Ltd.	12,917	1,179
*	Cava Group Inc.	16,774	1,103
	Hyatt Hotels Corp. Class A	6,596	1,101
*	On Holding AG Class A	38,473	1,096
	H&R Block Inc.	21,189	1,094
	LKQ Corp.	43,122	1,082
*	Lyft Inc. Class A	64,020	1,082
*	e.l.f. Beauty Inc.	9,602	1,047
	Lear Corp.	8,374	1,047
	U-Haul Holding Co.	17,279	1,031
*	Madison Square Garden Sports Corp.	2,677	1,030
*	Caesars Entertainment Inc.	34,325	1,019
	Pool Corp.	5,330	994
	Churchill Downs Inc.	11,075	969
*	Duolingo Inc.	6,518	967
*	Crocs Inc.	8,027	966
*	Trade Desk Inc. Class A	69,835	958
*	Dutch Bros Inc. Class A	19,591	957
	Versant Media Group Inc.	23,258	956
	Macy's Inc.	43,045	945
*	Chewy Inc. Class A	39,519	941
*	Amer Sports Inc.	30,421	929
	Wyndham Hotels & Resorts Inc.	12,537	923
*	Floor & Decor Holdings Inc. Class A	18,338	922
	Nexstar Media Group Inc.	4,820	878
	Gap Inc.	37,925	846
	Sirius XM Holdings Inc.	29,581	833
*	AutoNation Inc.	4,091	823
	Vail Resorts Inc.	5,930	812
	VF Corp.	60,136	808
*	Alaska Air Group Inc.	19,296	797
*	Ollie's Bargain Outlet Holdings Inc.	10,447	788
	Gentex Corp.	35,080	785
	News Corp. Class B	21,836	751
*	Liberty Live Holdings Inc. Class C	7,167	742
*	SiteOne Landscape Supply Inc.	7,355	725
*	Mattel Inc.	47,680	713
*	Planet Fitness Inc. Class A	13,078	675
*	Grand Canyon Education Inc.	4,550	674
	Bath & Body Works Inc.	34,836	671
*	Valvoline Inc.	20,902	670
	Travel & Leisure Co.	9,639	663
	Boyd Gaming Corp.	8,519	661
	Thor Industries Inc.	8,677	659
	Penske Automotive Group Inc.	2,985	647
*	Bright Horizons Family Solutions Inc.	8,458	627
	PVH Corp.	7,699	571
	Wingstop Inc.	4,613	505
*	YETI Holdings Inc.	12,253	503
*	QuantumScape Corp.	83,534	467
	Choice Hotels International Inc.	4,498	465
	Whirlpool Corp.	10,365	423
*	Avis Budget Group Inc.	2,860	422
*	Liberty Live Holdings Inc. Class A	4,220	420
	Dillard's Inc. Class A	552	346
*	Liberty Media Corp.-Liberty Formula One Class A	3,354	309
*	Birkenstock Holding plc	8,434	294
	Columbia Sportswear Co.	3,485	200
	Lennar Corp. Class B	2,086	172
*	U-Haul Holding Co. (XNYS)	1,230	83
3

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Jersey Mike's Subs Inc. Class A	633	14
			1,470,814
Consumer Staples (3.5%)
	Coca-Cola Co.	653,040	57,905
	Procter & Gamble Co.	392,038	56,893
	Philip Morris International Inc.	261,971	49,067
	PepsiCo Inc.	229,524	32,211
	CVS Health Corp.	215,787	20,265
	Altria Group Inc.	281,303	19,264
	McKesson Corp.	20,627	18,261
	Mondelez International Inc. Class A	215,329	13,365
	Colgate-Palmolive Co.	133,626	12,002
*	Monster Beverage Corp.	235,344	10,807
	Cencora Inc.	31,321	10,135
	Corteva Inc.	112,971	9,561
	Cardinal Health Inc.	39,271	9,214
	Keurig Dr Pepper Inc.	218,671	6,967
	Archer-Daniels-Midland Co.	80,919	6,578
	Sysco Corp.	80,830	6,554
	Kimberly-Clark Corp.	55,940	6,039
	Kenvue Inc.	319,431	6,031
	Kroger Co.	93,167	5,361
	Casey's General Stores Inc.	6,171	4,642
	Hershey Co.	24,419	4,303
	Church & Dwight Co. Inc.	39,565	3,948
*	US Foods Holding Corp.	37,065	3,886
	General Mills Inc.	89,142	3,673
	Kraft Heinz Co.	142,985	3,670
	Constellation Brands Inc. Class A	23,073	3,014
	Bunge Global SA	22,136	2,572
	Tyson Foods Inc. Class A	45,812	2,526
*	Performance Food Group Co.	25,125	2,492
	McCormick & Co. Inc.	43,094	2,337
	J M Smucker Co.	17,530	2,299
	Clorox Co.	20,119	1,965
	Coca-Cola Consolidated Inc.	9,553	1,868
*	Darling Ingredients Inc.	26,427	1,751
	Conagra Brands Inc.	82,038	1,314
*	Sprouts Farmers Market Inc.	15,642	1,283
	Lamb Weston Holdings Inc.	22,585	1,232
	Hormel Foods Corp.	49,430	1,080
	Ingredion Inc.	10,267	1,062
	Molson Coors Beverage Co. Class B	25,623	1,019
	Primo Brands Corp.	44,297	1,011
*	Celsius Holdings Inc.	29,065	914
	Campbell's Co.	34,391	814
	JBS NV Class A	54,643	734
	Albertsons Cos. Inc. Class A	55,438	685
	Brown-Forman Corp. Class B	22,305	593
*	Post Holdings Inc.	6,798	567
*	Freshpet Inc.	8,044	562
*	Pilgrim's Pride Corp.	6,780	213
	Reynolds Consumer Products Inc.	8,961	207
	Brown-Forman Corp. Class A	7,151	195
	Smithfield Foods Inc.	7,457	163
	Seaboard Corp.	40	156
			415,230
Energy (3.6%)
	ExxonMobil Holdings Corp.	699,033	112,509
	Chevron Corp.	311,786	64,272
	ConocoPhillips	204,643	27,113
	Marathon Petroleum Corp.	49,487	18,474
	Valero Energy Corp.	49,768	17,863
	Phillips 66	67,450	16,632
	Williams Cos. Inc.	205,144	15,396
	SLB Ltd.	250,999	15,085
	EOG Resources Inc.	90,201	13,076
	Baker Hughes Co.	166,747	10,597
	Kinder Morgan Inc.	326,356	10,522
4

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Targa Resources Corp.	35,708	10,486
	Cheniere Energy Inc.	35,164	10,257
	ONEOK Inc.	106,169	10,193
	Devon Energy Corp.	190,270	9,230
	Occidental Petroleum Corp.	121,280	7,299
	Diamondback Energy Inc.	32,029	6,421
	EQT Corp.	101,734	5,512
	TechnipFMC plc	66,813	5,221
	Halliburton Co.	139,445	5,139
	Expand Energy Corp.	38,417	3,771
	Texas Pacific Land Corp.	9,876	3,697
*	First Solar Inc.	16,984	3,429
	Ovintiv Inc. (XNYS)	47,297	3,105
	Permian Resources Corp. Class A	132,216	3,079
	HF Sinclair Corp.	26,120	2,654
	APA Corp.	59,614	2,572
	DT Midstream Inc.	17,271	2,263
*	Nextpower Inc. Class A	24,712	2,027
*	Antero Resources Corp.	49,309	1,897
	Range Resources Corp.	38,541	1,593
	Chord Energy Corp.	9,692	1,426
	Viper Energy Inc. Class A	31,708	1,420
	Antero Midstream Corp.	56,975	1,277
	NOV Inc.	58,963	1,255
	Weatherford International plc	11,788	1,153
	Matador Resources Co.	19,461	1,129
*	Enphase Energy Inc.	21,587	786
*	Solv Energy Inc. Class A	6,469	165
*,1	X-Energy Inc.	7,047	130
			430,125
Financials (10.1%)
	JPMorgan Chase & Co. (XNYS)	449,302	159,961
*	Berkshire Hathaway Inc. Class B	312,875	157,698
	Bank of America Corp. (XNYS)	1,111,237	68,830
	Goldman Sachs Group Inc. (XNYS)	45,360	46,535
	Wells Fargo & Co.	514,713	44,466
	Morgan Stanley	188,276	40,163
	Citigroup Inc. (XNYS)	286,520	37,712
	Charles Schwab Corp.	274,572	30,154
	Blackrock Inc.	25,716	29,718
	S&P Global Inc.	49,759	21,687
	Progressive Corp.	98,190	21,413
	Chubb Ltd.	59,228	20,055
	Bank of New York Mellon Corp.	115,313	18,598
	Blackstone Inc.	124,891	17,889
	CME Group Inc.	60,837	17,369
	PNC Financial Services Group Inc.	67,418	16,155
	US Bancorp	261,657	16,113
	Marsh & McLennan Cos. Inc.	81,197	15,411
	Intercontinental Exchange Inc.	94,280	15,151
*	Robinhood Markets Inc. Class A	128,808	13,500
	Travelers Cos. Inc.	35,684	13,058
	Moody's Corp.	25,252	12,743
	KKR & Co. Inc.	115,019	12,620
	Aon plc Class A (XNYS)	34,940	11,234
	Arthur J Gallagher & Co.	42,799	11,220
	Allstate Corp.	43,011	11,088
	Truist Financial Corp.	211,304	10,476
	Apollo Global Management Inc.	70,527	9,633
	Aflac Inc.	76,683	8,884
	State Street Corp.	45,146	8,640
	MetLife Inc.	90,759	8,638
*	NU Holdings Ltd. Class A	582,699	8,478
	Ameriprise Financial Inc.	15,187	8,400
	Fifth Third Bancorp	151,239	8,132
	Nasdaq Inc.	74,764	7,372
	Interactive Brokers Group Inc. Class A	72,736	7,077
*	Coinbase Global Inc. Class A	37,033	6,967
	Prudential Financial Inc.	58,452	6,874
5

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	American International Group Inc.	89,135	6,806
	MSCI Inc.	11,808	6,738
	Hartford Insurance Group Inc.	45,746	6,285
	M&T Bank Corp.	24,866	5,817
*	Arch Capital Group Ltd.	58,593	5,746
	Northern Trust Corp.	30,720	5,700
	Huntington Bancshares Inc.	336,785	5,619
	Willis Towers Watson plc	15,943	5,398
	Cboe Global Markets Inc.	17,530	5,263
	Raymond James Financial Inc.	28,133	5,012
	LPL Financial Holdings Inc.	13,468	4,985
	Citizens Financial Group Inc.	70,708	4,870
	Ares Management Corp. Class A	32,890	4,709
	Cincinnati Financial Corp.	25,422	4,319
	Regions Financial Corp.	142,879	4,269
	Principal Financial Group Inc.	35,764	3,940
	T Rowe Price Group Inc.	35,266	3,924
*	SoFi Technologies Inc.	210,678	3,767
*	Markel Group Inc.	2,067	3,727
	Brown & Brown Inc.	49,325	3,560
	Broadridge Financial Solutions Inc.	19,241	3,509
	Brookfield Asset Management Ltd. Class A	65,270	3,361
	KeyCorp	154,842	3,346
	Loews Corp.	27,932	3,025
	First Citizens BancShares Inc. Class A	1,355	2,933
	East West Bancorp Inc.	22,759	2,887
	Annaly Capital Management Inc.	125,298	2,872
*	Circle Internet Group Inc.	29,855	2,853
	Reinsurance Group of America Inc.	10,951	2,694
	Pinnacle Financial Partners Inc.	25,882	2,587
	W R Berkley Corp.	38,257	2,585
	Everest Group Ltd.	6,620	2,480
	Unum Group	26,456	2,466
	Assurant Inc.	8,283	2,335
	Equitable Holdings Inc.	46,549	2,334
	RenaissanceRe Holdings Ltd.	7,017	2,299
	Globe Life Inc.	13,045	2,252
	Carlyle Group Inc.	46,319	2,241
*	Rocket Cos. Inc. Class A	163,956	2,199
	Tradeweb Markets Inc. Class A	19,235	2,072
	AGNC Investment Corp.	193,095	2,072
	Stifel Financial Corp.	25,284	2,042
	Ally Financial Inc.	47,404	2,001
	Fidelity National Financial Inc.	42,612	1,979
	Invesco Ltd.	59,770	1,959
	First Horizon Corp.	79,524	1,934
	SEI Investments Co.	17,146	1,903
	FactSet Research Systems Inc.	6,066	1,902
	Popular Inc.	10,777	1,813
	Evercore Inc. Class A	6,133	1,757
	Southstate Bank Corp.	16,189	1,698
	Wintrust Financial Corp.	10,944	1,646
	Zions Bancorp NA	24,399	1,627
	American Financial Group Inc.	11,332	1,615
	Cullen / Frost Bankers Inc.	10,040	1,615
	Affiliated Managers Group Inc.	4,284	1,577
	Old Republic International Corp.	37,609	1,569
	Voya Financial Inc.	15,434	1,564
	Franklin Templeton Inc.	45,702	1,561
	Primerica Inc.	5,196	1,495
*	Chime Financial Inc. Class A	43,336	1,435
	Columbia Banking System Inc.	48,210	1,429
	Kinsale Capital Group Inc.	3,730	1,395
	Prosperity Bancshares Inc.	19,211	1,375
	Western Alliance Bancorp	17,476	1,365
	Jefferies Financial Group Inc.	25,767	1,356
	Hanover Insurance Group Inc.	5,939	1,343
	TPG Inc.	24,808	1,343
	Corebridge Financial Inc.	41,148	1,339
	Blue Owl Capital Inc.	108,362	1,326
6

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Commerce Bancshares Inc.	22,199	1,281
	Lincoln National Corp.	29,175	1,243
	XP Inc. Class A	67,198	1,225
	Axis Capital Holdings Ltd.	12,343	1,219
	Houlihan Lokey Inc.	9,114	1,215
	First American Financial Corp.	16,250	1,201
	OneMain Holdings Inc.	19,236	1,201
	FNB Corp.	63,930	1,165
	MGIC Investment Corp.	34,710	1,064
	MarketAxess Holdings Inc.	5,773	939
	Starwood Property Trust Inc.	58,978	926
	Virtu Financial Inc. Class A	14,085	925
	Rithm Capital Corp.	91,103	914
	RLI Corp.	14,131	897
	Bank OZK	17,296	849
	White Mountains Insurance Group Ltd.	395	830
	SLM Corp.	31,100	808
	Ryan Specialty Holdings Inc.	18,797	793
*	Galaxy Digital Inc. Class A	31,214	768
	Hamilton Lane Inc. Class A	6,819	742
	Morningstar Inc.	3,208	702
	Lazard Inc.	15,805	683
	First Hawaiian Inc.	20,529	526
*,1	Freedom Holding Corp.	2,944	515
*	Brighthouse Financial Inc.	9,698	514
	Assured Guaranty Ltd.	6,879	514
	BOK Financial Corp.	3,163	430
*	Credit Acceptance Corp.	624	374
	CNA Financial Corp.	3,455	168
	TFS Financial Corp.	8,606	150
*	Bullish	3,038	103
	Central BanCo Inc.	2,967	95
	UWM Holdings Corp.	40,677	59
			1,207,969
Health Care (9.0%)
	Eli Lilly & Co.	134,176	155,205
	Johnson & Johnson	404,870	107,635
	AbbVie Inc.	297,491	76,283
	Merck & Co. Inc.	415,656	61,417
	UnitedHealth Group Inc.	151,800	59,112
	Amgen Inc.	90,661	38,973
	Thermo Fisher Scientific Inc.	62,441	38,532
	Abbott Laboratories	291,361	32,155
	Gilead Sciences Inc.	208,608	30,528
	Pfizer Inc.	957,049	27,238
*	Vertex Pharmaceuticals Inc.	42,753	23,280
	Bristol-Myers Squibb Co.	343,225	22,931
	Danaher Corp.	106,333	22,708
*	Intuitive Surgical Inc.	59,243	22,326
	Medtronic plc	215,547	19,539
	Stryker Corp.	58,132	18,823
	Elevance Health Inc. (XNYS)	35,387	13,891
	Regeneron Pharmaceuticals Inc.	16,958	13,551
	Cigna Group	43,803	12,093
*	Boston Scientific Corp.	248,842	12,019
	HCA Healthcare Inc.	25,065	10,388
	Becton Dickinson & Co.	47,767	8,985
*	Edwards Lifesciences Corp.	95,716	8,686
*	Moderna Inc.	61,304	8,603
	Humana Inc.	20,231	7,753
*	IDEXX Laboratories Inc.	13,319	7,415
*	Natera Inc.	22,981	7,399
*	IQVIA Holdings Inc.	28,023	7,319
	Agilent Technologies Inc.	47,191	7,247
*	Veeva Systems Inc. Class A	25,168	7,190
*	Waters Corp.	16,562	6,867
*	Revolution Medicines Inc.	32,220	6,623
*	Dexcom Inc.	64,707	5,892
	ResMed Inc.	24,455	5,872
7

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Zoetis Inc.	71,062	5,479
*	Illumina Inc.	25,623	5,474
	GE HealthCare Technologies Inc.	76,622	5,458
*	Alnylam Pharmaceuticals Inc.	22,483	5,411
*	Biogen Inc.	24,772	5,367
*	Centene Corp.	82,857	5,331
	Labcorp Holdings Inc.	13,854	4,609
	Quest Diagnostics Inc.	18,649	4,481
*	Insmed Inc.	36,094	4,397
	Royalty Pharma plc Class A	70,008	4,299
	West Pharmaceutical Services Inc.	11,678	3,983
	STERIS plc	16,324	3,798
*	Tenet Healthcare Corp.	14,261	3,792
*	United Therapeutics Corp.	6,912	3,528
*	Incyte Corp.	27,787	3,424
*	Guardant Health Inc.	21,512	3,421
	Zimmer Biomet Holdings Inc.	32,292	3,230
	Viatris Inc.	195,250	3,224
*	Roivant Sciences Ltd.	81,658	2,829
*	Medline Inc. Class A	74,913	2,624
*	Neurocrine Biosciences Inc.	16,816	2,590
*	Jazz Pharmaceuticals plc	10,075	2,526
	Revvity Inc.	18,643	2,399
*	Charles River Laboratories International Inc.	8,288	2,389
*	Medpace Holdings Inc.	3,912	2,324
*	Solventum Corp.	25,001	2,277
*	Exelixis Inc.	41,583	2,272
*	Cooper Cos. Inc.	32,377	2,269
	Baxter International Inc.	87,152	2,266
*	Ascendis Pharma A/S	8,299	2,183
*	Bridgebio Pharma Inc.	28,121	2,154
*	BioMarin Pharmaceutical Inc.	32,281	2,106
*	Halozyme Therapeutics Inc.	19,707	2,099
*	Penumbra Inc.	6,397	2,067
*	Elanco Animal Health Inc. (XNYS)	83,614	2,000
	Encompass Health Corp.	16,354	1,966
	Bio-Techne Corp.	26,366	1,907
*	Arrowhead Pharmaceuticals Inc.	22,523	1,856
*	Corcept Therapeutics Inc.	15,953	1,808
*	Align Technology Inc.	11,102	1,774
*	Molina Healthcare Inc.	8,668	1,723
*	Insulet Corp.	11,523	1,713
*	Ionis Pharmaceuticals Inc.	27,623	1,667
	Ensign Group Inc.	9,424	1,623
*	Repligen Corp.	8,941	1,618
*	Avantor Inc.	110,604	1,608
*	Madrigal Pharmaceuticals Inc.	2,972	1,605
*	Globus Medical Inc. Class A	19,044	1,550
*	Henry Schein Inc.	16,471	1,479
	QIAGEN NV	34,070	1,475
	Universal Health Services Inc. Class B	8,522	1,452
*	Axsome Therapeutics Inc.	7,177	1,425
*	Bio-Rad Laboratories Inc. Class A	3,153	1,217
	Chemed Corp.	2,179	1,130
*	Tempus AI Inc. Class A	17,922	1,130
	Bruker Corp.	18,616	1,080
	Teleflex Inc.	7,439	1,057
*	DaVita Inc.	5,375	946
*	Sotera Health Co.	47,239	893
*	Envista Holdings Corp.	27,414	744
*	Viking Therapeutics Inc.	19,494	639
*	Doximity Inc. Class A	22,910	612
	Organon & Co.	43,786	602
*	Caris Life Sciences Inc.	20,506	523
*	Summit Therapeutics Inc. (XNMS)	23,319	318
*,2	Hologic Inc. CVR	9,210	—
			1,071,698
8

Russell 1000 Index Fund
		Shares	Market Value• ($000)
Industrials (11.5%)
	Visa Inc. Class A (XNYS)	277,443	105,254
	Mastercard Inc. Class A	135,779	80,016
	Caterpillar Inc. (XNYS)	76,415	60,939
	General Electric Co.	173,749	58,329
	RTX Corp.	226,834	47,120
	GE Vernova Inc.	45,199	40,613
	Union Pacific Corp.	99,733	29,987
	American Express Co.	89,261	29,471
	Deere & Co.	41,484	27,168
*	Boeing Co.	127,770	26,548
	Eaton Corp. plc	65,342	26,260
	Capital One Financial Corp.	104,606	22,439
	Parker-Hannifin Corp.	21,245	20,808
	Accenture plc Class A	103,333	19,608
	Automatic Data Processing Inc.	67,284	19,254
	Lockheed Martin Corp.	34,155	19,169
	Trane Technologies plc	37,070	16,474
	Howmet Aerospace Inc.	67,049	16,424
	General Dynamics Corp.	42,923	15,939
	CSX Corp.	311,425	15,730
	Quanta Services Inc.	25,209	15,304
	3M Co.	88,006	15,122
	Emerson Electric Co.	94,467	14,401
	Johnson Controls International plc	102,742	14,203
	Illinois Tool Works Inc.	48,255	13,288
	Sherwin-Williams Co.	38,886	13,175
	United Parcel Service Inc. Class B (XNYS)	125,494	13,080
	Cummins Inc.	23,166	13,075
	Norfolk Southern Corp.	37,820	12,964
	Northrop Grumman Corp.	22,414	12,097
	FedEx Corp.	36,849	12,064
	Cintas Corp.	57,249	11,552
	Honeywell International Inc.	53,271	11,375
	TransDigm Group Inc.	9,373	10,983
	United Rentals Inc.	10,491	10,890
	PACCAR Inc.	86,812	10,776
	CRH plc	112,473	10,605
	WW Grainger Inc.	7,290	9,546
*	Keysight Technologies Inc.	28,817	9,299
*	Bloom Energy Corp. Class A	45,011	9,286
	AMETEK Inc.	38,431	9,038
	Comfort Systems USA Inc.	5,840	9,026
*	Honeywell Aerospace Inc.	53,213	8,414
	L3Harris Technologies Inc.	31,430	8,368
	Westinghouse Air Brake Technologies Corp.	28,415	8,125
	Rockwell Automation Inc.	18,842	7,997
	Carrier Global Corp.	131,753	7,671
*	Axon Enterprise Inc.	12,969	7,348
	Ferguson Enterprises Inc.	32,347	7,262
*	Block Inc. (XNYS)	87,960	7,214
	Paychex Inc.	53,904	6,864
	Old Dominion Freight Line Inc.	31,170	6,233
	Vulcan Materials Co.	22,175	5,978
*	Rocket Lab Corp.	90,617	5,792
	EMCOR Group Inc.	7,467	5,485
	Martin Marietta Materials Inc.	9,951	5,162
	Ingersoll Rand Inc. (XNYS)	66,310	5,109
	Sunbelt Rentals Holdings Inc.	69,408	5,017
	PayPal Holdings Inc. (XNGS)	92,891	4,892
*	Teledyne Technologies Inc.	7,815	4,790
*	Mettler-Toledo International Inc.	3,396	4,772
*	Fiserv Inc.	88,645	4,726
*	ATI Inc.	22,804	4,657
	Otis Worldwide Corp.	64,226	4,568
	Synchrony Financial	57,503	4,432
	Xylem Inc.	39,638	4,365
*	Fair Isaac Corp.	3,786	4,343
*	Corpay Inc.	10,743	4,343
	Dover Corp.	22,293	4,330
9

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Verisk Analytics Inc.	21,912	4,246
	Expeditors International of Washington Inc.	22,197	4,210
	PPG Industries Inc.	37,292	4,183
	Smurfit Westrock plc	88,178	4,136
	nVent Electric plc	27,193	4,099
	Veralto Corp.	41,498	4,090
	Hubbell Inc.	8,859	4,013
	Equifax Inc.	19,836	3,752
	Dow Inc.	121,940	3,722
*	XPO Inc.	19,066	3,699
	Curtiss-Wright Corp.	6,169	3,594
	Amcor plc	77,705	3,566
	Fidelity National Information Services Inc.	86,249	3,516
	Global Payments Inc. (XNYS)	38,461	3,502
	Packaging Corp. of America	14,911	3,488
*	Affirm Holdings Inc.	46,718	3,478
	JB Hunt Transport Services Inc.	12,675	3,365
	Woodward Inc.	9,901	3,365
	Snap-on Inc.	8,495	3,282
	FTAI Aviation Ltd.	16,933	3,219
	DuPont de Nemours Inc.	22,854	3,076
	HEICO Corp. Class A	12,577	3,071
	Fortive Corp.	50,874	2,993
	CH Robinson Worldwide Inc.	19,971	2,989
	ITT Inc.	14,918	2,988
	Jacobs Solutions Inc.	19,468	2,902
	Nordson Corp.	8,966	2,885
	MKS Inc.	11,211	2,873
*	Zebra Technologies Corp. Class A	8,028	2,838
	IDEX Corp.	12,370	2,828
	Ball Corp.	44,435	2,798
	TransUnion	32,196	2,734
	WESCO International Inc.	7,962	2,710
	Stanley Black & Decker Inc.	26,606	2,564
	Lincoln Electric Holdings Inc.	8,908	2,505
*	API Group Corp.	63,656	2,498
*	MasTec Inc.	10,371	2,487
	Masco Corp.	33,803	2,439
*	Fedex Freight Holding Co. Inc.	18,221	2,437
	HEICO Corp.	7,136	2,363
	BWX Technologies Inc.	15,461	2,355
*	Sterling Infrastructure Inc.	5,008	2,354
	Textron Inc.	28,935	2,331
	Carlisle Cos. Inc.	6,716	2,328
*	Trimble Inc.	38,614	2,315
	Allegion plc	14,159	2,198
	RPM International Inc.	21,093	2,196
	Crown Holdings Inc.	18,605	2,165
*	QXO Inc.	160,800	2,135
	Graco Inc.	27,443	2,125
	Lennox International Inc.	5,335	2,041
	Jack Henry & Associates Inc.	11,941	2,005
	Applied Industrial Technologies Inc.	6,147	1,991
	Huntington Ingalls Industries Inc.	6,644	1,935
	Owens Corning	13,354	1,845
	Knight-Swift Transportation Holdings Inc.	26,821	1,838
	Donaldson Co. Inc.	19,855	1,805
	Watsco Inc.	5,815	1,802
	Regal Rexnord Corp.	11,234	1,780
*	Generac Holdings Inc.	9,593	1,778
	Allison Transmission Holdings Inc.	14,028	1,763
	CNH Industrial NV	148,947	1,762
	Littelfuse Inc.	4,196	1,730
	Crane Co.	8,412	1,725
	Flowserve Corp.	21,556	1,705
	Advanced Drainage Systems Inc.	12,454	1,690
	Cognex Corp.	27,620	1,684
	Acuity Inc.	5,049	1,675
	Watts Water Technologies Inc. Class A	4,558	1,667
	Pentair plc	26,792	1,620
10

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Saia Inc.	4,535	1,611
*	SPX Technologies Inc.	8,134	1,600
	Oshkosh Corp.	10,376	1,599
	Tetra Tech Inc.	44,107	1,594
*	Kratos Defense & Security Solutions Inc.	30,868	1,574
	Toro Co.	15,994	1,564
	Ryder System Inc.	6,340	1,550
*	Modine Manufacturing Co.	8,684	1,549
	Booz Allen Hamilton Holding Corp.	20,299	1,536
	Valmont Industries Inc.	3,148	1,478
	AECOM	21,763	1,467
*	Dycom Industries Inc.	4,948	1,441
	AptarGroup Inc.	10,595	1,395
*	Core & Main Inc. Class A	31,237	1,342
*	Axalta Coating Systems Ltd.	35,754	1,302
*	Kirby Corp.	9,158	1,299
	Armstrong World Industries Inc.	7,312	1,262
	Simpson Manufacturing Co. Inc.	6,794	1,241
	AGCO Corp.	10,020	1,185
*	Paylocity Holding Corp.	7,340	1,176
*	Builders FirstSource Inc.	17,541	1,165
*	Aurora Innovation Inc.	204,125	1,149
	Ralliant Corp.	18,524	1,143
	MSA Safety Inc.	6,006	1,122
	A O Smith Corp.	18,412	1,089
*	WEX Inc.	5,677	1,082
*	Mohawk Industries Inc.	8,314	1,066
*	Gates Industrial Corp. Ltd.	41,385	1,059
	Genpact Ltd.	27,571	1,047
	Landstar System Inc.	5,744	1,038
	Eagle Materials Inc.	5,291	1,028
	Sensata Technologies Holding plc	24,297	997
*	Everus Construction Group Inc.	8,562	986
*	ExlService Holdings Inc.	25,535	972
*	StandardAero Inc.	39,099	958
	UL Solutions Inc. Class A	12,845	957
*	AeroVironment Inc.	6,360	943
	MSC Industrial Direct Co. Inc. Class A	7,876	936
*	Planet Labs PBC	46,551	924
	Sonoco Products Co.	16,380	903
*	GXO Logistics Inc.	18,821	898
*	IES Holdings Inc.	2,918	884
	Powell Industries Inc.	4,822	867
	AAON Inc.	11,415	867
	Fortune Brands Innovations Inc.	19,418	861
*	Forgent Power Solutions Inc. Class A	27,782	848
	Brunswick Corp.	10,928	829
*	Trex Co. Inc.	17,747	809
*	Middleby Corp.	7,245	803
	Vontier Corp.	24,249	781
*	FTI Consulting Inc.	5,140	774
*	Vicor Corp.	4,118	773
*	James Hardie Industries plc	25,527	758
	Louisiana-Pacific Corp.	10,495	740
	Robert Half Inc.	16,312	740
*	BILL Holdings Inc.	14,906	734
	Esab Corp.	9,689	730
	ADT Inc.	96,886	716
	Primoris Services Corp.	8,953	646
	WillScot Holdings Corp.	29,945	620
	Silgan Holdings Inc.	14,687	610
	Graphic Packaging Holding Co.	48,884	547
*	Loar Holdings Inc.	7,686	539
*	Amentum Holdings Inc.	24,496	490
*	Karman Holdings Inc.	11,773	488
*	Hayward Holdings Inc.	34,332	482
	Leonardo DRS Inc.	12,638	480
*	Euronet Worldwide Inc.	5,752	400
*	Shift4 Payments Inc. Class A	9,357	396
	Western Union Co.	54,145	388
11

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Midera Food Processing Inc.	7,245	340
	Schneider National Inc. Class B	8,174	282
			1,375,251
Real Estate (2.0%)
	Welltower Inc.	118,828	28,072
	Prologis Inc.	159,329	22,293
	Equinix Inc.	16,556	17,329
	American Tower Corp.	78,531	13,798
	Simon Property Group Inc.	53,841	11,431
	Digital Realty Trust Inc.	60,950	11,312
	Realty Income Corp.	156,347	9,581
	Public Storage	28,212	8,661
	Vivmark Residential	127,579	8,310
	Ventas Inc.	81,290	7,411
*	CBRE Group Inc. Class A	48,881	7,127
	Iron Mountain Inc.	49,885	5,754
	Crown Castle Inc.	73,381	5,587
	Extra Space Storage Inc.	35,008	4,940
	VICI Properties Inc. (XNYS)	183,374	4,704
	SBA Communications Corp.	17,613	3,340
	Essex Property Trust Inc.	10,749	3,042
	Invitation Homes Inc.	98,893	2,882
*	Jones Lang LaSalle Inc.	7,723	2,826
	Weyerhaeuser Co.	120,049	2,806
	Kimco Realty Corp.	110,336	2,616
	WP Carey Inc.	36,895	2,581
	Sun Communities Inc.	20,619	2,504
	Host Hotels & Resorts Inc.	113,363	2,486
	Mid-America Apartment Communities Inc.	19,276	2,484
	Healthpeak Properties Inc.	115,328	2,401
	Regency Centers Corp.	30,655	2,292
	Omega Healthcare Investors Inc.	49,784	2,276
*	CoStar Group Inc.	67,704	2,171
	Lamar Advertising Co. Class A	14,234	2,121
	Equity LifeStyle Properties Inc.	32,611	2,069
	UDR Inc.	54,451	2,012
	Gaming & Leisure Properties Inc.	46,254	1,946
	American Homes 4 Rent Class A	55,889	1,861
	BXP Inc.	26,695	1,815
	EastGroup Properties Inc.	9,035	1,802
	American Healthcare REIT Inc.	31,888	1,760
	Camden Property Trust	16,416	1,737
	Federal Realty Investment Trust	14,484	1,681
	Brixmor Property Group Inc.	52,886	1,528
	CubeSmart	37,365	1,484
	Alexandria Real Estate Equities Inc.	28,837	1,479
	NNN REIT Inc.	32,167	1,454
	Agree Realty Corp.	20,057	1,449
	Rexford Industrial Realty Inc.	37,601	1,393
	First Industrial Realty Trust Inc.	21,844	1,352
	STAG Industrial Inc.	31,431	1,171
	Vornado Realty Trust	30,123	1,126
	Rayonier Inc.	50,981	1,045
	Healthcare Realty Trust Inc.	54,859	1,044
*	Zillow Group Inc. Class C	29,581	1,034
	Cousins Properties Inc.	26,917	780
	Millrose Properties Inc.	25,638	780
	EPR Properties	12,480	733
	Americold Realty Trust Inc.	48,884	731
	Kilroy Realty Corp.	19,516	708
	Lineage Inc.	11,505	452
	Medical Properties Trust Inc.	81,591	324
*	Howard Hughes Holdings Inc.	4,986	320
*	Zillow Group Inc. Class A	6,695	240
	Janus Living Inc. Class A	7,698	229
*	Fermi Inc.	34,241	170
			242,847
12

Russell 1000 Index Fund
		Shares	Market Value• ($000)
Technology (41.7%)
	NVIDIA Corp.	3,920,477	865,563
	Apple Inc.	2,429,788	769,878
	Microsoft Corp.	1,248,638	633,422
	Alphabet Inc. Class A	978,895	332,188
	Broadcom Inc.	781,904	289,570
	Alphabet Inc. Class C	799,549	268,177
	Meta Platforms Inc. Class A	369,482	211,469
	Micron Technology Inc.	189,473	181,653
*	Advanced Micro Devices Inc.	273,432	128,710
*	Palantir Technologies Inc. Class A	373,415	69,597
*	Intel Corp.	767,659	68,713
	Lam Research Corp.	210,254	63,389
	Applied Materials Inc.	133,322	61,113
*	Palo Alto Networks Inc.	135,600	51,817
	Oracle Corp.	287,854	42,925
	Texas Instruments Inc.	152,949	39,906
*	Crowdstrike Holdings Inc. Class A	168,607	38,948
	KLA Corp.	219,698	38,546
*	Sandisk Corp.	24,438	38,287
	International Business Machines Corp.	158,051	36,963
	Salesforce Inc.	133,804	34,460
	Amphenol Corp. Class A	206,095	32,676
	Marvell Technology Inc.	146,509	31,010
	QUALCOMM Inc.	177,273	30,222
	Analog Devices Inc.	82,025	29,705
	Western Digital Corp.	56,777	25,581
*	ServiceNow Inc.	172,806	25,574
	Dell Technologies Inc. Class C	50,556	23,054
*	Adobe Inc.	67,791	19,849
	Corning Inc.	132,932	19,771
*	Snowflake Inc.	56,206	18,628
*	Fortinet Inc.	101,914	17,420
	Vertiv Holdings Co. Class A	64,577	16,707
	Intuit Inc.	45,407	16,315
*	Cloudflare Inc. Class A	53,219	16,238
*	Cadence Design Systems Inc.	46,289	15,682
*	DoorDash Inc. Class A	62,920	14,581
*	Synopsys Inc.	31,260	13,742
*	Datadog Inc. Class A	55,116	13,065
*	AppLovin Corp. Class A	40,386	12,603
	Hewlett Packard Enterprise Co.	222,343	11,615
	Monolithic Power Systems Inc.	7,927	10,050
*	Autodesk Inc.	35,602	9,204
	Teradyne Inc.	26,284	9,195
*	Coherent Corp.	29,692	8,249
*	Astera Labs Inc.	25,676	7,625
*	Strategy Inc.	55,157	7,333
	Roper Technologies Inc.	17,227	7,315
*	Workday Inc. Class A	34,686	6,849
*	Flex Ltd.	62,028	6,777
	Microchip Technology Inc.	89,587	6,580
*	Credo Technology Group Holding Ltd.	27,650	6,254
	NetApp Inc. (XNGS)	33,149	6,142
*	MongoDB Inc.	13,170	5,971
*	Twilio Inc. Class A	24,909	5,869
*	Atlassian Corp. Ltd. Class A	28,500	5,534
	Jabil Inc.	17,446	5,326
	Cognizant Technology Solutions Corp. Class A	79,340	5,124
*	CoreWeave Inc. Class A	58,709	4,984
*	ON Semiconductor Corp.	66,587	4,933
*	Okta Inc.	28,377	4,910
*	Everpure Inc. Class A	52,728	4,901
	HP Inc.	154,569	4,640
*	Zoom Communications Inc.	44,438	4,296
	Qnity Electronics Inc.	35,025	4,183
	VeriSign Inc.	13,643	3,933
*	F5 Inc.	9,570	3,896
*	Super Micro Computer Inc. (XNGS)	93,797	3,497
	Entegris Inc.	25,460	3,444
13

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Reddit Inc. Class A	22,318	3,299
	TD SYNNEX Corp.	13,020	3,292
*	Zscaler Inc.	17,460	3,289
	CDW Corp.	21,349	3,236
*	PTC Inc.	19,902	3,100
*	Nutanix Inc. Class A	43,679	2,995
*	MACOM Technology Solutions Holdings Inc.	11,257	2,970
	Leidos Holdings Inc.	20,964	2,939
*	Guidewire Software Inc.	14,260	2,920
	SS&C Technologies Holdings Inc.	34,711	2,880
	Gen Digital Inc. (XNGS)	90,073	2,792
*	Toast Inc. Class A	80,542	2,746
*	Dynatrace Inc.	50,009	2,730
*	Akamai Technologies Inc.	24,263	2,635
*	Lattice Semiconductor Corp.	22,694	2,618
*	Tyler Technologies Inc.	7,025	2,615
*	IonQ Inc.	64,559	2,538
*	Unity Software Inc.	60,193	2,534
*	Fabrinet	5,989	2,473
*	Rubrik Inc. Class A	25,874	2,407
	BitMine Immersion Technologies Inc.	93,998	2,380
*	Samsara Inc. Class A	57,401	2,345
*	CACI International Inc. Class A	3,692	2,300
*	Onto Innovation Inc.	8,295	2,217
*	Manhattan Associates Inc.	9,903	2,210
*	HubSpot Inc.	8,309	2,172
*	Gartner Inc.	10,919	2,163
*	GoDaddy Inc. Class A	22,041	2,157
*	Docusign Inc.	32,339	2,143
*	SiTime Corp.	3,701	2,093
*	Semtech Corp.	15,470	2,057
*	TTM Technologies Inc.	16,992	2,021
*,1	IREN Ltd.	53,907	2,001
*	Pinterest Inc. Class A	81,710	1,774
	Advanced Energy Industries Inc.	6,311	1,747
*	Arrow Electronics Inc.	8,532	1,744
	Skyworks Solutions Inc.	25,440	1,705
*	Sanmina Corp.	8,484	1,669
	Paycom Software Inc.	6,867	1,642
	Match Group Inc.	38,445	1,563
*	Rambus Inc.	17,942	1,555
*	Elastic NV	15,431	1,505
*	DigitalOcean Holdings Inc.	13,534	1,498
*	Qorvo Inc.	14,140	1,359
*	Procore Technologies Inc.	21,063	1,321
*	FormFactor Inc.	12,960	1,304
*	Maplebear Inc.	25,591	1,293
*	UiPath Inc. Class A	67,278	1,256
*	SentinelOne Inc. Class A	55,045	1,217
	Avnet Inc.	13,533	1,212
	Amdocs Ltd.	17,943	1,132
*	Gitlab Inc. Class A	24,057	1,120
*	Applied Digital Corp.	42,509	1,080
	Mobility Global Inc.	49,429	1,003
*	EPAM Systems Inc.	8,487	1,000
	Bentley Systems Inc. Class B	26,955	991
	Amkor Technology Inc.	20,936	990
*	Figma Inc. Class A	35,534	977
*	Cirrus Logic Inc.	8,784	962
	GLOBALFOUNDRIES Inc.	21,469	959
	Science Applications International Corp.	7,116	912
*	Terawulf Inc.	60,305	912
*	Dropbox Inc. Class A	25,377	893
*	Appfolio Inc. Class A	3,794	889
	RingCentral Inc. Class A	12,500	870
*	Figure Technology Solutions Inc. Class A	23,591	866
	KBR Inc.	20,931	785
*	Allegro MicroSystems Inc.	20,477	742
*	CCC Intelligent Solutions Holdings Inc.	89,722	669
	Universal Display Corp.	7,377	614
14

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Dolby Laboratories Inc. Class A	9,881	608
	Pegasystems Inc.	15,458	569
*	Kyndryl Holdings Inc.	39,068	525
*	Klaviyo Inc. Class A	23,191	477
*	People Inc.	11,137	426
*	IPG Photonics Corp.	4,167	317
*	Parsons Corp.	6,242	304
	Ingram Micro Holding Corp.	7,460	210
*	SailPoint Inc.	9,801	202
*	NIQ Global Intelligence plc	10,358	197
*	Cerebras Systems Inc. Class A	340	63
			4,969,241
Telecommunications (2.2%)
	Cisco Systems Inc.	663,795	73,343
	Verizon Communications Inc.	703,190	35,173
*	Arista Networks Inc.	175,447	34,333
	AT&T Inc.	1,138,471	29,475
	Comcast Corp. Class A	597,214	15,898
	T-Mobile US Inc.	81,753	14,751
	Motorola Solutions Inc.	27,916	13,548
*	Space Exploration Technologies Corp. Class A	89,028	12,792
*	Lumentum Holdings Inc.	11,919	10,903
*	Ciena Corp.	23,620	9,042
*	Roku Inc.	22,047	3,460
*	Charter Communications Inc. Class A	18,261	2,784
*	AST SpaceMobile Inc.	42,763	2,527
*	EchoStar Corp. Class A	22,914	1,981
	Millicom International Cellular SA	15,120	1,418
*	Viavi Solutions Inc.	38,621	1,401
*	Applied Optoelectronics Inc.	12,881	1,387
	Iridium Communications Inc.	15,577	732
*	Globalstar Inc.	8,605	702
	Ubiquiti Inc.	690	407
*	Liberty Global Ltd. Class A	27,313	294
*	Liberty Global Ltd. Class C	23,450	246
			266,597
Utilities (2.2%)
	NextEra Energy Inc.	351,191	28,917
	Southern Co.	190,017	16,722
	Duke Energy Corp.	131,160	15,727
	Constellation Energy Corp.	53,815	14,787
	Waste Management Inc.	62,641	13,713
	American Electric Power Co. Inc.	91,412	11,192
	Dominion Energy Inc.	147,808	9,757
	Sempra	109,816	8,972
	Entergy Corp.	76,918	8,177
	Xcel Energy Inc.	104,947	7,943
	Vistra Corp.	56,496	7,761
	Exelon Corp.	171,702	7,507
	Republic Services Inc.	33,543	7,410
	Consolidated Edison Inc.	62,179	6,654
	Public Service Enterprise Group Inc.	84,032	6,162
	WEC Energy Group Inc.	55,651	5,908
	Ameren Corp.	46,284	4,907
	PG&E Corp.	368,697	4,893
	DTE Energy Co.	34,633	4,697
	Atmos Energy Corp.	27,541	4,575
	American Water Works Co. Inc.	32,505	4,493
	Eversource Energy	63,552	4,458
	PPL Corp.	126,835	4,329
	CenterPoint Energy Inc.	109,111	4,321
	FirstEnergy Corp.	91,864	4,213
	NRG Energy Inc.	33,985	3,742
	CMS Energy Corp.	51,686	3,518
	Edison International	64,301	3,471
	NiSource Inc.	79,842	3,267
	Evergy Inc.	38,463	3,116
	Alliant Energy Corp.	44,050	2,995
*	Clean Harbors Inc.	8,569	2,701
15

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Talen Energy Corp.	7,503	2,219
	Pinnacle West Capital Corp.	20,291	1,981
	Essential Utilities Inc.	47,758	1,966
	GFL Environmental Inc. (XTSE)	43,415	1,836
	AES Corp.	119,343	1,759
	OGE Energy Corp.	34,383	1,569
	UGI Corp.	36,355	1,398
	National Fuel Gas Co.	15,917	1,322
	IDACORP Inc.	9,221	1,256
*	Oklo Inc.	23,417	950
	Brookfield Renewable Corp. (XTSE)	23,239	747
	MDU Resources Group Inc.	34,901	695
	Clearway Energy Inc. Class C	21,276	676
			259,379
Total Common Stocks (Cost $6,909,868)			11,904,414
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 3.731% (Cost $13,038)	130,390	13,038
Total Investments (99.9%) (Cost $6,922,906)			11,917,452
Other Assets and Liabilities—Net (0.1%)			7,135
Net Assets (100%)			11,924,587
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,569.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,570 was received for securities on loan.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	35	13,473	124

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American International Group Inc.	2/1/2027	CITNA	61	(4.280)	—	—
Elevance Health Inc.	2/1/2027	CITNA	311	(4.130)	—	(3)
Elevance Health Inc.	8/31/2027	BANA	100	(4.280)	—	(2)
Goldman Sachs Group Inc.	2/1/2027	CITNA	687	(4.380)	16	—
Goldman Sachs Group Inc.	8/31/2027	BANA	2,546	(4.444)	—	(81)
PayPal Holdings Inc.	2/1/2027	CITNA	29	(3.980)	—	(4)
PayPal Holdings Inc.	8/31/2027	BANA	3,560	(4.380)	—	(552)
Raymond James Financial Inc.	2/1/2027	CITNA	248	(4.130)	8	—
					24	(642)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Russell 1000 Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,909,868)	11,904,414
Affiliated Issuers (Cost $13,038)	13,038
Total Investments in Securities	11,917,452
Investment in Vanguard	247
Cash	23
Cash Collateral Pledged—Futures Contracts	920
Cash Collateral Pledged—Over-the-Counter Swap Contracts	560
Receivables for Investment Securities Sold	30
Receivables for Accrued Income	9,511
Receivables for Capital Shares Issued	7,582
Unrealized Appreciation—Over-the-Counter Swap Contracts	24
Total Assets	11,936,349
Liabilities
Payables for Investment Securities Purchased	7,056
Collateral for Securities on Loan	2,570
Payables for Capital Shares Redeemed	1,156
Payables to Vanguard	298
Variation Margin Payable—Futures Contracts	40
Unrealized Depreciation—Over-the-Counter Swap Contracts	642
Total Liabilities	11,762
Net Assets	11,924,587
1 Includes $2,569 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	7,339,374
Total Distributable Earnings (Loss)	4,585,213
Net Assets	11,924,587

ETF Shares—Net Assets
Applicable to 24,955,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,663,353
Net Asset Value Per Share—ETF Shares	$347.16

Institutional Shares—Net Assets
Applicable to 4,849,048 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,261,234
Net Asset Value Per Share—Institutional Shares	$672.55

See accompanying Notes, which are an integral part of the Financial Statements.
17

Russell 1000 Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	122,111
Interest[2]	772
Securities Lending—Net	94
Total Income	122,977
Expenses
The Vanguard Group—Note C
Investment Advisory Services	104
Management and Administrative—ETF Shares[3]	4,195
Management and Administrative—Institutional Shares[3]	1,453
Marketing and Distribution—ETF Shares	260
Marketing and Distribution—Institutional Shares	90
Custodian Fees	178
Auditing Fees	33
Accounting Fees[3]	61
Shareholders’ Reports—ETF Shares[3]	69
Shareholders’ Reports—Institutional Shares[3]	1
Trustees’ Fees and Expenses	6
Other Expenses	14
Total Expenses	6,464
Net Investment Income	116,513
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	485,223
Futures Contracts	1,743
Swap Contracts	1,087
Realized Net Gain (Loss)	488,053
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,312,597
Futures Contracts	11
Swap Contracts	(618)
Change in Unrealized Appreciation (Depreciation)	1,311,990
Net Increase (Decrease) in Net Assets Resulting from Operations	1,916,556

1	Dividends are net of foreign withholding taxes of $70.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $728, ($2), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Includes $591,297 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Russell 1000 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	116,513	98,680
Realized Net Gain (Loss)	488,053	381,068
Change in Unrealized Appreciation (Depreciation)	1,311,990	811,633
Net Increase (Decrease) in Net Assets Resulting from Operations	1,916,556	1,291,381
Distributions
ETF Shares	(81,324)	(67,469)
Institutional Shares	(33,779)	(29,513)
Total Distributions	(115,103)	(96,982)
Capital Share Transactions
ETF Shares	706,635	770,891
Institutional Shares	39,353	48,221
Net Increase (Decrease) from Capital Share Transactions	745,988	819,112
Total Increase (Decrease)	2,547,441	2,013,511
Net Assets
Beginning of Period	9,377,146	7,363,635
End of Period	11,924,587	9,377,146

See accompanying Notes, which are an integral part of the Financial Statements.
19

Russell 1000 Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$293.24	$255.56	$204.87	$180.47	$210.32
Investment Operations
Net Investment Income[1]	3.488	3.275	3.061	2.956	2.757
Net Realized and Unrealized Gain (Loss) on Investments	53.890	37.654	50.824	24.306	(29.909)
Total from Investment Operations	57.378	40.929	53.885	27.262	(27.152)
Distributions
Dividends from Net Investment Income	(3.458)	(3.249)	(3.195)	(2.862)	(2.698)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.458)	(3.249)	(3.195)	(2.862)	(2.698)
Net Asset Value, End of Period	$347.16	$293.24	$255.56	$204.87	$180.47
Total Return	19.71%	16.16%	26.54%	15.34%	-13.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,663	$6,671	$5,047	$3,785	$2,721
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.22%	1.36%	1.59%	1.39%
Portfolio Turnover Rate[3]	8%	3%	3%	8%	10%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Russell 1000 Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$568.09	$495.09	$396.88	$349.62	$407.44
Investment Operations
Net Investment Income[1]	6.817	6.388	5.963	5.737	5.354
Net Realized and Unrealized Gain (Loss) on Investments	104.402	72.953	98.475	47.099	(57.922)
Total from Investment Operations	111.219	79.341	104.438	52.836	(52.568)
Distributions
Dividends from Net Investment Income	(6.759)	(6.341)	(6.228)	(5.576)	(5.252)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.759)	(6.341)	(6.228)	(5.576)	(5.252)
Net Asset Value, End of Period	$672.55	$568.09	$495.09	$396.88	$349.62
Total Return	19.72%	16.17%	26.55%	15.35%	-13.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,261	$2,706	$2,316	$2,029	$2,174
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.11%	1.23%	1.37%	1.60%	1.39%
Portfolio Turnover Rate[3]	8%	3%	3%	8%	10%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Russell 1000 Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
22

Russell 1000 Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $247,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
23

Russell 1000 Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,904,414	—	—	11,904,414
Temporary Cash Investments	13,038	—	—	13,038
Total	11,917,452	—	—	11,917,452

Derivative Financial Instruments
Assets
Futures Contracts[1]	124	—	—	124
Swap Contracts	—	24	—	24
Total	124	24	—	148
Liabilities
Swap Contracts	—	(642)	—	(642)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	592,685
Total Distributable Earnings (Loss)	(592,685)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	19,002
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	4,962,884
Capital Loss Carryforwards	(396,673)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	4,585,213
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	115,103	96,982
Long-Term Capital Gains	—	—
Total	115,103	96,982

*	Includes short-term capital gains, if any.
24

Russell 1000 Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,954,570
Gross Unrealized Appreciation	5,188,688
Gross Unrealized Depreciation	(225,806)
Net Unrealized Appreciation (Depreciation)	4,962,882
F.
During the year ended August 31, 2026, the fund purchased $1,055,126,000 of investment securities and sold $863,950,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,418,215,000 and $865,561,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $126,197,000 and sales were $50,998,000, resulting in net realized loss of $27,883,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital share transactions for each class of shares were:

	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,575,976	4,965	1,411,575	5,415
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(869,341)	(2,760)	(640,684)	(2,415)
Net Increase (Decrease)—ETF Shares	706,635	2,205	770,891	3,000
Institutional Shares
Issued	818,021	1,343	385,231	732
Issued in Lieu of Cash Distributions	31,085	52	26,958	52
Redeemed	(809,753)	(1,309)	(363,968)	(700)
Net Increase (Decrease)—Institutional Shares	39,353	86	48,221	84
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
25

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Russell 1000 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Russell 1000 Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
26

Tax information (unaudited)
For corporate shareholders, 94.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $102,892,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates $2,056,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $378,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Q18480 102026
27

Financial Statements
For the year ended August 31, 2026
Vanguard Russell 1000 Value Index Fund

Russell 1000 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (2.7%)
	Linde plc	292,806	143,352
	Newmont Corp. (XNYS)	677,715	85,433
	Freeport-McMoRan Inc.	908,485	68,809
	Ecolab Inc.	157,494	44,602
	Air Products & Chemicals Inc.	139,053	43,031
	Nucor Corp.	139,954	34,938
	Steel Dynamics Inc.	78,523	18,266
	Royal Gold Inc.	53,835	14,076
	International Flavors & Fragrances Inc.	162,383	14,019
	Coeur Mining Inc.	652,293	13,555
	CF Industries Holdings Inc.	97,279	12,649
	International Paper Co.	333,126	12,636
	Reliance Inc.	32,351	12,424
	LyondellBasell Industries NV Class A	163,759	10,657
	Albemarle Corp.	74,882	10,107
	Southern Copper Corp.	45,576	9,520
	Mueller Industries Inc.	137,830	8,602
	Avery Dennison Corp.	48,645	8,470
	Alcoa Corp.	167,058	8,345
*	RBC Bearings Inc.	16,297	8,055
	Hecla Mining Co.	379,796	7,547
	Fastenal Co.	132,997	6,558
	Eastman Chemical Co.	72,004	5,216
	Element Solutions Inc.	144,830	5,147
*,1	MP Materials Corp.	91,080	4,987
	Timken Co.	40,858	4,921
	Mosaic Co.	201,759	4,866
*	Cleveland-Cliffs Inc.	359,514	4,152
	Hexcel Corp.	39,174	3,630
	NewMarket Corp.	3,898	3,499
	Anglogold Ashanti plc (XNYS)	30,646	3,442
	Celanese Corp.	71,008	3,229
	Scotts Miracle-Gro Co.	28,213	1,687
	Westlake Corp.	20,944	1,572
	Olin Corp.	71,926	1,252
*	Almonty Industries Inc.	6,879	123
			643,374
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	5,644,859	1,466,365
	Walmart Inc.	2,547,852	267,193
	Costco Wholesale Corp.	158,548	149,652
	Walt Disney Co.	1,126,501	121,155
	McDonald's Corp.	450,924	118,836
*	Uber Technologies Inc.	1,121,317	84,828
	Lowe's Cos. Inc.	355,963	72,866
	Home Depot Inc.	164,542	53,942
	TJX Cos. Inc.	381,774	51,123
	General Motors Co.	572,499	49,418
*	O'Reilly Automotive Inc.	526,938	46,792
	Target Corp.	288,224	46,369
*	Warner Bros Discovery Inc.	1,527,564	43,581
	Starbucks Corp.	326,298	34,669
	Ford Motor Co.	2,481,817	34,597
	Delta Air Lines Inc.	390,358	30,448
	Garmin Ltd.	104,281	29,627
	NIKE Inc. Class B	749,375	29,271
*	AutoZone Inc.	9,033	27,020
	DR Horton Inc.	159,374	23,039
	eBay Inc.	220,575	22,843
1

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	United Airlines Holdings Inc.	193,068	20,849
	Carnival Corp. Ltd.	809,957	19,350
	Yum! Brands Inc.	123,026	18,861
	Royal Caribbean Cruises Ltd.	69,151	18,584
*	Copart Inc.	560,100	18,478
	Dollar General Corp.	139,687	17,705
	Omnicom Group Inc.	179,648	15,725
	PulteGroup Inc.	119,730	15,124
*	Dollar Tree Inc.	117,654	14,894
	Williams-Sonoma Inc.	64,603	14,746
*	Liberty Media Corp.-Liberty Formula One Class C	138,089	13,802
	Estee Lauder Cos. Inc. Class A	128,642	13,160
	Marriott International Inc. Class A	35,017	11,967
	Genuine Parts Co.	87,209	11,832
	Tractor Supply Co.	333,813	11,650
*	Ulta Beauty Inc.	21,625	11,615
	Southwest Airlines Co.	265,961	10,247
	Best Buy Co. Inc.	124,966	10,016
	RB Global Inc. (XTSE)	118,080	9,987
	Aramark	166,372	9,368
*	Flutter Entertainment plc	89,934	9,010
*	SharkNinja Inc.	45,220	8,704
	Toll Brothers Inc.	59,794	8,577
	BorgWarner Inc. (XNYS)	130,076	8,346
	Fox Corp. Class A	122,337	8,239
	Lennar Corp. Class A	94,727	7,967
*	Rivian Automotive Inc. Class A	486,425	7,812
	Somnigroup International Inc.	120,133	7,779
*	Lululemon Athletica Inc.	63,294	7,612
*	BJ's Wholesale Club Holdings Inc.	81,931	7,427
	Restaurant Brands International Inc.	93,072	7,248
*	Deckers Outdoor Corp.	82,368	7,173
	Service Corp. International	85,114	6,949
	News Corp. Class A	221,386	6,799
	New York Times Co. Class A	97,656	6,569
*	Wayfair Inc. Class A	66,103	6,562
	Hasbro Inc.	66,980	6,303
*	NVR Inc.	994	6,277
	Domino's Pizza Inc.	17,944	6,138
*	Aptiv plc	134,276	6,010
	Ross Stores Inc.	25,709	5,876
	Texas Roadhouse Inc.	28,417	5,558
	Fox Corp. Class B	91,624	5,518
*	CarMax Inc.	89,890	5,513
	Dick's Sporting Goods Inc.	40,095	5,417
	Lithia Motors Inc.	14,314	5,258
*	Five Below Inc.	20,704	5,111
*	MGM Resorts International	117,991	4,880
*	GameStop Corp. Class A	260,102	4,781
*	Norwegian Cruise Line Holdings Ltd.	289,801	4,677
	TKO Group Holdings Inc.	24,144	4,409
	LKQ Corp.	161,168	4,045
	Lear Corp.	32,072	4,009
*	e.l.f. Beauty Inc.	36,653	3,997
*	Caesars Entertainment Inc.	128,255	3,809
	Pool Corp.	20,378	3,801
*	Crocs Inc.	30,691	3,695
	Versant Media Group Inc.	89,498	3,680
	Macy's Inc.	167,025	3,668
	Lennar Corp. Class B	44,501	3,661
*	Duolingo Inc.	24,406	3,621
	H&R Block Inc.	67,949	3,510
*	Lyft Inc. Class A	206,442	3,489
*	Floor & Decor Holdings Inc. Class A	67,560	3,396
*	Liberty Live Holdings Inc. Class C	32,215	3,335
	Nexstar Media Group Inc.	18,056	3,289
	Sirius XM Holdings Inc.	112,465	3,168
	Gap Inc.	141,001	3,146
*	AutoNation Inc.	15,605	3,140
	Churchill Downs Inc.	35,204	3,080
2

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	News Corp. Class B	89,299	3,073
	Gentex Corp.	135,200	3,024
*	Amer Sports Inc.	98,581	3,012
	VF Corp.	222,995	2,997
	Ralph Lauren Corp.	8,572	2,974
	U-Haul Holding Co.	49,257	2,939
*	Ollie's Bargain Outlet Holdings Inc.	38,494	2,903
*	Mattel Inc.	183,019	2,736
*	SiteOne Landscape Supply Inc.	27,613	2,721
*	Trade Desk Inc. Class A	188,173	2,582
	Boyd Gaming Corp.	32,363	2,511
*	Bright Horizons Family Solutions Inc.	33,302	2,470
*	Alaska Air Group Inc.	59,740	2,469
	Bath & Body Works Inc.	127,375	2,452
*	Etsy Inc.	30,025	2,442
	Thor Industries Inc.	31,937	2,427
	Penske Automotive Group Inc.	11,190	2,424
	PVH Corp.	28,764	2,133
*	YETI Holdings Inc.	47,828	1,963
*	Madison Square Garden Sports Corp.	4,874	1,875
	Travel & Leisure Co.	26,700	1,836
*	Grand Canyon Education Inc.	12,388	1,835
*	QuantumScape Corp.	317,476	1,775
	Whirlpool Corp.	39,809	1,626
*	Liberty Media Corp.-Liberty Formula One Class A	14,707	1,354
	Dillard's Inc. Class A	2,020	1,264
*	Birkenstock Holding plc	33,545	1,171
*	Avis Budget Group Inc.	7,664	1,130
*	Liberty Live Holdings Inc. Class A	10,742	1,069
*	U-Haul Holding Co. (XNYS)	15,081	1,016
	Columbia Sportswear Co.	13,749	789
	Wynn Resorts Ltd.	7,295	666
	Vail Resorts Inc.	4,139	567
	Wyndham Hotels & Resorts Inc.	4,441	327
*	Valvoline Inc.	8,188	262
	Hyatt Hotels Corp. Class A	1,530	255
*	Jersey Mike's Subs Inc. Class A	532	11
			3,432,712
Consumer Staples (5.6%)
	Procter & Gamble Co.	1,480,754	214,887
	Coca-Cola Co.	2,184,602	193,709
	Philip Morris International Inc.	990,223	185,469
	PepsiCo Inc.	764,183	107,245
	CVS Health Corp.	814,895	76,527
	Altria Group Inc.	1,061,319	72,679
	Mondelez International Inc. Class A	815,179	50,598
	Corteva Inc.	426,716	36,113
	Keurig Dr Pepper Inc.	822,832	26,215
	Colgate-Palmolive Co.	287,424	25,816
	Archer-Daniels-Midland Co.	304,530	24,755
	Kenvue Inc.	1,203,894	22,730
*	Monster Beverage Corp.	484,018	22,226
	Kroger Co.	353,935	20,365
	Cardinal Health Inc.	80,572	18,904
	Kimberly-Clark Corp.	142,321	15,364
	Church & Dwight Co. Inc.	150,394	15,006
	Hershey Co.	83,164	14,654
*	US Foods Holding Corp.	139,173	14,591
	General Mills Inc.	338,605	13,951
	Kraft Heinz Co.	542,968	13,938
	Sysco Corp.	159,401	12,924
	Constellation Brands Inc. Class A	87,654	11,449
	Bunge Global SA	84,322	9,799
	Tyson Foods Inc. Class A	174,842	9,641
*	Performance Food Group Co.	95,490	9,470
	McCormick & Co. Inc.	161,683	8,766
	J M Smucker Co.	66,332	8,700
	Clorox Co.	76,451	7,468
*	Darling Ingredients Inc.	99,311	6,581
3

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Coca-Cola Consolidated Inc.	31,722	6,204
*	Sprouts Farmers Market Inc.	59,356	4,870
	Conagra Brands Inc.	302,503	4,846
	Lamb Weston Holdings Inc.	83,768	4,568
	McKesson Corp.	5,029	4,452
	Ingredion Inc.	39,749	4,112
	Hormel Foods Corp.	184,062	4,022
	Molson Coors Beverage Co. Class B	97,170	3,864
	Primo Brands Corp.	167,823	3,830
	Campbell's Co.	126,055	2,985
	JBS NV Class A	207,468	2,788
	Albertsons Cos. Inc. Class A	210,543	2,600
	Brown-Forman Corp. Class B	88,288	2,346
*	Post Holdings Inc.	25,788	2,150
*	Freshpet Inc.	30,705	2,145
	Casey's General Stores Inc.	2,702	2,032
*	Pilgrim's Pride Corp.	26,849	843
	Reynolds Consumer Products Inc.	34,755	805
	Brown-Forman Corp. Class A	24,281	661
	Smithfield Foods Inc.	29,193	640
	Seaboard Corp.	153	598
			1,331,901
Energy (6.3%)
	ExxonMobil Holdings Corp.	2,642,581	425,323
	Chevron Corp.	1,178,090	242,852
	ConocoPhillips	774,383	102,598
	Valero Energy Corp.	165,271	59,319
	Phillips 66	238,975	58,926
	Williams Cos. Inc.	774,196	58,103
	SLB Ltd.	949,384	57,058
	EOG Resources Inc.	340,011	49,288
	Baker Hughes Co.	630,397	40,062
	Kinder Morgan Inc.	1,234,765	39,809
	ONEOK Inc.	400,213	38,424
	Cheniere Energy Inc.	123,952	36,156
	Devon Energy Corp.	715,685	34,718
	Marathon Petroleum Corp.	91,507	34,161
	Occidental Petroleum Corp.	460,405	27,707
	Diamondback Energy Inc.	121,608	24,380
	EQT Corp.	383,086	20,756
	Halliburton Co.	529,118	19,498
	Expand Energy Corp.	144,396	14,174
*	First Solar Inc.	61,281	12,373
	TechnipFMC plc	151,836	11,866
	Ovintiv Inc. (XNYS)	179,485	11,783
	Permian Resources Corp. Class A	440,134	10,251
	HF Sinclair Corp.	98,215	9,980
	APA Corp.	223,868	9,660
	DT Midstream Inc.	64,606	8,465
*	Nextpower Inc. Class A	93,911	7,704
*	Antero Resources Corp.	188,289	7,245
	Range Resources Corp.	148,072	6,118
	Viper Energy Inc. Class A	120,236	5,385
	Chord Energy Corp.	35,699	5,252
	NOV Inc.	226,465	4,821
	Antero Midstream Corp.	209,625	4,700
	Weatherford International plc	44,809	4,381
	Matador Resources Co.	66,736	3,871
*	Enphase Energy Inc.	81,210	2,958
*,1	X-Energy Inc.	26,519	489
			1,510,614
Financials (17.9%)
	JPMorgan Chase & Co. (XNYS)	1,697,774	604,441
*	Berkshire Hathaway Inc. Class B	1,182,479	596,005
	Bank of America Corp. (XNYS)	3,913,237	242,386
	Goldman Sachs Group Inc. (XNYS)	172,660	177,132
	Wells Fargo & Co.	1,945,073	168,035
	Morgan Stanley	711,652	151,810
	Citigroup Inc. (XNYS)	914,059	120,308
4

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Blackrock Inc.	96,957	112,044
	Charles Schwab Corp.	960,034	105,431
	S&P Global Inc.	187,715	81,814
	Progressive Corp.	370,929	80,892
	Chubb Ltd.	223,408	75,646
	Bank of New York Mellon Corp.	408,488	65,881
	CME Group Inc.	229,449	65,508
	PNC Financial Services Group Inc.	254,916	61,086
	US Bancorp	987,974	60,839
	Marsh & McLennan Cos. Inc.	306,218	58,120
	Intercontinental Exchange Inc.	356,861	57,348
	Travelers Cos. Inc.	134,623	49,263
	Aon plc Class A (XNYS)	132,141	42,486
	Arthur J Gallagher & Co.	161,878	42,436
	Allstate Corp.	162,864	41,986
	Truist Financial Corp.	791,249	39,230
	KKR & Co. Inc.	340,113	37,317
	Apollo Global Management Inc.	266,585	36,410
	Aflac Inc.	289,064	33,488
	MetLife Inc.	343,101	32,653
	State Street Corp.	169,885	32,513
	Fifth Third Bancorp	574,082	30,868
	Ameriprise Financial Inc.	52,745	29,174
	Nasdaq Inc.	283,793	27,985
*	Coinbase Global Inc. Class A	139,482	26,239
	Prudential Financial Inc.	220,905	25,978
	Moody's Corp.	51,212	25,844
	American International Group Inc.	335,251	25,600
	MSCI Inc.	42,338	24,160
	Hartford Insurance Group Inc.	173,795	23,876
	M&T Bank Corp.	93,126	21,786
*	Arch Capital Group Ltd.	220,710	21,645
	Huntington Bancshares Inc.	1,278,609	21,334
	Northern Trust Corp.	110,630	20,528
	Willis Towers Watson plc	59,910	20,283
	Cboe Global Markets Inc.	66,499	19,963
	Raymond James Financial Inc.	106,802	19,029
	Citizens Financial Group Inc.	268,010	18,458
	Cincinnati Financial Corp.	96,599	16,412
	Regions Financial Corp.	541,930	16,193
	Interactive Brokers Group Inc. Class A	165,513	16,103
	Principal Financial Group Inc.	135,861	14,966
	T Rowe Price Group Inc.	133,715	14,880
	Blackstone Inc.	99,066	14,190
*	Markel Group Inc.	7,848	14,149
	Brown & Brown Inc.	187,261	13,515
	Broadridge Financial Solutions Inc.	73,181	13,347
	KeyCorp	587,465	12,695
	LPL Financial Holdings Inc.	32,716	12,109
	Loews Corp.	106,161	11,496
	First Citizens BancShares Inc. Class A	5,226	11,311
	East West Bancorp Inc.	86,252	10,942
*	Circle Internet Group Inc.	113,502	10,845
	Annaly Capital Management Inc.	465,580	10,671
*	SoFi Technologies Inc.	596,759	10,670
	Reinsurance Group of America Inc.	41,564	10,226
	W R Berkley Corp.	144,058	9,733
	Everest Group Ltd.	25,123	9,412
	Unum Group	100,502	9,369
	Pinnacle Financial Partners Inc.	89,060	8,903
	Assurant Inc.	31,452	8,865
*	Robinhood Markets Inc. Class A	83,888	8,792
	RenaissanceRe Holdings Ltd.	26,505	8,684
	Globe Life Inc.	49,542	8,554
*	Rocket Cos. Inc. Class A	614,909	8,246
	Carlyle Group Inc.	168,375	8,148
	AGNC Investment Corp.	727,687	7,808
	Stifel Financial Corp.	94,660	7,647
	Fidelity National Financial Inc.	161,559	7,504
	Invesco Ltd.	228,335	7,485
5

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Tradeweb Markets Inc. Class A	68,302	7,356
	First Horizon Corp.	300,105	7,299
	FactSet Research Systems Inc.	22,993	7,209
	SEI Investments Co.	64,586	7,168
	Evercore Inc. Class A	23,299	6,674
	Ally Financial Inc.	157,682	6,656
	Southstate Bank Corp.	61,464	6,447
	Wintrust Financial Corp.	42,006	6,316
	Popular Inc.	37,335	6,279
	Zions Bancorp NA	91,954	6,132
	Cullen / Frost Bankers Inc.	37,440	6,023
	American Financial Group Inc.	42,059	5,996
	Affiliated Managers Group Inc.	16,209	5,968
	Old Republic International Corp.	143,018	5,968
	Voya Financial Inc.	58,520	5,929
	Franklin Templeton Inc.	170,285	5,815
	Primerica Inc.	19,868	5,715
	Columbia Banking System Inc.	182,766	5,417
	Prosperity Bancshares Inc.	72,957	5,221
	Kinsale Capital Group Inc.	13,962	5,220
*	Chime Financial Inc. Class A	156,446	5,180
	Blue Owl Capital Inc.	417,756	5,113
	Corebridge Financial Inc.	156,213	5,083
	Jefferies Financial Group Inc.	96,179	5,063
	Hanover Insurance Group Inc.	22,094	4,996
	TPG Inc.	92,138	4,987
	Commerce Bancshares Inc.	85,693	4,945
	Lincoln National Corp.	109,089	4,646
	Houlihan Lokey Inc.	34,619	4,614
	Axis Capital Holdings Ltd.	46,447	4,588
	First American Financial Corp.	61,899	4,576
	OneMain Holdings Inc.	73,257	4,576
	XP Inc. Class A	249,006	4,539
	Western Alliance Bancorp	54,848	4,285
	Equitable Holdings Inc.	82,314	4,126
	FNB Corp.	221,829	4,044
	MGIC Investment Corp.	131,661	4,035
	MarketAxess Holdings Inc.	22,220	3,614
	Rithm Capital Corp.	353,527	3,546
	Starwood Property Trust Inc.	221,850	3,483
	Virtu Financial Inc. Class A	52,418	3,441
	RLI Corp.	51,849	3,291
	White Mountains Insurance Group Ltd.	1,525	3,206
	Bank OZK	65,170	3,199
	SLM Corp.	118,209	3,070
*	Galaxy Digital Inc. Class A	118,729	2,921
	Hamilton Lane Inc. Class A	24,975	2,718
	Ryan Specialty Holdings Inc.	60,081	2,534
	Morningstar Inc.	11,521	2,522
	Lazard Inc.	49,240	2,129
	Assured Guaranty Ltd.	26,482	1,978
	First Hawaiian Inc.	76,507	1,959
*	Brighthouse Financial Inc.	35,975	1,907
	BOK Financial Corp.	11,882	1,617
*	Credit Acceptance Corp.	2,079	1,247
	Brookfield Asset Management Ltd. Class A	16,118	830
	CNA Financial Corp.	13,220	642
	TFS Financial Corp.	33,874	592
*,1	Bullish	12,462	424
	Central BanCo Inc.	12,730	409
*,1	Freedom Holding Corp.	1,666	292
	UWM Holdings Corp.	166,034	241
			4,285,144
Health Care (12.5%)
	Johnson & Johnson	1,530,021	406,756
	AbbVie Inc.	1,034,506	265,268
	Merck & Co. Inc.	1,570,905	232,117
	UnitedHealth Group Inc.	573,369	223,276
	Thermo Fisher Scientific Inc.	236,039	145,660
6

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Abbott Laboratories	1,100,304	121,430
	Gilead Sciences Inc.	788,821	115,436
	Pfizer Inc.	3,615,564	102,899
*	Vertex Pharmaceuticals Inc.	161,433	87,903
	Bristol-Myers Squibb Co.	1,296,695	86,632
	Danaher Corp.	401,173	85,674
	Medtronic plc	814,433	73,828
	Stryker Corp.	219,577	71,099
	Elevance Health Inc. (XNYS)	133,934	52,574
	Regeneron Pharmaceuticals Inc.	64,182	51,287
	Cigna Group	165,786	45,770
*	Boston Scientific Corp.	941,497	45,474
	Amgen Inc.	100,278	43,107
	HCA Healthcare Inc.	94,812	39,295
	Becton Dickinson & Co.	180,473	33,949
*	Edwards Lifesciences Corp.	361,911	32,843
*	Moderna Inc.	231,035	32,423
	Humana Inc.	76,255	29,223
*	IQVIA Holdings Inc.	105,625	27,588
	Agilent Technologies Inc.	179,216	27,520
*	Veeva Systems Inc. Class A	94,710	27,058
*	Waters Corp.	62,383	25,866
	ResMed Inc.	92,259	22,151
*	Illumina Inc.	96,443	20,603
	GE HealthCare Technologies Inc.	288,394	20,542
*	Biogen Inc.	93,578	20,274
*	Centene Corp.	287,944	18,526
	Labcorp Holdings Inc.	52,076	17,324
	Quest Diagnostics Inc.	70,100	16,845
	Royalty Pharma plc Class A	262,598	16,126
	West Pharmaceutical Services Inc.	44,375	15,137
	STERIS plc	62,170	14,463
*	Tenet Healthcare Corp.	54,197	14,412
*	United Therapeutics Corp.	26,282	13,414
*	Incyte Corp.	105,173	12,959
	Zimmer Biomet Holdings Inc.	122,932	12,298
	Viatris Inc.	738,064	12,185
*	Roivant Sciences Ltd.	310,688	10,762
*	Medline Inc. Class A	284,774	9,976
*	Jazz Pharmaceuticals plc	37,845	9,487
	Revvity Inc.	70,741	9,102
*	Charles River Laboratories International Inc.	31,099	8,964
*	Cooper Cos. Inc.	123,350	8,646
*	Solventum Corp.	93,835	8,545
	Baxter International Inc.	326,297	8,484
*	BioMarin Pharmaceutical Inc.	121,738	7,941
	Encompass Health Corp.	62,455	7,508
*	Elanco Animal Health Inc. (XNYS)	313,805	7,506
	Bio-Techne Corp.	99,171	7,171
*	Align Technology Inc.	42,448	6,783
*	Molina Healthcare Inc.	32,680	6,496
*	Exelixis Inc.	117,899	6,442
	Ensign Group Inc.	35,816	6,170
*	Repligen Corp.	33,747	6,108
*	Avantor Inc.	417,859	6,076
*	Globus Medical Inc. Class A	71,123	5,787
	QIAGEN NV	130,284	5,640
*	Henry Schein Inc.	62,501	5,613
	Universal Health Services Inc. Class B	32,265	5,496
*	IDEXX Laboratories Inc.	8,036	4,474
*	Bio-Rad Laboratories Inc. Class A	11,505	4,442
	Zoetis Inc.	56,805	4,380
	Chemed Corp.	8,256	4,282
	Bruker Corp.	70,240	4,075
	Teleflex Inc.	28,011	3,979
*	DaVita Inc.	19,351	3,406
*	Sotera Health Co.	176,926	3,344
*	Envista Holdings Corp.	102,930	2,793
*	Arrowhead Pharmaceuticals Inc.	31,793	2,619
	Organon & Co.	166,230	2,287
7

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Doximity Inc. Class A	82,620	2,207
*	Viking Therapeutics Inc.	66,921	2,194
*	Guardant Health Inc.	9,003	1,432
*	Neurocrine Biosciences Inc.	8,759	1,349
*	Bridgebio Pharma Inc.	6,066	465
*	Ascendis Pharma A/S	1,753	461
*	Ionis Pharmaceuticals Inc.	5,997	362
*	Caris Life Sciences Inc.	8,003	204
*,2	Hologic Inc. CVR	32,822	—
			2,992,672
Industrials (12.2%)
	RTX Corp.	856,516	177,924
	Union Pacific Corp.	351,331	105,635
	Deere & Co.	156,757	102,662
	Capital One Financial Corp.	395,862	84,916
	Eaton Corp. plc	208,621	83,841
	American Express Co.	238,981	78,904
	Parker-Hannifin Corp.	80,149	78,501
	Accenture plc Class A	389,695	73,949
	General Dynamics Corp.	162,497	60,343
	CSX Corp.	1,179,122	59,557
	Emerson Electric Co.	356,753	54,383
	Johnson Controls International plc	363,766	50,287
	3M Co.	285,343	49,030
	Norfolk Southern Corp.	142,823	48,958
	Automatic Data Processing Inc.	160,958	46,060
	Northrop Grumman Corp.	84,832	45,784
	FedEx Corp.	139,006	45,511
	Honeywell International Inc.	201,515	43,030
	United Parcel Service Inc. Class B (XNYS)	396,219	41,298
	PACCAR Inc.	328,014	40,716
	CRH plc	424,464	40,023
	Sherwin-Williams Co.	108,287	36,689
	Illinois Tool Works Inc.	129,531	35,669
*	Boeing Co.	170,153	35,354
	AMETEK Inc.	145,232	34,154
*	Honeywell Aerospace Inc.	201,509	31,861
	United Rentals Inc.	30,527	31,687
	L3Harris Technologies Inc.	118,138	31,454
	Westinghouse Air Brake Technologies Corp.	107,133	30,633
*	Block Inc. (XNYS)	330,610	27,117
	Cummins Inc.	47,945	27,060
	Paychex Inc.	204,366	26,024
	Ferguson Enterprises Inc.	115,375	25,903
	Carrier Global Corp.	425,750	24,787
	Vulcan Materials Co.	82,297	22,186
	TransDigm Group Inc.	17,617	20,643
	Martin Marietta Materials Inc.	37,937	19,678
	Ingersoll Rand Inc. (XNYS)	248,534	19,150
	Sunbelt Rentals Holdings Inc.	260,470	18,827
	Old Dominion Freight Line Inc.	93,947	18,786
	PayPal Holdings Inc. (XNGS)	349,827	18,424
*	Mettler-Toledo International Inc.	12,968	18,222
*	Fiserv Inc.	336,693	17,949
*	Teledyne Technologies Inc.	29,225	17,913
	Otis Worldwide Corp.	243,864	17,346
	Xylem Inc.	150,599	16,582
	Dover Corp.	84,647	16,441
	Synchrony Financial	213,169	16,431
	Verisk Analytics Inc.	83,115	16,106
	Expeditors International of Washington Inc.	84,083	15,946
	PPG Industries Inc.	141,624	15,886
	Smurfit Westrock plc	331,544	15,549
	Veralto Corp.	155,778	15,355
	Hubbell Inc.	33,628	15,233
*	Keysight Technologies Inc.	46,608	15,040
	Equifax Inc.	75,247	14,234
	Dow Inc.	457,511	13,963
	Amcor plc	293,263	13,458
8

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Fidelity National Information Services Inc.	328,529	13,394
	Global Payments Inc. (XNYS)	146,052	13,298
	Packaging Corp. of America	55,079	12,885
	JB Hunt Transport Services Inc.	47,717	12,667
	Snap-on Inc.	32,203	12,440
	DuPont de Nemours Inc.	86,766	11,678
	Fortive Corp.	193,248	11,371
	ITT Inc.	56,602	11,337
	Jacobs Solutions Inc.	74,174	11,056
	Nordson Corp.	33,506	10,780
*	Zebra Technologies Corp. Class A	30,469	10,772
	IDEX Corp.	47,041	10,755
	Ball Corp.	169,028	10,644
	TransUnion	122,212	10,377
	WESCO International Inc.	30,385	10,343
*	Corpay Inc.	25,507	10,312
	MKS Inc.	38,921	9,973
	Stanley Black & Decker Inc.	98,591	9,501
*	API Group Corp.	242,018	9,499
*	Fedex Freight Holding Co. Inc.	69,509	9,296
	Masco Corp.	128,038	9,239
	nVent Electric plc	60,411	9,107
	Textron Inc.	109,826	8,848
*	Trimble Inc.	146,780	8,798
	Allegion plc	53,984	8,381
	RPM International Inc.	80,147	8,343
	Crown Holdings Inc.	70,802	8,241
	Graco Inc.	104,818	8,116
*	QXO Inc.	609,212	8,090
	Carlisle Cos. Inc.	22,902	7,937
	Jack Henry & Associates Inc.	45,667	7,668
	Applied Industrial Technologies Inc.	23,342	7,562
	Lincoln Electric Holdings Inc.	25,817	7,261
	Huntington Ingalls Industries Inc.	24,867	7,241
	Owens Corning	50,585	6,988
	Watsco Inc.	22,224	6,885
	Knight-Swift Transportation Holdings Inc.	100,299	6,871
*	Generac Holdings Inc.	36,755	6,814
	Curtiss-Wright Corp.	11,457	6,674
	Regal Rexnord Corp.	42,099	6,671
	Donaldson Co. Inc.	73,195	6,653
	CNH Industrial NV	552,985	6,542
	Littelfuse Inc.	15,782	6,505
	Cognex Corp.	105,831	6,451
	Crane Co.	31,434	6,446
	Flowserve Corp.	80,895	6,398
	Acuity Inc.	19,203	6,371
	Watts Water Technologies Inc. Class A	17,289	6,323
	Advanced Drainage Systems Inc.	46,140	6,263
	Pentair plc	101,711	6,149
	Oshkosh Corp.	39,562	6,097
*	SPX Technologies Inc.	30,868	6,073
*	Saia Inc.	16,929	6,012
	Tetra Tech Inc.	165,036	5,964
	Toro Co.	60,626	5,930
	Ryder System Inc.	23,802	5,819
	Valmont Industries Inc.	12,018	5,644
	Allison Transmission Holdings Inc.	44,836	5,636
*	Kratos Defense & Security Solutions Inc.	109,429	5,579
	AECOM	81,888	5,522
	Lennox International Inc.	14,196	5,432
	Rockwell Automation Inc.	12,607	5,351
	AptarGroup Inc.	40,236	5,296
*	Core & Main Inc. Class A	118,961	5,111
	WW Grainger Inc.	3,896	5,102
*	Axalta Coating Systems Ltd.	135,405	4,931
*	Kirby Corp.	33,804	4,795
	Simpson Manufacturing Co. Inc.	26,081	4,763
	AGCO Corp.	38,020	4,498
	Booz Allen Hamilton Holding Corp.	58,917	4,457
9

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Builders FirstSource Inc.	66,506	4,416
	Ralliant Corp.	71,028	4,385
	MSA Safety Inc.	23,088	4,312
*	Aurora Innovation Inc.	765,365	4,309
	A O Smith Corp.	70,877	4,191
*	Paylocity Holding Corp.	25,684	4,115
*	Mohawk Industries Inc.	31,672	4,062
*	Gates Industrial Corp. Ltd.	158,741	4,061
*	WEX Inc.	20,199	3,850
	Eagle Materials Inc.	19,733	3,833
	Sensata Technologies Holding plc	91,825	3,768
	Genpact Ltd.	98,568	3,744
*	AeroVironment Inc.	24,167	3,585
*	StandardAero Inc.	144,741	3,545
*	GXO Logistics Inc.	72,499	3,460
	Sonoco Products Co.	62,205	3,431
	Armstrong World Industries Inc.	19,839	3,424
	MSC Industrial Direct Co. Inc. Class A	28,727	3,415
*	Dycom Industries Inc.	11,313	3,294
	Fortune Brands Innovations Inc.	73,479	3,257
	Brunswick Corp.	40,959	3,109
*	Middleby Corp.	27,522	3,051
*	ExlService Holdings Inc.	79,319	3,020
*	Trex Co. Inc.	65,333	2,978
*	Fair Isaac Corp.	2,555	2,931
	Vontier Corp.	89,048	2,868
*	FTI Consulting Inc.	18,829	2,835
	Louisiana-Pacific Corp.	40,211	2,835
	Robert Half Inc.	62,503	2,834
*	James Hardie Industries plc	94,700	2,814
	Esab Corp.	36,165	2,726
*	BILL Holdings Inc.	55,031	2,709
	ADT Inc.	356,652	2,636
	Landstar System Inc.	14,508	2,621
	UL Solutions Inc. Class A	31,895	2,377
	Silgan Holdings Inc.	56,178	2,334
	Primoris Services Corp.	32,265	2,327
	WillScot Holdings Corp.	111,863	2,316
	Graphic Packaging Holding Co.	185,562	2,078
*	Loar Holdings Inc.	27,920	1,960
*	Amentum Holdings Inc.	96,687	1,933
*	Hayward Holdings Inc.	132,064	1,856
	Leonardo DRS Inc.	47,927	1,821
*	Euronet Worldwide Inc.	22,422	1,559
	Western Union Co.	197,278	1,413
*	Midera Food Processing Inc.	27,485	1,288
	Schneider National Inc. Class B	32,668	1,127
*	Shift4 Payments Inc. Class A	22,103	935
	CH Robinson Worldwide Inc.	5,875	879
*	Everus Construction Group Inc.	4,667	537
	BWX Technologies Inc.	3,003	457
			2,912,899
Real Estate (3.5%)
	Welltower Inc.	448,953	106,061
	Prologis Inc.	601,337	84,139
	Equinix Inc.	62,540	65,462
	Digital Realty Trust Inc.	229,820	42,652
	Realty Income Corp.	592,712	36,321
	Vivmark Residential	482,991	31,462
	Public Storage	95,281	29,250
	Ventas Inc.	307,539	28,038
*	CBRE Group Inc. Class A	167,815	24,469
	Iron Mountain Inc.	187,676	21,649
	Crown Castle Inc.	277,130	21,101
	Extra Space Storage Inc.	133,099	18,780
	American Tower Corp.	104,396	18,342
	VICI Properties Inc. (XNYS)	689,135	17,676
	SBA Communications Corp.	66,906	12,689
	Essex Property Trust Inc.	40,624	11,495
10

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Invitation Homes Inc.	376,237	10,964
	Weyerhaeuser Co.	457,351	10,688
*	Jones Lang LaSalle Inc.	27,712	10,139
	Kimco Realty Corp.	419,856	9,955
	WP Carey Inc.	140,296	9,815
	Mid-America Apartment Communities Inc.	73,434	9,462
	Host Hotels & Resorts Inc.	431,088	9,454
	Sun Communities Inc.	77,484	9,408
	Healthpeak Properties Inc.	440,136	9,164
	Regency Centers Corp.	115,873	8,664
	Omega Healthcare Investors Inc.	189,241	8,652
	Equity LifeStyle Properties Inc.	122,471	7,771
	UDR Inc.	205,807	7,605
*	CoStar Group Inc.	229,006	7,344
	Gaming & Leisure Properties Inc.	172,887	7,273
	American Homes 4 Rent Class A	212,973	7,092
	BXP Inc.	100,504	6,833
	EastGroup Properties Inc.	33,863	6,756
	American Healthcare REIT Inc.	121,091	6,686
	Camden Property Trust	62,527	6,615
	Federal Realty Investment Trust	54,418	6,314
	Lamar Advertising Co. Class A	42,035	6,264
	CubeSmart	143,609	5,704
	Alexandria Real Estate Equities Inc.	108,982	5,590
	Brixmor Property Group Inc.	193,474	5,590
	NNN REIT Inc.	120,015	5,425
	Agree Realty Corp.	75,075	5,424
	Rexford Industrial Realty Inc.	143,021	5,298
	First Industrial Realty Trust Inc.	83,725	5,181
	STAG Industrial Inc.	121,568	4,528
	Vornado Realty Trust	111,089	4,153
	Healthcare Realty Trust Inc.	212,414	4,044
	Rayonier Inc.	190,311	3,901
*	Zillow Group Inc. Class C	90,532	3,165
	Cousins Properties Inc.	103,473	3,000
	Millrose Properties Inc.	97,020	2,951
	EPR Properties	47,507	2,789
	Americold Realty Trust Inc.	180,975	2,706
	Kilroy Realty Corp.	73,289	2,660
	Lineage Inc.	44,025	1,728
*	Zillow Group Inc. Class A	37,386	1,338
*	Howard Hughes Holdings Inc.	19,652	1,260
	Medical Properties Trust Inc.	314,618	1,249
	Janus Living Inc. Class A	29,436	876
*	Fermi Inc.	131,067	651
			831,715
Technology (18.0%)
	Apple Inc.	4,206,873	1,332,948
	Microsoft Corp.	2,358,737	1,196,564
*	Intel Corp.	2,901,168	259,684
	Meta Platforms Inc. Class A	253,825	145,274
	International Business Machines Corp.	597,400	139,714
	Salesforce Inc.	504,711	129,983
	QUALCOMM Inc.	669,923	114,208
	Analog Devices Inc.	287,987	104,292
	Dell Technologies Inc. Class C	168,515	76,845
*	Synopsys Inc.	118,279	51,994
	Hewlett Packard Enterprise Co.	840,891	43,928
	Intuit Inc.	117,723	42,298
*	Strategy Inc.	207,810	27,626
	Roper Technologies Inc.	64,924	27,569
*	Flex Ltd.	232,526	25,403
*	Coherent Corp.	89,058	24,743
*	Workday Inc. Class A	120,638	23,820
*	Adobe Inc.	77,814	22,783
	Cognizant Technology Solutions Corp. Class A	301,091	19,444
*	Twilio Inc. Class A	79,983	18,846
*	Okta Inc.	106,994	18,514
*	ON Semiconductor Corp.	236,389	17,514
11

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	HP Inc.	580,121	17,415
*	Zoom Communications Inc.	168,851	16,325
	Qnity Electronics Inc.	133,112	15,898
	NetApp Inc. (XNGS)	80,675	14,948
	VeriSign Inc.	51,754	14,920
*	F5 Inc.	35,902	14,617
	TD SYNNEX Corp.	48,620	12,294
	CDW Corp.	81,085	12,291
*	Super Micro Computer Inc. (XNGS)	320,413	11,945
*	PTC Inc.	75,508	11,760
*	Nutanix Inc. Class A	164,419	11,274
	Entegris Inc.	82,903	11,216
	Leidos Holdings Inc.	79,557	11,155
	SS&C Technologies Holdings Inc.	131,683	10,926
*	Tyler Technologies Inc.	26,699	9,938
*	Akamai Technologies Inc.	91,484	9,937
*	Unity Software Inc.	228,888	9,636
*,1	IonQ Inc.	244,642	9,617
	Gen Digital Inc. (XNGS)	309,989	9,610
	BitMine Immersion Technologies Inc.	357,708	9,057
*	CACI International Inc. Class A	13,960	8,697
*	Dynatrace Inc.	154,735	8,447
*	Docusign Inc.	115,225	7,636
*	Onto Innovation Inc.	25,326	6,767
*	Pinterest Inc. Class A	310,710	6,746
*,1	IREN Ltd.	179,857	6,675
*	Arrow Electronics Inc.	32,322	6,608
	Skyworks Solutions Inc.	95,287	6,385
	Paycom Software Inc.	25,972	6,210
	Match Group Inc.	147,340	5,989
*	Guidewire Software Inc.	25,545	5,230
*	Qorvo Inc.	53,523	5,142
*	UiPath Inc. Class A	253,331	4,730
	Avnet Inc.	51,466	4,609
*	Sanmina Corp.	21,857	4,300
	Amdocs Ltd.	66,928	4,220
*	Gitlab Inc. Class A	90,438	4,209
*,1	Applied Digital Corp.	161,550	4,105
	Mobility Global Inc.	187,850	3,813
*	EPAM Systems Inc.	32,254	3,800
	Amkor Technology Inc.	79,163	3,744
*	Figma Inc. Class A	135,427	3,723
	GLOBALFOUNDRIES Inc.	80,127	3,581
*	Cirrus Logic Inc.	32,279	3,535
	Science Applications International Corp.	27,191	3,486
*	Dropbox Inc. Class A	96,619	3,400
	Bentley Systems Inc. Class B	82,987	3,050
*	Rubrik Inc. Class A	32,167	2,993
	KBR Inc.	79,720	2,990
	RingCentral Inc. Class A	41,774	2,908
*	Elastic NV	28,219	2,753
*	Maplebear Inc.	51,895	2,622
*	CCC Intelligent Solutions Holdings Inc.	347,946	2,596
*	Everpure Inc. Class A	27,231	2,531
	Dolby Laboratories Inc. Class A	37,668	2,319
	Universal Display Corp.	27,370	2,276
*	MongoDB Inc.	4,599	2,085
*	Kyndryl Holdings Inc.	133,051	1,790
*	Figure Technology Solutions Inc. Class A	48,356	1,774
*	People Inc.	40,401	1,547
	Pegasystems Inc.	39,665	1,460
*	SentinelOne Inc. Class A	64,021	1,415
*	Klaviyo Inc. Class A	68,507	1,410
*	IPG Photonics Corp.	16,262	1,237
*	Parsons Corp.	23,490	1,143
*	TTM Technologies Inc.	8,867	1,054
*	HubSpot Inc.	3,651	954
*	SailPoint Inc.	41,487	853
	Ingram Micro Holding Corp.	27,744	782
*	NIQ Global Intelligence plc	33,022	629
12

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Advanced Energy Industries Inc.	1,246	345
*	Cerebras Systems Inc. Class A	305	56
			4,290,132
Telecommunications (2.9%)
	Cisco Systems Inc.	2,508,750	277,192
	Verizon Communications Inc.	2,658,530	132,980
	AT&T Inc.	4,301,589	111,368
	Comcast Corp. Class A	2,250,982	59,921
	T-Mobile US Inc.	309,417	55,831
	Motorola Solutions Inc.	65,356	31,717
*	Charter Communications Inc. Class A	69,610	10,611
	Millicom International Cellular SA	57,427	5,384
*	Space Exploration Technologies Corp. Class A	32,193	4,626
	Iridium Communications Inc.	40,836	1,919
*	Liberty Global Ltd. Class A	111,547	1,199
*	EchoStar Corp. Class A	11,873	1,026
*	Liberty Global Ltd. Class C	78,383	822
*	Roku Inc.	4,903	770
*	AST SpaceMobile Inc.	10,030	593
			695,959
Utilities (3.8%)
	NextEra Energy Inc.	1,325,625	109,152
	Southern Co.	716,611	63,062
	Duke Energy Corp.	494,690	59,318
	Constellation Energy Corp.	190,053	52,221
	American Electric Power Co. Inc.	345,956	42,355
	Waste Management Inc.	172,662	37,799
	Dominion Energy Inc.	558,733	36,882
	Sempra	415,146	33,917
	Entergy Corp.	290,471	30,880
	Xcel Energy Inc.	396,466	30,009
	Exelon Corp.	650,734	28,450
	Republic Services Inc.	126,317	27,906
	Consolidated Edison Inc.	234,071	25,050
	Public Service Enterprise Group Inc.	316,964	23,243
	WEC Energy Group Inc.	207,001	21,977
	Ameren Corp.	175,426	18,597
	PG&E Corp.	1,393,003	18,485
	DTE Energy Co.	131,821	17,879
	Atmos Energy Corp.	104,747	17,402
	American Water Works Co. Inc.	123,725	17,103
	Eversource Energy	238,709	16,743
	CenterPoint Energy Inc.	415,305	16,446
	PPL Corp.	477,934	16,312
	FirstEnergy Corp.	349,241	16,016
	CMS Energy Corp.	195,170	13,283
	Edison International	241,863	13,056
	NiSource Inc.	303,841	12,433
	Evergy Inc.	146,256	11,850
	Alliant Energy Corp.	164,097	11,155
*	Clean Harbors Inc.	26,182	8,254
	Pinnacle West Capital Corp.	76,861	7,505
	Essential Utilities Inc.	179,582	7,393
	GFL Environmental Inc. (XTSE)	164,991	6,978
	AES Corp.	451,424	6,654
	OGE Energy Corp.	130,602	5,959
	UGI Corp.	136,380	5,244
	National Fuel Gas Co.	59,696	4,958
	IDACORP Inc.	35,167	4,788
*	Oklo Inc.	89,189	3,618
	Brookfield Renewable Corp. (XTSE)	86,021	2,766
	MDU Resources Group Inc.	129,311	2,576
*	Talen Energy Corp.	8,579	2,537
	Clearway Energy Inc. Class C	76,423	2,427
			910,638
Total Common Stocks (Cost $19,758,765)			23,837,760
13

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 3.731% (Cost $36,531)	365,343	36,530
Total Investments (99.9%) (Cost $19,795,296)			23,874,290
Other Assets and Liabilities—Net (0.1%)			16,308
Net Assets (100%)			23,890,598
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,456.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $12,654 was received for securities on loan.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	16	6,159	(11)
E-mini S&P Mid-Cap 400 Index	September 2026	20	7,534	(182)
				(193)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American International Group Inc.	2/1/2027	CITNA	230	(4.280)	2	—
Carrier Global Corp.	8/31/2027	BANA	4,096	(3.630)	—	(23)
Elevance Health Inc.	2/1/2027	CITNA	1,174	(4.130)	—	(13)
Elevance Health Inc.	8/31/2027	BANA	377	(4.280)	—	(6)
Goldman Sachs Group Inc.	2/1/2027	CITNA	2,582	(4.380)	58	—
Goldman Sachs Group Inc.	8/31/2027	BANA	8,340	(4.440)	—	(266)
PayPal Holdings Inc.	2/1/2027	CITNA	1,684	(3.980)	—	(263)
PayPal Holdings Inc.	8/31/2027	BANA	11,950	(4.380)	—	(1,852)
Raymond James Financial Inc.	2/1/2027	CITNA	935	(4.130)	30	—
SoFi Technologies Inc.	8/31/2027	BANA	2,090	(3.630)	—	(124)
United Parcel Service Inc. Class B	8/31/2027	BANA	8,201	(3.630)	52	—
					142	(2,547)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Russell 1000 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $19,758,765)	23,837,760
Affiliated Issuers (Cost $36,531)	36,530
Total Investments in Securities	23,874,290
Investment in Vanguard	496
Cash Collateral Pledged—Futures Contracts	790
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,810
Receivables for Investment Securities Sold	268
Receivables for Accrued Income	29,204
Receivables for Capital Shares Issued	102
Unrealized Appreciation—Over-the-Counter Swap Contracts	142
Total Assets	23,907,102
Liabilities
Due to Custodian	82
Payables for Investment Securities Purchased	310
Collateral for Securities on Loan	12,654
Payables for Capital Shares Redeemed	216
Payables to Vanguard	621
Variation Margin Payable—Futures Contracts	47
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,547
Other Liabilities	27
Total Liabilities	16,504
Net Assets	23,890,598
1 Includes $12,456 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	21,477,133
Total Distributable Earnings (Loss)	2,413,465
Net Assets	23,890,598

ETF Shares—Net Assets
Applicable to 197,028,299 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,192,138
Net Asset Value Per Share—ETF Shares	$112.63

Institutional Shares—Net Assets
Applicable to 3,860,528 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,698,460
Net Asset Value Per Share—Institutional Shares	$439.96

See accompanying Notes, which are an integral part of the Financial Statements.
15

Russell 1000 Value Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	331,106
Interest[2]	2,433
Securities Lending—Net	262
Total Income	333,801
Expenses
The Vanguard Group—Note C
Investment Advisory Services	183
Management and Administrative—ETF Shares[3]	9,194
Management and Administrative—Institutional Shares[3]	728
Marketing and Distribution—ETF Shares	789
Marketing and Distribution—Institutional Shares	51
Custodian Fees	170
Auditing Fees	33
Accounting Fees[3]	62
Shareholders’ Reports—ETF Shares[3]	380
Shareholders’ Reports—Institutional Shares[3]	2
Trustees’ Fees and Expenses	10
Other Expenses	14
Total Expenses	11,616
Net Investment Income	322,185
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	2,825,712
Futures Contracts	1,823
Swap Contracts	16,086
Realized Net Gain (Loss)	2,843,621
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,831,547
Futures Contracts	(210)
Swap Contracts	(2,405)
Change in Unrealized Appreciation (Depreciation)	1,828,932
Net Increase (Decrease) in Net Assets Resulting from Operations	4,994,738

1	Dividends are net of foreign withholding taxes of $165.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,380, ($8), and ($2), respectively. Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Includes $3,150,486 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Russell 1000 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	322,185	247,738
Realized Net Gain (Loss)	2,843,621	464,993
Change in Unrealized Appreciation (Depreciation)	1,828,932	524,075
Net Increase (Decrease) in Net Assets Resulting from Operations	4,994,738	1,236,806
Distributions
ETF Shares	(289,326)	(213,629)
Institutional Shares	(26,600)	(29,249)
Total Distributions	(315,926)	(242,878)
Capital Share Transactions
ETF Shares	4,337,938	3,307,482
Institutional Shares	(139,707)	(97,032)
Net Increase (Decrease) from Capital Share Transactions	4,198,231	3,210,450
Total Increase (Decrease)	8,877,043	4,204,378
Net Assets
Beginning of Period	15,013,555	10,809,177
End of Period	23,890,598	15,013,555

See accompanying Notes, which are an integral part of the Financial Statements.
17

Russell 1000 Value Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$88.47	$82.60	$69.71	$65.70	$71.54
Investment Operations
Net Investment Income[1]	1.713	1.653	1.615	1.523	1.415
Net Realized and Unrealized Gain (Loss) on Investments	24.165	5.877	12.848	3.964	(5.875)
Total from Investment Operations	25.878	7.530	14.463	5.487	(4.460)
Distributions
Dividends from Net Investment Income	(1.718)	(1.660)	(1.573)	(1.477)	(1.380)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.718)	(1.660)	(1.573)	(1.477)	(1.380)
Net Asset Value, End of Period	$112.63	$88.47	$82.60	$69.71	$65.70
Total Return	29.63%	9.27%	21.06%	8.55%	-6.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,192	$13,556	$9,349	$6,760	$5,980
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.74%	1.98%	2.19%	2.27%	2.02%
Portfolio Turnover Rate[3]	27%	17%	17%	15%	14%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Russell 1000 Value Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$345.56	$322.65	$272.26	$256.61	$279.40
Investment Operations
Net Investment Income[1]	6.736	6.485	6.312	5.952	5.555
Net Realized and Unrealized Gain (Loss) on Investments	94.411	22.934	50.244	15.489	(22.930)
Total from Investment Operations	101.147	29.419	56.556	21.441	(17.375)
Distributions
Dividends from Net Investment Income	(6.747)	(6.509)	(6.166)	(5.791)	(5.415)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.747)	(6.509)	(6.166)	(5.791)	(5.415)
Net Asset Value, End of Period	$439.96	$345.56	$322.65	$272.26	$256.61
Total Return	29.65%	9.28%	21.09%	8.55%	-6.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,698	$1,458	$1,460	$1,405	$1,608
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.76%	1.99%	2.20%	2.27%	2.03%
Portfolio Turnover Rate[3]	27%	17%	17%	15%	14%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Russell 1000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
20

Russell 1000 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $496,000, representing less than 0.01% of the fund’s net assets and 0.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
21

Russell 1000 Value Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	23,837,760	—	—	23,837,760
Temporary Cash Investments	36,530	—	—	36,530
Total	23,874,290	—	—	23,874,290

Derivative Financial Instruments
Assets
Swap Contracts	—	142	—	142
Liabilities
Futures Contracts[1]	(193)	—	—	(193)
Swap Contracts	—	(2,547)	—	(2,547)
Total	(193)	(2,547)	—	(2,740)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	3,167,332
Total Distributable Earnings (Loss)	(3,167,332)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	51,351
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	4,042,774
Capital Loss Carryforwards	(1,680,660)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	2,413,465
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	315,926	242,878
Long-Term Capital Gains	—	—
Total	315,926	242,878

*	Includes short-term capital gains, if any.
22

Russell 1000 Value Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	19,831,519
Gross Unrealized Appreciation	4,499,139
Gross Unrealized Depreciation	(456,368)
Net Unrealized Appreciation (Depreciation)	4,042,771
F.
During the year ended August 31, 2026, the fund purchased $5,021,095,000 of investment securities and sold $5,230,225,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $10,853,801,000 and $6,425,128,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $3,731,433,000 and sales were $1,062,470,000, resulting in net realized loss of $49,220,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital share transactions for each class of shares were:

	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	10,976,194	109,300	5,204,394	62,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,638,256)	(65,500)	(1,896,912)	(22,550)
Net Increase (Decrease)—ETF Shares	4,337,938	43,800	3,307,482	40,050
Institutional Shares
Issued	357,730	956	254,046	777
Issued in Lieu of Cash Distributions	21,497	58	25,748	80
Redeemed	(518,934)	(1,372)	(376,826)	(1,164)
Net Increase (Decrease)—Institutional Shares	(139,707)	(358)	(97,032)	(307)
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
23

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Russell 1000 Value Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Russell 1000 Value Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
24

Tax information (unaudited)
For corporate shareholders, 91.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $257,325,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates $20,985,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $1,234,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Q18490 102026
25

Financial Statements
For the year ended August 31, 2026
Vanguard Russell 1000 Growth Index Fund

Russell 1000 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (0.5%)
	Anglogold Ashanti plc (XNYS)	745,100	83,690
	Fastenal Co.	1,531,299	75,508
	Carpenter Technology Corp.	78,857	37,569
	Solstice Advanced Materials Inc.	259,226	16,432
	Southern Copper Corp.	34,911	7,292
*	Almonty Industries Inc.	336,003	5,981
[1]	Aura Minerals Inc.	66,339	5,545
*	RBC Bearings Inc.	9,125	4,510
	Steel Dynamics Inc.	18,042	4,197
	Hexcel Corp.	21,077	1,953
	Hecla Mining Co.	55,684	1,106
			243,783
Consumer Discretionary (10.1%)
*	Tesla Inc.	4,764,649	1,753,153
*	Netflix Inc.	6,842,988	554,624
	Home Depot Inc.	1,204,218	394,779
*	Amazon.com Inc.	1,322,540	343,556
	Costco Wholesale Corp.	316,465	298,708
	Booking Holdings Inc.	1,262,494	251,350
*	Spotify Technology SA	257,584	140,028
*	Airbnb Inc. Class A	674,277	123,541
	Hilton Worldwide Holdings Inc.	363,861	115,082
	TJX Cos. Inc.	823,684	110,300
	Starbucks Corp.	1,022,625	108,654
	Ross Stores Inc.	449,136	102,646
	Marriott International Inc. Class A	265,650	90,789
*	Carvana Co.	1,130,562	83,051
*	Chipotle Mexican Grill Inc.	2,081,765	79,169
*	Take-Two Interactive Software Inc.	298,896	65,667
	Walmart Inc.	614,739	64,468
	Royal Caribbean Cruises Ltd.	232,586	62,505
	Expedia Group Inc.	186,104	59,017
*	Live Nation Entertainment Inc.	260,614	46,882
*	Roblox Corp. Class A	1,035,303	42,748
	Tapestry Inc.	329,906	40,707
	Darden Restaurants Inc.	186,862	40,037
*	Coupang Inc.	2,030,659	32,612
*	Burlington Stores Inc.	102,113	26,525
	Restaurant Brands International Inc.	320,599	24,968
*	Viking Holdings Ltd.	288,794	24,877
*	Uber Technologies Inc.	315,013	23,831
	Yum! Brands Inc.	134,780	20,663
	Las Vegas Sands Corp.	449,665	19,700
*	DraftKings Inc. Class A	776,647	18,865
	Rollins Inc.	482,963	17,420
	eBay Inc.	158,609	16,426
*	American Airlines Group Inc.	1,064,602	14,298
	Murphy USA Inc.	27,487	14,167
	Ralph Lauren Corp.	38,644	13,406
*	Cava Group Inc.	164,170	10,794
*	AutoZone Inc.	3,582	10,715
*	NVR Inc.	1,688	10,660
*	On Holding AG Class A	368,103	10,491
	Hyatt Hotels Corp. Class A	60,958	10,178
	Wynn Resorts Ltd.	104,979	9,582
*	Dutch Bros Inc. Class A	191,374	9,351
*	Chewy Inc. Class A	379,513	9,032
*	Five Below Inc.	35,328	8,720
*	Ulta Beauty Inc.	15,525	8,338
1

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	Wyndham Hotels & Resorts Inc.	108,697	8,007
	Estee Lauder Cos. Inc. Class A	72,249	7,391
	TKO Group Holdings Inc.	38,801	7,085
	Texas Roadhouse Inc.	34,379	6,725
*	Planet Fitness Inc. Class A	128,433	6,627
	Vail Resorts Inc.	47,004	6,435
*	Etsy Inc.	75,849	6,169
*	Valvoline Inc.	187,059	5,997
	Williams-Sonoma Inc.	24,413	5,572
	Hasbro Inc.	57,569	5,417
*	Madison Square Garden Sports Corp.	14,065	5,411
	Delta Air Lines Inc.	65,285	5,092
	Wingstop Inc.	44,127	4,831
	Choice Hotels International Inc.	46,135	4,768
*	SharkNinja Inc.	20,206	3,889
	Somnigroup International Inc.	54,715	3,543
*	United Airlines Holdings Inc.	31,156	3,365
*	Rivian Automotive Inc. Class A	203,770	3,273
*	Trade Desk Inc. Class A	197,383	2,708
	Southwest Airlines Co.	67,981	2,619
	Travel & Leisure Co.	28,122	1,934
*	Deckers Outdoor Corp.	18,343	1,597
*	Grand Canyon Education Inc.	10,603	1,571
	H&R Block Inc.	29,881	1,543
	Churchill Downs Inc.	16,587	1,451
*	Lyft Inc. Class A	84,932	1,435
*	Amer Sports Inc.	45,721	1,397
*	Avis Budget Group Inc.	8,832	1,303
*	Alaska Air Group Inc.	27,760	1,147
	Domino's Pizza Inc.	2,452	839
	U-Haul Holding Co.	8,582	512
*	Jersey Mike's Subs Inc. Class A	3,238	69
*	U-Haul Holding Co. (XNYS)	951	64
			5,456,866
Consumer Staples (1.1%)
	McKesson Corp.	187,535	166,029
	Cencora Inc.	304,591	98,566
	Coca-Cola Co.	728,075	64,558
	Colgate-Palmolive Co.	559,706	50,273
*	Monster Beverage Corp.	1,042,924	47,891
	Cardinal Health Inc.	174,745	40,999
	Casey's General Stores Inc.	53,112	39,951
	PepsiCo Inc.	262,783	36,879
	Sysco Corp.	370,744	30,060
	Kimberly-Clark Corp.	172,703	18,643
*	Celsius Holdings Inc.	278,954	8,773
	Hershey Co.	24,495	4,316
	Coca-Cola Consolidated Inc.	11,262	2,203
			609,141
Energy (0.6%)
	Targa Resources Corp.	345,852	101,559
	Marathon Petroleum Corp.	244,531	91,288
	Texas Pacific Land Corp.	96,101	35,974
	Valero Energy Corp.	57,884	20,776
	TechnipFMC plc	253,674	19,825
	Phillips 66	39,940	9,848
	Cheniere Energy Inc.	23,362	6,815
	Permian Resources Corp. Class A	159,371	3,712
*	First Solar Inc.	8,786	1,774
*	Solv Energy Inc. Class A	63,775	1,628
	Matador Resources Co.	18,550	1,076
			294,275
Financials (1.3%)
	Blackstone Inc.	959,326	137,414
*	Robinhood Markets Inc. Class A	1,037,182	108,707
*	NU Holdings Ltd. Class A	5,652,903	82,250
	Moody's Corp.	113,091	57,070
	Citigroup Inc. (XNYS)	430,543	56,668
	Ares Management Corp. Class A	321,790	46,071
2

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	Bank of America Corp. (XNYS)	734,217	45,477
	Brookfield Asset Management Ltd. Class A	579,305	29,834
	Interactive Brokers Group Inc. Class A	282,553	27,489
	KKR & Co. Inc.	243,618	26,730
	Charles Schwab Corp.	202,305	22,217
	LPL Financial Holdings Inc.	46,351	17,156
	Equitable Holdings Inc.	245,470	12,305
	Bank of New York Mellon Corp.	69,601	11,225
	Ameriprise Financial Inc.	12,999	7,190
*,1	Freedom Holding Corp.	25,182	4,407
*	SoFi Technologies Inc.	242,149	4,330
	MSCI Inc.	6,005	3,427
	Northern Trust Corp.	15,724	2,918
	Western Alliance Bancorp	31,740	2,480
	Ally Financial Inc.	45,625	1,926
	Pinnacle Financial Partners Inc.	14,935	1,493
	Tradeweb Markets Inc. Class A	13,656	1,471
	Popular Inc.	7,775	1,308
	Ryan Specialty Holdings Inc.	26,971	1,138
	Lazard Inc.	25,514	1,103
*	Chime Financial Inc. Class A	22,878	757
	Morningstar Inc.	2,021	442
*	Credit Acceptance Corp.	543	326
	UWM Holdings Corp.	66,230	96
*	Bullish	2,017	69
			715,494
Health Care (5.0%)
	Eli Lilly & Co.	1,302,230	1,506,329
	Amgen Inc.	622,728	267,698
*	Intuitive Surgical Inc.	574,811	216,623
*	Natera Inc.	222,679	71,694
*	Revolution Medicines Inc.	311,959	64,129
*	IDEXX Laboratories Inc.	108,210	60,239
	AbbVie Inc.	230,336	59,063
*	Dexcom Inc.	625,426	56,951
*	Alnylam Pharmaceuticals Inc.	217,475	52,344
*	Insmed Inc.	349,659	42,596
	Zoetis Inc.	539,895	41,626
*	Guardant Health Inc.	184,407	29,324
*	Medpace Holdings Inc.	37,689	22,387
*	Neurocrine Biosciences Inc.	138,820	21,382
*	Halozyme Therapeutics Inc.	191,420	20,384
*	Ascendis Pharma A/S	76,530	20,130
*	Penumbra Inc.	62,259	20,116
*	Bridgebio Pharma Inc.	260,315	19,938
*	Corcept Therapeutics Inc.	154,607	17,525
*	Insulet Corp.	112,713	16,756
*	Madrigal Pharmaceuticals Inc.	29,309	15,828
*	Ionis Pharmaceuticals Inc.	252,663	15,251
*	Axsome Therapeutics Inc.	70,207	13,938
*	Arrowhead Pharmaceuticals Inc.	138,621	11,421
*	Tempus AI Inc. Class A	176,150	11,106
*	Exelixis Inc.	103,467	5,653
*	Caris Life Sciences Inc.	181,003	4,614
*	Centene Corp.	64,900	4,176
*	Summit Therapeutics Inc. (XNMS)	221,431	3,016
*	DaVita Inc.	2,838	500
*	Viking Therapeutics Inc.	13,310	436
			2,713,173
Industrials (10.6%)
	Visa Inc. Class A (XNYS)	2,547,946	966,614
	Mastercard Inc. Class A	1,317,471	776,399
	Caterpillar Inc. (XNYS)	740,896	590,842
	General Electric Co.	1,684,672	565,561
	GE Vernova Inc.	438,968	394,426
	Lockheed Martin Corp.	331,224	185,893
*	Boeing Co.	802,807	166,807
	Trane Technologies plc	360,393	160,159
	Howmet Aerospace Inc.	649,344	159,057
3

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	Quanta Services Inc.	243,413	147,774
	Cintas Corp.	555,950	112,185
*	Bloom Energy Corp. Class A	437,656	90,288
	Comfort Systems USA Inc.	56,772	87,748
	American Express Co.	251,988	83,199
	WW Grainger Inc.	60,948	79,811
*	Axon Enterprise Inc.	125,922	71,342
	Automatic Data Processing Inc.	239,697	68,592
	Rockwell Automation Inc.	150,887	64,041
	Cummins Inc.	102,113	57,633
*	Rocket Lab Corp.	875,959	55,991
	TransDigm Group Inc.	46,073	53,986
	EMCOR Group Inc.	72,042	52,918
*	Keysight Technologies Inc.	158,766	51,234
*	ATI Inc.	220,774	45,082
	Eaton Corp. plc	98,132	39,437
	Illinois Tool Works Inc.	136,635	37,625
*	XPO Inc.	185,680	36,020
*	Fair Isaac Corp.	30,289	34,748
*	Affirm Holdings Inc.	456,624	33,996
	Sherwin-Williams Co.	99,650	33,762
	Woodward Inc.	96,846	32,910
	FTAI Aviation Ltd.	165,496	31,461
	HEICO Corp. Class A	123,574	30,173
	CH Robinson Worldwide Inc.	176,718	26,448
*	MasTec Inc.	101,085	24,238
	United Rentals Inc.	23,339	24,226
*	Sterling Infrastructure Inc.	49,030	23,047
	HEICO Corp.	68,961	22,836
	BWX Technologies Inc.	141,284	21,516
	3M Co.	118,720	20,400
	Union Pacific Corp.	65,619	19,730
	Curtiss-Wright Corp.	30,695	17,881
	nVent Electric plc	106,719	16,088
*	Corpay Inc.	38,404	15,527
*	Modine Manufacturing Co.	84,768	15,125
	Old Dominion Freight Line Inc.	63,633	12,724
*	Planet Labs PBC	454,892	9,030
	Johnson Controls International plc	64,126	8,865
*	IES Holdings Inc.	28,512	8,639
	Powell Industries Inc.	47,105	8,466
	AAON Inc.	110,980	8,431
*	Forgent Power Solutions Inc. Class A	270,190	8,252
*	Everus Construction Group Inc.	71,434	8,224
*	Vicor Corp.	40,103	7,526
	Lennox International Inc.	15,177	5,807
	Lincoln Electric Holdings Inc.	20,332	5,718
*	Dycom Industries Inc.	19,254	5,607
*	Karman Holdings Inc.	111,771	4,633
	Ferguson Enterprises Inc.	15,715	3,528
	UL Solutions Inc. Class A	44,319	3,303
	Booz Allen Hamilton Holding Corp.	43,498	3,291
	Landstar System Inc.	17,876	3,229
	Armstrong World Industries Inc.	17,789	3,070
	Allison Transmission Holdings Inc.	19,462	2,446
	MKS Inc.	9,534	2,443
	Carlisle Cos. Inc.	6,501	2,253
*,1	Shift4 Payments Inc. Class A	34,445	1,456
*	ExlService Holdings Inc.	37,060	1,411
*	Kratos Defense & Security Solutions Inc.	21,015	1,071
*	WEX Inc.	4,187	798
*	Paylocity Holding Corp.	4,801	769
	Primoris Services Corp.	4,945	357
			5,776,123
Real Estate (0.4%)
	Simon Property Group Inc.	521,154	110,651
	American Tower Corp.	491,811	86,411
	Public Storage	29,325	9,003
*	CBRE Group Inc. Class A	44,789	6,531
4

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	Lamar Advertising Co. Class A	31,075	4,631
*	CoStar Group Inc.	69,786	2,238
*	Jones Lang LaSalle Inc.	4,142	1,515
			220,980
Technology (68.5%)
	NVIDIA Corp.	38,048,578	8,400,365
	Apple Inc.	12,775,673	4,047,972
	Alphabet Inc. Class A	9,503,249	3,224,928
	Microsoft Corp.	6,058,934	3,073,637
	Broadcom Inc.	7,587,954	2,810,123
	Alphabet Inc. Class C	7,755,784	2,601,367
	Micron Technology Inc.	1,838,598	1,762,719
	Meta Platforms Inc. Class A	2,933,331	1,678,863
*	Advanced Micro Devices Inc.	2,652,983	1,248,812
*	Palantir Technologies Inc. Class A	3,621,842	675,039
	Lam Research Corp.	2,038,547	614,601
	Applied Materials Inc.	1,293,001	592,699
*	Palo Alto Networks Inc.	1,315,062	502,525
	Oracle Corp.	2,795,438	416,856
	Texas Instruments Inc.	1,483,098	386,955
*	Crowdstrike Holdings Inc. Class A	1,636,957	378,137
	KLA Corp.	2,133,478	374,319
*	Sandisk Corp.	237,355	371,864
	Amphenol Corp. Class A	2,000,399	317,163
	Marvell Technology Inc.	1,422,748	301,139
	Western Digital Corp.	551,295	248,386
*	ServiceNow Inc.	1,673,366	247,641
	Corning Inc.	1,289,515	191,790
*	Snowflake Inc.	546,242	181,041
*	Fortinet Inc.	988,506	168,965
	Vertiv Holdings Co. Class A	625,643	161,866
*	Cloudflare Inc. Class A	515,372	157,245
*	Cadence Design Systems Inc.	449,649	152,332
*	DoorDash Inc. Class A	611,257	141,653
*	Adobe Inc.	458,833	134,342
*	Datadog Inc. Class A	535,630	126,966
*	AppLovin Corp. Class A	391,461	122,159
	Monolithic Power Systems Inc.	76,983	97,597
	Teradyne Inc.	255,460	89,368
*	Autodesk Inc.	344,004	88,935
*	Astera Labs Inc.	249,793	74,183
	Microchip Technology Inc.	865,890	63,600
*	Credo Technology Group Holding Ltd.	268,729	60,784
*	Atlassian Corp. Ltd. Class A	275,195	53,435
*	MongoDB Inc.	115,916	52,553
	Jabil Inc.	170,043	51,907
	Intuit Inc.	138,809	49,874
*	CoreWeave Inc. Class A	567,214	48,151
*	Everpure Inc. Class A	438,875	40,793
*	Zscaler Inc.	171,618	32,330
*	Reddit Inc. Class A	217,644	32,170
*	MACOM Technology Solutions Holdings Inc.	109,010	28,760
*	Toast Inc. Class A	778,954	26,554
	Dell Technologies Inc. Class C	57,921	26,413
*	Lattice Semiconductor Corp.	222,001	25,606
*	Fabrinet	58,294	24,071
*	Samsara Inc. Class A	563,898	23,035
*	Manhattan Associates Inc.	95,106	21,227
	NetApp Inc. (XNGS)	114,049	21,132
*	Gartner Inc.	106,170	21,033
*	GoDaddy Inc. Class A	214,585	21,004
	Analog Devices Inc.	56,774	20,560
*	SiTime Corp.	36,206	20,472
*	Semtech Corp.	151,104	20,091
*	HubSpot Inc.	71,394	18,659
*	TTM Technologies Inc.	143,205	17,030
*	Coherent Corp.	60,184	16,721
	Advanced Energy Industries Inc.	58,174	16,106
*	Rubrik Inc. Class A	171,638	15,969
5

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Rambus Inc.	175,144	15,183
*	Guidewire Software Inc.	71,908	14,723
*	DigitalOcean Holdings Inc.	132,309	14,645
*	FormFactor Inc.	126,390	12,716
*	Procore Technologies Inc.	198,156	12,428
*	Appfolio Inc. Class A	38,436	9,002
*	Terawulf Inc.	589,145	8,914
*	Twilio Inc. Class A	35,923	8,464
*	SentinelOne Inc. Class A	356,138	7,871
*	Allegro MicroSystems Inc.	202,488	7,340
*	Elastic NV	75,214	7,337
*	Maplebear Inc.	117,670	5,945
*	Sanmina Corp.	26,926	5,297
*	Workday Inc. Class A	24,904	4,917
	Entegris Inc.	35,033	4,740
*	Dynatrace Inc.	84,688	4,623
*	Onto Innovation Inc.	15,669	4,187
*	Figure Technology Solutions Inc. Class A	106,965	3,924
*	Super Micro Computer Inc. (XNGS)	84,901	3,165
	Gen Digital Inc. (XNGS)	81,710	2,533
*	ON Semiconductor Corp.	33,671	2,495
*,1	IREN Ltd.	65,191	2,420
	Bentley Systems Inc. Class B	53,431	1,964
	Pegasystems Inc.	42,176	1,552
*	Docusign Inc.	19,696	1,305
*	Klaviyo Inc. Class A	59,033	1,215
	RingCentral Inc. Class A	12,649	881
*	Cerebras Systems Inc. Class A	1,673	308
*	Kyndryl Holdings Inc.	20,002	269
*	NIQ Global Intelligence plc	11,525	220
			37,205,175
Telecommunications (1.5%)
*	Arista Networks Inc.	1,703,289	333,317
*	Space Exploration Technologies Corp. Class A	780,046	112,085
*	Lumentum Holdings Inc.	115,945	106,062
*	Ciena Corp.	229,439	87,829
	Motorola Solutions Inc.	102,722	49,851
*	Roku Inc.	200,940	31,533
*,1	AST SpaceMobile Inc.	391,763	23,153
*	EchoStar Corp. Class A	193,234	16,703
*	Viavi Solutions Inc.	377,105	13,685
*	Applied Optoelectronics Inc.	125,757	13,543
*	Globalstar Inc.	84,034	6,853
	Ubiquiti Inc.	6,820	4,024
	Iridium Communications Inc.	47,490	2,231
			800,869
Utilities (0.3%)
	Vistra Corp.	548,610	75,363
	NRG Energy Inc.	331,577	36,513
	Waste Management Inc.	164,538	36,021
*	Talen Energy Corp.	51,387	15,198
	Constellation Energy Corp.	35,053	9,631
*	Clean Harbors Inc.	15,575	4,910
			177,636
Total Common Stocks (Cost $37,966,347)			54,213,515
6

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 3.731% (Cost $69,551)	695,578	69,551
Total Investments (100.0%) (Cost $38,035,898)			54,283,066
Other Assets and Liabilities—Net (0.0%)			(1,483)
Net Assets (100%)			54,281,583
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,719.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $16,024 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2026	23	13,576	111
E-mini S&P 500 Index	September 2026	4	1,540	(5)
				106

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/31/2027	BANA	55,700	(3.620)	—	(628)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Russell 1000 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $37,966,347)	54,213,515
Affiliated Issuers (Cost $69,551)	69,551
Total Investments in Securities	54,283,066
Investment in Vanguard	1,107
Cash	2
Cash Collateral Pledged—Futures Contracts	1,075
Cash Collateral Pledged—Over-the-Counter Swap Contracts	560
Receivables for Accrued Income	17,038
Receivables for Capital Shares Issued	415
Variation Margin Receivable—Futures Contracts	5
Total Assets	54,303,268
Liabilities
Payables for Investment Securities Purchased	230
Collateral for Securities on Loan	16,024
Payables for Capital Shares Redeemed	3,417
Payables to Vanguard	1,386
Unrealized Depreciation—Over-the-Counter Swap Contracts	628
Total Liabilities	21,685
Net Assets	54,281,583
1 Includes $15,719 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	40,746,850
Total Distributable Earnings (Loss)	13,534,733
Net Assets	54,281,583

ETF Shares—Net Assets
Applicable to 363,381,844 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	45,911,167
Net Asset Value Per Share—ETF Shares	$126.34

Institutional Shares—Net Assets
Applicable to 8,612,685 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,370,416
Net Asset Value Per Share—Institutional Shares	$971.87

See accompanying Notes, which are an integral part of the Financial Statements.
8

Russell 1000 Growth Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	252,504
Interest[2]	2,550
Securities Lending—Net	317
Total Income	255,371
Expenses
The Vanguard Group—Note C
Investment Advisory Services	473
Management and Administrative—ETF Shares[3]	21,674
Management and Administrative—Institutional Shares[3]	4,259
Marketing and Distribution—ETF Shares	1,671
Marketing and Distribution—Institutional Shares	250
Custodian Fees	84
Auditing Fees	33
Accounting Fees[3]	74
Shareholders’ Reports—ETF Shares[3]	820
Shareholders’ Reports—Institutional Shares[3]	15
Trustees’ Fees and Expenses	26
Other Expenses	89
Total Expenses	29,468
Net Investment Income	225,903
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	4,089,465
Futures Contracts	8,930
Swap Contracts	4,353
Realized Net Gain (Loss)	4,102,748
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	474,660
Futures Contracts	135
Swap Contracts	(582)
Change in Unrealized Appreciation (Depreciation)	474,213
Net Increase (Decrease) in Net Assets Resulting from Operations	4,802,864

1	Dividends are net of foreign withholding taxes of $217.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,431, ($2), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Includes $5,361,767 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Russell 1000 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	225,903	186,564
Realized Net Gain (Loss)	4,102,748	1,867,784
Change in Unrealized Appreciation (Depreciation)	474,213	5,115,924
Net Increase (Decrease) in Net Assets Resulting from Operations	4,802,864	7,170,272
Distributions
ETF Shares	(183,023)	(137,302)
Institutional Shares	(42,142)	(44,014)
Total Distributions	(225,165)	(181,316)
Capital Share Transactions
ETF Shares	10,812,468	4,166,802
Institutional Shares	(1,060,174)	(680,076)
Net Increase (Decrease) from Capital Share Transactions	9,752,294	3,486,726
Total Increase (Decrease)	14,329,993	10,475,682
Net Assets
Beginning of Period	39,951,590	29,475,908
End of Period	54,281,583	39,951,590

See accompanying Notes, which are an integral part of the Financial Statements.
10

Russell 1000 Growth Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$114.62	$94.09	$72.51	$60.05	$74.77
Investment Operations
Net Investment Income[1]	.576	.559	.550	.578	.523
Net Realized and Unrealized Gain (Loss) on Investments	11.725	20.519	21.619	12.437	(14.754)
Total from Investment Operations	12.301	21.078	22.169	13.015	(14.231)
Distributions
Dividends from Net Investment Income	(.581)	(.548)	(.589)	(.555)	(.489)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.581)	(.548)	(.589)	(.555)	(.489)
Net Asset Value, End of Period	$126.34	$114.62	$94.09	$72.51	$60.05
Total Return	10.76%	22.48%	30.70%	21.87%	-19.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45,911	$31,309	$21,759	$13,652	$7,311
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.47%	0.55%	0.66%	0.92%	0.77%
Portfolio Turnover Rate[3]	27%	10%	11%	14%	13%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Russell 1000 Growth Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$881.67	$723.75	$557.73	$461.93	$575.10
Investment Operations
Net Investment Income[1]	4.507	4.373	4.222	4.482	4.036
Net Realized and Unrealized Gain (Loss) on Investments	90.250	157.827	166.387	95.622	(113.399)
Total from Investment Operations	94.757	162.200	170.609	100.104	(109.363)
Distributions
Dividends from Net Investment Income	(4.557)	(4.280)	(4.589)	(4.304)	(3.807)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.557)	(4.280)	(4.589)	(4.304)	(3.807)
Net Asset Value, End of Period	$971.87	$881.67	$723.75	$557.73	$461.93
Total Return	10.78%	22.49%	30.72%	21.86%	-19.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,370	$8,643	$7,717	$3,713	$2,754
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.48%	0.56%	0.65%	0.94%	0.77%
Portfolio Turnover Rate[3]	27%	10%	11%	14%	13%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Russell 1000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
13

Russell 1000 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,107,000, representing less than 0.01% of the fund’s net assets and 0.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
14

Russell 1000 Growth Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	54,213,515	—	—	54,213,515
Temporary Cash Investments	69,551	—	—	69,551
Total	54,283,066	—	—	54,283,066

Derivative Financial Instruments
Assets
Futures Contracts[1]	111	—	—	111
Liabilities
Futures Contracts[1]	(5)	—	—	(5)
Swap Contracts	—	(628)	—	(628)
Total	(5)	(628)	—	(633)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	5,364,614
Total Distributable Earnings (Loss)	(5,364,614)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	32,921
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	16,174,411
Capital Loss Carryforwards	(2,672,599)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	13,534,733
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	225,165	181,316
Long-Term Capital Gains	—	—
Total	225,165	181,316

*	Includes short-term capital gains, if any.
15

Russell 1000 Growth Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	38,108,654
Gross Unrealized Appreciation	17,503,187
Gross Unrealized Depreciation	(1,328,775)
Net Unrealized Appreciation (Depreciation)	16,174,412
F.
During the year ended August 31, 2026, the fund purchased $12,756,018,000 of investment securities and sold $12,873,092,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $19,039,817,000 and $9,174,290,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $2,354,268,000 and sales were $4,181,950,000, resulting in net realized loss of $241,450,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital share transactions for each class of shares were:

	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	19,995,232	165,200	8,465,815	83,075
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,182,764)	(74,975)	(4,299,013)	(41,175)
Net Increase (Decrease)—ETF Shares	10,812,468	90,225	4,166,802	41,900
Institutional Shares
Issued	913,085	1,008	835,979	1,072
Issued in Lieu of Cash Distributions	39,757	43	41,465	54
Redeemed	(2,013,016)	(2,240)	(1,557,520)	(1,986)
Net Increase (Decrease)—Institutional Shares	(1,060,174)	(1,189)	(680,076)	(860)
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
16

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Russell 1000 Growth Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Russell 1000 Growth Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
17

Tax information (unaudited)
For corporate shareholders, 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $193,560,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $1,261,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Q18500 102026
18

Financial Statements
For the year ended August 31, 2026
Vanguard Russell 2000 Index Fund

Russell 2000 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (4.0%)
	SSR Mining Inc. (XTSE)	1,269,144	47,733
	Commercial Metals Co.	648,468	43,752
*	Uranium Energy Corp.	2,844,442	34,816
	Sensient Technologies Corp.	247,925	33,455
	Balchem Corp.	188,513	33,158
	Materion Corp.	120,663	28,486
	UFP Industries Inc.	329,373	27,839
*	Perimeter Solutions Inc.	874,369	26,668
	Cabot Corp.	300,341	24,841
	Avient Corp.	536,958	23,658
*,1	Energy Fuels Inc.	1,502,889	22,168
*	Constellium SE	778,746	20,582
*	USA Rare Earth Inc.	1,116,657	19,899
	Ashland Inc.	267,089	19,586
*	Century Aluminum Co.	403,345	18,461
*	Novagold Resources Inc.	2,004,125	17,236
	Kaiser Aluminum Corp.	95,074	15,096
*	Ingevity Corp.	205,072	14,209
	Chemours Co.	883,623	13,749
	Hawkins Inc.	113,223	13,617
	Innospec Inc.	145,015	13,611
	Quaker Chemical Corp.	80,144	13,288
	Minerals Technologies Inc.	180,858	12,826
*	Perpetua Resources Corp.	494,511	12,333
	Huntsman Corp.	966,054	9,255
	FMC Corp.	731,338	8,432
	Stepan Co.	126,360	7,911
*	Ivanhoe Electric Inc.	698,044	7,720
*	Hycroft Mining Holding Corp. Class A	313,580	7,347
	Sylvamo Corp.	194,896	7,001
	Worthington Steel Inc.	191,838	6,609
	Ryerson Holding Corp.	260,382	6,525
*	Ecovyst Inc.	634,303	6,451
*,1	McEwen Mining Inc.	300,410	6,056
*	NWPX Infrastructure Inc.	55,002	6,046
	Koppers Holdings Inc.	104,998	4,816
*	Compass Minerals International Inc.	184,498	4,587
[1]	Elemental Royalty Corp.	205,070	4,413
*	Metallus Inc.	211,376	4,126
*	Dakota Gold Corp.	671,960	4,086
	Mativ Holdings Inc.	316,749	3,766
*,1	US Antimony Corp.	769,845	3,749
*	LSB Industries Inc.	344,990	3,681
	Tronox Holdings plc	683,401	3,615
*	NioCorp Developments Ltd.	824,387	3,454
*,1	Ur-Energy Inc.	2,186,786	3,105
*	Rayonier Advanced Materials Inc.	357,751	3,073
*	Contango Silver & Gold Inc.	151,248	2,949
*	Idaho Strategic Resources Inc.	88,136	2,868
	Ferroglobe plc	695,776	2,860
*,1	Critical Metals Corp.	389,955	2,812
*,1	ASP Isotopes Inc.	669,465	2,691
	AdvanSix Inc.	154,036	2,589
*	Intrepid Potash Inc.	64,135	2,480
	Caledonia Mining Corp. plc	96,927	2,453
*	Magnera Corp.	194,008	2,437
	Orion SA	322,098	2,010
*	American Battery Technology Co.	744,409	2,010
[1]	Vox Royalty Corp.	358,617	1,971
*	Clearwater Paper Corp.	90,828	1,907
1

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*,1	Vista Gold Corp.	831,329	1,812
	Friedman Industries Inc.	39,466	1,707
*	Alto Ingredients Inc.	425,206	1,684
*,1	Encore Energy Corp.	1,119,651	1,400
*	Comstock Inc.	422,927	1,400
*	US Gold Corp.	82,187	1,299
*	Tredegar Corp.	159,479	1,226
*	Perma-Pipe International Holdings Inc.	42,729	1,172
*,1	Lifezone Metals Ltd.	223,745	1,036
*,1	Elmet Group Co.	57,436	943
*	Ampco-Pittsburgh Corp.	92,646	795
*	GrafTech International Ltd.	97,548	702
	Omega Flex Inc.	20,749	553
*	Sunshine Silver Mining & Refining Co.	19,830	348
*	Silver Bow Mining Corp.	30,548	269
	Valhi Inc.	14,103	264
*	US Goldmining Inc.	16,899	151
*	Rare Earths Americas Inc.	5,216	73
*	LanzaTech Global Inc.	9,006	57
*	Goldgroup Mining Inc.	1,073	4
			725,823
Consumer Discretionary (11.3%)
*	Brinker International Inc.	250,019	57,129
*	Abercrombie & Fitch Co. Class A	256,788	36,741
*	Life Time Group Holdings Inc.	842,103	35,385
*	Victoria's Secret & Co.	405,796	34,659
*	Frontdoor Inc.	411,841	33,306
	Cheesecake Factory Inc.	272,105	29,793
*	Champion Homes Inc.	320,482	28,609
	Rush Enterprises Inc. Class A	354,622	27,246
	Garrett Motion Inc.	1,003,801	27,052
*	Urban Outfitters Inc.	333,997	26,950
*	Boot Barn Holdings Inc.	178,865	26,942
	Meritage Homes Corp.	383,763	26,645
*	Laureate Education Inc.	703,236	26,392
*	Covista Inc.	197,982	26,199
	PriceSmart Inc.	151,561	25,767
*	Cavco Industries Inc.	45,206	25,276
	Kontoor Brands Inc.	319,352	24,082
*	Asbury Automotive Group Inc.	113,090	23,907
	Atmus Filtration Technologies Inc.	479,944	22,668
*	M/I Homes Inc.	147,878	22,006
*	OPENLANE Inc.	614,070	21,861
*	SkyWest Inc.	230,444	21,814
	Cinemark Holdings Inc.	612,530	21,812
*	Sphere Entertainment Co.	159,403	21,727
*	Stride Inc.	243,144	21,078
	Graham Holdings Co. Class B	18,334	20,697
	Polaris Inc.	314,713	20,312
	HNI Corp.	415,957	20,145
*	Dorman Products Inc.	155,513	20,038
	Dana Inc.	637,206	19,103
	KB Home	352,786	18,804
	Signet Jewelers Ltd.	228,348	18,788
	Group 1 Automotive Inc.	67,754	18,262
	Steven Madden Ltd.	421,649	18,207
*	Madison Square Garden Entertainment Corp.	229,335	17,817
*	Knowles Corp.	494,237	16,893
	Marriott Vacations Worldwide Corp.	161,945	16,884
	Harley-Davidson Inc.	605,658	16,716
	Academy Sports & Outdoors Inc.	375,238	16,120
	Visteon Corp.	154,654	15,747
*	Shake Shack Inc. Class A	227,405	15,666
	Red Rock Resorts Inc. Class A	276,574	15,532
	Newell Brands Inc.	2,473,464	15,459
	American Eagle Outfitters Inc.	913,889	15,198
*	Rush Street Interactive Inc.	583,485	15,031
	Advance Auto Parts Inc.	353,649	14,917
	Phinia Inc.	213,652	14,622
2

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	OneSpaWorld Holdings Ltd.	576,789	14,322
*	Atlanta Braves Holdings Inc. Class C	284,149	14,088
	LCI Industries	138,532	13,940
	Acushnet Holdings Corp.	160,863	13,897
*	Hilton Grand Vacations Inc.	326,071	13,829
*	IMAX Corp.	265,007	13,568
*	RH	90,454	13,491
*	Lionsgate Studios Corp.	1,143,655	12,958
*	Green Brick Partners Inc.	177,362	12,809
	Super Group SGHC Ltd.	943,690	12,778
*	Callaway Golf Co.	811,901	12,755
	Interface Inc.	336,177	12,748
*	Peloton Interactive Inc. Class A	2,351,884	12,606
	Interparfums Inc.	106,725	12,533
*	Penn Entertainment Inc.	743,366	12,422
	Perdoceo Education Corp.	365,872	12,162
	John Wiley & Sons Inc. Class A	226,964	11,891
	Kohl's Corp.	634,633	11,309
*	Sonos Inc.	698,664	10,899
*	Central Garden & Pet Co. Class A	289,546	10,774
*	Allegiant Travel Co.	140,348	10,673
	Strategic Education Inc.	126,984	10,519
	Worthington Enterprises Inc.	179,977	10,338
*	Goodyear Tire & Rubber Co.	1,623,198	10,177
*	Genius Sports Ltd.	1,369,627	10,163
	Century Communities Inc.	146,394	9,889
*	AMC Entertainment Holdings Inc. Class A	3,580,817	9,453
	Wolverine World Wide Inc.	477,409	9,419
*	SHARPLINK Inc.	1,081,478	9,333
*	Sally Beauty Holdings Inc.	558,966	9,156
*	Capri Holdings Ltd.	690,382	9,148
*	JetBlue Airways Corp.	1,961,429	9,023
	MillerKnoll Inc.	396,186	8,950
	PROG Holdings Inc.	227,654	8,680
*	Adient plc	456,119	8,653
*	Dauch Corp.	1,364,471	8,542
	Monarch Casino & Resort Inc.	70,402	8,480
*	Figs Inc. Class A	547,175	8,394
*	Six Flags Entertainment Corp.	557,492	8,390
*	Coursera Inc.	1,265,946	8,254
*	Arlo Technologies Inc.	624,027	8,206
	Buckle Inc.	186,940	7,964
*	National Vision Holdings Inc.	457,726	7,818
[1]	Wendy's Co.	934,760	7,759
*	Lindblad Expeditions Holdings Inc.	287,546	7,637
	La-Z-Boy Inc.	234,082	7,406
*	XPEL Inc.	147,222	7,252
	Cracker Barrel Old Country Store Inc.	130,550	7,212
*	GigaCloud Technology Inc. Class A	146,724	7,121
*	BJ's Restaurants Inc.	110,951	7,055
*	Gentherm Inc.	177,322	6,967
*	ACV Auctions Inc. Class A	983,272	6,912
	G-III Apparel Group Ltd.	211,437	6,891
*	Global Business Travel Group I	726,834	6,876
	Carter's Inc.	207,927	6,735
*	LGI Homes Inc.	119,917	6,708
*	RealReal Inc.	647,408	6,629
	Brightstar Lottery plc	564,817	6,365
*	TripAdvisor Inc.	656,437	6,249
*,1	Unusual Machines Inc.	262,791	6,220
*	QuinStreet Inc.	317,529	6,173
*	MarineMax Inc.	115,243	6,013
*	Coty Inc. Class A	2,080,678	5,930
	Winmark Corp.	17,547	5,838
*	Universal Technical Institute Inc.	275,658	5,825
	Upbound Group Inc.	317,430	5,809
*	Pursuit Attractions & Hospitality Inc.	120,759	5,796
*	Liquidity Services Inc.	137,255	5,721
*	Under Armour Inc. Class A	1,115,437	5,622
	Sonic Automotive Inc. Class A	70,127	5,515
3

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Revolve Group Inc.	242,232	5,382
*	Clear Channel Outdoor Holdings Inc.	2,251,496	5,336
*	Under Armour Inc. Class C	1,069,428	5,272
*	Stagwell Inc.	601,086	5,217
	Gold.com Inc.	114,810	5,163
*	Bloomin' Brands Inc.	495,413	5,103
*	Fox Factory Holding Corp.	245,528	5,016
*	USA TODAY Co. Inc.	788,645	4,961
*	Daily Journal Corp.	7,771	4,841
	Winnebago Industries Inc.	160,454	4,828
*	Beazer Homes USA Inc.	143,189	4,751
*	American Public Education Inc.	103,067	4,705
	Standard Motor Products Inc.	124,546	4,698
*	United Parks & Resorts Inc.	113,633	4,546
*	First Watch Restaurant Group Inc.	357,091	4,528
	Papa John's International Inc.	190,858	4,481
*	Lincoln Educational Services Corp.	173,645	4,369
*	Driven Brands Holdings Inc.	349,806	4,345
*	Sabre Corp.	1,960,183	4,254
*	Sweetgreen Inc. Class A	610,236	4,247
	Rush Enterprises Inc. Class B	53,767	4,180
*	Helen of Troy Ltd.	134,429	4,046
	Marcus Corp.	130,338	3,706
	Matthews International Corp. Class A	174,014	3,614
[1]	Ermenegildo Zegna NV	262,971	3,571
*,1	Lucid Group Inc.	734,422	3,562
*	MNTN Inc. Class A	269,178	3,540
*	Accel Entertainment Inc.	299,151	3,482
	Sinclair Inc.	243,092	3,428
*	Hovnanian Enterprises Inc. Class A	27,383	3,399
	Global Industrial Co.	86,080	3,366
	Scholastic Corp.	87,469	3,359
*,1	Oddity Tech Ltd. Class A	231,604	3,335
*	Eastman Kodak Co.	370,747	3,329
*	Corsair Gaming Inc.	272,957	3,316
	Smith & Wesson Brands Inc.	257,653	3,277
	Ethan Allen Interiors Inc.	136,708	3,233
*,1	XMAX Inc.	352,565	3,163
	Oxford Industries Inc.	81,596	3,124
*	Malibu Boats Inc. Class A	115,253	3,107
*	Cars.com Inc.	261,675	3,062
	Sturm Ruger & Co. Inc.	79,963	3,036
*,1	Newsmax Inc.	276,693	2,977
	Movado Group Inc.	88,036	2,969
	Entravision Communications Corp. Class A	368,420	2,944
	Carriage Services Inc.	82,168	2,765
*	Cooper-Standard Holdings Inc.	99,206	2,657
	Arhaus Inc.	303,324	2,642
*	El Pollo Loco Holdings Inc.	165,323	2,524
	Gray Media Inc.	509,680	2,487
*	MasterCraft Boat Holdings Inc.	105,667	2,460
	Dine Brands Global Inc.	72,262	2,390
	Caleres Inc.	191,401	2,331
*	AMC Global Media Inc.	182,447	2,297
*	Dream Finders Homes Inc. Class A	162,884	2,289
	Camping World Holdings Inc. Class A	353,643	2,285
*	Yesway Inc. Class A	91,405	2,277
*	Atlanta Braves Holdings Inc. Class A	40,807	2,245
*	Savers Value Village Inc.	216,198	2,233
	Haverty Furniture Cos. Inc.	79,510	2,168
*	Stitch Fix Inc. Class A	674,880	2,139
	Build-A-Bear Workshop Inc.	69,660	2,109
*	Latham Group Inc.	297,205	2,101
*	Central Garden & Pet Co.	48,128	2,069
*	Civeo Corp.	59,718	1,996
*	Citi Trends Inc.	28,894	1,967
*	Frontier Group Holdings Inc.	342,975	1,955
	Arko Corp.	426,410	1,944
*	iHeartMedia Inc. Class A	708,052	1,926
*	Bob's Discount Furniture Inc.	113,052	1,903
4

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	McGraw Hill Inc.	143,546	1,885
	Rocky Brands Inc.	41,668	1,884
*	Genesco Inc.	55,625	1,862
*	Starz Entertainment Corp.	69,814	1,848
*	Kura Sushi USA Inc. Class A	39,803	1,817
	Monro Inc.	143,679	1,790
*	Portillo's Inc. Class A	386,702	1,767
*	Boston Omaha Corp. Class A	126,281	1,741
*	Nexxen International Ltd.	174,474	1,701
*	Jack in the Box Inc.	102,941	1,700
	Cricut Inc. Class A	287,829	1,698
*	Neighborhood Intelligence Inc.	428,259	1,683
	Johnson Outdoors Inc. Class A	37,260	1,677
*,1	Hertz Global Holdings Inc.	736,669	1,672
*	Strattec Security Corp.	23,708	1,663
	Nathan's Famous Inc.	16,865	1,650
*	Funko Inc. Class A	244,660	1,644
*	ThredUP Inc. Class A	604,142	1,625
*	Krispy Kreme Inc.	462,356	1,581
	Weyco Group Inc.	35,152	1,574
*	Fossil Group Inc.	312,804	1,555
*	Biglari Holdings Inc. Class B	3,923	1,524
	Flexsteel Industries Inc.	19,095	1,519
*	Clean Energy Fuels Corp.	941,647	1,497
	Shoe Station Group Inc.	105,823	1,450
*	Legacy Housing Corp.	51,502	1,449
*,1	Falcon's Beyond Global Inc. Class A	161,205	1,441
*	Republic Airways Holdings Inc.	82,023	1,428
*	Petco Health & Wellness Co. Inc.	533,563	1,419
*	Dave & Buster's Entertainment Inc.	156,872	1,407
*	Zumiez Inc.	77,570	1,389
	JAKKS Pacific Inc.	53,647	1,347
*	Outdoor Holding Co.	620,564	1,340
	Hamilton Beach Brands Holding Co. Class A	41,981	1,319
*,1	Webtoon Entertainment Inc.	121,990	1,286
*	Lovesac Co.	82,101	1,280
*	Holley Inc.	447,566	1,280
	Barnes & Noble Education Inc.	95,523	1,156
	RCI Hospitality Holdings Inc.	38,680	1,127
*,1	Xponential Fitness Inc. Class A	205,153	1,118
*	Stoneridge Inc.	161,084	1,115
*	Turtle Beach Corp.	85,695	1,098
*	EW Scripps Co. Class A	331,331	1,097
	Designer Brands Inc. Class A	199,430	1,091
*	Reservoir Media Inc.	112,715	1,089
*,1	Vuzix Corp.	399,271	1,042
	Escalade Inc.	48,658	981
*	Black Rock Coffee Bar Inc. Class A	101,934	973
	National CineMedia Inc.	382,995	965
	Phoenix Education Partners Inc.	30,774	896
*	Motorcar Parts of America Inc.	75,091	873
*	Inspired Entertainment Inc.	145,994	851
*	OneWater Marine Inc. Class A	67,309	807
	J Jill Inc.	39,607	774
*,1	SES AI Corp.	1,448,637	753
	Playtika Holding Corp.	326,307	741
	Superior Group of Cos. Inc.	61,305	733
*	GoPro Inc. Class A	775,659	680
*	Lands' End Inc.	56,932	674
	Lifetime Brands Inc.	70,462	666
	CuriosityStream Inc.	242,473	650
*	Biglari Holdings Inc. Class A	328	642
*	Envela Corp.	39,707	548
*	Venu Holding Corp.	276,871	532
*,1	Bally's Corp.	58,935	528
*,1	Tron Inc.	298,467	522
*	RumbleON Inc. Class B	89,730	508
*,1	1-800-Flowers.com Inc. Class A	130,095	475
*	KinderCare Learning Cos. Inc.	177,051	446
*	Torrid Holdings Inc.	196,825	433
5

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Thryv Holdings Inc.	196,579	375
*	Lee Enterprises Inc.	37,768	302
	CompX International Inc.	8,913	284
*	Reformation Inc.	14,231	204
*	Rent the Runway Inc. Class A	47,511	169
*,1	Neutron Holdings Inc.	3,945	159
*,1	Wheels Up Experience Inc.	31,102	137
*,1	flyExclusive Inc.	80,967	95
*,1	Livewire Group Inc.	72,379	88
			2,040,757
Consumer Staples (1.6%)
*	Chefs' Warehouse Inc.	214,079	24,077
	Cal-Maine Foods Inc.	251,593	19,856
	WD-40 Co.	78,793	16,874
*	Vita Coco Co. Inc.	282,463	16,585
*	United Natural Foods Inc.	351,121	15,400
	Marzetti Co.	114,727	12,924
	Andersons Inc.	192,683	12,499
	Spectrum Brands Holdings Inc.	130,932	11,301
	Turning Point Brands Inc.	109,217	8,843
*	Boston Beer Co. Inc. Class A	44,629	7,935
	Edgewell Personal Care Co.	272,144	7,816
	Energizer Holdings Inc.	357,989	7,797
	J & J Snack Foods Corp.	87,476	7,714
	Flowers Foods Inc.	1,098,934	7,605
*	BellRing Brands Inc.	682,750	7,353
	Ingles Markets Inc. Class A	85,809	7,019
	Universal Corp.	144,221	6,562
*	Grocery Outlet Holding Corp.	544,738	6,510
*	Herbalife Ltd.	589,651	6,480
	Dole plc	452,232	6,263
	Del Monte Corp.	191,163	6,056
	Utz Brands Inc.	424,501	6,028
*	Simply Good Foods Co.	483,569	5,537
	Oil-Dri Corp. of America	57,540	5,177
*	Seneca Foods Corp. Class A	26,035	5,162
	Weis Markets Inc.	72,098	5,123
	National Beverage Corp.	140,089	4,431
*	Mission Produce Inc.	329,445	4,191
*	Guardian Pharmacy Services Inc. Class A	103,963	3,856
*	Mama's Creations Inc.	216,559	3,515
	John B Sanfilippo & Son Inc.	46,811	3,449
*	Honest Co. Inc.	552,915	3,163
	Village Super Market Inc. Class A	53,712	2,325
	ACCO Brands Corp.	530,253	2,269
*	Vital Farms Inc.	209,010	2,232
	Natural Grocers by Vitamin Cottage Inc. Class C	75,601	2,069
*	Westrock Coffee Co.	215,118	1,676
	B&G Foods Inc.	451,007	1,565
	MGP Ingredients Inc.	85,420	1,419
	Alico Inc.	33,451	1,329
	Limoneira Co.	96,151	1,323
	Nu Skin Enterprises Inc. Class A	279,638	1,311
*,1	Once Upon a Farm PBC	74,686	1,294
*	Nature's Sunshine Products Inc.	84,518	1,196
*	USANA Health Sciences Inc.	64,053	913
*	Lifeway Foods Inc.	32,650	850
*	Playboy Inc.	335,193	396
*	BRC Inc. Class A	44,660	359
*	Forafric Global plc	32,208	351
*	Suja Life Inc. Class A	3,961	40
			296,018
Energy (6.6%)
	SM Energy Co.	1,402,215	52,134
	PBF Energy Inc. Class A	568,496	41,495
	Magnolia Oil & Gas Corp. Class A	1,336,074	35,874
	Kodiak Gas Services Inc.	581,057	34,149
	Noble Corp. plc	739,628	33,897
	Warrior Met Coal Inc.	305,463	33,063
6

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Transocean Ltd. (XNYS)	5,680,475	33,004
	Archrock Inc.	1,004,880	31,674
*	Oceaneering International Inc.	579,271	29,983
	Core Natural Resources Inc.	292,354	29,908
	Golar LNG Ltd.	565,214	29,103
	Murphy Oil Corp.	797,473	29,044
*	CNX Resources Corp.	794,522	28,905
*	Valaris Ltd.	330,773	28,569
	Cactus Inc. Class A	405,607	28,522
*	Tidewater Inc.	288,182	26,836
	Delek US Holdings Inc.	351,147	26,104
	Patterson-UTI Energy Inc.	2,022,677	25,567
	Helmerich & Payne Inc.	565,912	24,662
*	Par Pacific Holdings Inc.	282,677	22,592
	California Resources Corp.	422,482	22,404
	Peabody Energy Corp.	712,731	21,161
	Crescent Energy Co. Class A	1,494,525	20,460
*	Calumet Inc.	397,671	19,776
*,1	Centrus Energy Corp. Class A	107,219	18,377
	Liberty Energy Inc.	928,245	18,296
*	Seadrill Ltd.	365,896	17,826
*	DNOW Inc.	1,080,235	17,316
*	Plug Power Inc.	7,868,259	16,995
*	Gulfport Energy Corp.	91,485	16,417
	Kinetik Holdings Inc.	297,046	16,287
	Northern Oil & Gas Inc.	606,022	15,763
	Solaris Energy Infrastructure Inc.	307,120	15,592
*	Alpha Metallurgical Resources Inc.	61,521	14,501
	Select Water Solutions Inc.	655,049	12,773
*	Talos Energy Inc.	735,281	12,691
*	National Energy Services Reunited Corp.	353,717	12,419
	World Kinect Corp.	290,329	10,379
*	Kosmos Energy Ltd.	3,419,920	9,781
*	Expro Ltd.	478,643	8,673
*	Helix Energy Solutions Group Inc.	810,599	8,349
*	Innovex International Inc.	263,429	8,079
*	American Superconductor Corp.	270,958	7,779
*	Nabors Industries Ltd. (XNYS)	82,483	7,724
*	NextDecade Corp.	968,731	7,304
	CVR Energy Inc.	172,520	7,222
*	REX American Resources Corp.	168,905	6,939
	Bristow Group Inc.	152,352	6,915
*	Shoals Technologies Group Inc. Class A	979,844	6,781
*	ProPetro Holding Corp.	575,365	6,536
*	NPK International Inc.	475,977	6,321
*	Atlas Energy Solutions Inc.	476,234	6,239
*	Borr Drilling Ltd.	1,371,953	6,146
	Diversified Energy Co.	407,844	6,073
*	Comstock Resources Inc.	408,126	5,889
*	Green Plains Inc.	398,873	5,764
*	Fluence Energy Inc.	503,188	5,439
*	FuelCell Energy Inc.	312,012	5,376
*	TETRA Technologies Inc.	749,429	5,171
	SunCoke Energy Inc.	495,442	5,118
*	Forum Energy Technologies Inc.	61,581	5,048
*,1	T1 Energy Inc.	1,030,457	4,586
	Flowco Holdings Inc. Class A	207,646	4,556
*	BKV Corp.	186,727	4,511
*	Ameresco Inc. Class A	188,547	4,171
*	Array Technologies Inc.	888,278	3,926
	RPC Inc.	587,854	3,839
*,1	Sable Offshore Corp.	768,473	3,712
*	Ramaco Resources Inc. Class A	251,464	3,581
	VAALCO Energy Inc.	598,989	3,558
*	Canadian Solar Inc.	281,436	3,470
	Riley Exploration Permian Inc.	87,851	3,429
	Core Laboratories Inc.	268,035	3,332
	Vitesse Energy Inc.	185,732	3,248
*	Oil States International Inc.	328,621	2,898
*	Solid Power Inc.	1,165,723	2,716
7

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*,1	Energy Vault Holdings Inc.	796,051	2,707
	SandRidge Energy Inc.	185,484	2,619
	Natural Gas Services Group Inc.	67,927	2,391
*	Gevo Inc.	1,370,749	2,275
*,1	New Era Energy & Digital Inc.	461,295	2,189
	W&T Offshore Inc.	561,403	2,083
*	Flotek Industries Inc.	83,629	1,984
	Ranger Energy Services Inc. Class A	109,384	1,827
*	Summit Midstream Corp.	51,507	1,794
	Granite Ridge Resources Inc.	326,602	1,643
*	Ring Energy Inc.	1,107,310	1,628
*	Infinity Natural Resources Inc. Class A	97,046	1,498
	ARKO Petroleum Corp.	70,711	1,283
*	SEACOR Marine Holdings Inc.	127,584	1,218
[1]	American Resources Corp.	510,157	1,204
*	HMH Holding Inc. Class A	58,938	1,135
	HighPeak Energy Inc.	131,249	1,075
*,1	EVgo Inc.	783,681	1,050
*	Kolibri Global Energy Inc.	170,415	1,028
*	Amplify Energy Corp.	207,709	1,022
	NACCO Industries Inc. Class A	23,489	1,005
	Energy Services of America Corp.	80,929	943
	Smart Sand Inc.	173,503	914
*	ProFrac Holding Corp. Class A	167,116	852
*	PrimeEnergy Resources Corp.	3,779	798
	FutureFuel Corp.	149,959	790
*,1	ChargePoint Holdings Inc.	138,813	763
	Epsilon Energy Ltd.	118,595	739
*	Aemetis Inc.	373,421	698
	Evolution Petroleum Corp.	187,092	692
*	Montauk Renewables Inc.	392,456	675
	WhiteHawk Minerals Corp. Class A	11,911	327
*	Ramaco Resources Inc. Class B	42,073	318
*	OPAL Fuels Inc. Class A	124,017	247
*	Tigo Energy Inc.	221,448	237
*	PEDEVCO Corp.	9,246	126
*	GD Culture Group Ltd.	1,304	2
			1,178,496
Financials (18.4%)
	UMB Financial Corp.	424,705	60,151
	Old National Bancorp	2,009,560	51,405
	FirstCash Holdings Inc.	236,884	50,805
	Jackson Financial Inc. Class A	380,363	50,752
*	StoneX Group Inc.	628,014	43,006
*	Oscar Health Inc. Class A	1,385,446	41,508
*	Riot Platforms Inc.	2,052,812	38,993
	Valley National Bancorp	2,812,984	38,369
	United Bankshares Inc.	805,745	37,975
	Hancock Whitney Corp.	476,751	35,513
	Essent Group Ltd.	524,949	35,466
	Glacier Bancorp Inc.	763,186	35,343
	Atlantic Union Bankshares Corp.	831,119	33,519
	Ameris Bancorp	380,413	32,050
	Home BancShares Inc.	1,086,387	32,005
	Selective Insurance Group Inc.	350,519	31,999
*	Enova International Inc.	140,059	31,754
*	Axos Financial Inc.	319,003	30,876
	Piper Sandler Cos.	406,490	30,511
	CNO Financial Group Inc.	539,868	29,579
	Moelis & Co. Class A	434,022	29,544
	Victory Capital Holdings Inc. Class A	247,492	29,207
	Radian Group Inc.	786,157	28,192
	Eastern Bankshares Inc.	1,266,650	27,816
	Fulton Financial Corp.	1,126,606	26,430
	BGC Group Inc. Class A	2,169,392	26,054
	ServisFirst Bancshares Inc.	603,571	25,978
	Marex Group Ltd.	357,862	25,938
	Associated Banc-Corp.	837,437	25,634
	First Financial Bankshares Inc.	770,535	25,605
8

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	PJT Partners Inc. Class A	141,584	25,540
	Bread Financial Holdings Inc.	234,985	24,549
	United Community Banks Inc.	703,646	24,515
	Texas Capital Bancshares Inc.	251,848	24,475
*	MARA Holdings Inc.	2,229,353	24,010
	Flagstar Bank NA	1,785,941	23,771
	WSFS Financial Corp.	305,297	23,645
	StepStone Group Inc. Class A	446,763	23,348
	Cathay General Bancorp	377,884	23,130
	Independent Bank Corp. (XNGS)	282,089	22,900
	International Bancshares Corp.	319,243	22,398
	Renasant Corp.	544,601	22,280
	WesBanco Inc.	555,123	22,210
*	Genworth Financial Inc.	2,218,977	22,057
	CVB Financial Corp.	984,918	21,836
*	Lemonade Inc.	413,659	21,605
*	Dave Inc.	58,999	21,211
	Palomar Holdings Inc.	152,809	20,258
	First Financial Bancorp	612,756	19,994
*	NMI Holdings Inc.	441,882	19,597
	BankUnited Inc.	429,388	19,580
	Nicolet Bankshares Inc.	114,888	19,455
	First Interstate BancSystem Inc. Class A	527,903	19,432
	Community Financial System Inc.	307,964	19,325
	Seacoast Banking Corp. of Florida	567,151	19,258
	Simmons First National Corp. Class A	845,602	19,094
	Park National Corp.	97,557	19,052
*	Miami International Holdings Inc.	440,046	18,865
	WisdomTree Inc.	783,753	18,857
	Towne Bank	508,892	18,849
	First BanCorp (XNYS)	659,182	18,378
*	Webull Corp.	1,932,388	18,319
	Columbia Financial Inc.	1,541,944	17,917
	Provident Financial Services Inc.	747,024	17,480
	Bank of Hawaii Corp.	229,415	17,419
*	Baldwin Insurance Group Inc.	563,742	17,391
	Banc of California Inc.	886,891	16,514
	Dynex Capital Inc.	1,261,896	16,266
	Mercury General Corp.	156,894	15,997
	Artisan Partners Asset Management Inc. Class A	370,604	15,777
	Acadian Asset Management Inc.	162,798	15,336
	NBT Bancorp Inc.	298,038	15,325
	WaFd Inc.	428,457	15,322
	Beacon Financial Corp.	489,855	15,210
	First Merchants Corp.	366,244	15,188
*	Bancorp Inc.	230,985	15,014
	First Bancorp / Southern Pines NC	235,356	14,929
	Trustmark Corp.	323,972	14,877
*	SiriusPoint Ltd.	610,679	14,772
	FB Financial Corp.	255,638	14,561
	First Busey Corp.	472,063	14,209
*	Upstart Holdings Inc.	491,921	14,108
*	Customers Bancorp Inc.	179,513	14,034
*	Skyward Specialty Insurance Group Inc.	241,356	13,856
	Bank of NT Butterfield & Son Ltd.	232,561	13,693
	Banner Corp.	195,010	13,678
	BancFirst Corp.	124,668	13,616
	Enterprise Financial Services Corp.	212,281	13,423
	Cohen & Steers Inc.	163,578	13,196
	Northwest Bancshares Inc.	856,056	13,089
	Blackstone Mortgage Trust Inc. Class A	929,086	12,914
	OFG Bancorp	247,812	12,899
	PennyMac Financial Services Inc.	172,479	12,610
	First Commonwealth Financial Corp.	591,698	12,248
	Stock Yards Bancorp Inc.	153,358	12,147
	Stewart Information Services Corp.	176,222	12,098
	HCI Group Inc.	64,839	12,043
	Horace Mann Educators Corp.	234,203	11,919
	Federal Agricultural Mortgage Corp. Class C	54,182	11,915
	ARMOUR Residential REIT Inc.	731,285	11,861
9

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Encore Capital Group Inc.	121,854	11,821
	City Holding Co.	81,251	11,615
*	Happen Inc.	658,987	11,585
	Brookfield Business Corp. Class A	402,240	11,017
	Nelnet Inc. Class A	85,963	10,769
	German American Bancorp Inc.	214,960	10,602
	S&T Bancorp Inc.	212,990	10,539
	National Bank Holdings Corp. Class A	251,432	10,382
	Pathward Financial Inc.	124,126	10,111
	Hope Bancorp Inc.	719,062	9,916
	Kemper Corp.	343,391	9,677
	Ellington Financial Inc.	717,068	9,594
	Dime Community Bancshares Inc.	236,167	9,541
	QCR Holdings Inc.	95,905	9,540
*	Porch Group Inc.	560,789	9,528
*	Triumph Financial Inc.	132,944	9,472
	Hamilton Insurance Group Ltd. Class B	267,544	9,407
*	Goosehead Insurance Inc. Class A	134,593	9,240
	Origin Bancorp Inc.	173,523	9,219
	TriCo Bancshares	172,490	9,208
	Bladex Inc.	170,625	9,200
	OceanFirst Financial Corp.	486,522	9,166
	Bank First Corp.	59,533	8,969
	1st Source Corp.	103,964	8,902
	Slide Insurance Holdings Inc.	381,040	8,859
*,1	Strive Inc. Class A	365,386	8,850
	ConnectOne Bancorp Inc.	281,456	8,849
	Hilltop Holdings Inc.	232,265	8,838
	Safety Insurance Group Inc.	84,796	8,797
	Lakeland Financial Corp.	142,537	8,423
	Live Oak Bancshares Inc.	209,680	8,259
	Peoples Bancorp Inc.	205,055	8,073
	Westamerica BanCorp	137,565	7,986
	Walker & Dunlop Inc.	194,631	7,888
[1]	Orchid Island Capital Inc.	1,184,059	7,803
	Tompkins Financial Corp.	79,355	7,707
	Enact Holdings Inc.	159,270	7,677
	Merchants Bancorp	145,539	7,661
	Old Second Bancorp Inc.	292,100	7,326
*	Neptune Insurance Holdings Inc. Class A	218,996	7,295
	Community Trust Bancorp Inc.	93,438	7,113
	First Mid Bancshares Inc.	141,667	7,049
*	Accelerant Holdings Class A	351,378	6,933
	Heritage Financial Corp.	238,837	6,824
	Byline Bancorp Inc.	178,265	6,760
	Preferred Bank	65,675	6,727
	Univest Financial Corp.	161,785	6,717
	United Fire Group Inc.	124,664	6,716
	Perella Weinberg Partners	403,572	6,711
	Ladder Capital Corp.	658,326	6,452
	Burke & Herbert Financial Services Corp.	88,852	6,336
	Universal Insurance Holdings Inc.	145,945	6,273
	Pelagos Insurance Capital Ltd.	252,657	6,167
	Virtus Investment Partners Inc.	36,915	6,109
	Capitol Federal Financial Inc.	704,282	6,064
	Mercantile Bank Corp.	98,871	5,909
	Metropolitan Bank Holding Corp.	64,156	5,824
	CNB Financial Corp.	170,013	5,750
	Horizon Bancorp Inc.	294,705	5,723
*	Firstsun Capital Bancorp	143,043	5,723
	Amerant Bancorp Inc.	198,281	5,693
*	Trupanion Inc.	195,271	5,692
	Business First Bancshares Inc.	182,627	5,665
	TrustCo Bank Corp. NY	99,839	5,663
	Central Pacific Financial Corp.	150,153	5,589
	Chimera Investment Corp.	484,149	5,548
[1]	Arbor Realty Trust Inc.	1,102,777	5,525
	Northeast Bank	43,783	5,523
	Camden National Corp.	97,545	5,509
	Farmers National Banc Corp.	341,314	5,328
10

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Hanmi Financial Corp.	171,887	5,328
	Southside Bancshares Inc.	167,369	5,282
	Employers Holdings Inc.	107,320	5,268
	First Financial Corp.	66,727	5,223
	NB Bancorp Inc.	233,855	5,222
	MFA Financial Inc.	587,561	5,182
	Amalgamated Financial Corp.	105,558	5,074
	Equity Bancshares Inc. Class A	100,732	4,972
	Burford Capital Ltd.	1,174,669	4,875
	F&G Annuities & Life Inc.	204,634	4,870
*	Heritage Insurance Holdings Inc.	142,284	4,784
	Adamas Trust Inc.	490,945	4,782
	PennyMac Mortgage Investment Trust	508,809	4,742
	Esquire Financial Holdings Inc.	42,079	4,701
	GCM Grosvenor Inc. Class A	340,180	4,691
	Metrocity Bankshares Inc.	134,352	4,678
	First Community Bankshares Inc.	95,183	4,615
	Republic Bancorp Inc. Class A	49,170	4,598
	Orrstown Financial Services Inc.	110,201	4,595
	Financial Institutions Inc.	113,275	4,590
	SmartFinancial Inc.	89,752	4,537
	Alerus Financial Corp.	137,799	4,534
*	Compass Diversified Holdings	391,614	4,527
	Mid Penn Bancorp Inc.	124,263	4,524
	Eagle Bancorp Inc.	164,918	4,501
	Washington Trust Bancorp Inc.	110,705	4,332
	Patria Investments Ltd. Class A	375,620	4,260
	Independent Bank Corp.	115,223	4,204
	Shore Bancshares Inc.	180,560	4,146
*	PRA Group Inc.	220,214	4,144
	Peapack-Gladstone Financial Corp.	92,821	4,144
	HomeTrust Bancshares Inc.	89,205	4,143
	Five Star Bancorp	90,296	4,137
*	Root Inc. Class A	73,982	4,105
	Southern Missouri Bancorp Inc.	55,656	4,096
	Capital City Bank Group Inc.	80,780	4,078
	Carter Bankshares Inc.	127,860	3,994
*	Third Coast Bancshares Inc.	89,525	3,993
	South Plains Financial Inc.	90,217	3,933
[1]	Invesco Mortgage Capital Inc. REIT	523,867	3,829
	ACNB Corp.	58,678	3,813
	Bar Harbor Bankshares	95,557	3,749
	Franklin BSP Realty Trust Inc. REIT	446,326	3,736
	Peoples Financial Services Corp.	54,207	3,722
	Midland States Bancorp Inc.	112,266	3,681
	Community West Bancshares	141,151	3,660
	Mechanics Bancorp Class A	230,978	3,636
	Great Southern Bancorp Inc.	46,176	3,614
*	Hippo Holdings Inc.	109,675	3,605
*	Coastal Financial Corp.	76,155	3,588
	Cannae Holdings Inc.	229,369	3,578
	Arrow Financial Corp.	94,347	3,561
*	Bowhead Specialty Holdings Inc.	105,315	3,530
	Navient Corp.	368,430	3,504
*,1	REalloys Inc.	327,725	3,392
	Brightspire Capital Inc.	708,895	3,367
	Redwood Trust Inc.	725,777	3,353
	Kearny Financial Corp.	337,691	3,333
	HBT Financial Inc.	93,509	3,318
	Northrim BanCorp Inc.	127,200	3,252
	Civista Bancshares Inc.	120,331	3,247
*	Southern First Bancshares Inc.	52,865	3,243
	First Business Financial Services Inc.	46,392	3,241
	California BanCorp	150,320	3,199
	TPG RE Finance Trust Inc.	408,916	3,161
	Ridgepost Capital Inc. Class A	346,580	2,981
	Red River Bancshares Inc.	29,704	2,972
	AMERISAFE Inc.	108,819	2,834
	Home Bancorp Inc.	40,557	2,778
	Orange County Bancorp Inc.	72,507	2,752
11

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	ChoiceOne Financial Services Inc.	82,626	2,744
	Sierra Bancorp	69,023	2,735
[1]	Hingham Institution for Savings	9,411	2,713
	Jefferson Capital Inc.	129,666	2,698
	Farmers & Merchants Bancorp Inc.	77,847	2,643
*	World Acceptance Corp.	14,246	2,619
*	Bridgewater Bancshares Inc.	124,060	2,614
	Citizens & Northern Corp.	100,726	2,552
	Colony Bankcorp Inc.	120,274	2,544
	West BanCorp. Inc.	89,246	2,521
	Tiptree Inc.	135,852	2,516
	Unity Bancorp Inc.	42,895	2,489
	Investors Title Co.	8,353	2,459
	RBB Bancorp	94,156	2,443
	KKR Real Estate Finance Trust Inc.	311,242	2,372
*	Ponce Financial Group Inc.	116,389	2,360
	Avidia Bancorp Inc.	105,176	2,330
	Plumas Bancorp	37,983	2,326
	Capital Bancorp Inc.	64,278	2,323
	Bankwell Financial Group Inc.	34,879	2,293
	Bank of Marin Bancorp	86,071	2,288
*	Greenlight Capital Re Ltd. Class A	150,763	2,286
	First Bank	127,434	2,268
	Investar Holding Corp.	73,421	2,212
	First Bancorp Inc. (XNGS)	63,027	2,159
	Citizens Financial Services Inc.	26,626	2,139
	MVB Financial Corp.	68,173	2,064
	Northpointe Bancshares Inc.	119,504	2,030
	Norwood Financial Corp.	59,271	2,025
	Primis Financial Corp.	126,929	2,018
	Parke Bancorp Inc.	58,764	1,983
	Timberland Bancorp Inc.	43,081	1,964
*	Wealthfront Corp.	210,183	1,936
	Donegal Group Inc. Class A	99,184	1,896
	Chemung Financial Corp.	23,249	1,885
	Northeast Community Bancorp Inc.	71,105	1,874
*	LendingTree Inc.	65,212	1,829
	Waterstone Financial Inc.	87,028	1,824
	American Integrity Insurance Group Inc.	69,584	1,809
*	Oportun Financial Corp.	241,425	1,774
	BayCom Corp.	59,281	1,768
	NewtekOne Inc.	146,551	1,728
	PCB Bancorp	61,975	1,694
	First Community Corp.	50,620	1,676
*	Avidbank Holdings Inc.	53,297	1,676
	Commercial Bancgroup Inc.	49,610	1,676
	John Marshall Bancorp Inc.	72,614	1,658
	Regional Management Corp.	50,425	1,618
	Ames National Corp.	51,380	1,618
	FVCBankcorp Inc.	87,403	1,596
	FS Bancorp Inc.	37,353	1,580
	C&F Financial Corp.	17,321	1,576
	USCB Financial Holdings Inc.	69,695	1,550
	Abacus Global Management Inc.	161,453	1,550
*	First Western Financial Inc.	49,799	1,542
	LCNB Corp.	79,135	1,530
	Isabella Bank Corp.	39,975	1,529
	Franklin Financial Services Corp.	24,591	1,523
	National Bankshares Inc.	36,358	1,498
	First United Corp.	34,802	1,493
	Blue Ridge Bankshares Inc.	378,099	1,475
	Ready Capital Corp.	832,909	1,474
	Fidelity D&D Bancorp Inc.	27,234	1,459
*	First Northern Community Bancorp	86,214	1,437
	Western New England Bancorp Inc.	104,489	1,436
*	FB Bancorp Inc.	91,583	1,436
*	Ategrity Specialty Holdings LLC	53,706	1,411
	Greene County Bancorp Inc.	40,718	1,400
	Ares Commercial Real Estate Corp.	305,891	1,398
	Oak Valley Bancorp	41,608	1,398
12

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Onity Group Inc.	40,710	1,394
	First National Corp.	45,601	1,393
	American Coastal Insurance Corp. Class C	144,475	1,368
	Kingstone Cos. Inc.	67,237	1,321
	Hawthorn Bancshares Inc.	33,350	1,298
*,1	Bakkt Inc.	169,017	1,296
	CoastalSouth Bancshares Inc.	47,251	1,295
	Bank7 Corp.	25,084	1,288
*	MBIA Inc.	265,915	1,284
*	Kingsway Corp.	124,327	1,282
*	Velocity Financial Inc.	71,260	1,279
	Virginia National Bankshares Corp.	27,579	1,277
	Princeton Bancorp Inc.	29,318	1,238
	Crawford & Co. Class A	94,231	1,236
	First Internet Bancorp	44,422	1,214
	Community Bancorp	29,302	1,186
	First Capital Inc.	19,024	1,182
	Chicago Atlantic Real Estate Finance Inc.	108,319	1,179
	TPG Mortgage Investment Trust Inc.	171,722	1,156
	Medallion Financial Corp.	97,661	1,154
	Peoples Bancorp of North Carolina Inc.	25,975	1,135
	NexPoint Diversified Real Estate Trust	212,411	1,128
	Eagle Financial Services Inc.	27,255	1,126
*	AlTi Global Inc.	287,571	1,122
	Citizens Community Bancorp Inc.	52,771	1,099
	Meridian Corp.	55,787	1,075
*	GBank Financial Holdings Inc.	54,905	1,074
*	Pioneer Bancorp Inc.	60,826	1,062
*,1	Gemini Space Station Inc. Class A	235,498	1,060
	OP Bancorp	69,865	1,049
*	Octave Specialty Group Inc.	238,297	1,039
*	OppFi Inc.	149,812	1,038
	CF Bankshares Inc.	29,482	1,019
	CB Financial Services Inc.	26,903	1,005
	Ohio Valley Banc Corp.	21,867	1,000
*,1	Citizens Inc.	263,464	991
	Seven Hills Realty Trust	128,549	973
	Eagle Bancorp Montana Inc.	43,247	967
	Landmark Bancorp Inc.	30,066	955
*,1	BRC Group Holdings Inc.	133,051	921
	MainStreet Bancshares Inc.	36,504	910
*	ECB Bancorp Inc.	42,995	890
*	Claros Mortgage Trust Inc.	553,189	880
	James River Group Holdings Inc.	214,357	860
*	Security National Financial Corp. Class A	97,198	846
	Westwood Holdings Group Inc.	42,882	831
*	BV Financial Inc.	38,711	822
	Angel Oak Mortgage REIT Inc.	96,403	800
	BCB Bancorp Inc.	93,462	799
	SR Bancorp Inc.	40,471	789
*	Exzeo Group Inc.	47,050	789
*	Finwise Bancorp	55,608	773
	Richmond Mutual BanCorp. Inc.	48,851	771
	Nexpoint Real Estate Finance Inc.	41,098	708
*	Chain Bridge Bancorp Inc. Class A	15,162	695
	Hanover Bancorp Inc.	25,452	680
*,1	Better Home & Finance Holding Co.	45,725	633
*	loanDepot Inc. Class A	658,517	622
*	NI Holdings Inc.	38,623	579
*	Consumer Portfolio Services Inc.	53,408	493
*	Rhinebeck Bancorp Inc.	37,771	476
*	ACRES Commercial Realty Corp.	33,269	463
*,1	Innventure Inc.	320,493	413
*	Finance of America Cos. Inc. Class A	22,579	401
*,1	Roadzen Inc.	267,619	377
	Silvercrest Asset Management Group Inc. Class A	36,541	367
	First Guaranty Bancshares Inc.	34,967	297
	MarketWise Inc.	12,808	231
*	Lincoln International Inc.	7,933	200
	Value Line Inc.	4,492	166
13

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Forbright Inc. Class A	4,746	87
*,2	Sterling Bancorp Inc.	99,637	—
			3,306,946
Health Care (20.7%)
*	Glaukos Corp.	331,523	59,528
*	BrightSpring Health Services Inc.	938,111	54,786
*	Krystal Biotech Inc.	150,227	53,986
*	Cytokinetics Inc.	760,250	53,909
*	Protagonist Therapeutics Inc.	353,770	52,270
*	Twist Bioscience Corp.	375,136	52,144
*	Crinetics Pharmaceuticals Inc.	596,071	50,636
*	Praxis Precision Medicines Inc.	144,480	50,611
*	HealthEquity Inc.	487,755	47,088
*	Vaxcyte Inc.	757,399	46,004
*	TG Therapeutics Inc.	836,824	45,440
*	Alkermes plc	963,971	45,297
*	10X Genomics Inc. Class A	685,260	42,794
*	Kymera Therapeutics Inc.	360,002	42,772
*	Spyre Therapeutics Inc.	428,080	38,240
*	Lantheus Holdings Inc.	375,519	37,912
*	Hims & Hers Health Inc.	1,242,187	36,744
*	Scholar Rock Holding Corp.	642,694	36,505
*	Apogee Therapeutics Inc.	259,216	35,015
*	Travere Therapeutics Inc.	513,915	34,062
*	Xenon Pharmaceuticals Inc.	564,230	33,978
*	Rhythm Pharmaceuticals Inc.	317,247	33,669
*	Cogent Biosciences Inc.	958,418	33,545
*	PTC Therapeutics Inc.	476,505	33,136
*	Ligand Pharmaceuticals Inc.	115,446	32,798
*	CG oncology Inc.	424,157	31,880
*	RadNet Inc.	411,251	31,181
*	Merit Medical Systems Inc.	343,906	31,179
*	CRISPR Therapeutics AG	535,930	30,537
*	Definium Therapeutics Inc.	748,011	29,711
*	Dianthus Therapeutics Inc.	271,986	28,724
*	Haemonetics Corp.	271,162	27,949
*	Liquidia Corp.	405,645	27,653
*	Oruka Therapeutics Inc.	289,515	26,815
*	Mirum Pharmaceuticals Inc.	272,930	26,761
*	LivaNova plc	323,098	25,786
*	Integer Holdings Corp.	197,209	24,700
*	ICU Medical Inc.	142,024	24,563
*	Indivior Pharmaceuticals Inc.	689,429	24,082
*	HeartFlow Inc.	462,075	23,284
	Concentra Group Holdings Parent Inc.	677,867	22,871
*	Erasca Inc.	1,266,689	22,648
*	IRhythm Holdings Inc.	190,391	22,645
*	Hinge Health Inc. Class A	240,088	22,223
*	Dyne Therapeutics Inc.	870,935	22,148
*	Adaptive Biotechnologies Corp.	885,820	22,075
*	Option Care Health Inc.	917,555	21,517
*	ACADIA Pharmaceuticals Inc.	740,917	21,420
*	Veracyte Inc.	465,758	20,116
*	Amylyx Pharmaceuticals Inc.	595,589	20,101
*	Denali Therapeutics Inc.	845,542	20,090
*	Immunovant Inc.	490,463	20,021
*,1	Celcuity Inc.	221,177	19,698
*	Ideaya Biosciences Inc.	482,124	19,333
*	Kiniksa Pharmaceuticals International plc	243,644	19,158
*	GRAIL Inc.	237,458	18,847
*	Iovance Biotherapeutics Inc.	2,287,293	18,687
*	Tango Therapeutics Inc.	809,557	18,490
*	Tarsus Pharmaceuticals Inc.	240,746	17,873
*	Celldex Therapeutics Inc.	449,279	17,805
*,1	ImmunityBio Inc.	2,221,881	17,664
*	Edgewise Therapeutics Inc.	411,093	17,171
*	Amneal Pharmaceuticals Inc.	981,688	17,150
*	Relay Therapeutics Inc.	929,008	17,075
*	Waystar Holding Corp.	643,471	16,846
14

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Beam Therapeutics Inc.	569,930	16,773
*	TransMedics Group Inc.	197,255	16,741
*	Immunome Inc.	605,871	16,607
*	Brookdale Senior Living Inc.	1,378,702	16,255
	National HealthCare Corp.	74,670	16,168
*	Arcutis Biotherapeutics Inc.	657,739	15,766
*	Alignment Healthcare Inc.	1,173,901	15,730
*	Axogen Inc.	302,586	15,359
*	Arcus Biosciences Inc.	514,206	15,056
*	CareDx Inc.	294,812	14,773
*	Acadia Healthcare Co. Inc.	535,077	14,747
*	Neogen Corp.	1,273,963	14,727
*	Warby Parker Inc. Class A	595,700	14,654
*,1	SELLAS Life Sciences Group Inc.	1,084,737	14,470
*	Supernus Pharmaceuticals Inc.	322,803	14,271
*	Prestige Consumer Healthcare Inc.	275,570	14,269
*	Enliven Therapeutics Inc.	246,246	14,255
*	Privia Health Group Inc.	694,790	14,236
*	Nurix Therapeutics Inc.	551,136	14,208
*	Nektar Therapeutics	198,137	14,143
*	Ultragenyx Pharmaceutical Inc.	555,783	14,011
*	AtriCure Inc.	286,980	13,875
*	LifeStance Health Group Inc.	1,100,989	13,608
*	NeoGenomics Inc.	756,735	13,553
*	AtaiBeckley Inc.	1,841,724	13,518
	DENTSPLY SIRONA Inc.	1,176,978	13,147
*	UFP Technologies Inc.	43,830	13,059
*	BioCryst Pharmaceuticals Inc.	1,338,384	12,982
*	Disc Medicine Inc.	162,652	12,793
*	Sarepta Therapeutics Inc.	597,992	12,576
*	Pediatrix Medical Group Inc.	478,905	12,562
*	Vera Therapeutics Inc.	367,242	12,516
*	ADMA Biologics Inc.	1,326,327	12,454
*	Ocular Therapeutix Inc.	1,183,837	12,418
*	VeraDermics Inc.	125,093	12,310
*	Addus HomeCare Corp.	107,145	12,286
*	Viridian Therapeutics Inc.	518,935	12,019
	Perrigo Co. plc	809,153	11,846
*	Vericel Corp.	296,412	11,827
*	Biohaven Ltd.	767,165	11,715
*	CorVel Corp.	169,737	11,691
*	Agios Pharmaceuticals Inc.	339,779	11,444
*	PACS Group Inc.	267,459	11,316
*	Aurinia Pharmaceuticals Inc.	685,519	11,044
*	MBX Biosciences Inc.	178,438	10,992
*	Xencor Inc.	400,249	10,913
*	Novocure Ltd.	614,801	10,851
*	Establishment Labs Holdings Inc.	155,781	10,800
*	UroGen Pharma Ltd.	244,760	10,547
*	Inspire Medical Systems Inc.	166,863	10,511
*	Harmony Biosciences Holdings Inc.	259,663	10,226
*	Trevi Therapeutics Inc.	616,038	10,226
*	Fortrea Holdings Inc.	555,063	10,197
	LeMaitre Vascular Inc.	125,660	10,088
*	Progyny Inc.	392,729	10,050
*	Clover Health Investments Corp.	2,417,215	10,031
*	Recursion Pharmaceuticals Inc. Class A	2,942,237	10,004
*	Astrana Health Inc.	262,157	9,991
*	Alumis Inc.	453,832	9,898
*	Intellia Therapeutics Inc.	776,864	9,889
*	Stoke Therapeutics Inc.	316,608	9,878
*	Syndax Pharmaceuticals Inc.	511,854	9,874
*	GeneDx Holdings Corp.	114,952	9,749
*	Nuvation Bio Inc.	1,449,126	9,651
*	Palvella Therapeutics Inc.	63,078	9,625
*	Butterfly Network Inc.	1,210,086	9,548
*	Eton Pharmaceuticals Inc.	153,459	9,275
*	Omnicell Inc.	262,494	9,229
*	BioLife Solutions Inc.	245,361	9,096
*	Innoviva Inc.	434,547	9,026
15

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Hyperliquid Strategies Inc.	722,727	8,853
*	Tandem Diabetes Care Inc.	401,517	8,837
	CONMED Corp.	177,131	8,830
*	Healthcare Services Group Inc.	399,692	8,789
*	Damora Therapeutics Inc.	306,885	8,648
*	ANI Pharmaceuticals Inc.	118,031	8,646
*	Rapport Therapeutics Inc.	176,119	8,572
*	Mineralys Therapeutics Inc.	329,984	8,471
*	Kodiak Sciences Inc.	226,283	8,452
*	Xeris Biopharma Holdings Inc.	985,761	8,320
*	Enovis Corp.	334,630	8,229
*,1	Novavax Inc.	876,794	8,216
*	Zymeworks Inc.	270,617	7,959
*	Azenta Inc.	241,525	7,886
*	Taysha Gene Therapies Inc.	1,378,780	7,845
*,1	Omeros Corp.	414,327	7,785
*	AMN Healthcare Services Inc.	226,330	7,759
*	Vir Biotechnology Inc.	706,886	7,733
*	Precigen Inc.	1,110,301	7,694
*	Cullinan Therapeutics Inc.	347,880	7,678
*	Pennant Group Inc.	196,226	7,213
*	Absci Corp.	794,876	7,186
*	Artivion Inc.	262,739	7,091
*	MannKind Corp.	1,768,191	7,090
*	Replimune Group Inc.	454,894	6,960
*	Inhibrx Biosciences Inc.	54,630	6,922
*,1	Harrow Inc.	185,998	6,865
*	Procept Biorobotics Corp.	322,833	6,844
	US Physical Therapy Inc.	87,036	6,766
*	Alphatec Holdings Inc.	712,818	6,679
*	Integra LifeSciences Holdings Corp.	393,324	6,655
*	Teladoc Health Inc.	1,047,134	6,639
*,1	ArriVent Biopharma Inc.	217,788	6,545
*	Personalis Inc.	389,632	6,538
*	AnaptysBio Inc.	113,596	6,478
*	Surgery Partners Inc.	459,315	6,380
*	agilon health Inc.	71,631	6,296
*	Sonida Senior Living Inc.	165,559	6,208
*	Kura Oncology Inc.	489,235	6,189
*	LB Pharmaceuticals Inc.	128,543	6,075
*	Aveanna Healthcare Holdings Inc.	449,594	6,034
*	Monte Rosa Therapeutics Inc.	425,391	5,930
*	Pacira BioSciences Inc.	227,878	5,902
*	Bicara Therapeutics Inc.	253,940	5,871
*	QuidelOrtho Corp.	396,069	5,715
*	Castle Biosciences Inc.	172,044	5,683
*	First Tracks Biotherapeutics Inc.	134,066	5,609
*	ORIC Pharmaceuticals Inc.	429,331	5,577
*	Certara Inc.	667,973	5,538
*	Corvus Pharmaceuticals Inc.	388,988	5,461
*	Nutex Health Inc.	28,833	5,443
*	Maze Therapeutics Inc.	202,762	5,387
*,1	Pulse Biosciences Inc.	106,686	5,370
*	Alto Neuroscience Inc.	150,503	5,325
*	Ardelyx Inc.	1,404,431	5,309
*	Tyra Biosciences Inc.	211,417	5,292
*	Zenas Biopharma Inc.	163,720	5,291
*	Vor BioPharma Inc.	234,465	5,271
*	Omada Health Inc.	204,751	5,027
*	Maravai LifeSciences Holdings Inc. Class A	647,969	4,950
*	Rigel Pharmaceuticals Inc.	105,762	4,884
*	Septerna Inc.	127,177	4,852
*	SI-BONE Inc.	252,667	4,806
*	Geron Corp. (XNGS)	3,215,284	4,791
*	MeiraGTx Holdings plc	345,702	4,774
*,1	Candel Therapeutics Inc.	364,580	4,765
*	Savara Inc.	878,488	4,735
*	Olema Pharmaceuticals Inc.	450,546	4,699
*	Arbutus Biopharma Corp.	923,385	4,691
*	Beta Bionics Inc.	233,916	4,667
16

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Collegium Pharmaceutical Inc.	189,195	4,656
*	Avalo Therapeutics Inc.	240,173	4,645
	Phibro Animal Health Corp. Class A	120,305	4,540
*	Janux Therapeutics Inc.	248,438	4,527
*	Varex Imaging Corp.	243,320	4,499
*	Annexon Inc.	892,902	4,411
*	STAAR Surgical Co.	195,154	4,409
*	Solid Biosciences Inc.	451,790	4,328
	iRadimed Corp.	48,841	4,219
*	Amphastar Pharmaceuticals Inc.	185,660	4,183
*	Aclaris Therapeutics Inc.	681,383	4,122
*	Kailera Therapeutics Inc.	265,377	4,087
*	Sana Biotechnology Inc.	1,054,652	4,082
*	Anteris Technologies Global Corp.	469,847	4,045
	HealthStream Inc.	137,582	3,997
*	Ironwood Pharmaceuticals Inc.	940,337	3,996
*	Jade Biosciences Inc.	186,861	3,991
*	Zevra Therapeutics Inc.	338,168	3,970
*	Kestra Medical Technologies Ltd.	154,029	3,966
*	Theravance Biopharma Inc.	232,113	3,955
*	Wave Life Sciences Inc.	793,056	3,886
*	Ceribell Inc.	158,230	3,794
*	Bioventus Inc. Class A	276,838	3,779
*	4D Molecular Therapeutics Inc.	263,365	3,716
*	Altimmune Inc.	1,142,539	3,553
*,1	Achieve Life Sciences Inc.	446,862	3,548
*,1	CorMedix Inc.	428,507	3,539
*	Phreesia Inc.	285,549	3,487
*	Sagimet Biosciences Inc. Class A	337,544	3,463
*	AngioDynamics Inc.	213,739	3,448
*	CytomX Therapeutics Inc.	1,022,414	3,435
*,1	Avalyn Pharma Inc.	98,327	3,415
*	OPKO Health Inc.	2,317,302	3,406
*,1	MiniMed Group Inc.	165,374	3,350
*	Cytek Biosciences Inc.	698,451	3,339
*	Verastem Inc.	459,042	3,314
*	Immix Biopharma Inc.	236,117	3,313
*	AdaptHealth Corp.	592,293	3,311
*	Lexicon Pharmaceuticals Inc.	1,432,198	3,222
*,1	Aquestive Therapeutics Inc.	620,509	3,171
*	MiMedx Group Inc.	696,617	3,163
*	Aktis Oncology Inc.	121,843	3,157
*	Arvinas Inc.	341,552	3,142
*	Evolus Inc.	341,461	3,104
*,1	Capricor Therapeutics Inc.	309,146	3,064
*,1	Bright Minds Biosciences Inc.	42,551	3,052
*	Allogene Therapeutics Inc.	1,525,001	3,050
*	Tactile Systems Technology Inc.	131,648	3,025
*	Cerus Corp.	1,142,794	3,017
*	Evolent Health Inc. Class A	657,393	2,958
*	Monopar Therapeutics Inc.	25,938	2,903
*	Climb Bio Inc.	202,778	2,784
*	OmniAb Inc.	632,467	2,770
*	Delcath Systems Inc.	165,390	2,722
*	Phathom Pharmaceuticals Inc.	282,665	2,705
*	Design Therapeutics Inc.	176,720	2,667
*	REGENXBIO Inc.	277,102	2,632
*,1	Ocugen Inc.	1,964,343	2,613
*	Starling Oncology Inc.	440,349	2,602
*	Contineum Therapeutics Inc. Class A	154,623	2,511
*	Shattuck Labs Inc.	352,319	2,470
*	ClearPoint Neuro Inc.	162,066	2,454
*	Prothena Corp. plc	255,153	2,386
*	Relmada Therapeutics Inc.	542,912	2,367
*	OrthoPediatrics Corp.	101,518	2,366
*	Neurogene Inc.	65,042	2,357
*	Ovid therapeutics Inc.	878,950	2,347
*	Alamar Biosciences Inc.	76,295	2,330
*	Puma Biotechnology Inc.	254,449	2,318
*	Arcturus Therapeutics Holdings Inc.	154,132	2,275
17

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Nuvectis Pharma Inc.	98,230	2,233
*	NeuroPace Inc.	152,329	2,232
*	Claritev Corp.	55,936	2,228
*	Pacific Biosciences of California Inc.	1,619,490	2,194
*	Orthofix Medical Inc.	232,710	2,185
*	Community Health Systems Inc.	746,271	2,179
*	Atea Pharmaceuticals Inc.	407,372	2,179
*	Enanta Pharmaceuticals Inc.	163,176	2,175
*,1	C4 Therapeutics Inc.	583,620	2,165
*	Fulgent Genetics Inc.	111,182	2,154
*,1	Generate Biomedicines Inc.	140,552	2,146
*,1	ARS Pharmaceuticals Inc.	354,318	2,126
*	Rezolute Inc.	450,187	2,111
*	Senseonics Holdings Inc.	226,559	2,091
*	Fennec Pharmaceuticals Inc.	166,543	2,057
*	Crescent Biopharma Inc.	123,941	2,057
*	Kyverna Therapeutics Inc.	241,193	2,044
*	Cabaletta Bio Inc.	647,393	2,013
*	EyePoint Inc.	443,784	1,997
*	Prime Medicine Inc.	541,180	1,943
*	Lexeo Therapeutics Inc.	408,228	1,943
*	Rocket Pharmaceuticals Inc.	518,479	1,929
*	BioAge Labs Inc.	202,388	1,923
*	Sight Sciences Inc.	225,656	1,918
*	Assembly Biosciences Inc.	56,542	1,902
*	X4 Pharmaceuticals Inc.	464,509	1,877
*	Zura Bio Ltd.	338,594	1,876
*	Perspective Therapeutics Inc.	592,321	1,872
*	Ginkgo Bioworks Holdings Inc.	273,079	1,860
*	Aura Biosciences Inc.	258,420	1,855
*	Sutro Biopharma Inc.	91,625	1,855
*	Emergent BioSolutions Inc.	298,423	1,820
*	Compass Therapeutics Inc.	754,544	1,803
*	908 Devices Inc.	166,876	1,781
	Embecta Corp.	344,721	1,772
*,1	Tectonic Therapeutic Inc.	58,958	1,765
*	Editas Medicine Inc.	576,017	1,763
*	Agenus Inc.	228,642	1,740
*	Viemed Healthcare Inc.	195,580	1,729
*	Myriad Genetics Inc.	532,138	1,713
*	RxSight Inc.	229,524	1,682
*	Vanda Pharmaceuticals Inc.	310,080	1,674
*,1	SpyGlass Pharma Inc.	63,636	1,661
*	Palisade Bio Inc.	845,982	1,650
*	Inhibikase Therapeutics Inc.	696,222	1,608
*,1	Immuneering Corp. Class A	307,344	1,534
*	Benitec Biopharma Inc.	122,338	1,489
*	Anavex Life Sciences Corp.	529,338	1,482
*	Abeona Therapeutics Inc.	251,774	1,473
*	Ardent Health Inc.	135,815	1,470
*	Larimar Therapeutics Inc.	383,431	1,465
*	Century Therapeutics Inc.	709,317	1,454
*	MacroGenics Inc.	361,796	1,444
	NRC Health	67,815	1,420
*	Anika Therapeutics Inc.	65,952	1,376
*	Innovage Holding Corp.	126,611	1,367
*	Akebia Therapeutics Inc.	1,484,348	1,364
*	TriSalus Life Sciences Inc.	274,630	1,359
*	InfuSystem Holdings Inc.	110,992	1,349
*	OraSure Technologies Inc.	375,498	1,348
*	Upstream Bio Inc.	202,285	1,339
*	Diamedica Therapeutics Inc.	209,873	1,333
*	Fulcrum Therapeutics Inc.	340,034	1,323
*	Eledon Pharmaceuticals Inc.	441,548	1,316
*,1	Eikon Therapeutics Inc.	124,977	1,307
*	Alector Inc.	563,473	1,273
*	Lumexa Imaging Holdings Inc.	108,840	1,270
*	Shoulder Innovations Inc.	60,229	1,262
	Acme United Corp.	19,992	1,246
	Utah Medical Products Inc.	17,420	1,239
18

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Foghorn Therapeutics Inc.	209,319	1,202
*	ALX Oncology Holdings Inc.	621,552	1,200
*	Entrada Therapeutics Inc.	169,482	1,195
*	Tonix Pharmaceuticals Holding Corp.	84,075	1,185
*	Keros Therapeutics Inc.	105,931	1,174
*,1	CapsoVision Inc.	199,992	1,168
*	Lineage Cell Therapeutics Inc.	1,057,450	1,163
*	Protara Therapeutics Inc.	299,951	1,158
*	Orchestra BioMed Holdings Inc.	229,729	1,158
*	Invivyd Inc.	1,210,653	1,156
*	Opus Genetics Inc.	308,513	1,117
*	RCM Technologies Inc.	26,783	1,114
*	Atrium Therapeutics Inc.	82,548	1,100
*	Protalix BioTherapeutics Inc.	424,067	1,090
*,1	Galectin Therapeutics Inc.	275,480	1,088
*	Zentalis Pharmaceuticals Inc.	288,525	1,085
*	Electromed Inc.	38,210	1,069
*	Precision BioSciences Inc.	137,730	1,052
*	Voyager Therapeutics Inc.	302,556	1,044
*	Niagen Bioscience Inc.	331,541	1,038
*	Corbus Pharmaceuticals Holdings Inc.	94,695	1,033
*	Coherus Oncology Inc.	749,001	1,011
	Oramed Pharmaceuticals Inc.	196,449	986
*	Surrozen Inc.	42,373	933
*,1	SAB Biotherapeutics Inc.	249,516	926
*	Evommune Inc.	72,966	924
*	Spruce Biosciences Inc.	15,597	920
*	Prelude Therapeutics Inc.	160,136	897
*	Minerva Neurosciences Inc.	196,355	895
*	KORU Medical Systems Inc.	258,354	853
*	Codexis Inc.	497,995	847
*	Whitehawk Therapeutics Inc.	185,365	842
*	AN2 Therapeutics Inc.	151,211	839
*	Lucid Diagnostics Inc.	851,884	834
*,1	ProKidney Corp.	432,642	818
*	Caribou Biosciences Inc.	527,989	813
*	Korro Bio Inc.	64,042	800
*,1	Carlsmed Inc.	48,870	796
*	Neumora Therapeutics Inc.	589,584	784
*	Lyell Immunopharma Inc.	54,139	775
*	MapLight Therapeutics Inc.	59,719	775
*	Acumen Pharmaceuticals Inc.	269,975	769
	SIGA Technologies Inc.	243,955	766
*	Inogen Inc.	141,946	762
*,1	MediWound Ltd.	58,860	742
*	Pro-Dex Inc.	11,879	738
*	Unicycive Therapeutics Inc.	140,517	731
*	Lifecore Biomedical Inc.	163,547	729
*	ADC Therapeutics SA	616,569	721
*	CAMP4 Therapeutics Corp.	180,752	716
*	LifeMD Inc.	230,222	711
*	Cartesian Therapeutics Inc. (XNMS)	75,168	698
*	Gyre Therapeutics Inc.	105,759	695
*	Nkarta Inc.	256,159	694
*	Organogenesis Holdings Inc.	396,242	682
*	Sanara Medtech Inc.	19,543	682
*	Quanterix Corp.	245,055	654
*	Sionna Therapeutics Inc.	105,799	638
*	LENZ Therapeutics Inc.	118,090	615
*,1	Greenwich Lifesciences Inc.	38,629	578
*,1	Canton Strategic Holdings Inc.	253,397	578
*	Black Diamond Therapeutics Inc.	272,302	572
*	Stereotaxis Inc.	390,557	562
*	OnKure Therapeutics Inc. Class A	150,889	548
*	Accendra Health Inc.	413,058	500
*	Alpha Teknova Inc.	65,296	469
*,1	SBC Medical Group Holdings Inc.	111,874	450
*	Attovia Therapeutics Inc.	17,802	381
*	Hyperfine Inc.	452,357	373
*	Armata Pharmaceuticals Inc.	67,782	373
19

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Hemab Therapeutics Holdings Inc.	7,116	325
*,1	Kardigan Inc.	15,856	320
*	Artiva Biotherapeutics Inc.	26,549	300
*	Heron Therapeutics Inc.	915,214	291
*	Odyssey Therapeutics Inc.	11,883	291
*	Nautilus Biotechnology Inc.	287,072	279
*	Tenax Therapeutics Inc.	144,209	265
*	CVRx Inc.	88,084	261
*,1	Karyopharm Therapeutics Inc.	113,783	234
*	GMR Solutions Inc. Class A	18,272	222
*	Context Therapeutics Inc.	540,481	211
*	Apnimed Inc.	7,908	208
*,1	Elicio Operating Co. Inc.	75,672	204
*	Braveheart Bio Inc.	7,920	202
*	Connect Biopharma Holdings Ltd.	87,957	194
*,1	Seaport Therapeutics Inc.	7,907	187
*	Vogenx Inc.	5,264	179
*	Blossomhill Therapeutics Inc.	9,495	174
*,1	Latigo Biotherapeutics Inc.	7,915	174
*,1	AirSculpt Technologies Inc.	55,341	139
*	Mobia Medical Inc.	11,883	133
*,2	Inhibrx Inc. CVR	129,632	84
*,1,2	Tobira Therapeutics Inc. CVR	6,227	28
*,1	Scribe Therapeutics Inc.	500	15
*,2	Aduro Biotech Inc. CVR	17,431	3
*,2	Metsera Inc. CVR	690	3
*,2	GTX Inc. CVR	846	1
*,2	Flexion Therape CVR	111	—
*,2	Third Harmonic Bio Inc.	120,158	—
*,2	OmniAb Inc. 12.5 Earnout	14,203	—
*,2	OmniAb Inc. 15 Earnout	14,203	—
*,2	Chinook Therapeutics Inc. CVR	704	—
*,2	Cartesian Therapeutics Inc. CVR	372	—
			3,732,880
Industrials (15.6%)
	Moog Inc. Class A	164,697	61,185
*	Fluor Corp.	826,060	45,029
	Terex Corp.	662,228	42,058
	ESCO Technologies Inc.	152,334	41,592
	Zurn Elkay Water Solutions Corp. Class C	869,579	41,566
	Arcosa Inc.	284,835	41,387
	Federal Signal Corp.	351,082	41,077
	Matson Inc.	175,220	39,391
	EnerSys	214,040	39,353
	Enpro Inc.	123,946	36,715
	GATX Corp.	206,456	36,115
	JBT Marel Corp.	305,322	35,683
	VSE Corp.	162,748	33,962
	Argan Inc.	79,007	33,577
	Installed Building Products Inc.	137,265	33,332
*	ACI Worldwide Inc.	591,334	31,506
	Granite Construction Inc.	256,675	30,945
*	AAR Corp.	229,910	29,725
*	Construction Partners Inc. Class A	278,169	29,542
	Herc Holdings Inc.	192,788	29,369
*	Remitly Global Inc.	1,092,302	29,208
	CSW Industrials Inc.	93,381	28,850
*	Mercury Systems Inc.	324,120	28,305
*	Joby Aviation Inc.	3,896,571	26,653
*	MYR Group Inc.	90,038	26,239
	Brink's Co.	240,369	26,183
	Korn Ferry	303,301	25,947
	Belden Inc.	226,469	25,922
*	Itron Inc.	256,634	24,896
	International Seaways Inc.	242,414	23,912
	AZZ Inc.	173,261	23,764
	UniFirst Corp.	85,020	23,517
*	GEO Group Inc.	736,407	23,425
	Tutor Perini Corp.	263,669	23,340
20

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Badger Meter Inc.	171,252	23,200
*	Archer Aviation Inc. Class A	3,875,122	22,398
	Franklin Electric Co. Inc.	220,186	22,038
	Mueller Water Products Inc. Class A	903,999	21,823
	Griffon Corp.	223,449	21,762
*	CECO Environmental Corp.	303,394	21,602
*,1	Ondas Inc.	2,806,102	21,481
	Scorpio Tankers Inc.	267,709	21,112
*	Mirion Technologies Inc.	1,392,467	20,984
*	Knife River Corp.	333,773	20,928
	Kadant Inc.	69,114	20,675
*	RXO Inc.	964,216	20,490
	Otter Tail Corp.	224,807	20,338
	Standex International Corp.	69,995	20,275
	Exponent Inc.	283,325	20,119
*	Versigent plc	415,037	19,673
*	NCR Atleos Corp.	425,552	19,541
*	OSI Systems Inc.	92,178	19,165
*	CoreCivic Inc.	565,101	18,773
	Atkore Inc.	196,832	18,441
	Maximus Inc.	316,408	18,279
*	Legence Corp. Class A	337,834	18,098
	ArcBest Corp.	128,664	17,752
	HB Fuller Co.	320,784	17,627
	Bel Fuse Inc. Class B	70,217	17,503
	ManpowerGroup Inc.	269,365	16,957
	DHT Holdings Inc.	847,792	16,617
	Boise Cascade Co.	208,940	16,299
	McGrath RentCorp.	142,827	16,059
	ABM Industries Inc.	339,642	15,838
*	CBIZ Inc.	282,803	15,410
*	Resideo Technologies Inc.	791,014	15,314
	Patrick Industries Inc.	186,696	15,257
*	Huron Consulting Group Inc.	95,295	15,237
	Pitney Bowes Inc.	839,468	14,380
	Crane NXT Co.	289,153	14,140
*	DXP Enterprises Inc.	74,959	14,072
	Helios Technologies Inc.	191,945	14,016
*	Ducommun Inc.	80,944	13,875
	Hub Group Inc. Class A	347,347	13,849
	GPGI Inc. Class A	1,040,846	13,760
	Werner Enterprises Inc.	349,160	13,680
*	Astronics Corp.	184,721	13,608
	Trinity Industries Inc.	464,410	13,384
	Kennametal Inc.	446,323	13,095
*	Flywire Corp.	690,396	13,042
*	V2X Inc.	168,881	13,031
	StoneCo. Ltd. Class A	1,335,217	12,952
	Teekay Tankers Ltd. Class A	141,412	12,676
*	Paymentus Holdings Inc. Class A	342,263	12,185
*	Redwire Corp.	1,125,934	12,047
	Greif Inc. Class A	140,761	11,648
*	Sezzle Inc.	94,302	11,368
	Insperity Inc.	212,169	11,319
	TriNet Group Inc.	160,891	11,309
*,1	Intuitive Machines Inc.	735,510	11,297
*	First Advantage Corp.	535,201	11,250
	Enerpac Tool Group Corp.	299,860	11,191
*	Proto Labs Inc.	138,684	11,103
	Dorian LPG Ltd.	216,296	10,823
*	Payoneer Global Inc.	1,521,010	10,814
*	Blue Bird Corp.	183,390	10,664
	EVERTEC Inc.	359,156	10,642
*	Centuri Holdings Inc.	508,852	10,386
*,1	Voyager Technologies Inc. Class A	298,524	10,039
	Alamo Group Inc.	60,820	10,010
*	TIC Solutions Inc.	1,042,259	9,891
*	Firefly Aerospace Inc.	458,766	9,689
*	Masterbrand Inc.	1,168,848	9,643
	ICF International Inc.	105,049	9,360
21

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Gorman-Rupp Co.	122,961	9,271
	Albany International Corp. Class A	166,436	9,226
	SFL Corp. Ltd.	714,566	8,896
*	Hillman Solutions Corp.	1,147,099	8,833
*	Cimpress plc	98,183	8,749
	PagSeguro Digital Ltd. Class A	959,660	8,656
*	ADI Global Distribution Inc.	395,565	8,651
*	Alliance Laundry Holdings Inc.	366,118	8,388
*	Marqeta Inc. Class A	503,830	8,273
	Nordic American Tankers Ltd.	1,184,994	8,094
	Allient Inc.	85,663	8,053
	Greenbrier Cos. Inc.	177,763	8,012
*	Gibraltar Industries Inc.	173,771	7,818
*	Amprius Technologies Inc.	790,270	7,808
	Dlocal Ltd.	523,121	7,758
*	Everforth Inc.	233,934	7,584
	United States Lime & Minerals Inc.	63,465	7,497
*	Willdan Group Inc.	84,269	7,411
	Napco Security Technologies Inc.	200,377	7,262
	Tennant Co.	103,254	7,186
	Myers Industries Inc.	217,829	6,990
*	Donnelley Financial Solutions Inc.	142,790	6,897
	Lindsay Corp.	59,869	6,880
*	Vestis Corp.	534,234	6,683
*	O-I Glass Inc.	894,443	6,503
*,1	Eos Energy Enterprises Inc.	1,980,008	6,376
	CRA International Inc.	36,507	6,370
*	Upwork Inc.	691,630	6,245
	TriMas Corp.	157,796	6,119
	Deluxe Corp.	257,941	5,958
	Tecnoglass Holdings Inc.	147,011	5,836
*	Babcock & Wilcox Enterprises Inc.	770,709	5,811
	Preformed Line Products Co.	14,494	5,810
*	FLEX LNG Ltd.	182,421	5,775
	Astec Industries Inc.	133,698	5,689
	Kforce Inc.	97,263	5,600
	Douglas Dynamics Inc.	134,196	5,511
*,1	Red Cat Holdings Inc.	639,385	5,492
*,1	PureCycle Technologies Inc.	838,478	5,475
	Cadre Holdings Inc.	181,223	5,375
*	Graham Corp.	61,536	5,367
	Quanex Building Products Corp.	267,460	5,141
	Marten Transport Ltd.	341,125	4,919
*	Evolv Technologies Holdings Inc.	944,119	4,919
	Genco Shipping & Trading Ltd.	187,473	4,917
	Apogee Enterprises Inc.	121,933	4,763
	Barrett Business Services Inc.	138,443	4,762
	National Presto Industries Inc.	31,357	4,757
	Navigator Holdings Ltd.	213,266	4,715
*	Transcat Inc.	53,876	4,660
*	CryoPort Inc.	284,543	4,553
*	BrightView Holdings Inc.	408,326	4,537
*	BlackSky Technology Inc.	192,619	4,449
*	Vishay Precision Group Inc.	70,090	4,332
*	Target Hospitality Corp.	233,501	4,324
*	Legalzoom.com Inc.	691,403	4,307
	Teekay Corp. Ltd.	323,651	4,259
*	Green Dot Corp. Class A	315,550	4,194
	Ardagh Metal Packaging SA	814,632	4,138
	Costamare Inc.	259,380	3,963
*	Manitowoc Co. Inc.	203,550	3,953
	Mesa Laboratories Inc.	30,737	3,930
*	Verra Mobility Corp.	883,272	3,913
*	Beta Technologies Inc. Class A	194,457	3,909
*,1	Enovix Corp.	1,141,962	3,860
*	Pattern Group Inc. Class A	186,136	3,859
*	Janus International Group Inc.	767,630	3,807
	LSI Industries Inc.	193,031	3,781
	Cass Information Systems Inc.	66,926	3,755
*	Cardinal Infrastructure Group Inc. Class A	98,575	3,645
22

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Ardmore Shipping Corp.	205,781	3,579
	Willis Lease Finance Corp.	65,827	3,563
	Miller Industries Inc.	63,565	3,561
*	Bowman Consulting Group Ltd.	83,446	3,554
*	BlueLinx Holdings Inc.	44,217	3,521
	Park Aerospace Corp.	106,285	3,459
*	Onterris Inc.	196,973	3,293
	Insteel Industries Inc.	109,098	3,284
*	Custom Truck One Source Inc.	352,536	3,247
*	LightPath Technologies Inc. Class A	318,337	3,202
*	Paysign Inc.	255,334	3,181
	Covenant Logistics Group Inc.	89,081	3,149
*	Resolute Holdings Management Inc.	23,077	3,127
	Wabash National Corp.	228,747	3,086
	Ennis Inc.	143,571	3,064
	Kelly Services Inc. Class A	172,149	2,961
	Greif Inc. Class B	27,697	2,926
	Columbus McKinnon Corp.	165,069	2,915
*	Himalaya Shipping Ltd.	169,909	2,844
	Heartland Express Inc.	222,985	2,756
	Safe Bulkers Inc.	317,604	2,741
*	3D Systems Corp.	833,494	2,734
*	Aebi Schmidt Holding AG	215,603	2,727
*	Satellogic Inc. Class A	547,780	2,668
	Luxfer Holdings plc	155,240	2,667
*	Limbach Holdings Inc.	64,107	2,642
*	Atlanticus Holdings Corp.	29,183	2,640
	Park-Ohio Holdings Corp.	57,902	2,613
*	Hyliion Holdings Corp.	735,890	2,554
*	Titan Machinery Inc.	122,231	2,514
*,1	TAT Technologies Ltd.	68,839	2,501
	Karat Packaging Inc.	49,675	2,367
*	Frequency Electronics Inc.	39,014	2,351
*	International Money Express Inc.	161,103	2,331
*	Energy Recovery Inc.	300,720	2,319
*,1	Spire Global Inc.	174,439	2,315
*,1	Forward Industries Inc.	357,313	2,265
*	Forward Air Corp.	132,517	2,253
*	IBEX Holdings Ltd.	57,930	2,228
*	Strata Critical Medical Inc.	391,610	2,217
	FTAI Infrastructure Inc.	632,906	2,203
*	Titan International Inc.	305,363	2,196
	Hyster-Yale Inc.	64,607	2,188
*	Titan America SA	144,726	2,159
*	L B Foster Co. Class A	56,952	2,136
*	Orion Group Holdings Inc.	225,533	2,120
*	I3 Verticals Inc. Class A	127,274	2,043
*,1	Richtech Robotics Inc. Class B	1,076,179	2,012
	Bel Fuse Inc. Class A	9,810	2,009
*	Aspen Aerogels Inc.	390,248	1,924
*	Mistras Group Inc.	102,261	1,918
*	Distribution Solutions Group Inc.	54,653	1,901
*	M-Tron Industries Inc.	24,076	1,834
*	Aevex Corp. Class A	103,943	1,829
*	Power Solutions International Inc.	49,613	1,801
*	Radiant Logistics Inc.	209,794	1,792
	Quad / Graphics Inc.	172,099	1,731
*	TrueBlue Inc.	164,269	1,723
*	Matrix Service Co.	157,272	1,700
	Pangaea Logistics Solutions Ltd.	206,248	1,675
*	Mayville Engineering Co. Inc.	84,316	1,632
*,1	Virgin Galactic Holdings Inc.	556,334	1,624
*	Innovative Solutions & Support Inc.	84,966	1,614
*	ZipRecruiter Inc. Class A	378,767	1,614
	Twin Disc Inc.	66,350	1,523
*	Lightbridge Corp.	196,485	1,480
*	Conduent Inc.	828,493	1,425
*	Sky Harbour Group Corp.	129,294	1,363
*	Repay Holdings Corp.	373,656	1,341
*	Ranpak Holdings Corp.	281,236	1,336
23

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	CPI Card Group Inc.	45,977	1,332
*	Eve Holding Inc.	571,821	1,287
*	Core Molding Technologies Inc.	48,113	1,205
*,1	Palladyne AI Corp.	207,623	1,186
*	AerSale Corp.	213,138	1,170
*	Hudson Technologies Inc.	213,767	1,142
*,1	Velo3D Inc.	94,697	1,128
	Kronos Worldwide Inc.	126,614	1,117
*	Gencor Industries Inc.	60,053	1,115
*	Taylor Devices Inc.	18,534	1,112
*	TSS Inc.	140,403	1,105
*	Franklin Covey Co.	53,968	1,098
*	Concrete Pumping Holdings Inc.	119,707	1,081
*	Priority Technology Holdings Inc.	197,438	1,048
	Information Services Group Inc.	204,122	1,045
*,1	Sidus Space Inc. Class A	474,676	1,030
*	Costamare Bulkers Holdings Ltd.	49,124	1,006
*,1	York Space Systems Inc.	109,523	996
*,1	AIRO Group Holdings Inc.	127,531	972
*	Paysafe Ltd.	139,475	898
*	Acacia Research Corp.	201,707	896
*	Microvast Holdings Inc.	1,213,576	871
*	AirJoule Technologies Corp.	186,261	844
	Espey Mfg. & Electronics Corp.	13,290	832
*	Advantage Solutions Inc.	24,851	819
	Universal Logistics Holdings Inc.	41,406	773
*	Proficient Auto Logistics Inc.	142,200	717
*	Alta Equipment Group Inc.	115,216	680
*,1	Swarmer Inc.	20,296	673
*	FreightCar America Inc.	85,508	589
*,1	Starfighters Space Inc.	176,867	587
*	Commercial Vehicle Group Inc.	177,817	551
	HireQuest Inc.	32,779	523
*	RF Industries Ltd.	48,365	510
*	ERock Inc. Class A	39,653	468
	EVI Industries Inc.	30,629	429
*	Smith-Midland Corp.	16,250	427
*	PAMT Corp.	28,422	345
*,1	Energous Corp.	30,624	339
*	ITG Inc. Class A	27,714	337
	NLI Holdings Inc.	48,935	326
	Public Policy Holding Co. Inc.	26,262	285
*	Lyntris Inc.	19,805	269
*	INNOVATE Corp.	31,827	237
*	Applied Aerospace & Defense Inc.	17,072	225
*,1	Toyo Co. Ltd.	47,270	199
*,1	Shimmick Corp.	29,331	104
*,1,2	Trinseo plc	464	—
			2,809,475
Real Estate (6.0%)
	CareTrust REIT Inc.	1,306,724	50,897
	Ryman Hospitality Properties Inc.	390,249	49,468
*	Compass Inc. Class A	4,133,708	43,652
	Terreno Realty Corp.	615,517	40,753
	Macerich Co.	1,643,652	38,823
	Essential Properties Realty Trust Inc.	1,268,530	38,056
	Kite Realty Group Trust	1,189,504	30,689
	Sabra Health Care REIT Inc.	1,468,422	29,941
	HA Sustainable Infrastructure Capital Inc.	741,738	29,336
	Phillips Edison & Co. Inc.	739,899	28,597
	Outfront Media Inc.	927,685	27,255
	Tanger Inc.	659,766	24,880
	COPT Defense Properties	667,730	24,038
	SL Green Realty Corp.	418,961	23,453
	Broadstone Net Lease Inc.	1,119,724	23,357
	Independence Realty Trust Inc.	1,380,408	22,335
	LXP Industrial Trust	338,323	20,540
	Apple Hospitality REIT Inc.	1,264,430	20,168
	National Health Investors Inc.	279,356	19,865
24

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Highwoods Properties Inc.	642,449	19,659
*	Cushman & Wakefield Ltd.	1,373,993	18,535
*	Opendoor Technologies Inc.	5,415,377	17,329
	Curbline Properties Corp.	569,333	16,983
	Park Hotels & Resorts Inc.	1,085,615	16,610
	DigitalBridge Group Inc.	1,029,005	16,371
	Acadia Realty Trust	784,976	16,068
	Four Corners Property Trust Inc.	639,938	15,922
	Urban Edge Properties	743,835	15,740
	St. Joe Co.	223,597	14,780
	InvenTrust Properties Corp.	456,058	14,735
	DiamondRock Hospitality Co.	1,189,829	14,647
	Newmark Group Inc. Class A	911,172	13,877
	Pebblebrook Hotel Trust	652,251	11,819
	Sunstone Hotel Investors Inc.	1,049,734	11,726
[1]	NETSTREIT Corp.	569,879	11,603
	LTC Properties Inc.	285,808	11,524
	Global Net Lease Inc.	1,222,219	11,220
	Douglas Emmett Inc.	953,332	11,021
	Getty Realty Corp.	334,885	10,857
	Smartstop Self Storage REIT Inc.	324,545	10,538
	Xenia Hotels & Resorts Inc.	539,324	10,112
	Diversified Healthcare Trust	1,283,557	9,717
	Innovative Industrial Properties Inc.	165,678	9,430
	RLJ Lodging Trust	719,076	7,939
	UMH Properties Inc.	473,564	7,790
*	Piedmont Realty Trust Inc.	729,947	6,986
	American Assets Trust Inc.	285,935	6,422
	Easterly Government Properties Inc.	256,704	6,297
	CBL & Associates Properties Inc.	107,544	5,882
	Service Properties Trust	675,602	5,270
	Centerspace	98,540	5,172
	Safehold Inc.	326,772	4,947
	National Healthcare Properties Inc.	261,653	4,202
	Marcus & Millichap Inc.	132,463	4,194
	JBG SMITH Properties	346,809	4,179
	CTO Realty Growth Inc.	190,438	4,064
*	Hudson Pacific Properties Inc.	308,009	3,872
	Empire State Realty Trust Inc. Class A	825,666	3,740
	Gladstone Commercial Corp.	282,532	3,664
[1]	Postal Realty Trust Inc. Class A	153,863	3,608
	Summit Hotel Properties Inc.	600,885	3,515
	Alexander's Inc.	12,546	3,408
	Chatham Lodging Trust	260,115	3,389
*	Forestar Group Inc.	113,450	3,207
	NexPoint Residential Trust Inc.	131,956	3,129
	Universal Health Realty Income Trust	75,149	3,080
	Brandywine Realty Trust	976,406	2,949
	AH Realty Trust Inc.	442,052	2,865
	Industrial Logistics Properties Trust	326,752	2,697
	Chiron Real Estate Inc.	73,079	2,667
	Saul Centers Inc.	76,428	2,492
*	Real REMAX Group Inc.	129,742	2,463
	One Liberty Properties Inc.	101,895	2,438
	Farmland Partners Inc.	236,683	2,435
	FrontView REIT Inc.	124,087	2,395
	Community Healthcare Trust Inc.	159,010	2,339
	AGNT Inc.	544,421	2,243
	Gladstone Land Corp.	233,668	2,145
*	Tejon Ranch Co.	123,516	1,986
	RMR Group Inc. Class A	90,602	1,750
	Alpine Income Property Trust Inc.	89,031	1,733
*	FRP Holdings Inc.	67,459	1,494
*	Seaport Entertainment Group Inc.	43,481	1,143
	NET Lease Office Properties	86,586	989
	Orion Properties Inc.	309,887	883
	SITE Centers Corp.	293,156	865
	BRT Apartments Corp.	57,855	828
*	Douglas Elliman Inc.	422,644	782
	Braemar Hotels & Resorts Inc.	340,855	689
25

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Strawberry Fields REIT Inc.	46,261	624
*	Maui Land & Pineapple Co. Inc.	36,711	582
*	Comstock Holding Cos. Inc.	20,599	407
*	Transcontinental Realty Investors Inc.	6,581	240
*	American Realty Investors Inc.	7,616	114
			1,070,119
Technology (10.9%)
*	JFrog Ltd.	627,633	62,807
*	Hut 8 Corp.	594,005	46,713
*	Silicon Laboratories Inc.	190,704	41,774
*	Zeta Global Holdings Corp. Class A	1,305,964	40,446
*	Qualys Inc.	209,178	38,936
*	Plexus Corp.	155,794	37,308
*,1	D-Wave Quantum Inc.	2,123,729	36,528
*	Commvault Systems Inc.	257,484	35,409
*	ServiceTitan Inc. Class A	352,956	34,604
*	Novanta Inc.	208,604	30,502
*,1	Cipher Digital Inc.	1,952,464	30,263
*,1	Rigetti Computing Inc.	1,927,588	30,186
*	MaxLinear Inc.	498,035	29,837
*	Core Scientific Inc.	1,805,280	29,426
*	Impinj Inc.	168,213	29,323
*	Varonis Systems Inc.	656,956	28,755
*	Box Inc. Class A	789,267	28,240
*	Insight Enterprises Inc.	165,613	26,005
*	Tenable Holdings Inc.	661,028	25,218
*	Xometry Inc. Class A	266,025	24,658
	Clear Secure Inc. Class A	548,430	24,213
	Vishay Intertechnology Inc.	794,906	24,189
*	Diodes Inc.	264,519	24,018
*	Workiva Inc.	299,169	23,934
	Kulicke & Soffa Industries Inc.	298,282	23,880
*	Q2 Holdings Inc.	365,382	23,764
*	ACM Research Inc. Class A	310,020	22,576
*	AXT Inc.	359,033	21,761
*	Synaptics Inc.	223,668	21,633
*	Axcelis Technologies Inc.	180,370	20,802
*	Fastly Inc. Class A	880,678	20,071
*	Magnite Inc.	830,025	19,497
*	Braze Inc. Class A	550,279	18,732
*	SPS Commerce Inc.	214,500	18,318
*	Agilysys Inc.	151,406	17,625
*	Ultra Clean Holdings Inc.	258,605	17,541
*	Navan Inc. Class A	599,714	17,428
*	Freshworks Inc. Class A	1,233,945	17,177
*	Ambarella Inc.	245,199	17,012
*	Cleanspark Inc.	1,455,429	16,912
	Power Integrations Inc.	322,282	16,559
*,1	SoundHound AI Inc. Class A	2,300,432	16,471
	Adeia Inc.	641,106	16,175
*	Teradata Corp.	550,078	15,952
*	NetScout Systems Inc.	410,542	15,941
*	Alarm.com Holdings Inc.	275,278	15,845
*	Cargurus Inc.	433,145	15,446
*	Veeco Instruments Inc.	345,955	15,326
*	Five9 Inc.	440,098	15,210
	Benchmark Electronics Inc.	207,339	14,572
*	Penguin Solutions Inc.	289,316	14,200
*	Intapp Inc.	322,733	13,997
*	nCino Inc.	617,947	13,966
*	Aehr Test Systems	175,978	13,950
*	nLight Inc.	321,291	13,581
*	AvePoint Inc.	975,023	13,572
*	LiveRamp Holdings Inc.	359,498	13,560
	ePlus Inc.	152,445	13,411
*	Rogers Corp.	104,216	13,086
*	Ouster Inc.	360,298	12,409
*	Cohu Inc.	268,581	12,382
*	Navitas Semiconductor Corp.	1,056,771	12,248
26

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Progress Software Corp.	242,784	11,234
*	DXC Technology Co.	989,529	11,182
*	Ziff Davis Inc.	200,406	11,052
*	DoubleVerify Holdings Inc.	811,076	10,868
*	Ichor Holdings Ltd.	201,805	10,811
*	Keel Infrastructure Corp.	3,392,744	10,687
	A10 Networks Inc.	416,555	10,576
*	Innodata Inc.	182,924	10,321
*,1	Globant SA	248,190	10,104
*	Blackbaud Inc.	207,948	9,994
*	Appian Corp. Class A	229,456	9,855
*,1	Quantum Computing Inc.	1,186,080	9,761
*	BlackLine Inc.	286,111	9,505
*	Photronics Inc.	334,338	9,408
	CTS Corp.	164,425	9,285
*	NextNav Inc.	583,214	9,256
*	Trump Media & Technology Group Corp.	938,242	9,167
*	Diebold Nixdorf Inc.	130,882	8,879
*,1	Infleqtion Inc.	676,613	8,843
*,1	BigBear.ai Holdings Inc.	2,810,816	8,798
*	C3.ai Inc. Class A	789,996	8,548
*	Via Transportation Inc. Class A	303,744	8,484
*	PDF Solutions Inc.	190,160	8,458
*	Bandwidth Inc. Class A	170,589	8,262
*	Stubhub Holdings Inc. Class A	1,283,793	8,191
*,1	Bitdeer Technologies Group Class A	746,785	8,103
*	Alkami Technology Inc.	390,768	7,972
*	Amplitude Inc. Class A	554,077	7,813
	Concentrix Corp.	245,577	7,392
*	ScanSource Inc.	124,474	7,106
*	Digital Turbine Inc.	648,589	6,979
*	Yelp Inc.	308,064	6,885
*	NCR Voyix Corp.	810,767	6,794
*	PagerDuty Inc.	469,886	6,644
*	Schrodinger Inc.	332,875	6,491
*	Ambiq Micro Inc.	106,855	6,231
*	ZoomInfo Technologies Inc.	1,415,418	6,001
*	Vertex Inc. Class A	418,083	5,920
*,1	RUM Group Inc.	650,061	5,825
*	Asana Inc. Class A	561,033	5,756
*	Sprinklr Inc. Class A	636,656	5,227
*	Rapid7 Inc.	383,495	5,162
	PC Connection Inc.	63,705	5,088
*	Red Violet Inc.	65,699	4,807
*	Mitek Systems Inc.	259,665	4,793
*	Backblaze Inc. Class A	337,065	4,763
*	Life360 Inc.	108,421	4,647
*,1	indie Semiconductor Inc. Class A	1,232,538	4,579
*,1	Wolfspeed Inc. (XNYS)	166,035	4,549
*	PAR Technology Corp.	241,038	4,532
*	Kopin Corp.	1,007,928	4,475
*	Daktronics Inc.	228,810	4,469
*	Arteris Inc.	201,250	4,403
*	CEVA Inc.	159,391	4,312
*	EverQuote Inc. Class A	162,574	4,136
*	Clarivate plc	2,011,128	4,123
*	Consensus Cloud Solutions Inc.	103,787	3,970
*	PubMatic Inc. Class A	224,529	3,734
	Methode Electronics Inc.	201,366	3,671
*	Sprout Social Inc. Class A	313,182	3,564
	OneSpan Inc.	214,893	3,550
*	Alpha & Omega Semiconductor Ltd.	141,947	3,500
*	Yext Inc.	497,550	3,368
*	Kimball Electronics Inc.	138,816	3,279
*	Grid Dynamics Holdings Inc.	381,253	3,042
*	Nextdoor Holdings Inc.	1,347,386	3,032
	NVE Corp.	28,159	2,819
*	Weave Communications Inc.	376,108	2,749
	Climb Global Solutions Inc.	96,043	2,740
*	Taboola.com Ltd.	734,334	2,739
27

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Bit Digital Inc.	1,887,981	2,700
*,1	Groupon Inc.	136,281	2,614
*	Aeva Technologies Inc.	160,810	2,518
*	Grindr Inc.	151,299	2,342
[1]	Xerox Holdings Corp.	701,096	2,265
*	Mediaalpha Inc. Class A	176,974	2,233
*	Powerfleet Inc. NJ	737,726	2,213
*	Cerence Inc.	255,969	2,160
*	Ibotta Inc. Class A	57,156	2,127
*,1	Serve Robotics Inc.	412,011	2,007
*	NerdWallet Inc. Class A	189,713	1,874
*	Everspin Technologies Inc.	111,928	1,819
*	Simulations Plus Inc.	98,500	1,812
*,1	Rackspace Technology Inc.	527,566	1,651
*	N-able Inc.	411,387	1,637
*	Blend Labs Inc. Class A	1,055,492	1,636
*	Rimini Street Inc.	288,543	1,619
*	Bumble Inc. Class A	583,753	1,600
*	Telos Corp.	322,042	1,552
	Hackett Group Inc.	129,118	1,447
*	Duos Technologies Group Inc.	151,909	1,410
*,1	SharonAI Holdings Inc.	24,671	1,353
*	One Stop Systems Inc.	128,616	1,340
*	SmartRent Inc.	983,628	1,308
*	Asure Software Inc.	142,254	1,297
*	Viant Technology Inc. Class A	98,785	1,272
	Richardson Electronics Ltd.	71,258	1,234
*,1	Whitefiber Inc.	65,072	1,231
	Immersion Corp.	161,141	1,221
*,1	Chaince Digital Holdings Inc.	381,798	1,142
*	Commerce.com Inc.	437,957	1,055
*	QuickLogic Corp.	95,074	1,020
*	Unisys Corp.	374,780	1,012
*	GSI Technology Inc.	182,656	1,012
*	Amtech Systems Inc.	67,596	988
*	Aeluma Inc.	74,268	973
*,1	Atomera Inc.	219,647	914
*	Kaltura Inc.	529,272	836
*	Domo Inc. Class B	220,044	832
	Shutterstock Inc.	150,099	832
*	Angi Inc.	168,562	784
*,1	Z Squared Inc.	251,640	742
*,1	EverCommerce Inc.	82,751	734
*	eGain Corp.	96,998	724
*	inTEST Corp.	66,959	723
*	CS Disco Inc.	165,002	723
*	TechTarget Inc.	176,819	684
*,1	Soluna Holdings Inc.	599,182	647
*	1stdibs.com Inc.	137,588	601
	ReposiTrak Inc.	71,083	569
*	Silvaco Group Inc.	69,470	482
*	Digimarc Corp.	76,890	460
*,1	ZenaTech Inc.	250,873	439
*	Tucows Inc. Class A	39,942	423
*,1	Veritone Inc.	486,430	386
*	Csquare Inc.	18,839	366
*,1	Syntec Optics Holdings Inc.	40,216	329
*	Intellicheck Inc.	108,198	299
*,1	Brand Engagement Network Inc.	25,634	289
*,1	Blaize Holdings Inc.	496,792	242
*	Liftoff Mobile Inc.	3,415	63
*,1	WeShop Holdings Ltd. Class A	8,024	40
			1,952,000
Telecommunications (1.6%)
	InterDigital Inc.	150,236	50,334
*	Viasat Inc.	730,295	49,127
*	Lumen Technologies Inc.	5,592,592	34,954
	Telephone & Data Systems Inc.	576,499	19,416
*	Extreme Networks Inc.	746,832	16,796
28

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Digi International Inc.	216,205	16,202
*	Calix Inc.	340,594	12,983
*	Uniti Group Inc.	982,944	9,751
*	Vistance Networks Inc.	1,278,525	8,068
*	Harmonic Inc.	638,328	7,647
	IDT Corp. Class B	95,342	6,504
*	Liberty Latin America Ltd. Class C	747,225	6,389
*	Anterix Inc.	66,017	6,000
*	Liberty Capital Corp. Class C	193,239	5,030
*	Lightwave Logic Inc.	923,926	5,017
	Shenandoah Telecommunications Co.	289,676	3,583
*	ADTRAN Holdings Inc.	441,930	3,425
*	Ooma Inc.	147,862	3,348
*	NETGEAR Inc.	152,498	3,227
	Cogent Communications Holdings Inc.	282,902	2,699
*	Clearfield Inc.	66,108	1,918
	ATN International Inc.	58,108	1,753
*,1	fuboTV Inc. Class A	165,327	1,741
*	Xperi Inc.	264,804	1,573
*	Liberty Latin America Ltd. Class A	176,803	1,522
*	8x8 Inc.	799,248	1,503
*,1	Optimum Communications Inc. Class A	1,527,748	1,486
*	Aviat Networks Inc.	68,453	1,364
	Spok Holdings Inc.	120,718	1,269
*	BK Technologies Corp.	17,455	1,263
*	Gogo Inc.	460,633	1,161
*	Lantronix Inc.	204,106	1,082
*	Ribbon Communications Inc.	537,699	1,070
*	Cable One Inc.	30,026	822
*	Crexendo Inc.	106,844	656
*	KVH Industries Inc.	71,988	544
*	Liberty Capital Corp.	19,076	509
*	Inseego Corp.	68,907	288
*	Hawkeye 360 Inc.	7,926	150
			292,174
Utilities (3.1%)
	Southwest Gas Holdings Inc.	424,741	37,517
	Ormat Technologies Inc. (XNYS)	361,368	36,860
	TXNM Energy Inc.	599,389	34,531
*	Casella Waste Systems Inc. Class A	367,554	33,907
	Portland General Electric Co.	679,900	33,220
	Black Hills Corp.	447,225	32,057
	New Jersey Resources Corp.	591,831	31,568
	ONE Gas Inc.	366,815	29,077
	Spire Inc.	340,793	27,891
	Brookfield Infrastructure Corp. Class A (XTSE)	726,206	27,756
	Northwestern Energy Group Inc.	360,414	24,926
	American States Water Co.	229,480	20,490
	Chesapeake Utilities Corp.	139,729	18,659
	Avista Corp.	482,683	17,937
	California Water Service Group	349,735	17,476
*	NuScale Power Corp.	1,871,947	17,353
	MGE Energy Inc.	216,385	16,811
	H2O America	203,733	12,911
	Northwest Natural Holding Co.	246,772	12,109
*	Sunrun Inc.	1,343,952	11,518
*	Hawaiian Electric Industries Inc.	954,646	10,711
	Middlesex Water Co.	107,072	6,210
	Unitil Corp.	103,826	5,559
	Excelerate Energy Inc. Class A	138,915	5,504
*,1	NANO Nuclear Energy Inc.	250,350	4,579
*	Hallador Energy Co.	202,858	3,363
*	Enviri Corp.	150,845	3,361
	York Water Co.	94,658	3,226
	Consolidated Water Co. Ltd.	88,917	2,647
*	Perma-Fix Environmental Services Inc.	101,446	1,841
	Genie Energy Ltd. Class B	121,038	1,796
*	Cadiz Inc.	327,928	1,302
*	Pure Cycle Corp.	114,733	1,273
29

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	RGC Resources Inc.	48,762	1,044
	Global Water Resources Inc.	79,977	735
*	Net Power Inc.	242,036	431
*	EagleRock Land LLC Class A	11,896	302
*	Fervo Energy Co. Class A	16,864	259
			548,717
Total Common Stocks (Cost $16,808,666)			17,953,405
Rights (0.0%)
*	Gen Digital Inc. Exp. 4/17/2027 (Cost $—)	105	—
Warrants (0.0%)
*	Neighborhood Intelligence Inc. Exp. 10/7/2026 (Cost $—)	240	—
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[3,4]	Vanguard Market Liquidity Fund, 3.731% (Cost $399,772)	3,998,509	399,811
Total Investments (102.0%) (Cost $17,208,438)			18,353,216
Other Assets and Liabilities—Net (-2.0%)			(360,522)
Net Assets (100%)			17,992,694
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $328,983.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $361,296 was received for securities on loan.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	225	33,285	(285)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
First BanCorp	3/12/2027	CITNA	6,773	(3.630)	—	(41)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
30

Russell 2000 Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $16,808,666)	17,953,405
Affiliated Issuers (Cost $399,772)	399,811
Total Investments in Securities	18,353,216
Investment in Vanguard	374
Cash Collateral Pledged—Futures Contracts	2,510
Receivables for Investment Securities Sold	210
Receivables for Accrued Income	11,217
Receivables for Capital Shares Issued	141
Total Assets	18,367,668
Liabilities
Due to Custodian	294
Payables for Investment Securities Purchased	11,827
Collateral for Securities on Loan	361,296
Payables for Capital Shares Redeemed	829
Payables to Vanguard	476
Variation Margin Payable—Futures Contracts	211
Unrealized Depreciation—Over-the-Counter Swap Contracts	41
Total Liabilities	374,974
Net Assets	17,992,694
1 Includes $328,983 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	19,289,745
Total Distributable Earnings (Loss)	(1,297,051)
Net Assets	17,992,694

ETF Shares—Net Assets
Applicable to 145,450,030 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,288,320
Net Asset Value Per Share—ETF Shares	$118.86

Institutional Shares—Net Assets
Applicable to 1,548,711 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	704,374
Net Asset Value Per Share—Institutional Shares	$454.81

See accompanying Notes, which are an integral part of the Financial Statements.
31

Russell 2000 Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	184,384
Interest[2]	854
Securities Lending—Net	10,352
Total Income	195,590
Expenses
The Vanguard Group—Note C
Investment Advisory Services	159
Management and Administrative—ETF Shares[3]	7,641
Management and Administrative—Institutional Shares[3]	298
Marketing and Distribution—ETF Shares	694
Marketing and Distribution—Institutional Shares	18
Custodian Fees	242
Auditing Fees	33
Accounting Fees[3]	62
Shareholders’ Reports—ETF Shares[3]	701
Shareholders’ Reports—Institutional Shares[3]	6
Trustees’ Fees and Expenses	8
Other Expenses	22
Total Expenses	9,884
Net Investment Income	185,706
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	2,338,496
Futures Contracts	7,365
Swap Contracts	7,954
Realized Net Gain (Loss)	2,353,815
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,092,198
Futures Contracts	(1,328)
Swap Contracts	(41)
Change in Unrealized Appreciation (Depreciation)	1,090,829
Net Increase (Decrease) in Net Assets Resulting from Operations	3,630,350

1	Dividends are net of foreign withholding taxes of $336.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $717, $10, and ($2), respectively. Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Includes $2,745,782 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
32

Russell 2000 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	185,706	163,256
Realized Net Gain (Loss)	2,353,815	781,249
Change in Unrealized Appreciation (Depreciation)	1,090,829	192,244
Net Increase (Decrease) in Net Assets Resulting from Operations	3,630,350	1,136,749
Distributions
ETF Shares	(181,208)	(150,040)
Institutional Shares	(7,123)	(6,146)
Total Distributions	(188,331)	(156,186)
Capital Share Transactions
ETF Shares	1,597,140	1,200,778
Institutional Shares	82,525	(81,808)
Net Increase (Decrease) from Capital Share Transactions	1,679,665	1,118,970
Total Increase (Decrease)	5,121,684	2,099,533
Net Assets
Beginning of Period	12,871,010	10,771,477
End of Period	17,992,694	12,871,010

See accompanying Notes, which are an integral part of the Financial Statements.
33

Russell 2000 Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$95.12	$89.03	$76.28	$74.02	$91.28
Investment Operations
Net Investment Income[1]	1.283	1.163	1.147	1.207	1.030
Net Realized and Unrealized Gain (Loss) on Investments	23.766	6.033	12.798	2.207	(17.254)
Total from Investment Operations	25.049	7.196	13.945	3.414	(16.224)
Distributions
Dividends from Net Investment Income	(1.309)	(1.106)	(1.195)	(1.154)	(1.036)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.309)	(1.106)	(1.195)	(1.154)	(1.036)
Net Asset Value, End of Period	$118.86	$95.12	$89.03	$76.28	$74.02
Total Return	26.54%	8.21%	18.50%	4.75%	-17.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,288	$12,380	$10,229	$6,455	$5,255
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.10%[2]	0.10%[2]	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	1.19%	1.33%	1.44%	1.64%	1.26%
Portfolio Turnover Rate[3]	21%	14%	12%	15%	19%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Russell 2000 Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$363.98	$340.66	$291.86	$283.22	$349.26
Investment Operations
Net Investment Income[1]	4.914	4.488	4.441	4.671	4.063
Net Realized and Unrealized Gain (Loss) on Investments	90.942	23.096	48.984	8.434	(66.085)
Total from Investment Operations	95.856	27.584	53.425	13.105	(62.022)
Distributions
Dividends from Net Investment Income	(5.026)	(4.264)	(4.625)	(4.465)	(4.018)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.026)	(4.264)	(4.625)	(4.465)	(4.018)
Net Asset Value, End of Period	$454.81	$363.98	$340.66	$291.86	$283.22
Total Return	26.54%	8.22%	18.53%	4.76%	-17.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$704	$491	$542	$474	$487
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%[2]	0.08%[2]	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.19%	1.33%	1.46%	1.67%	1.29%
Portfolio Turnover Rate[3]	21%	14%	12%	15%	19%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Russell 2000 Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
36

Russell 2000 Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $374,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
37

Russell 2000 Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	17,953,286	—	119	17,953,405
Rights	—	—	—	—
Warrants	—	—	—	—
Temporary Cash Investments	399,811	—	—	399,811
Total	18,353,097	—	119	18,353,216

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(285)	—	—	(285)
Swap Contracts	—	(41)	—	(41)
Total	(285)	(41)	—	(326)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	2,753,780
Total Distributable Earnings (Loss)	(2,753,780)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	31,702
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,056,939
Capital Loss Carryforwards	(2,385,692)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(1,297,051)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	188,331	156,186
Long-Term Capital Gains	—	—
Total	188,331	156,186

*	Includes short-term capital gains, if any.
38

Russell 2000 Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,296,277
Gross Unrealized Appreciation	2,894,587
Gross Unrealized Depreciation	(1,837,648)
Net Unrealized Appreciation (Depreciation)	1,056,939
F.
During the year ended August 31, 2026, the fund purchased $3,313,872,000 of investment securities and sold $3,175,838,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $7,582,501,000 and $5,992,751,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $173,164,000 and sales were $627,786,000, resulting in net realized loss of $77,660,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital share transactions for each class of shares were:

	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	7,831,550	70,450	5,491,482	63,750
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,234,410)	(55,150)	(4,290,704)	(48,500)
Net Increase (Decrease)—ETF Shares	1,597,140	15,300	1,200,778	15,250
Institutional Shares
Issued	185,303	448	65,255	195
Issued in Lieu of Cash Distributions	5,989	15	5,609	17
Redeemed	(108,767)	(262)	(152,672)	(455)
Net Increase (Decrease)—Institutional Shares	82,525	201	(81,808)	(243)
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
39

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Russell 2000 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Russell 2000 Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
40

Tax information (unaudited)
For corporate shareholders, 68.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $127,084,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $372,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $35,463,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
Q18510 102026
41

Financial Statements
For the year ended August 31, 2026
Vanguard Russell 2000 Value Index Fund

Russell 2000 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (3.7%)
	SSR Mining Inc. (XTSE)	191,337	7,196
	Commercial Metals Co.	88,417	5,965
	UFP Industries Inc.	53,689	4,538
	Cabot Corp.	49,021	4,055
	Avient Corp.	87,669	3,863
	Ashland Inc.	43,615	3,198
	Innospec Inc.	23,596	2,215
	Quaker Chemical Corp.	13,087	2,170
	Minerals Technologies Inc.	29,419	2,086
	Huntsman Corp.	157,265	1,507
	FMC Corp.	119,303	1,376
	Stepan Co.	20,623	1,291
	Sylvamo Corp.	31,823	1,143
	Worthington Steel Inc.	31,380	1,081
	Ryerson Holding Corp.	42,559	1,067
	Koppers Holdings Inc.	17,153	787
[1]	Elemental Royalty Corp.	33,530	722
*	Metallus Inc.	34,805	679
	Mativ Holdings Inc.	51,814	616
*	LSB Industries Inc.	56,607	604
	Tronox Holdings plc	111,584	590
*	Rayonier Advanced Materials Inc.	58,789	505
*	McEwen Mining Inc.	24,456	493
	Ferroglobe plc	114,178	469
	AdvanSix Inc.	24,929	419
*	Intrepid Potash Inc.	10,357	400
	Caledonia Mining Corp. plc	15,658	396
*	Magnera Corp.	31,350	394
	Orion SA	52,119	325
*	Clearwater Paper Corp.	14,712	309
	Balchem Corp.	1,737	306
*	Alto Ingredients Inc.	69,746	276
	Friedman Industries Inc.	6,359	275
*	Ecovyst Inc.	23,663	241
*	Encore Energy Corp.	188,334	235
*	NioCorp Developments Ltd.	56,051	235
*	Comstock Inc.	68,363	226
*	Tredegar Corp.	26,300	202
*	Ivanhoe Electric Inc.	12,443	138
*	NWPX Infrastructure Inc.	1,184	130
*	ASP Isotopes Inc.	17,204	69
	Valhi Inc.	2,477	46
*	GrafTech International Ltd.	5,027	36
*	Sunshine Silver Mining & Refining Co.	724	13
*	Rare Earths Americas Inc.	193	3
*	Goldgroup Mining Inc.	15	—
			52,890
Consumer Discretionary (11.6%)
*	Life Time Group Holdings Inc.	129,462	5,440
	Garrett Motion Inc.	163,873	4,416
	Meritage Homes Corp.	62,632	4,349
*	Asbury Automotive Group Inc.	18,453	3,901
*	M/I Homes Inc.	24,120	3,589
*	SkyWest Inc.	37,572	3,557
*	Sphere Entertainment Co.	26,022	3,547
	Graham Holdings Co. Class B	2,993	3,379
	HNI Corp.	67,787	3,283
	KB Home	57,480	3,064
	Signet Jewelers Ltd.	37,226	3,063
1

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Group 1 Automotive Inc.	11,058	2,981
	Marriott Vacations Worldwide Corp.	26,407	2,753
	Harley-Davidson Inc.	98,703	2,724
*	Urban Outfitters Inc.	33,658	2,716
*	Champion Homes Inc.	29,649	2,647
	Academy Sports & Outdoors Inc.	61,309	2,634
	Visteon Corp.	25,195	2,565
	Newell Brands Inc.	403,187	2,520
	American Eagle Outfitters Inc.	149,223	2,482
	Advance Auto Parts Inc.	57,777	2,437
*	Dorman Products Inc.	18,845	2,428
*	OPENLANE Inc.	60,723	2,162
*	Green Brick Partners Inc.	28,962	2,092
*	Callaway Golf Co.	132,342	2,079
	LCI Industries	20,292	2,042
*	Penn Entertainment Inc.	121,130	2,024
	Perdoceo Education Corp.	59,743	1,986
	Interface Inc.	48,627	1,844
	Kohl's Corp.	103,489	1,844
*	Central Garden & Pet Co. Class A	47,481	1,767
	Strategic Education Inc.	20,691	1,714
*	Goodyear Tire & Rubber Co.	265,214	1,663
	Century Communities Inc.	23,817	1,609
*	AMC Entertainment Holdings Inc. Class A	584,183	1,542
*	SHARPLINK Inc.	176,889	1,527
*	Sally Beauty Holdings Inc.	91,300	1,496
*	JetBlue Airways Corp.	320,696	1,475
	MillerKnoll Inc.	64,755	1,463
*	Allegiant Travel Co.	18,677	1,420
*	Adient plc	74,436	1,412
*	Dauch Corp.	223,066	1,396
*	Genius Sports Ltd.	174,165	1,292
*	Peloton Interactive Inc. Class A	235,667	1,263
	La-Z-Boy Inc.	38,081	1,205
*	Coursera Inc.	184,026	1,200
	Cracker Barrel Old Country Store Inc.	21,346	1,179
*	Gentherm Inc.	29,096	1,143
	G-III Apparel Group Ltd.	34,530	1,125
*	Stride Inc.	12,949	1,123
*	LGI Homes Inc.	19,647	1,099
	Carter's Inc.	33,913	1,098
	Worthington Enterprises Inc.	19,113	1,098
*	National Vision Holdings Inc.	64,168	1,096
	John Wiley & Sons Inc. Class A	20,754	1,087
	Phinia Inc.	15,426	1,056
*	Global Business Travel Group I	111,454	1,054
*	MarineMax Inc.	19,042	994
*	Coty Inc. Class A	340,465	970
	Winmark Corp.	2,874	956
	Upbound Group Inc.	52,063	953
*	Under Armour Inc. Class A	183,625	925
*	Pursuit Attractions & Hospitality Inc.	18,689	897
*	Clear Channel Outdoor Holdings Inc.	368,175	873
*	Under Armour Inc. Class C	172,750	852
*	Bloomin' Brands Inc.	80,637	831
*	Fox Factory Holding Corp.	40,407	826
*	Stagwell Inc.	92,562	803
	PROG Holdings Inc.	20,754	791
	Winnebago Industries Inc.	26,190	788
*	RealReal Inc.	76,762	786
*	Beazer Homes USA Inc.	23,410	777
	Standard Motor Products Inc.	20,475	772
	Brightstar Lottery plc	67,147	757
*	First Watch Restaurant Group Inc.	58,671	744
	Papa John's International Inc.	28,532	670
*	Helen of Troy Ltd.	21,966	661
	Gold.com Inc.	14,675	660
	Matthews International Corp. Class A	28,442	591
*	Daily Journal Corp.	899	560
	Sinclair Inc.	39,656	559
2

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Hovnanian Enterprises Inc. Class A	4,491	557
	Sonic Automotive Inc. Class A	7,001	551
*	Eastman Kodak Co.	60,717	545
*	Corsair Gaming Inc.	44,760	544
	Smith & Wesson Brands Inc.	42,140	536
	Ethan Allen Interiors Inc.	22,103	523
	Scholastic Corp.	13,464	517
*	Malibu Boats Inc. Class A	18,914	510
*	Sabre Corp.	231,321	502
	Sturm Ruger & Co. Inc.	13,107	498
*	Cars.com Inc.	42,249	494
	Movado Group Inc.	14,420	486
*	TripAdvisor Inc.	50,465	480
*	Oddity Tech Ltd. Class A	32,301	465
*	Cooper-Standard Holdings Inc.	16,027	429
	Oxford Industries Inc.	11,017	422
	Gray Media Inc.	83,999	410
*	El Pollo Loco Holdings Inc.	26,724	408
*	ACV Auctions Inc. Class A	57,099	401
	Caleres Inc.	30,968	377
*	Dream Finders Homes Inc. Class A	26,401	371
*	AMC Global Media Inc.	29,417	370
*	MasterCraft Boat Holdings Inc.	15,498	361
*	BJ's Restaurants Inc.	5,606	357
	Haverty Furniture Cos. Inc.	12,858	351
*	Latham Group Inc.	48,119	340
*	Yesway Inc. Class A	13,565	338
	Dine Brands Global Inc.	10,111	334
*	Central Garden & Pet Co.	7,755	333
*	Stitch Fix Inc. Class A	102,120	324
*	Civeo Corp.	9,662	323
	Rocky Brands Inc.	6,735	305
	Wolverine World Wide Inc.	15,482	305
*	Genesco Inc.	8,956	300
*	iHeartMedia Inc. Class A	107,789	293
	Monro Inc.	23,203	289
	Cricut Inc. Class A	48,276	285
*	Portillo's Inc. Class A	62,461	285
	Johnson Outdoors Inc. Class A	6,245	281
*	Starz Entertainment Corp.	10,543	279
*	Funko Inc. Class A	40,969	275
*	Neighborhood Intelligence Inc.	69,808	274
*	Nexxen International Ltd.	28,111	274
*	Strattec Security Corp.	3,843	270
*	Sweetgreen Inc. Class A	38,648	269
*	Boston Omaha Corp. Class A	19,089	263
	Atmus Filtration Technologies Inc.	5,435	257
*	Jack in the Box Inc.	15,436	255
	Weyco Group Inc.	5,699	255
*	Krispy Kreme Inc.	74,632	255
*,1	Hertz Global Holdings Inc.	112,527	255
*	Biglari Holdings Inc. Class B	654	254
	Marcus Corp.	8,648	246
	Flexsteel Industries Inc.	3,079	245
*	Clean Energy Fuels Corp.	152,647	243
*	Legacy Housing Corp.	8,636	243
*	Fossil Group Inc.	47,414	236
	Shoe Station Group Inc.	17,167	235
*	Petco Health & Wellness Co. Inc.	86,486	230
*	Republic Airways Holdings Inc.	13,185	230
*	Zumiez Inc.	12,507	224
	Hamilton Beach Brands Holding Co. Class A	7,050	221
*	Outdoor Holding Co.	99,982	216
	JAKKS Pacific Inc.	8,559	215
*	Holley Inc.	74,404	213
*,1	Webtoon Entertainment Inc.	19,756	208
	Barnes & Noble Education Inc.	15,934	193
*	Knowles Corp.	5,551	190
	RCI Hospitality Holdings Inc.	6,280	183
	Camping World Holdings Inc. Class A	28,148	182
3

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Stoneridge Inc.	26,009	180
	Designer Brands Inc. Class A	32,700	179
*	Turtle Beach Corp.	13,866	178
*	EW Scripps Co. Class A	53,620	177
*	Reservoir Media Inc.	16,768	162
	Escalade Inc.	7,912	160
	National CineMedia Inc.	61,876	156
	Nathan's Famous Inc.	1,531	150
*	Motorcar Parts of America Inc.	12,163	141
*	OneWater Marine Inc. Class A	11,698	140
	J Jill Inc.	6,442	126
	Superior Group of Cos. Inc.	9,915	118
*	SES AI Corp.	211,056	110
*	Bob's Discount Furniture Inc.	6,490	109
*	Lands' End Inc.	9,040	107
	Lifetime Brands Inc.	11,343	107
*	Sonos Inc.	6,742	105
*	Biglari Holdings Inc. Class A	51	100
	Carriage Services Inc.	2,928	99
	Playtika Holding Corp.	39,530	90
*	Venu Holding Corp.	44,513	85
*	Tron Inc.	47,937	84
*	RumbleON Inc. Class B	14,559	82
*,1	Bally's Corp.	8,705	78
*	Torrid Holdings Inc.	33,982	75
*	1-800-Flowers.com Inc. Class A	20,356	74
*	KinderCare Learning Cos. Inc.	28,627	72
	Wendy's Co.	8,197	68
*	Lovesac Co.	4,261	66
*	Thryv Holdings Inc.	31,395	60
*,1	XMAX Inc.	5,504	49
	CompX International Inc.	1,455	46
	Arhaus Inc.	4,922	43
*	Lee Enterprises Inc.	4,963	40
*	Rent the Runway Inc. Class A	6,905	25
*	Citi Trends Inc.	338	23
*,1	Wheels Up Experience Inc.	5,030	22
*	GoPro Inc. Class A	19,367	17
*	flyExclusive Inc.	13,975	16
*	Inspired Entertainment Inc.	1,745	10
	CuriosityStream Inc.	3,089	8
	Phoenix Education Partners Inc.	264	8
*	Reformation Inc.	506	7
*	Neutron Holdings Inc.	143	6
			168,092
Consumer Staples (2.0%)
	Cal-Maine Foods Inc.	41,099	3,244
*	United Natural Foods Inc.	50,581	2,218
	Spectrum Brands Holdings Inc.	21,402	1,847
	Andersons Inc.	24,816	1,610
	Edgewell Personal Care Co.	44,386	1,275
	J & J Snack Foods Corp.	14,288	1,260
	Flowers Foods Inc.	178,992	1,239
*	BellRing Brands Inc.	111,105	1,197
	Ingles Markets Inc. Class A	14,015	1,146
	Universal Corp.	23,559	1,072
*	Grocery Outlet Holding Corp.	89,415	1,069
	Dole plc	73,927	1,024
*	Herbalife Ltd.	91,527	1,006
	Del Monte Corp.	31,360	993
	Utz Brands Inc.	69,272	984
*	Simply Good Foods Co.	79,359	909
*	Seneca Foods Corp. Class A	4,258	844
	Weis Markets Inc.	11,796	838
*	Mission Produce Inc.	53,864	685
*	Honest Co. Inc.	90,592	518
	John B Sanfilippo & Son Inc.	6,858	505
*	Boston Beer Co. Inc. Class A	2,272	404
	Village Super Market Inc. Class A	8,713	377
4

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Vital Farms Inc.	34,473	368
	ACCO Brands Corp.	85,670	367
	B&G Foods Inc.	73,028	253
	MGP Ingredients Inc.	14,498	241
	Energizer Holdings Inc.	9,869	215
	Limoneira Co.	15,610	215
	Nu Skin Enterprises Inc. Class A	45,350	213
	Natural Grocers by Vitamin Cottage Inc. Class C	7,743	212
*	Once Upon a Farm PBC	12,051	209
	Marzetti Co.	1,757	198
*	USANA Health Sciences Inc.	10,269	146
	Alico Inc.	3,638	145
*	Nature's Sunshine Products Inc.	9,927	140
	Oil-Dri Corp. of America	1,515	136
	Turning Point Brands Inc.	1,475	119
	National Beverage Corp.	3,261	103
*	BRC Inc. Class A	6,272	50
*	Forafric Global plc	2,015	22
*	Westrock Coffee Co.	2,039	16
*	Playboy Inc.	9,904	12
*	Suja Life Inc. Class A	148	1
			29,645
Energy (7.3%)
	SM Energy Co.	216,593	8,053
	PBF Energy Inc. Class A	92,770	6,771
*	Transocean Ltd. (XNYS)	927,429	5,388
	Golar LNG Ltd.	92,185	4,747
	Murphy Oil Corp.	130,161	4,740
*	CNX Resources Corp.	129,627	4,716
	Patterson-UTI Energy Inc.	329,724	4,168
*	Valaris Ltd.	44,777	3,867
	California Resources Corp.	68,935	3,656
	Peabody Energy Corp.	116,342	3,454
	Crescent Energy Co. Class A	243,997	3,340
	Core Natural Resources Inc.	29,652	3,033
*	Seadrill Ltd.	59,597	2,904
*	DNOW Inc.	176,428	2,828
	Helmerich & Payne Inc.	62,992	2,745
	Northern Oil & Gas Inc.	99,280	2,582
*	Par Pacific Holdings Inc.	31,893	2,549
	Kinetik Holdings Inc.	44,280	2,428
*	Talos Energy Inc.	120,629	2,082
*	Alpha Metallurgical Resources Inc.	6,784	1,599
*	Kosmos Energy Ltd.	527,259	1,508
	World Kinect Corp.	41,542	1,485
*	Expro Ltd.	78,203	1,417
*	Nabors Industries Ltd. (XNYS)	13,489	1,263
	Bristow Group Inc.	24,904	1,130
*	Innovex International Inc.	36,067	1,106
*	Helix Energy Solutions Group Inc.	99,638	1,026
*	Atlas Energy Solutions Inc.	77,752	1,019
	Diversified Energy Co.	66,406	989
*	NextDecade Corp.	129,695	978
*	Green Plains Inc.	65,001	939
*	Comstock Resources Inc.	60,944	879
*	FuelCell Energy Inc.	50,905	877
	SunCoke Energy Inc.	80,695	834
*	Calumet Inc.	16,535	822
	Warrior Met Coal Inc.	6,581	712
*	Ameresco Inc. Class A	31,041	687
	RPC Inc.	94,896	620
*	Gulfport Energy Corp.	3,225	579
*	Canadian Solar Inc.	46,228	570
	Core Laboratories Inc.	43,946	546
*	Centrus Energy Corp. Class A	3,133	537
	Vitesse Energy Inc.	30,630	536
	VAALCO Energy Inc.	85,706	509
*	Array Technologies Inc.	112,410	497
*	Forum Energy Technologies Inc.	5,791	475
5

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Oil States International Inc.	53,108	468
	Riley Exploration Permian Inc.	11,528	450
	SandRidge Energy Inc.	29,983	423
*	Oceaneering International Inc.	8,043	416
	Noble Corp. plc	8,225	377
*,1	New Era Energy & Digital Inc.	75,996	361
	W&T Offshore Inc.	90,897	337
*	Summit Midstream Corp.	8,667	302
	Ranger Energy Services Inc. Class A	17,687	295
*	Gevo Inc.	176,706	293
	Liberty Energy Inc.	14,273	281
*	Ring Energy Inc.	177,638	261
*	Borr Drilling Ltd.	52,026	233
*	SEACOR Marine Holdings Inc.	20,628	197
[1]	American Resources Corp.	82,201	194
	HighPeak Energy Inc.	22,427	184
*	BKV Corp.	7,560	183
*	HMH Holding Inc. Class A	9,520	183
	NACCO Industries Inc. Class A	4,047	173
*	Solid Power Inc.	72,144	168
*	Amplify Energy Corp.	33,119	163
	Smart Sand Inc.	25,982	137
*	ProFrac Holding Corp. Class A	26,396	135
	FutureFuel Corp.	25,254	133
*	REX American Resources Corp.	3,133	129
*	Kolibri Global Energy Inc.	20,837	126
	Epsilon Energy Ltd.	17,296	108
*	PrimeEnergy Resources Corp.	499	105
*	Aemetis Inc.	50,122	94
	Granite Ridge Resources Inc.	18,510	93
*	Montauk Renewables Inc.	52,895	91
*	Shoals Technologies Group Inc. Class A	10,201	71
	Natural Gas Services Group Inc.	1,856	65
*	Flotek Industries Inc.	863	21
*	PEDEVCO Corp.	1,433	20
	Evolution Petroleum Corp.	3,689	14
	WhiteHawk Minerals Corp. Class A	446	12
			105,486
Financials (28.4%)
	UMB Financial Corp.	63,726	9,026
	Jackson Financial Inc. Class A	62,069	8,282
	Old National Bancorp	290,558	7,432
	United Bankshares Inc.	131,300	6,188
	Hancock Whitney Corp.	77,779	5,794
	Essent Group Ltd.	85,657	5,787
	Atlantic Union Bankshares Corp.	135,512	5,465
	Ameris Bancorp	62,040	5,227
	Selective Insurance Group Inc.	57,200	5,222
	Home BancShares Inc.	177,127	5,218
	CNO Financial Group Inc.	88,050	4,824
	Valley National Bancorp	339,308	4,628
	Radian Group Inc.	128,321	4,602
	Glacier Bancorp Inc.	98,150	4,545
	Eastern Bankshares Inc.	206,808	4,542
*	Axos Financial Inc.	45,464	4,400
	Fulton Financial Corp.	183,794	4,312
	Associated Banc-Corp.	136,696	4,184
	Bread Financial Holdings Inc.	38,355	4,007
	United Community Banks Inc.	114,802	4,000
*	MARA Holdings Inc.	364,065	3,921
	Flagstar Bank NA	291,487	3,880
	WSFS Financial Corp.	49,834	3,860
	Cathay General Bancorp	61,677	3,775
	First BanCorp (XNYS)	134,156	3,740
	Independent Bank Corp. (XNGS)	46,031	3,737
	Renasant Corp.	88,848	3,635
	WesBanco Inc.	90,579	3,624
	StepStone Group Inc. Class A	69,030	3,608
*	Genworth Financial Inc.	361,971	3,598
6

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	CVB Financial Corp.	160,701	3,563
	Texas Capital Bancshares Inc.	35,456	3,446
	Victory Capital Holdings Inc. Class A	28,005	3,305
	International Bancshares Corp.	46,762	3,281
	First Financial Bancorp	99,941	3,261
*	NMI Holdings Inc.	72,063	3,196
	First Interstate BancSystem Inc. Class A	86,177	3,172
	Seacoast Banking Corp. of Florida	92,496	3,141
	Simmons First National Corp. Class A	137,845	3,113
	Park National Corp.	15,900	3,105
	Towne Bank	83,059	3,077
	BankUnited Inc.	66,293	3,023
	Provident Financial Services Inc.	121,815	2,850
	Columbia Financial Inc.	234,342	2,723
	Dynex Capital Inc.	205,303	2,646
	Banc of California Inc.	136,087	2,534
	WaFd Inc.	69,925	2,501
	NBT Bancorp Inc.	48,569	2,497
	First Merchants Corp.	59,640	2,473
	First Bancorp / Southern Pines NC	38,393	2,435
	Trustmark Corp.	52,917	2,430
*	SiriusPoint Ltd.	99,616	2,410
	Community Financial System Inc.	38,303	2,404
	FB Financial Corp.	41,675	2,374
	Mercury General Corp.	23,237	2,369
	First Busey Corp.	77,089	2,320
	Banner Corp.	31,783	2,229
	First Financial Bankshares Inc.	67,073	2,229
	Nicolet Bankshares Inc.	12,938	2,191
	Enterprise Financial Services Corp.	34,591	2,187
*	Riot Platforms Inc.	112,900	2,145
	Northwest Bancshares Inc.	139,843	2,138
*	Customers Bancorp Inc.	27,152	2,123
	Blackstone Mortgage Trust Inc. Class A	151,603	2,107
	OFG Bancorp	40,488	2,107
	BancFirst Corp.	18,932	2,068
	PennyMac Financial Services Inc.	28,162	2,059
	First Commonwealth Financial Corp.	96,621	2,000
	Beacon Financial Corp.	63,688	1,978
	Stewart Information Services Corp.	28,773	1,975
	HCI Group Inc.	10,589	1,967
	Horace Mann Educators Corp.	38,276	1,948
	ARMOUR Residential REIT Inc.	119,552	1,939
*	Encore Capital Group Inc.	19,914	1,932
	PJT Partners Inc. Class A	10,310	1,860
	Nelnet Inc. Class A	14,029	1,757
	German American Bancorp Inc.	35,066	1,729
	Federal Agricultural Mortgage Corp. Class C	7,848	1,726
	S&T Bancorp Inc.	34,688	1,716
	National Bank Holdings Corp. Class A	41,043	1,695
	Bank of NT Butterfield & Son Ltd.	28,618	1,685
	Stock Yards Bancorp Inc.	20,421	1,618
	Hope Bancorp Inc.	117,131	1,615
	Kemper Corp.	56,009	1,578
	Ellington Financial Inc.	116,870	1,564
	QCR Holdings Inc.	15,673	1,559
	Hamilton Insurance Group Ltd. Class B	43,595	1,533
	TriCo Bancshares	28,198	1,505
	1st Source Corp.	16,987	1,455
*	Happen Inc.	82,679	1,454
	Slide Insurance Holdings Inc.	62,169	1,445
	Hilltop Holdings Inc.	37,925	1,443
*	Strive Inc. Class A	59,476	1,441
	Safety Insurance Group Inc.	13,884	1,440
	Origin Bancorp Inc.	26,881	1,428
*	Porch Group Inc.	82,252	1,397
*	Goosehead Insurance Inc. Class A	19,928	1,368
	Bladex Inc.	25,121	1,355
	Peoples Bancorp Inc.	33,424	1,316
	Westamerica BanCorp	22,464	1,304
7

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Walker & Dunlop Inc.	31,839	1,290
	Orchid Island Capital Inc.	193,561	1,276
	Dime Community Bancshares Inc.	31,362	1,267
	Tompkins Financial Corp.	12,926	1,255
	Enact Holdings Inc.	26,043	1,255
	Bank First Corp.	8,099	1,220
	OceanFirst Financial Corp.	63,943	1,205
	Community Trust Bancorp Inc.	15,323	1,167
	First Mid Bancshares Inc.	23,219	1,155
	Heritage Financial Corp.	39,054	1,116
	Old Second Bancorp Inc.	44,350	1,112
	Brookfield Business Corp. Class A	40,477	1,109
	Byline Bancorp Inc.	29,192	1,107
	Univest Financial Corp.	26,554	1,103
	Marex Group Ltd.	15,213	1,103
	United Fire Group Inc.	20,410	1,099
	Preferred Bank	10,695	1,095
	ConnectOne Bancorp Inc.	34,069	1,071
	Ladder Capital Corp.	107,981	1,058
	Burke & Herbert Financial Services Corp.	14,499	1,034
	Universal Insurance Holdings Inc.	23,941	1,029
	Artisan Partners Asset Management Inc. Class A	23,972	1,020
	Virtus Investment Partners Inc.	6,055	1,002
	Capitol Federal Financial Inc.	115,211	992
	Mercantile Bank Corp.	16,295	974
	CNB Financial Corp.	28,057	949
	Horizon Bancorp Inc.	48,838	948
	Amerant Bancorp Inc.	32,653	937
	Business First Bancshares Inc.	30,054	932
*	Firstsun Capital Bancorp	23,271	931
	TrustCo Bank Corp. NY	16,295	924
	Central Pacific Financial Corp.	24,498	912
[1]	Arbor Realty Trust Inc.	179,831	901
	Chimera Investment Corp.	78,469	899
	Camden National Corp.	15,905	898
	Hanmi Financial Corp.	28,368	879
	Farmers National Banc Corp.	56,093	876
	First Financial Corp.	10,932	856
	NB Bancorp Inc.	38,298	855
*	Neptune Insurance Holdings Inc. Class A	24,955	831
	Merchants Bancorp	15,525	817
*	Skyward Specialty Insurance Group Inc.	13,724	788
	Adamas Trust Inc.	80,890	788
	Employers Holdings Inc.	15,895	780
*	Heritage Insurance Holdings Inc.	23,187	780
*	Triumph Financial Inc.	10,915	778
	F&G Annuities & Life Inc.	31,663	754
	Orrstown Financial Services Inc.	18,056	753
	Republic Bancorp Inc. Class A	8,046	752
	First Community Bankshares Inc.	15,489	751
	Financial Institutions Inc.	18,475	749
	Mid Penn Bancorp Inc.	20,469	745
	Alerus Financial Corp.	22,522	741
	Eagle Bancorp Inc.	27,121	740
	Amalgamated Financial Corp.	15,341	737
	Southside Bancshares Inc.	23,309	736
	Metropolitan Bank Holding Corp.	7,923	719
	Washington Trust Bancorp Inc.	18,381	719
	Live Oak Bancshares Inc.	17,896	705
	Independent Bank Corp.	18,852	688
	PennyMac Mortgage Investment Trust	73,225	682
*	PRA Group Inc.	36,015	678
	Shore Bancshares Inc.	29,462	676
	HomeTrust Bancshares Inc.	14,505	674
	Equity Bancshares Inc. Class A	13,639	673
	Capital City Bank Group Inc.	13,219	667
*	Third Coast Bancshares Inc.	14,693	655
	South Plains Financial Inc.	14,764	644
	MFA Financial Inc.	72,532	640
	ACNB Corp.	9,609	624
8

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
[1]	Invesco Mortgage Capital Inc. REIT	84,727	619
	Southern Missouri Bancorp Inc.	8,391	617
	Bar Harbor Bankshares	15,643	614
	SmartFinancial Inc.	12,090	611
	Franklin BSP Realty Trust Inc. REIT	72,222	605
	Midland States Bancorp Inc.	18,378	603
	Mechanics Bancorp Class A	37,756	594
*	Hippo Holdings Inc.	18,026	593
	Great Southern Bancorp Inc.	7,557	591
	City Holding Co.	4,121	589
	Arrow Financial Corp.	15,456	583
	Cannae Holdings Inc.	37,078	578
*	Bowhead Specialty Holdings Inc.	17,235	578
	Navient Corp.	60,405	574
	Kearny Financial Corp.	56,711	560
	Peoples Financial Services Corp.	8,038	552
	Brightspire Capital Inc.	114,744	545
	Lakeland Financial Corp.	9,183	543
	Redwood Trust Inc.	117,300	542
	HBT Financial Inc.	15,096	536
	Carter Bankshares Inc.	17,147	536
*	Southern First Bancshares Inc.	8,669	532
	Civista Bancshares Inc.	19,406	524
	TPG RE Finance Trust Inc.	67,850	524
	Bank of Hawaii Corp.	6,886	523
	California BanCorp	24,562	523
	First Business Financial Services Inc.	7,125	498
	Northrim BanCorp Inc.	19,461	498
	Community West Bancshares	18,875	489
	Red River Bancshares Inc.	4,810	481
	AMERISAFE Inc.	17,907	466
	Pathward Financial Inc.	5,659	461
	Home Bancorp Inc.	6,555	449
	ChoiceOne Financial Services Inc.	13,347	443
	Sierra Bancorp	11,144	442
	Pelagos Insurance Capital Ltd.	17,723	433
	Farmers & Merchants Bancorp Inc.	12,592	428
*	World Acceptance Corp.	2,308	424
	Citizens & Northern Corp.	16,266	412
	Colony Bankcorp Inc.	19,408	410
	Tiptree Inc.	21,933	406
	Hingham Institution for Savings	1,400	404
*	Compass Diversified Holdings	34,722	401
	Investors Title Co.	1,359	400
	RBB Bancorp	15,214	395
*	Ponce Financial Group Inc.	19,080	387
	KKR Real Estate Finance Trust Inc.	50,326	383
	Plumas Bancorp	6,231	382
	Capital Bancorp Inc.	10,402	376
	Avidia Bancorp Inc.	16,989	376
*	Greenlight Capital Re Ltd. Class A	24,427	370
	Bank of Marin Bancorp	13,895	369
	First Bank	20,606	367
	Peapack-Gladstone Financial Corp.	8,158	364
	Investar Holding Corp.	11,867	358
	First Bancorp Inc. (XNGS)	10,199	349
	West BanCorp. Inc.	12,254	346
	MVB Financial Corp.	11,387	345
	Northpointe Bancshares Inc.	19,281	328
	Norwood Financial Corp.	9,559	327
	Parke Bancorp Inc.	9,650	326
	Citizens Financial Services Inc.	3,980	320
	Timberland Bancorp Inc.	6,976	318
	Bankwell Financial Group Inc.	4,749	312
	Northeast Bank	2,449	309
	Donegal Group Inc. Class A	16,061	307
	Orange County Bancorp Inc.	8,066	306
	Northeast Community Bancorp Inc.	11,537	304
	Waterstone Financial Inc.	14,124	296
	American Integrity Insurance Group Inc.	11,267	293
9

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	BayCom Corp.	9,626	287
*	Oportun Financial Corp.	38,810	285
	NewtekOne Inc.	23,705	279
	Chemung Financial Corp.	3,417	277
	Commercial Bancgroup Inc.	8,186	277
	First Community Corp.	8,211	272
*	Avidbank Holdings Inc.	8,602	270
	Ames National Corp.	8,528	269
	John Marshall Bancorp Inc.	11,713	268
	Metrocity Bankshares Inc.	7,507	261
	FVCBankcorp Inc.	14,178	259
	FS Bancorp Inc.	6,051	256
	C&F Financial Corp.	2,802	255
	Franklin Financial Services Corp.	4,062	252
*	First Western Financial Inc.	8,068	250
	LCNB Corp.	12,844	248
	Isabella Bank Corp.	6,424	246
	Burford Capital Ltd.	58,942	245
	First United Corp.	5,653	243
	National Bankshares Inc.	5,877	242
	PCB Bancorp	8,745	239
	Ready Capital Corp.	134,904	239
	ServisFirst Bancshares Inc.	5,536	238
	Blue Ridge Bankshares Inc.	61,131	238
	Fidelity D&D Bancorp Inc.	4,418	237
*	First Northern Community Bancorp	14,238	237
	Western New England Bancorp Inc.	16,943	233
*	FB Bancorp Inc.	14,841	233
	Oak Valley Bancorp	6,881	231
	Ares Commercial Real Estate Corp.	49,704	227
	First National Corp.	7,422	227
*	Ategrity Specialty Holdings LLC	8,647	227
*	Onity Group Inc.	6,538	224
	Regional Management Corp.	6,954	223
	American Coastal Insurance Corp. Class C	23,391	222
*	Webull Corp.	22,862	217
	Kingstone Cos. Inc.	10,814	213
*	Velocity Financial Inc.	11,879	213
	Hawthorn Bancshares Inc.	5,396	210
	CoastalSouth Bancshares Inc.	7,640	209
*	MBIA Inc.	43,079	208
	Virginia National Bankshares Corp.	4,479	207
	Greene County Bancorp Inc.	5,895	203
*	Bridgewater Bancshares Inc.	9,571	202
	Chicago Atlantic Real Estate Finance Inc.	18,490	201
	Five Star Bancorp	4,355	200
	TPG Mortgage Investment Trust Inc.	29,529	199
	Bank7 Corp.	3,857	198
	Primis Financial Corp.	12,370	197
	First Internet Bancorp	7,169	196
	Medallion Financial Corp.	16,582	196
	Unity Bancorp Inc.	3,325	193
	First Capital Inc.	3,053	190
*	LendingTree Inc.	6,673	187
	NexPoint Diversified Real Estate Trust	34,709	184
	Eagle Financial Services Inc.	4,458	184
	Peoples Bancorp of North Carolina Inc.	4,195	183
	Citizens Community Bancorp Inc.	8,564	178
	Princeton Bancorp Inc.	4,210	178
	Meridian Corp.	9,035	174
*	Pioneer Bancorp Inc.	9,860	172
*,1	Gemini Space Station Inc. Class A	37,984	171
*	Octave Specialty Group Inc.	39,031	170
	CB Financial Services Inc.	4,451	166
	Eagle Bancorp Montana Inc.	7,444	166
	CF Bankshares Inc.	4,772	165
	Landmark Bancorp Inc.	5,196	165
	OP Bancorp	10,917	164
*,1	Bakkt Inc.	21,282	163
	Ohio Valley Banc Corp.	3,546	162
10

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Citizens Inc.	42,695	161
	Community Bancorp	3,929	159
	Seven Hills Realty Trust	20,887	158
	USCB Financial Holdings Inc.	6,956	155
	Jefferson Capital Inc.	7,205	150
*	BRC Group Holdings Inc.	21,476	149
	MainStreet Bancshares Inc.	5,899	147
	James River Group Holdings Inc.	35,907	144
*	ECB Bancorp Inc.	6,860	142
*	Claros Mortgage Trust Inc.	87,360	139
	Cohen & Steers Inc.	1,686	136
*	Security National Financial Corp. Class A	15,670	136
*	BV Financial Inc.	6,289	134
	Westwood Holdings Group Inc.	6,721	130
	SR Bancorp Inc.	6,523	127
	Nexpoint Real Estate Finance Inc.	7,236	125
	BCB Bancorp Inc.	14,274	122
*	AlTi Global Inc.	30,418	119
	Hanover Bancorp Inc.	4,464	119
*	Chain Bridge Bancorp Inc. Class A	2,549	117
	Richmond Mutual BanCorp. Inc.	7,160	113
*	loanDepot Inc. Class A	110,819	105
*	NI Holdings Inc.	6,398	96
*	Accelerant Holdings Class A	4,366	86
*	Wealthfront Corp.	8,993	83
*	Rhinebeck Bancorp Inc.	6,346	80
*	Consumer Portfolio Services Inc.	8,447	78
*	ACRES Commercial Realty Corp.	5,348	75
	Angel Oak Mortgage REIT Inc.	8,604	71
*	Innventure Inc.	51,859	67
	Abacus Global Management Inc.	6,916	66
*	Finance of America Cos. Inc. Class A	3,616	64
*	Roadzen Inc.	42,672	60
	GCM Grosvenor Inc. Class A	4,313	59
	Silvercrest Asset Management Group Inc. Class A	5,408	54
*	Finwise Bancorp	3,750	52
	First Guaranty Bancshares Inc.	5,583	47
	Crawford & Co. Class A	2,819	37
	MarketWise Inc.	1,911	34
*	Lincoln International Inc.	291	7
*	Forbright Inc. Class A	172	3
*,2	Sterling Bancorp Inc.	14,650	—
			410,348
Health Care (11.4%)
*	Cytokinetics Inc.	110,694	7,849
*	Merit Medical Systems Inc.	50,851	4,610
*	CRISPR Therapeutics AG	75,907	4,325
*	Integer Holdings Corp.	32,172	4,030
*	ICU Medical Inc.	23,180	4,009
*	LivaNova plc	41,609	3,321
*	Denali Therapeutics Inc.	130,789	3,108
*	GRAIL Inc.	38,709	3,072
*	Iovance Biotherapeutics Inc.	373,705	3,053
*	Ideaya Biosciences Inc.	71,055	2,849
*	Waystar Holding Corp.	105,085	2,751
*	Brookdale Senior Living Inc.	225,127	2,654
*	Vaxcyte Inc.	40,154	2,439
*	Acadia Healthcare Co. Inc.	87,400	2,409
*	Neogen Corp.	207,682	2,401
*	Dyne Therapeutics Inc.	92,953	2,364
*	Prestige Consumer Healthcare Inc.	45,073	2,334
*	Supernus Pharmaceuticals Inc.	48,622	2,150
	DENTSPLY SIRONA Inc.	192,273	2,148
*	Amneal Pharmaceuticals Inc.	119,778	2,093
*	Pediatrix Medical Group Inc.	78,145	2,050
*	NeoGenomics Inc.	112,263	2,011
*	Addus HomeCare Corp.	17,508	2,008
	Perrigo Co. plc	132,259	1,936
*	Sarepta Therapeutics Inc.	90,646	1,906
11

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	National HealthCare Corp.	8,572	1,856
*	Xencor Inc.	65,243	1,779
*	Agios Pharmaceuticals Inc.	52,318	1,762
*	Viridian Therapeutics Inc.	76,021	1,761
*	Fortrea Holdings Inc.	90,594	1,664
*	Omnicell Inc.	42,857	1,507
*	Alkermes plc	31,789	1,494
*	Recursion Pharmaceuticals Inc. Class A	439,247	1,493
*	Innoviva Inc.	70,689	1,468
*	Hyperliquid Strategies Inc.	118,475	1,451
	CONMED Corp.	28,922	1,442
*	Novavax Inc.	143,356	1,343
*	Enovis Corp.	54,582	1,342
*	Intellia Therapeutics Inc.	103,497	1,318
*	Azenta Inc.	39,788	1,299
*	Vir Biotechnology Inc.	116,032	1,269
*	AMN Healthcare Services Inc.	36,940	1,266
*	Ultragenyx Pharmaceutical Inc.	49,998	1,260
*	Cullinan Therapeutics Inc.	56,918	1,256
*	Kymera Therapeutics Inc.	10,255	1,218
*	BioLife Solutions Inc.	32,597	1,208
*	Replimune Group Inc.	74,543	1,140
*	Integra LifeSciences Holdings Corp.	64,364	1,089
*	Teladoc Health Inc.	171,790	1,089
*	Personalis Inc.	63,502	1,066
*	Surgery Partners Inc.	75,175	1,044
*	Sonida Senior Living Inc.	27,044	1,014
*	QuidelOrtho Corp.	64,782	935
*	Castle Biosciences Inc.	28,116	929
*	Certara Inc.	109,145	905
*	Pacira BioSciences Inc.	34,456	892
*	Maravai LifeSciences Holdings Inc. Class A	105,864	809
*	Omeros Corp.	42,386	796
*	PTC Therapeutics Inc.	11,444	796
*	Rigel Pharmaceuticals Inc.	17,214	795
*	Beta Bionics Inc.	38,135	761
*	Janux Therapeutics Inc.	41,085	749
*	Varex Imaging Corp.	39,792	736
*	Veracyte Inc.	16,916	731
*	Healthcare Services Group Inc.	32,493	715
*	Amphastar Pharmaceuticals Inc.	30,464	686
*	Anteris Technologies Global Corp.	76,525	659
*	Option Care Health Inc.	27,842	653
	HealthStream Inc.	22,170	644
*	ORIC Pharmaceuticals Inc.	49,174	639
*	Olema Pharmaceuticals Inc.	61,111	637
*	VeraDermics Inc.	6,355	625
*	4D Molecular Therapeutics Inc.	43,275	611
*	Wave Life Sciences Inc.	120,457	590
*	Relay Therapeutics Inc.	32,027	589
*	Altimmune Inc.	188,178	585
*	CorMedix Inc.	70,159	579
*	Celldex Therapeutics Inc.	14,187	562
*	OPKO Health Inc.	379,500	558
*,1	MiniMed Group Inc.	27,075	549
*	Cytek Biosciences Inc.	112,932	540
*	AdaptHealth Corp.	95,993	537
*	Arcus Biosciences Inc.	18,240	534
*	Nurix Therapeutics Inc.	20,587	531
*	LB Pharmaceuticals Inc.	11,095	524
*	MiMedx Group Inc.	114,978	522
*	Allogene Therapeutics Inc.	251,205	502
*	Arvinas Inc.	49,804	458
*	OmniAb Inc.	104,496	458
*	Zevra Therapeutics Inc.	38,000	446
*	Indivior Pharmaceuticals Inc.	12,612	441
*	Damora Therapeutics Inc.	15,607	440
*	AngioDynamics Inc.	26,518	428
*	Contineum Therapeutics Inc. Class A	25,399	412
*	Delcath Systems Inc.	23,237	382
12

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Neurogene Inc.	10,488	380
*	Avalo Therapeutics Inc.	19,485	377
	US Physical Therapy Inc.	4,764	370
*	Arcturus Therapeutics Holdings Inc.	24,873	367
*	Solid Biosciences Inc.	37,558	360
*	C4 Therapeutics Inc.	96,139	357
*	Monopar Therapeutics Inc.	3,187	357
*	Scholar Rock Holding Corp.	6,213	353
*	Community Health Systems Inc.	120,482	352
*	Orthofix Medical Inc.	37,538	352
*	Atea Pharmaceuticals Inc.	65,813	352
*	Ocular Therapeutix Inc.	33,132	348
*	Fulgent Genetics Inc.	17,980	348
*	Ovid therapeutics Inc.	127,926	342
*	Aquestive Therapeutics Inc.	63,218	323
*	Puma Biotechnology Inc.	34,470	314
*	Lexeo Therapeutics Inc.	65,781	313
*	Rocket Pharmaceuticals Inc.	83,904	312
*	Phathom Pharmaceuticals Inc.	32,512	311
*	Evolent Health Inc. Class A	68,675	309
*	Assembly Biosciences Inc.	9,139	307
*	Perspective Therapeutics Inc.	95,768	303
*	X4 Pharmaceuticals Inc.	74,891	303
*	Kyverna Therapeutics Inc.	35,493	301
*	Ginkgo Bioworks Holdings Inc.	44,210	301
*	Emergent BioSolutions Inc.	48,333	295
*	Rezolute Inc.	62,853	295
	Embecta Corp.	56,616	291
*	Compass Therapeutics Inc.	121,534	290
*	908 Devices Inc.	26,974	288
*	OrthoPediatrics Corp.	12,230	285
*	BioAge Labs Inc.	29,754	283
*	Beam Therapeutics Inc.	9,519	280
*	Myriad Genetics Inc.	85,829	276
*	First Tracks Biotherapeutics Inc.	6,490	272
*	RxSight Inc.	36,931	271
*	Claritev Corp.	6,816	271
*	Vanda Pharmaceuticals Inc.	49,973	270
*	Vor BioPharma Inc.	11,768	265
*	Septerna Inc.	6,843	261
*	Inhibikase Therapeutics Inc.	112,651	260
*	Haemonetics Corp.	2,470	255
*	Sutro Biopharma Inc.	12,476	253
*	AtaiBeckley Inc.	34,284	252
*	CytomX Therapeutics Inc.	74,814	251
*	Climb Bio Inc.	18,287	251
*,1	Immuneering Corp. Class A	49,664	248
*	Agenus Inc.	31,460	239
*	Abeona Therapeutics Inc.	40,449	237
*	Ardent Health Inc.	21,904	237
*	Nektar Therapeutics	3,306	236
*,1	Tectonic Therapeutic Inc.	7,836	235
*	Century Therapeutics Inc.	114,148	234
*	UroGen Pharma Ltd.	5,412	233
*	Inspire Medical Systems Inc.	3,590	226
*	Benitec Biopharma Inc.	18,600	226
*	Anika Therapeutics Inc.	10,637	222
*	Upstream Bio Inc.	33,317	221
*	OraSure Technologies Inc.	60,898	219
*	Fulcrum Therapeutics Inc.	56,349	219
*	Palisade Bio Inc.	112,399	219
	Utah Medical Products Inc.	3,055	217
	Acme United Corp.	3,386	211
*	Lumexa Imaging Holdings Inc.	17,619	206
*	Kailera Therapeutics Inc.	13,310	205
*	Aveanna Healthcare Holdings Inc.	14,997	201
*	Anavex Life Sciences Corp.	71,295	200
*	Inhibrx Biosciences Inc.	1,550	196
*	Tonix Pharmaceuticals Holding Corp.	13,763	194
*	Entrada Therapeutics Inc.	27,312	193
13

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Shoulder Innovations Inc.	9,226	193
*	Absci Corp.	21,170	191
*	Keros Therapeutics Inc.	17,172	190
*	Protara Therapeutics Inc.	48,555	187
*	Invivyd Inc.	194,929	186
*	Enanta Pharmaceuticals Inc.	13,556	181
*	Voyager Therapeutics Inc.	50,858	175
*	Zentalis Pharmaceuticals Inc.	46,326	174
*	Avalyn Pharma Inc.	4,938	171
*	Precision BioSciences Inc.	22,221	170
*	Corbus Pharmaceuticals Holdings Inc.	15,243	166
*	MeiraGTx Holdings plc	11,761	162
*	Cabaletta Bio Inc.	51,379	160
*	Aktis Oncology Inc.	6,131	159
	Oramed Pharmaceuticals Inc.	31,568	158
*	Prothena Corp. plc	16,432	154
*	SAB Biotherapeutics Inc.	40,232	149
*	Maze Therapeutics Inc.	5,492	146
*	Whitehawk Therapeutics Inc.	30,052	136
*	Ocugen Inc.	98,558	131
*	Caribou Biosciences Inc.	85,082	131
*	Inogen Inc.	23,675	127
*	Acumen Pharmaceuticals Inc.	43,783	125
*	Lyell Immunopharma Inc.	8,723	125
	SIGA Technologies Inc.	39,207	123
*	Novocure Ltd.	6,953	123
*	Sagimet Biosciences Inc. Class A	11,865	122
*	AN2 Therapeutics Inc.	21,715	121
*	Bicara Therapeutics Inc.	5,242	121
*	Alamar Biosciences Inc.	3,847	117
*	Nkarta Inc.	41,493	112
*	Lifecore Biomedical Inc.	24,806	111
*	Spruce Biosciences Inc.	1,878	111
*	Organogenesis Holdings Inc.	64,107	110
*	Coherus Oncology Inc.	81,005	109
*	Quanterix Corp.	40,514	108
*	Generate Biomedicines Inc.	7,027	107
*	Korro Bio Inc.	8,460	106
*	Cartesian Therapeutics Inc. (XNMS)	10,945	102
*	Phreesia Inc.	8,098	99
*	LENZ Therapeutics Inc.	19,004	99
*	Theravance Biopharma Inc.	5,760	98
*	Starling Oncology Inc.	16,628	98
*	Canton Strategic Holdings Inc.	41,087	94
*	ADC Therapeutics SA	79,345	93
*	Rapport Therapeutics Inc.	1,916	93
*	Aclaris Therapeutics Inc.	15,180	92
*	Black Diamond Therapeutics Inc.	43,736	92
*	OnKure Therapeutics Inc. Class A	24,267	88
*	SpyGlass Pharma Inc.	3,215	84
*	Accendra Health Inc.	66,924	81
*	Tactile Systems Technology Inc.	3,506	81
*	STAAR Surgical Co.	3,366	76
*	SBC Medical Group Holdings Inc.	17,924	72
*	REGENXBIO Inc.	7,483	71
*	Carlsmed Inc.	4,212	69
*	Eikon Therapeutics Inc.	6,284	66
*	Alpha Teknova Inc.	8,574	62
*	Galectin Therapeutics Inc.	13,808	55
*	Atrium Therapeutics Inc.	4,122	55
*	EyePoint Inc.	11,930	54
*	Candel Therapeutics Inc.	3,993	52
*	Shattuck Labs Inc.	7,334	51
*	Minerva Neurosciences Inc.	9,813	45
*	Ironwood Pharmaceuticals Inc.	10,034	43
*	Tenax Therapeutics Inc.	23,322	43
*	Prime Medicine Inc.	11,626	42
*,1	ProKidney Corp.	21,829	41
*	Nautilus Biotechnology Inc.	41,596	40
*	Gyre Therapeutics Inc.	5,377	35
14

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Artiva Biotherapeutics Inc.	3,114	35
*	Karyopharm Therapeutics Inc.	15,706	32
*	MacroGenics Inc.	7,566	30
*	Editas Medicine Inc.	9,616	29
*	LifeMD Inc.	8,744	27
*	Pacific Biosciences of California Inc.	18,127	25
*	Akebia Therapeutics Inc.	25,770	24
*	Alector Inc.	10,093	23
*	Aura Biosciences Inc.	2,705	19
*	Codexis Inc.	10,144	17
*,1	MediWound Ltd.	1,165	15
*	MapLight Therapeutics Inc.	1,153	15
*	Connect Biopharma Holdings Ltd.	6,613	15
*	Unicycive Therapeutics Inc.	2,749	14
*	Attovia Therapeutics Inc.	648	14
*,1	Kardigan Inc.	588	12
*	Odyssey Therapeutics Inc.	438	11
*	Hemab Therapeutics Holdings Inc.	222	10
*	GMR Solutions Inc. Class A	669	8
*	Apnimed Inc.	285	7
*	Braveheart Bio Inc.	287	7
*	Vogenx Inc.	196	7
*	AirSculpt Technologies Inc.	2,253	6
*	Seaport Therapeutics Inc.	240	6
*	Blossomhill Therapeutics Inc.	350	6
*	Latigo Biotherapeutics Inc.	284	6
*,2	Inhibrx Inc. CVR	7,780	5
*	Mobia Medical Inc.	438	5
*	Heron Therapeutics Inc.	14,048	4
*,2	Aduro Biotech Inc. CVR	724	—
*,2	Third Harmonic Bio Inc.	16,307	—
*,2	OmniAb Inc. 12.5 Earnout	4,268	—
*,2	OmniAb Inc. 15 Earnout	4,268	—
			165,197
Industrials (13.2%)
	Terex Corp.	108,119	6,867
	Matson Inc.	28,592	6,428
	JBT Marel Corp.	49,830	5,824
	GATX Corp.	31,276	5,471
	VSE Corp.	25,031	5,223
*	Fluor Corp.	93,723	5,109
	Arcosa Inc.	32,463	4,717
	Korn Ferry	49,492	4,234
*	Itron Inc.	41,891	4,064
	International Seaways Inc.	39,560	3,902
	UniFirst Corp.	13,880	3,839
*	GEO Group Inc.	120,166	3,822
	Scorpio Tankers Inc.	43,738	3,449
	Otter Tail Corp.	36,670	3,318
*	Versigent plc	67,749	3,211
*	RXO Inc.	149,093	3,168
*	CoreCivic Inc.	92,253	3,065
	Atkore Inc.	32,141	3,011
	HB Fuller Co.	52,253	2,871
*	Archer Aviation Inc. Class A	494,408	2,858
	ManpowerGroup Inc.	43,979	2,768
	Boise Cascade Co.	34,070	2,658
	ABM Industries Inc.	55,353	2,581
	Maximus Inc.	44,646	2,579
*	CBIZ Inc.	46,100	2,512
	Pitney Bowes Inc.	137,092	2,348
	McGrath RentCorp.	20,707	2,328
	Crane NXT Co.	47,200	2,308
	Hub Group Inc. Class A	56,608	2,257
*	Resideo Technologies Inc.	106,690	2,066
	Teekay Tankers Ltd. Class A	23,028	2,064
	Helios Technologies Inc.	27,899	2,037
*	V2X Inc.	25,504	1,968
	Greif Inc. Class A	22,837	1,890
15

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Werner Enterprises Inc.	47,957	1,879
	StoneCo. Ltd. Class A	192,538	1,868
*	Proto Labs Inc.	22,669	1,815
	Alamo Group Inc.	9,903	1,630
*	TIC Solutions Inc.	170,450	1,618
*	Masterbrand Inc.	190,186	1,569
	ICF International Inc.	17,131	1,526
*	Hillman Solutions Corp.	186,793	1,438
	Patrick Industries Inc.	17,589	1,437
	PagSeguro Digital Ltd. Class A	156,750	1,414
	Nordic American Tankers Ltd.	193,693	1,323
	Greenbrier Cos. Inc.	28,975	1,306
*	Gibraltar Industries Inc.	28,389	1,277
*	Everforth Inc.	38,099	1,235
	Tennant Co.	16,858	1,173
*	ADI Global Distribution Inc.	53,143	1,162
	Lindsay Corp.	9,785	1,124
	Dorian LPG Ltd.	21,922	1,097
*	Vestis Corp.	87,183	1,091
	ArcBest Corp.	7,888	1,088
	Kennametal Inc.	36,845	1,081
*	O-I Glass Inc.	146,174	1,063
	Trinity Industries Inc.	36,557	1,054
	Albany International Corp. Class A	18,218	1,010
	TriMas Corp.	25,822	1,001
	Myers Industries Inc.	30,575	981
	Deluxe Corp.	42,243	976
	Griffon Corp.	9,379	913
*	Babcock & Wilcox Enterprises Inc.	118,910	897
	Quanex Building Products Corp.	43,647	839
	Astec Industries Inc.	19,481	829
*	Redwire Corp.	75,897	812
	Marten Transport Ltd.	55,934	807
	Genco Shipping & Trading Ltd.	30,525	801
*	FLEX LNG Ltd.	25,285	801
	Apogee Enterprises Inc.	20,042	783
	Navigator Holdings Ltd.	34,834	770
*	BrightView Holdings Inc.	67,143	746
*	CryoPort Inc.	46,560	745
*	Upwork Inc.	82,020	741
	Teekay Corp. Ltd.	52,872	696
*	Green Dot Corp. Class A	51,611	686
*	Manitowoc Co. Inc.	33,281	646
	Costamare Inc.	42,276	646
*	Janus International Group Inc.	126,575	628
	DHT Holdings Inc.	30,471	597
	Ardmore Shipping Corp.	33,733	587
	Miller Industries Inc.	10,417	584
*	BlueLinx Holdings Inc.	7,261	578
*	Onterris Inc.	32,294	540
	Insteel Industries Inc.	17,849	537
	Herc Holdings Inc.	3,478	530
	Granite Construction Inc.	4,338	523
	National Presto Industries Inc.	3,429	520
	Wabash National Corp.	37,573	507
	Ennis Inc.	23,201	495
	Ardagh Metal Packaging SA	97,160	494
	Greif Inc. Class B	4,601	486
*	First Advantage Corp.	23,100	486
	Kelly Services Inc. Class A	27,879	480
	Columbus McKinnon Corp.	26,639	470
*	Mirion Technologies Inc.	30,307	457
*	Beta Technologies Inc. Class A	22,618	455
	Safe Bulkers Inc.	52,101	450
*	3D Systems Corp.	136,863	449
	Heartland Express Inc.	36,045	445
	Park-Ohio Holdings Corp.	9,527	430
	Luxfer Holdings plc	25,043	430
	EnerSys	2,271	418
*	Hyliion Holdings Corp.	120,566	418
16

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Aebi Schmidt Holding AG	32,591	412
*	Titan Machinery Inc.	19,793	407
	Enpro Inc.	1,266	375
*	Forward Industries Inc.	57,475	364
*	Strata Critical Medical Inc.	63,404	359
*	Titan International Inc.	49,592	357
	Hyster-Yale Inc.	10,447	354
*	L B Foster Co. Class A	9,338	350
*	Transcat Inc.	3,854	333
*	I3 Verticals Inc. Class A	20,471	329
*	Richtech Robotics Inc. Class B	173,371	324
*	Willdan Group Inc.	3,601	317
*	Vishay Precision Group Inc.	5,102	315
*	Aspen Aerogels Inc.	63,027	311
*	Radiant Logistics Inc.	33,889	289
*	TrueBlue Inc.	26,649	280
	Pangaea Logistics Solutions Ltd.	33,118	269
*	Mayville Engineering Co. Inc.	13,595	263
*	Virgin Galactic Holdings Inc.	89,499	261
*	ZipRecruiter Inc. Class A	60,887	259
*	Donnelley Financial Solutions Inc.	5,278	255
	Twin Disc Inc.	10,701	246
*	Conduent Inc.	133,620	230
*	Mistras Group Inc.	12,186	229
*	Repay Holdings Corp.	60,558	217
*	Ranpak Holdings Corp.	45,361	215
*	Matrix Service Co.	19,193	207
*	Core Molding Technologies Inc.	8,101	203
	Kronos Worldwide Inc.	22,157	195
	Willis Lease Finance Corp.	3,604	195
*	Gencor Industries Inc.	10,336	192
*	AerSale Corp.	34,115	187
*	Hudson Technologies Inc.	34,755	186
*	Lightbridge Corp.	24,407	184
*	Target Hospitality Corp.	9,761	181
*	Concrete Pumping Holdings Inc.	19,382	175
*	Costamare Bulkers Holdings Ltd.	8,263	169
*	Ducommun Inc.	981	168
	Information Services Group Inc.	32,629	167
	SFL Corp. Ltd.	12,903	161
*	AIRO Group Holdings Inc.	20,623	157
*	Acacia Research Corp.	34,576	153
*	Flywire Corp.	7,789	147
*	Paysafe Ltd.	22,645	146
*	AirJoule Technologies Corp.	30,700	139
*	Advantage Solutions Inc.	4,123	136
*,1	Palladyne AI Corp.	23,303	133
	Universal Logistics Holdings Inc.	6,838	128
*	IBEX Holdings Ltd.	3,074	118
*	Proficient Auto Logistics Inc.	22,922	116
	LSI Industries Inc.	5,877	115
	Tecnoglass Holdings Inc.	2,694	107
*	Cimpress plc	1,155	103
*	Alta Equipment Group Inc.	15,852	94
*	Commercial Vehicle Group Inc.	28,819	89
	Douglas Dynamics Inc.	2,152	88
*	Custom Truck One Source Inc.	8,971	83
	Barrett Business Services Inc.	2,193	75
	Covenant Logistics Group Inc.	2,000	71
	EVI Industries Inc.	4,971	70
	Quad / Graphics Inc.	6,766	68
	NLI Holdings Inc.	9,221	61
*	PAMT Corp.	4,615	56
	Cass Information Systems Inc.	954	54
*	Energy Recovery Inc.	5,922	46
*	Microvast Holdings Inc.	60,526	43
*	Titan America SA	2,777	41
*	Distribution Solutions Group Inc.	880	31
*	Aevex Corp. Class A	1,762	31
*,1	Toyo Co. Ltd.	4,999	21
17

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Power Solutions International Inc.	516	19
*	Priority Technology Holdings Inc.	3,142	17
*	ERock Inc. Class A	1,440	17
*	Sky Harbour Group Corp.	1,560	16
*,1	Swarmer Inc.	348	12
*	ITG Inc. Class A	1,017	12
*	FreightCar America Inc.	1,494	10
*	Lyntris Inc.	726	10
*	Applied Aerospace & Defense Inc.	631	8
	HireQuest Inc.	303	5
*	INNOVATE Corp.	737	5
*,2	Trinseo plc	120	—
			191,544
Real Estate (9.7%)
	CareTrust REIT Inc.	213,307	8,308
	Terreno Realty Corp.	100,416	6,648
	Macerich Co.	268,324	6,338
	Essential Properties Realty Trust Inc.	206,885	6,206
	Kite Realty Group Trust	193,993	5,005
	Sabra Health Care REIT Inc.	239,743	4,888
	HA Sustainable Infrastructure Capital Inc.	121,104	4,790
	Phillips Edison & Co. Inc.	120,566	4,660
	COPT Defense Properties	108,912	3,921
	SL Green Realty Corp.	68,429	3,831
	Broadstone Net Lease Inc.	182,740	3,812
	Independence Realty Trust Inc.	225,390	3,647
	LXP Industrial Trust	55,209	3,352
	Apple Hospitality REIT Inc.	206,247	3,290
	National Health Investors Inc.	45,601	3,243
	Highwoods Properties Inc.	104,915	3,210
*	Cushman & Wakefield Ltd.	223,867	3,020
	Curbline Properties Corp.	92,942	2,772
	Park Hotels & Resorts Inc.	176,991	2,708
	DigitalBridge Group Inc.	167,944	2,672
	Acadia Realty Trust	127,877	2,618
	Four Corners Property Trust Inc.	104,377	2,597
	Urban Edge Properties	121,256	2,566
	InvenTrust Properties Corp.	74,491	2,407
	Newmark Group Inc. Class A	140,179	2,135
	Pebblebrook Hotel Trust	106,562	1,931
	LTC Properties Inc.	46,656	1,881
	Global Net Lease Inc.	199,849	1,835
	Douglas Emmett Inc.	155,243	1,795
	Getty Realty Corp.	54,710	1,774
	Smartstop Self Storage REIT Inc.	53,087	1,724
	Diversified Healthcare Trust	209,539	1,586
	Innovative Industrial Properties Inc.	27,092	1,542
[1]	NETSTREIT Corp.	68,887	1,402
	Xenia Hotels & Resorts Inc.	74,724	1,401
	RLJ Lodging Trust	117,511	1,297
	UMH Properties Inc.	70,870	1,166
*	Piedmont Realty Trust Inc.	118,706	1,136
*	Compass Inc. Class A	99,850	1,054
	American Assets Trust Inc.	46,463	1,043
	Easterly Government Properties Inc.	41,853	1,027
	DiamondRock Hospitality Co.	71,700	883
	Service Properties Trust	109,820	856
	Centerspace	16,157	848
	Safehold Inc.	53,322	807
	Sunstone Hotel Investors Inc.	63,718	712
	JBG SMITH Properties	57,148	689
	National Healthcare Properties Inc.	42,570	684
	Marcus & Millichap Inc.	21,443	679
	CTO Realty Growth Inc.	31,428	671
*	Hudson Pacific Properties Inc.	50,376	633
	Empire State Realty Trust Inc. Class A	135,233	613
	Postal Realty Trust Inc. Class A	25,171	590
	Summit Hotel Properties Inc.	98,326	575
	Chatham Lodging Trust	43,203	563
18

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Forestar Group Inc.	18,635	527
	NexPoint Residential Trust Inc.	21,945	520
*	Opendoor Technologies Inc.	150,617	482
	Gladstone Commercial Corp.	36,810	477
	Brandywine Realty Trust	157,696	476
	AH Realty Trust Inc.	71,409	463
	Industrial Logistics Properties Trust	52,721	435
	Chiron Real Estate Inc.	11,835	432
	Farmland Partners Inc.	38,307	394
	One Liberty Properties Inc.	16,445	393
	FrontView REIT Inc.	20,016	386
	Community Healthcare Trust Inc.	25,691	378
	Gladstone Land Corp.	39,321	361
*	Tejon Ranch Co.	19,971	321
	RMR Group Inc. Class A	14,697	284
	Alpine Income Property Trust Inc.	14,437	281
	Tanger Inc.	7,403	279
*	FRP Holdings Inc.	10,937	242
*	Seaport Entertainment Group Inc.	6,971	183
	NET Lease Office Properties	15,472	177
	Orion Properties Inc.	49,813	142
	SITE Centers Corp.	47,360	140
*	Douglas Elliman Inc.	74,387	138
	BRT Apartments Corp.	9,358	134
*	Real REMAX Group Inc.	6,628	126
	Braemar Hotels & Resorts Inc.	56,202	113
	Universal Health Realty Income Trust	1,215	50
*	Comstock Holding Cos. Inc.	2,488	49
*	Transcontinental Realty Investors Inc.	1,123	41
	Saul Centers Inc.	641	21
*	American Realty Investors Inc.	1,243	19
	Strawberry Fields REIT Inc.	661	9
			140,514
Technology (5.5%)
*	Insight Enterprises Inc.	27,033	4,245
	Vishay Intertechnology Inc.	129,796	3,950
*	Hut 8 Corp.	45,913	3,611
*	Synaptics Inc.	33,516	3,242
*	NetScout Systems Inc.	66,896	2,598
*	Five9 Inc.	71,957	2,487
*	Alarm.com Holdings Inc.	40,688	2,342
*	Cleanspark Inc.	193,714	2,251
	ePlus Inc.	24,830	2,184
*	Rogers Corp.	16,994	2,134
*	Freshworks Inc. Class A	131,573	1,831
*	DXC Technology Co.	161,942	1,830
*	Ziff Davis Inc.	32,701	1,803
*	Globant SA	40,574	1,652
*	Trump Media & Technology Group Corp.	153,889	1,503
*	C3.ai Inc. Class A	129,813	1,405
*,1	Quantum Computing Inc.	165,014	1,358
*	Magnite Inc.	56,558	1,329
*	Keel Infrastructure Corp.	411,764	1,297
	Benchmark Electronics Inc.	18,197	1,279
	Concentrix Corp.	40,284	1,213
*	SPS Commerce Inc.	14,167	1,210
*	ScanSource Inc.	20,373	1,163
*	Progress Software Corp.	24,876	1,151
*	NCR Voyix Corp.	131,858	1,105
*,1	BigBear.ai Holdings Inc.	345,369	1,081
*	Via Transportation Inc. Class A	38,206	1,067
*	Digital Turbine Inc.	93,001	1,001
*	Photronics Inc.	35,129	989
*	ZoomInfo Technologies Inc.	232,958	988
*,1	Bitdeer Technologies Group Class A	88,530	961
	PC Connection Inc.	10,383	829
*	Box Inc. Class A	22,559	807
*	Rapid7 Inc.	57,623	776
*	Teradata Corp.	26,462	767
19

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*,1	Wolfspeed Inc. (XNYS)	27,244	746
*	Diodes Inc.	8,177	742
*	PAR Technology Corp.	39,455	742
*	Sprinklr Inc. Class A	88,794	729
*	Cohu Inc.	15,557	717
*	Yelp Inc.	31,028	693
*,1	Infleqtion Inc.	52,520	686
*	EverQuote Inc. Class A	26,806	682
*	Clarivate plc	328,526	673
*	Core Scientific Inc.	38,233	623
*	PubMatic Inc. Class A	36,733	611
	Methode Electronics Inc.	33,018	602
	OneSpan Inc.	35,723	590
*	Alpha & Omega Semiconductor Ltd.	23,222	573
*	PagerDuty Inc.	40,338	570
*	Kimball Electronics Inc.	22,982	543
*	Nextdoor Holdings Inc.	221,164	498
*	Grid Dynamics Holdings Inc.	61,476	491
*	Bit Digital Inc.	310,453	444
*	Taboola.com Ltd.	118,212	441
*	Groupon Inc.	22,222	426
*	Yext Inc.	61,219	414
	CTS Corp.	7,024	397
	Xerox Holdings Corp.	113,224	366
*	Powerfleet Inc. NJ	118,978	357
*	Kopin Corp.	70,478	313
*	DoubleVerify Holdings Inc.	22,238	298
*	Rigetti Computing Inc.	17,830	279
*	N-able Inc.	66,275	264
*	Bumble Inc. Class A	93,990	258
	Adeia Inc.	9,552	241
*,1	Serve Robotics Inc.	48,145	234
*	Cerence Inc.	27,418	231
*	Asure Software Inc.	24,132	220
*	Consensus Cloud Solutions Inc.	5,567	213
*	SmartRent Inc.	158,543	211
*	Rimini Street Inc.	37,421	210
	Richardson Electronics Ltd.	11,463	199
*	Whitefiber Inc.	10,537	199
	Immersion Corp.	25,928	197
*	Rackspace Technology Inc.	62,331	195
*	Sprout Social Inc. Class A	14,519	165
*	Unisys Corp.	60,674	164
*	nCino Inc.	6,235	141
	Shutterstock Inc.	24,074	133
*	Angi Inc.	27,323	127
*	TechTarget Inc.	30,175	117
*	Ibotta Inc. Class A	2,906	108
*	Soluna Holdings Inc.	97,126	105
*	1stdibs.com Inc.	22,141	97
*	Simulations Plus Inc.	4,748	87
*	Domo Inc. Class B	19,584	74
*	Mitek Systems Inc.	3,529	65
*	CEVA Inc.	2,307	62
*	Tucows Inc. Class A	5,732	61
*	QuickLogic Corp.	5,390	58
*	Arteris Inc.	2,578	56
*	Blend Labs Inc. Class A	25,191	39
*	CS Disco Inc.	7,755	34
*	eGain Corp.	4,327	32
*,1	Veritone Inc.	40,156	32
	Hackett Group Inc.	2,493	28
*	ZenaTech Inc.	10,481	18
*	GSI Technology Inc.	3,101	17
*,1	EverCommerce Inc.	1,604	14
*	Duos Technologies Group Inc.	1,499	14
*	Csquare Inc.	674	13
*	inTEST Corp.	908	10
20

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Liftoff Mobile Inc.	125	2
			79,430
Telecommunications (1.7%)
*	Viasat Inc.	119,203	8,019
*	Lumen Technologies Inc.	913,075	5,707
	Telephone & Data Systems Inc.	94,018	3,167
*	Vistance Networks Inc.	208,971	1,319
*	Liberty Capital Corp. Class C	30,441	792
	Shenandoah Telecommunications Co.	47,177	584
*	NETGEAR Inc.	25,002	529
*	Uniti Group Inc.	48,220	478
*	Digi International Inc.	4,284	321
*	Clearfield Inc.	10,666	309
*	Liberty Latin America Ltd. Class C	33,736	288
	ATN International Inc.	9,401	284
*	Xperi Inc.	42,658	253
*,1	fuboTV Inc. Class A	23,515	248
*	8x8 Inc.	129,420	243
*	Aviat Networks Inc.	11,015	220
*	Optimum Communications Inc. Class A	210,054	204
	Spok Holdings Inc.	19,423	204
	IDT Corp. Class B	2,792	190
*	Ribbon Communications Inc.	87,034	173
*	Cable One Inc.	4,862	133
*	Liberty Capital Corp.	4,445	119
*	KVH Industries Inc.	11,552	87
*	Liberty Latin America Ltd. Class A	7,075	61
*	Inseego Corp.	2,669	11
*	Hawkeye 360 Inc.	289	6
			23,949
Utilities (5.3%)
	Southwest Gas Holdings Inc.	69,247	6,117
	TXNM Energy Inc.	97,741	5,631
	Ormat Technologies Inc. (XNYS)	54,135	5,522
	Portland General Electric Co.	110,978	5,422
	Black Hills Corp.	72,984	5,231
	New Jersey Resources Corp.	96,560	5,150
	ONE Gas Inc.	59,870	4,746
	Spire Inc.	55,608	4,551
	Brookfield Infrastructure Corp. Class A (XTSE)	118,597	4,533
	Northwestern Energy Group Inc.	58,804	4,067
	Chesapeake Utilities Corp.	22,821	3,047
	Avista Corp.	78,738	2,926
	California Water Service Group	57,054	2,851
	MGE Energy Inc.	35,232	2,737
	H2O America	33,274	2,109
	Northwest Natural Holding Co.	40,283	1,977
*	Sunrun Inc.	218,863	1,876
*	Hawaiian Electric Industries Inc.	155,820	1,748
	Middlesex Water Co.	17,557	1,018
	American States Water Co.	10,952	978
	Unitil Corp.	16,913	906
	Excelerate Energy Inc. Class A	21,239	841
*	NANO Nuclear Energy Inc.	40,889	748
*	Enviri Corp.	24,745	551
	York Water Co.	15,295	521
	Genie Energy Ltd. Class B	20,681	307
*	Pure Cycle Corp.	18,530	206
	RGC Resources Inc.	7,933	170
	Global Water Resources Inc.	10,045	92
*	Net Power Inc.	41,661	74
	Consolidated Water Co. Ltd.	2,134	64
*	Perma-Fix Environmental Services Inc.	2,178	40
*	EagleRock Land LLC Class A	437	11
*	Fervo Energy Co. Class A	530	8
			76,776
Total Common Stocks (Cost $1,270,428)			1,443,871
21

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund, 3.731% (Cost $8,766)	87,678	8,767
Total Investments (100.4%) (Cost $1,279,194)			1,452,638
Other Assets and Liabilities—Net (-0.4%)			(6,506)
Net Assets (100%)			1,446,132
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,279.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $7,967 was received for securities on loan.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	8	1,183	(31)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Cleanspark Inc.	8/31/2027	BANA	561	(3.630)	—	(50)
Intellia Therapeutics Inc.	8/31/2027	BANA	311	(3.630)	—	(18)
					—	(68)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Russell 2000 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,270,428)	1,443,871
Affiliated Issuers (Cost $8,766)	8,767
Total Investments in Securities	1,452,638
Investment in Vanguard	30
Cash Collateral Pledged—Futures Contracts	95
Receivables for Investment Securities Sold	3
Receivables for Accrued Income	1,425
Receivables for Capital Shares Issued	31
Total Assets	1,454,222
Liabilities
Due to Custodian	6
Payables for Investment Securities Purchased	3
Collateral for Securities on Loan	7,967
Payables to Vanguard	38
Variation Margin Payable—Futures Contracts	8
Unrealized Depreciation—Over-the-Counter Swap Contracts	68
Total Liabilities	8,090
Net Assets	1,446,132
1 Includes $7,279 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	1,666,003
Total Distributable Earnings (Loss)	(219,871)
Net Assets	1,446,132

ETF Shares—Net Assets
Applicable to 7,050,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,379,862
Net Asset Value Per Share—ETF Shares	$195.73

Institutional Shares—Net Assets
Applicable to 171,662 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	66,270
Net Asset Value Per Share—Institutional Shares	$386.05

See accompanying Notes, which are an integral part of the Financial Statements.
23

Russell 2000 Value Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	20,647
Interest[2]	57
Securities Lending—Net	345
Total Income	21,049
Expenses
The Vanguard Group—Note C
Investment Advisory Services	11
Management and Administrative—ETF Shares[3]	564
Management and Administrative—Institutional Shares[3]	20
Marketing and Distribution—ETF Shares	41
Marketing and Distribution—Institutional Shares	2
Custodian Fees	42
Auditing Fees	33
Accounting Fees[3]	57
Shareholders’ Reports—ETF Shares[3]	23
Shareholders’ Reports—Institutional Shares[3]	—
Trustees’ Fees and Expenses	1
Other Expenses	14
Total Expenses	808
Net Investment Income	20,241
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	151,103
Futures Contracts	588
Swap Contracts	(198)
Realized Net Gain (Loss)	151,493
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	114,656
Futures Contracts	(84)
Swap Contracts	(68)
Change in Unrealized Appreciation (Depreciation)	114,504
Net Increase (Decrease) in Net Assets Resulting from Operations	286,238

1	Dividends are net of foreign withholding taxes of $42.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $48, $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Includes $164,128 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Russell 2000 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,241	16,477
Realized Net Gain (Loss)	151,493	10,037
Change in Unrealized Appreciation (Depreciation)	114,504	16,153
Net Increase (Decrease) in Net Assets Resulting from Operations	286,238	42,667
Distributions
ETF Shares	(18,137)	(14,980)
Institutional Shares	(911)	(1,625)
Total Distributions	(19,048)	(16,605)
Capital Share Transactions
ETF Shares	306,353	(19,356)
Institutional Shares	1,943	(43,716)
Net Increase (Decrease) from Capital Share Transactions	308,296	(63,072)
Total Increase (Decrease)	575,486	(37,010)
Net Assets
Beginning of Period	870,646	907,656
End of Period	1,446,132	870,646

See accompanying Notes, which are an integral part of the Financial Statements.
25

Russell 2000 Value Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$153.46	$147.82	$126.66	$126.77	$143.88
Investment Operations
Net Investment Income[1]	3.193	2.704	2.580	2.816	2.353
Net Realized and Unrealized Gain (Loss) on Investments	42.208	5.633	21.306	(.234)	(16.986)
Total from Investment Operations	45.401	8.337	23.886	2.582	(14.633)
Distributions
Dividends from Net Investment Income	(3.131)	(2.697)	(2.726)	(2.692)	(2.477)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.131)	(2.697)	(2.726)	(2.692)	(2.477)
Net Asset Value, End of Period	$195.73	$153.46	$147.82	$126.66	$126.77
Total Return	29.95%	5.81%	19.17%	2.19%	-10.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,380	$819	$809	$788	$837
Ratio of Total Expenses to Average Net Assets	0.07%	0.12%	0.15%	0.15%[2]	0.15%
Ratio of Net Investment Income to Average Net Assets	1.82%	1.90%	1.97%	2.27%	1.71%
Portfolio Turnover Rate[3]	37%	26%	24%	27%	28%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Russell 2000 Value Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$302.70	$291.59	$249.83	$250.04	$283.82
Investment Operations
Net Investment Income[1]	6.593	5.330	5.046	5.717	4.918
Net Realized and Unrealized Gain (Loss) on Investments	83.000	11.248	42.251	(.456)	(33.609)
Total from Investment Operations	89.593	16.578	47.297	5.261	(28.691)
Distributions
Dividends from Net Investment Income	(6.243)	(5.468)	(5.537)	(5.471)	(5.089)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.243)	(5.468)	(5.537)	(5.471)	(5.089)
Net Asset Value, End of Period	$386.05	$302.70	$291.59	$249.83	$250.04
Total Return	29.97%	5.86%	19.26%	2.26%	-10.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$66	$51	$98	$177	$184
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.08%	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.89%	1.98%	2.34%	1.82%
Portfolio Turnover Rate[3]	37%	26%	24%	27%	28%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Russell 2000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
28

Russell 2000 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $30,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
29

Russell 2000 Value Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,443,866	—	5	1,443,871
Temporary Cash Investments	8,767	—	—	8,767
Total	1,452,633	—	5	1,452,638

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(31)	—	—	(31)
Swap Contracts	—	(68)	—	(68)
Total	(31)	(68)	—	(99)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	164,341
Total Distributable Earnings (Loss)	(164,341)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	3,941
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	166,306
Capital Loss Carryforwards	(390,118)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(219,871)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	19,048	16,605
Long-Term Capital Gains	—	—
Total	19,048	16,605

*	Includes short-term capital gains, if any.
30

Russell 2000 Value Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,286,331
Gross Unrealized Appreciation	249,803
Gross Unrealized Depreciation	(83,496)
Net Unrealized Appreciation (Depreciation)	166,307
F.
During the year ended August 31, 2026, the fund purchased $406,993,000 of investment securities and sold $408,816,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $611,155,000 and $294,734,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $153,179,000 and sales were $143,698,000, resulting in net realized gain of $3,165,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital share transactions for each class of shares were:

	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	614,962	3,330	148,586	1,065
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(308,609)	(1,620)	(167,942)	(1,200)
Net Increase (Decrease)—ETF Shares	306,353	1,710	(19,356)	(135)
Institutional Shares
Issued	26,191	75	5,795	21
Issued in Lieu of Cash Distributions	910	3	1,625	6
Redeemed	(25,158)	(75)	(51,136)	(195)
Net Increase (Decrease)—Institutional Shares	1,943	3	(43,716)	(168)
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
31

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Russell 2000 Value Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Russell 2000 Value Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
32

Tax information (unaudited)
For corporate shareholders, 72.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $13,001,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $25,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $3,496,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
Q18520 102026
33

Financial Statements
For the year ended August 31, 2026
Vanguard Russell 2000 Growth Index Fund

Russell 2000 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (4.4%)
*	Uranium Energy Corp.	540,200	6,612
	Sensient Technologies Corp.	47,089	6,354
	Balchem Corp.	33,769	5,940
	Materion Corp.	22,910	5,409
*	Perimeter Solutions Inc.	166,076	5,065
*	Energy Fuels Inc.	285,465	4,211
*	Constellium SE	147,894	3,909
*	USA Rare Earth Inc.	212,061	3,779
*	Century Aluminum Co.	76,575	3,505
*	Novagold Resources Inc.	380,526	3,272
	Kaiser Aluminum Corp.	18,037	2,864
*	Ingevity Corp.	38,894	2,695
	Chemours Co.	167,877	2,612
	Hawkins Inc.	21,498	2,586
*	Perpetua Resources Corp.	93,855	2,341
*	Hycroft Mining Holding Corp. Class A	59,412	1,392
	Commercial Metals Co.	20,336	1,372
*	Ivanhoe Electric Inc.	117,681	1,301
*	NWPX Infrastructure Inc.	9,035	993
*	Ecovyst Inc.	92,596	942
*	Compass Minerals International Inc.	34,969	869
*	Dakota Gold Corp.	127,655	776
*,1	US Antimony Corp.	146,191	712
	SSR Mining Inc. (XTSE)	18,517	696
*	Ur-Energy Inc.	416,619	592
*	McEwen Mining Inc.	28,919	583
*	Contango Silver & Gold Inc.	28,903	564
*	Idaho Strategic Resources Inc.	16,860	549
*,1	Critical Metals Corp.	74,684	538
*	ASP Isotopes Inc.	107,844	433
*	American Battery Technology Co.	142,998	386
*	NioCorp Developments Ltd.	91,157	382
	Vox Royalty Corp.	67,292	370
*,1	Vista Gold Corp.	157,048	342
*	US Gold Corp.	15,799	250
*	Perma-Pipe International Holdings Inc.	8,089	222
*	Lifezone Metals Ltd.	42,140	195
*	Elmet Group Co.	10,816	177
*	Ampco-Pittsburgh Corp.	17,597	151
	Omega Flex Inc.	4,082	109
*	GrafTech International Ltd.	12,487	90
*	Silver Bow Mining Corp.	5,803	51
*	Sunshine Silver Mining & Refining Co.	1,923	34
*	US Goldmining Inc.	3,112	28
*	LanzaTech Global Inc.	1,399	9
*	Rare Earths Americas Inc.	515	7
*	Goldgroup Mining Inc.	1	—
			76,269
Consumer Discretionary (11.1%)
*	Brinker International Inc.	47,482	10,850
*	Abercrombie & Fitch Co. Class A	48,775	6,979
*	Victoria's Secret & Co.	77,074	6,583
*	Frontdoor Inc.	78,215	6,325
	Cheesecake Factory Inc.	51,673	5,658
	Rush Enterprises Inc. Class A	67,011	5,148
*	Boot Barn Holdings Inc.	33,975	5,118
*	Laureate Education Inc.	133,567	5,013
*	Covista Inc.	37,606	4,976
	PriceSmart Inc.	28,792	4,895
1

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Cavco Industries Inc.	8,585	4,800
	Kontoor Brands Inc.	60,664	4,575
	Cinemark Holdings Inc.	116,371	4,144
	Atmus Filtration Technologies Inc.	84,757	4,003
	Polaris Inc.	59,787	3,859
	Dana Inc.	121,018	3,628
	Steven Madden Ltd.	80,088	3,458
*	Madison Square Garden Entertainment Corp.	43,562	3,384
*	Knowles Corp.	87,943	3,006
*	Shake Shack Inc. Class A	43,210	2,977
	Red Rock Resorts Inc. Class A	52,488	2,948
*	Rush Street Interactive Inc.	110,802	2,854
*	Atlanta Braves Holdings Inc. Class C	56,134	2,783
	OneSpaWorld Holdings Ltd.	109,552	2,720
*	Stride Inc.	31,114	2,697
	Acushnet Holdings Corp.	30,553	2,639
*	Hilton Grand Vacations Inc.	61,909	2,626
*	IMAX Corp.	50,347	2,578
*	RH	17,181	2,563
*	Lionsgate Studios Corp.	217,270	2,462
	Super Group SGHC Ltd.	179,152	2,426
	Interparfums Inc.	20,283	2,382
*	Champion Homes Inc.	26,314	2,349
*	Urban Outfitters Inc.	24,284	1,959
*	Sonos Inc.	124,863	1,948
*	Capri Holdings Ltd.	131,131	1,738
*	OPENLANE Inc.	46,135	1,642
	Monarch Casino & Resort Inc.	13,395	1,613
*	Six Flags Entertainment Corp.	105,972	1,595
*	Figs Inc. Class A	103,589	1,589
*	Arlo Technologies Inc.	118,651	1,560
	Phinia Inc.	22,678	1,552
	Buckle Inc.	35,433	1,509
*	Lindblad Expeditions Holdings Inc.	54,610	1,450
	Wolverine World Wide Inc.	72,367	1,428
[1]	Wendy's Co.	167,487	1,390
*	XPEL Inc.	28,050	1,382
*	GigaCloud Technology Inc. Class A	27,811	1,350
*	Unusual Machines Inc.	49,868	1,180
*	QuinStreet Inc.	60,278	1,172
*	Universal Technical Institute Inc.	52,490	1,109
*	Liquidity Services Inc.	26,036	1,085
*	Revolve Group Inc.	45,899	1,020
	John Wiley & Sons Inc. Class A	18,960	993
*	Dorman Products Inc.	7,552	973
*	USA TODAY Co. Inc.	149,193	938
*	BJ's Restaurants Inc.	14,616	929
*	Peloton Interactive Inc. Class A	171,697	920
*	American Public Education Inc.	19,535	892
*	United Parks & Resorts Inc.	21,550	862
*	ACV Auctions Inc. Class A	120,534	847
*	Lincoln Educational Services Corp.	33,106	833
*	Driven Brands Holdings Inc.	66,353	824
	Rush Enterprises Inc. Class B	10,531	819
	PROG Holdings Inc.	19,213	733
	Worthington Enterprises Inc.	11,960	687
	Ermenegildo Zegna NV	50,058	680
*,1	Lucid Group Inc.	139,237	675
*	MNTN Inc. Class A	50,915	670
*	Accel Entertainment Inc.	56,957	663
	Global Industrial Co.	16,436	643
*	TripAdvisor Inc.	66,297	631
*	Newsmax Inc.	52,194	562
	Entravision Communications Corp. Class A	69,869	558
*,1	XMAX Inc.	60,611	544
*	Sweetgreen Inc. Class A	71,056	495
	Arhaus Inc.	52,214	455
*	Genius Sports Ltd.	58,145	431
*	Savers Value Village Inc.	41,535	429
	Marcus Corp.	14,457	411
2

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	Carriage Services Inc.	12,077	406
	Sonic Automotive Inc. Class A	5,152	405
	Build-A-Bear Workshop Inc.	13,355	404
*	Life Time Group Holdings Inc.	9,418	396
*	Frontier Group Holdings Inc.	65,628	374
	Arko Corp.	81,170	370
*	Allegiant Travel Co.	4,812	366
*	McGraw Hill Inc.	27,630	363
*	RealReal Inc.	33,790	346
*	Citi Trends Inc.	5,063	345
*	Kura Sushi USA Inc. Class A	7,471	341
	Brightstar Lottery plc	28,949	326
*	Atlanta Braves Holdings Inc. Class A	5,723	315
*	ThredUP Inc. Class A	114,931	309
	Interface Inc.	7,228	274
*,1	Falcon's Beyond Global Inc. Class A	30,233	270
*	Daily Journal Corp.	431	269
	LCI Industries	2,646	266
*	Dave & Buster's Entertainment Inc.	29,448	264
*	Sabre Corp.	106,407	231
*	Bob's Discount Furniture Inc.	13,711	231
	Camping World Holdings Inc. Class A	33,752	218
	Gold.com Inc.	4,746	213
*	National Vision Holdings Inc.	12,389	212
*	Xponential Fitness Inc. Class A	38,328	209
*,1	Vuzix Corp.	75,029	196
*	Black Rock Coffee Bar Inc. Class A	19,302	184
*	Coursera Inc.	26,083	170
*	Lovesac Co.	10,743	168
	Phoenix Education Partners Inc.	5,508	160
*	Inspired Entertainment Inc.	25,813	151
	Nathan's Famous Inc.	1,406	138
*	GoPro Inc. Class A	135,651	119
	CuriosityStream Inc.	42,589	114
	Oxford Industries Inc.	2,781	107
*	Envela Corp.	7,551	104
*	Oddity Tech Ltd. Class A	6,553	94
*	Global Business Travel Group I	8,502	80
	Papa John's International Inc.	2,936	69
	Dine Brands Global Inc.	2,056	68
*	Pursuit Attractions & Hospitality Inc.	1,265	61
*	Stagwell Inc.	6,029	52
*	MasterCraft Boat Holdings Inc.	1,898	44
	Scholastic Corp.	994	38
	Playtika Holding Corp.	15,143	34
*	Yesway Inc. Class A	1,138	28
*	Stitch Fix Inc. Class A	8,286	26
*	Jack in the Box Inc.	1,506	25
*	Boston Omaha Corp. Class A	1,548	21
*	iHeartMedia Inc. Class A	7,683	21
*	Starz Entertainment Corp.	800	21
*	Reformation Inc.	1,444	21
*	Reservoir Media Inc.	1,786	17
*,1	Livewire Group Inc.	13,886	17
*	Fossil Group Inc.	3,176	16
*,1	Hertz Global Holdings Inc.	6,919	16
*	Neutron Holdings Inc.	395	16
*	SES AI Corp.	26,105	14
*	Lee Enterprises Inc.	1,334	11
*	Bally's Corp.	1,041	9
*	Rent the Runway Inc. Class A	6	—
			191,927
Consumer Staples (1.2%)
*	Chefs' Warehouse Inc.	40,668	4,574
	WD-40 Co.	14,972	3,206
*	Vita Coco Co. Inc.	53,655	3,150
	Marzetti Co.	19,762	2,226
	Turning Point Brands Inc.	19,042	1,542
	Energizer Holdings Inc.	56,192	1,224
3

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Boston Beer Co. Inc. Class A	5,804	1,032
	Oil-Dri Corp. of America	9,122	821
*	Guardian Pharmacy Services Inc. Class A	19,732	732
	National Beverage Corp.	22,849	723
*	Mama's Creations Inc.	41,144	668
	Andersons Inc.	7,805	506
*	United Natural Foods Inc.	7,808	342
*	Westrock Coffee Co.	38,175	297
*	Lifeway Foods Inc.	6,147	160
	Natural Grocers by Vitamin Cottage Inc. Class C	5,312	145
	Alico Inc.	2,052	82
	John B Sanfilippo & Son Inc.	918	68
*	Playboy Inc.	55,737	66
*	Nature's Sunshine Products Inc.	4,406	62
*	Herbalife Ltd.	5,545	61
*	Forafric Global plc	3,733	41
*	BRC Inc. Class A	1,196	10
*	Suja Life Inc. Class A	390	4
			21,742
Energy (5.8%)
	Magnolia Oil & Gas Corp. Class A	253,650	6,811
	Kodiak Gas Services Inc.	110,341	6,485
	Archrock Inc.	190,811	6,014
	Noble Corp. plc	131,039	6,006
	Warrior Met Coal Inc.	50,350	5,450
	Cactus Inc. Class A	77,028	5,417
*	Oceaneering International Inc.	100,557	5,205
*	Tidewater Inc.	54,734	5,097
	Delek US Holdings Inc.	66,697	4,958
*	Plug Power Inc.	1,494,590	3,228
	Liberty Energy Inc.	159,831	3,150
	Solaris Energy Infrastructure Inc.	58,327	2,961
*,1	Centrus Energy Corp. Class A	16,719	2,866
*	Calumet Inc.	56,360	2,803
*	Gulfport Energy Corp.	13,595	2,440
	Select Water Solutions Inc.	124,354	2,425
*	National Energy Services Reunited Corp.	67,084	2,355
	Core Natural Resources Inc.	21,018	2,150
	Helmerich & Payne Inc.	34,272	1,494
*	American Superconductor Corp.	51,543	1,480
	CVR Energy Inc.	32,666	1,367
*	Par Pacific Holdings Inc.	16,635	1,330
*	ProPetro Holding Corp.	109,593	1,245
*	Shoals Technologies Group Inc. Class A	174,743	1,209
*	NPK International Inc.	90,766	1,205
*	REX American Resources Corp.	28,508	1,171
*	Fluence Energy Inc.	95,824	1,036
*	TETRA Technologies Inc.	142,785	985
*	Valaris Ltd.	10,723	926
*	Borr Drilling Ltd.	199,866	895
*	Alpha Metallurgical Resources Inc.	3,790	893
*	T1 Energy Inc.	195,037	868
	Flowco Holdings Inc. Class A	39,414	865
*	Ramaco Resources Inc. Class A	50,522	719
*,1	Sable Offshore Corp.	146,791	709
*	BKV Corp.	26,570	642
	SM Energy Co.	14,395	535
*	Energy Vault Holdings Inc.	151,821	516
*	Helix Energy Solutions Group Inc.	38,832	400
*	Forum Energy Technologies Inc.	4,869	399
	Natural Gas Services Group Inc.	10,721	377
*	Flotek Industries Inc.	14,875	353
*	Solid Power Inc.	136,303	318
*	Infinity Natural Resources Inc. Class A	18,249	282
	Kinetik Holdings Inc.	4,753	261
*	Innovex International Inc.	8,201	252
*	NextDecade Corp.	33,079	249
	ARKO Petroleum Corp.	13,413	243
	World Kinect Corp.	6,753	241
4

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	EVgo Inc.	148,496	199
	Granite Ridge Resources Inc.	39,518	199
	Energy Services of America Corp.	15,135	176
*	Array Technologies Inc.	38,237	169
*	ChargePoint Holdings Inc.	26,215	144
	Evolution Petroleum Corp.	32,788	121
	Riley Exploration Permian Inc.	3,109	121
*	Kosmos Energy Ltd.	35,128	101
*	Comstock Resources Inc.	6,950	100
*	Gevo Inc.	52,829	88
	VAALCO Energy Inc.	12,998	77
*	OPAL Fuels Inc. Class A	23,143	46
*	Tigo Energy Inc.	42,080	45
*	Kolibri Global Energy Inc.	6,745	41
	WhiteHawk Minerals Corp. Class A	1,146	32
*	Montauk Renewables Inc.	17,824	31
*	PrimeEnergy Resources Corp.	127	27
*	Ramaco Resources Inc. Class B	3,470	26
*	Aemetis Inc.	11,612	22
	Epsilon Energy Ltd.	2,126	13
	Smart Sand Inc.	2,331	12
			101,076
Financials (8.8%)
	FirstCash Holdings Inc.	44,990	9,649
*	StoneX Group Inc.	119,271	8,168
*	Oscar Health Inc. Class A	263,136	7,884
*	Enova International Inc.	26,602	6,031
	Piper Sandler Cos.	77,181	5,793
	Moelis & Co. Class A	82,421	5,610
	BGC Group Inc. Class A	412,062	4,949
*	Riot Platforms Inc.	258,239	4,905
	ServisFirst Bancshares Inc.	108,174	4,656
*	Lemonade Inc.	78,570	4,104
*	Dave Inc.	11,206	4,029
	Palomar Holdings Inc.	29,039	3,850
	Marex Group Ltd.	50,253	3,642
*	Miami International Holdings Inc.	83,582	3,583
	WisdomTree Inc.	148,883	3,582
*	Baldwin Insurance Group Inc.	107,097	3,304
*	Webull Corp.	340,647	3,229
	Acadian Asset Management Inc.	30,953	2,916
*	Bancorp Inc.	43,881	2,852
	Bank of Hawaii Corp.	35,630	2,705
	PJT Partners Inc. Class A	14,873	2,683
*	Upstart Holdings Inc.	93,522	2,682
	Cohen & Steers Inc.	29,071	2,345
	First Financial Bankshares Inc.	68,446	2,274
	Valley National Bancorp	139,536	1,903
	Artisan Partners Asset Management Inc. Class A	42,400	1,805
*	Skyward Specialty Insurance Group Inc.	29,907	1,717
	Victory Capital Holdings Inc. Class A	14,455	1,706
	City Holding Co.	10,654	1,523
	Glacier Bancorp Inc.	30,807	1,427
	Pathward Financial Inc.	16,947	1,381
	Perella Weinberg Partners	76,452	1,271
*	Accelerant Holdings Class A	61,508	1,214
	Nicolet Bankshares Inc.	6,741	1,142
	Old National Bancorp	43,558	1,114
*	Trupanion Inc.	37,019	1,079
	Lakeland Financial Corp.	16,445	972
	UMB Financial Corp.	6,492	919
*	Triumph Financial Inc.	12,594	897
	Esquire Financial Holdings Inc.	7,990	893
	Community Financial System Inc.	13,900	872
	GCM Grosvenor Inc. Class A	59,677	823
	Patria Investments Ltd. Class A	71,343	809
	Brookfield Business Corp. Class A	29,412	806
*	Root Inc. Class A	14,064	780
	Live Oak Bancshares Inc.	19,202	756
5

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Axos Financial Inc.	7,720	747
	Northeast Bank	5,447	687
*	Coastal Financial Corp.	14,427	680
	Pelagos Insurance Capital Ltd.	27,318	667
*,1	REalloys Inc.	62,304	645
	Burford Capital Ltd.	154,511	641
	Bank of NT Butterfield & Son Ltd.	10,828	638
	Texas Capital Bancshares Inc.	6,551	637
	Beacon Financial Corp.	18,873	586
	Metrocity Bankshares Inc.	16,549	576
	Ridgepost Capital Inc. Class A	66,295	570
	Five Star Bancorp	11,960	548
*	Happen Inc.	29,404	517
	Merchants Bancorp	9,548	503
	International Bancshares Corp.	6,217	436
	ConnectOne Bancorp Inc.	13,842	435
*	Neptune Insurance Holdings Inc. Class A	12,710	423
	Stock Yards Bancorp Inc.	5,263	417
	First BanCorp (XNYS)	14,357	400
*	Compass Diversified Holdings	33,435	387
	Peapack-Gladstone Financial Corp.	7,963	355
	Jefferson Capital Inc.	16,250	338
	OceanFirst Financial Corp.	17,872	337
	Dime Community Bancshares Inc.	8,208	332
	Mercury General Corp.	2,756	281
	Bank First Corp.	1,836	277
*	Wealthfront Corp.	29,729	274
	Metropolitan Bank Holding Corp.	2,960	269
*	Bridgewater Bancshares Inc.	12,480	263
	Federal Agricultural Mortgage Corp. Class C	1,136	250
	Unity Bancorp Inc.	4,179	243
	StepStone Group Inc. Class A	4,610	241
*	Kingsway Corp.	23,256	240
	Columbia Financial Inc.	19,943	232
	MFA Financial Inc.	26,197	231
	Abacus Global Management Inc.	22,590	217
*	GBank Financial Holdings Inc.	10,367	203
	BankUnited Inc.	4,406	201
*	OppFi Inc.	28,473	197
	Crawford & Co. Class A	14,703	193
*	Customers Bancorp Inc.	2,448	191
	Banc of California Inc.	10,013	186
*	Porch Group Inc.	10,883	185
	BancFirst Corp.	1,636	179
	Bladex Inc.	3,167	171
*	Goosehead Insurance Inc. Class A	2,357	162
	Equity Bancshares Inc. Class A	3,241	160
	Orange County Bancorp Inc.	4,197	159
	Primis Financial Corp.	9,529	152
	SmartFinancial Inc.	2,995	151
*	Exzeo Group Inc.	8,966	150
	Southside Bancshares Inc.	4,661	147
	Carter Bankshares Inc.	4,315	135
	Community West Bancshares	5,018	130
*	LendingTree Inc.	4,515	127
*	Better Home & Finance Holding Co.	8,674	120
	USCB Financial Holdings Inc.	4,963	110
	PennyMac Mortgage Investment Trust	11,684	109
	Amalgamated Financial Corp.	2,257	108
	Old Second Bancorp Inc.	3,843	96
	Origin Bancorp Inc.	1,780	95
*	Finwise Bancorp	6,859	95
	Employers Holdings Inc.	1,874	92
*	AlTi Global Inc.	18,898	74
	West BanCorp. Inc.	2,568	73
	Angel Oak Mortgage REIT Inc.	8,718	72
	Peoples Financial Services Corp.	1,026	70
	Bankwell Financial Group Inc.	1,055	69
	Southern Missouri Bancorp Inc.	801	59
*,1	Bakkt Inc.	7,170	55
6

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	F&G Annuities & Life Inc.	2,120	50
	Regional Management Corp.	1,487	48
	Hingham Institution for Savings	156	45
	Northrim BanCorp Inc.	1,765	45
	PCB Bancorp	1,570	43
	Community Bancorp	924	37
	Chemung Financial Corp.	398	32
	First Business Financial Services Inc.	457	32
	Value Line Inc.	817	30
	Princeton Bancorp Inc.	703	30
	Citizens Financial Services Inc.	379	30
	Greene County Bancorp Inc.	849	29
*	Lincoln International Inc.	776	20
	OP Bancorp	1,265	19
	Bank7 Corp.	306	16
	Richmond Mutual BanCorp. Inc.	837	13
*	Forbright Inc. Class A	467	9
	BCB Bancorp Inc.	962	8
			151,766
Health Care (29.8%)
*	Glaukos Corp.	62,957	11,305
*	BrightSpring Health Services Inc.	178,165	10,405
*	Krystal Biotech Inc.	28,530	10,253
*	Protagonist Therapeutics Inc.	67,191	9,927
*	Twist Bioscience Corp.	71,248	9,903
*	Crinetics Pharmaceuticals Inc.	113,208	9,617
*	Praxis Precision Medicines Inc.	27,440	9,612
*	HealthEquity Inc.	92,627	8,942
*	TG Therapeutics Inc.	158,929	8,630
*	10X Genomics Inc. Class A	130,133	8,127
*	Spyre Therapeutics Inc.	81,304	7,263
*	Lantheus Holdings Inc.	71,295	7,198
*	Hims & Hers Health Inc.	235,924	6,979
*	Alkermes plc	146,087	6,865
*	Kymera Therapeutics Inc.	56,495	6,712
*	Apogee Therapeutics Inc.	49,233	6,650
*	Scholar Rock Holding Corp.	114,967	6,530
*	Travere Therapeutics Inc.	97,604	6,469
*	Xenon Pharmaceuticals Inc.	107,155	6,453
*	Rhythm Pharmaceuticals Inc.	60,251	6,394
*	Cogent Biosciences Inc.	182,023	6,371
*	Ligand Pharmaceuticals Inc.	21,924	6,229
*	CG oncology Inc.	80,563	6,055
*	RadNet Inc.	78,109	5,922
*	Vaxcyte Inc.	97,199	5,904
*	Definium Therapeutics Inc.	142,070	5,643
*	Dianthus Therapeutics Inc.	51,662	5,456
*	PTC Therapeutics Inc.	77,264	5,373
*	Liquidia Corp.	77,044	5,252
*	Oruka Therapeutics Inc.	54,990	5,093
*	Mirum Pharmaceuticals Inc.	51,837	5,083
*	Haemonetics Corp.	48,563	5,005
*	HeartFlow Inc.	87,763	4,422
	Concentra Group Holdings Parent Inc.	128,714	4,343
*	Erasca Inc.	240,591	4,302
*	IRhythm Holdings Inc.	36,144	4,299
*	Hinge Health Inc. Class A	45,599	4,221
*	Adaptive Biotechnologies Corp.	168,198	4,191
*	ACADIA Pharmaceuticals Inc.	140,666	4,067
*	Indivior Pharmaceuticals Inc.	116,108	4,056
*	Amylyx Pharmaceuticals Inc.	113,140	3,818
*	Immunovant Inc.	93,155	3,803
*	Celcuity Inc.	42,011	3,741
*	Kiniksa Pharmaceuticals International plc	46,277	3,639
*	Tango Therapeutics Inc.	153,767	3,512
*	Tarsus Pharmaceuticals Inc.	45,730	3,395
*,1	ImmunityBio Inc.	422,034	3,355
*	Option Care Health Inc.	141,926	3,328
*	Edgewise Therapeutics Inc.	78,083	3,261
7

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	TransMedics Group Inc.	37,456	3,179
*	Immunome Inc.	115,088	3,155
*	Arcutis Biotherapeutics Inc.	124,928	2,994
*	Alignment Healthcare Inc.	222,986	2,988
*	Veracyte Inc.	68,852	2,974
*	Axogen Inc.	57,454	2,916
*	Beam Therapeutics Inc.	97,038	2,856
*	CareDx Inc.	55,989	2,806
*	Warby Parker Inc. Class A	113,152	2,784
*,1	SELLAS Life Sciences Group Inc.	206,055	2,749
*	Celldex Therapeutics Inc.	69,110	2,739
*	Enliven Therapeutics Inc.	46,772	2,708
*	Privia Health Group Inc.	131,954	2,704
*	AtriCure Inc.	54,506	2,635
*	LifeStance Health Group Inc.	209,125	2,585
*	Relay Therapeutics Inc.	138,995	2,555
*	UFP Technologies Inc.	8,320	2,479
*	BioCryst Pharmaceuticals Inc.	254,208	2,466
*	Disc Medicine Inc.	30,889	2,429
*	Nektar Therapeutics	33,743	2,409
*	Vera Therapeutics Inc.	69,795	2,379
*	ADMA Biologics Inc.	251,997	2,366
*	AtaiBeckley Inc.	309,380	2,271
*	Arcus Biosciences Inc.	76,739	2,247
*	Vericel Corp.	56,281	2,246
*	Biohaven Ltd.	145,826	2,227
*	CorVel Corp.	32,292	2,224
*	PACS Group Inc.	50,819	2,150
*	Aurinia Pharmaceuticals Inc.	130,213	2,098
*	MBX Biosciences Inc.	33,885	2,087
*	Nurix Therapeutics Inc.	80,642	2,079
*	Establishment Labs Holdings Inc.	29,578	2,051
*	Ocular Therapeutix Inc.	185,806	1,949
*	Trevi Therapeutics Inc.	117,027	1,943
*	Harmony Biosciences Holdings Inc.	49,305	1,942
	LeMaitre Vascular Inc.	23,888	1,918
*	Novocure Ltd.	108,605	1,917
*	Progyny Inc.	74,684	1,911
*	Clover Health Investments Corp.	459,278	1,906
*	Astrana Health Inc.	49,826	1,899
*	Alumis Inc.	86,244	1,881
*	Stoke Therapeutics Inc.	60,152	1,877
*	Syndax Pharmaceuticals Inc.	97,244	1,876
*	GeneDx Holdings Corp.	21,866	1,854
*	Nuvation Bio Inc.	275,218	1,833
*	Palvella Therapeutics Inc.	11,980	1,828
*	Butterfly Network Inc.	229,818	1,813
*	Eton Pharmaceuticals Inc.	29,066	1,757
*	Inspire Medical Systems Inc.	27,502	1,732
*	UroGen Pharma Ltd.	40,150	1,730
*	Tandem Diabetes Care Inc.	76,407	1,682
*	ANI Pharmaceuticals Inc.	22,436	1,643
*	VeraDermics Inc.	16,369	1,611
*	Mineralys Therapeutics Inc.	62,672	1,609
*	Kodiak Sciences Inc.	42,985	1,605
*	Xeris Biopharma Holdings Inc.	187,319	1,581
*	Rapport Therapeutics Inc.	31,314	1,524
*	Zymeworks Inc.	51,516	1,515
*	Taysha Gene Therapies Inc.	261,853	1,490
*	Dyne Therapeutics Inc.	57,585	1,464
*	Precigen Inc.	210,231	1,457
*	Pennant Group Inc.	37,353	1,373
*	MannKind Corp.	337,054	1,352
*	Artivion Inc.	49,805	1,344
*	Harrow Inc.	35,406	1,307
*	Procept Biorobotics Corp.	61,193	1,297
*	Alphatec Holdings Inc.	135,053	1,265
*	ArriVent Biopharma Inc.	41,506	1,247
*	AnaptysBio Inc.	21,493	1,226
*	Ultragenyx Pharmaceutical Inc.	47,705	1,203
8

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	agilon health Inc.	13,563	1,192
*	Kura Oncology Inc.	92,747	1,173
*	Absci Corp.	125,808	1,137
*	Damora Therapeutics Inc.	40,271	1,135
*	Monte Rosa Therapeutics Inc.	80,943	1,128
*	Cytokinetics Inc.	15,451	1,096
*	Inhibrx Biosciences Inc.	8,581	1,087
*	Corvus Pharmaceuticals Inc.	73,701	1,035
*	Nutex Health Inc.	5,467	1,032
*	LivaNova plc	12,898	1,029
*,1	Pulse Biosciences Inc.	20,252	1,019
*	Ardelyx Inc.	267,945	1,013
*	Alto Neuroscience Inc.	28,574	1,011
*	Zenas Biopharma Inc.	31,061	1,004
*	Tyra Biosciences Inc.	39,987	1,001
*	Bicara Therapeutics Inc.	41,989	971
*	Omada Health Inc.	38,810	953
*	Aveanna Healthcare Holdings Inc.	68,821	924
*	SI-BONE Inc.	48,037	914
*	Geron Corp. (XNGS)	610,908	910
	National HealthCare Corp.	4,191	907
*	Savara Inc.	167,299	902
*	Arbutus Biopharma Corp.	175,548	892
*	Collegium Pharmaceutical Inc.	35,817	881
	Phibro Animal Health Corp. Class A	22,889	864
	US Physical Therapy Inc.	10,962	852
*	Maze Therapeutics Inc.	32,058	852
*	Candel Therapeutics Inc.	64,713	846
*	Annexon Inc.	169,167	836
*	Healthcare Services Group Inc.	37,937	834
*	Amneal Pharmaceuticals Inc.	47,104	823
	iRadimed Corp.	9,273	801
*	Sana Biotechnology Inc.	200,845	777
*	CRISPR Therapeutics AG	13,442	766
*	Jade Biosciences Inc.	35,558	759
*	Kestra Medical Technologies Ltd.	29,254	753
*	STAAR Surgical Co.	33,074	747
*	First Tracks Biotherapeutics Inc.	17,825	746
*	Ceribell Inc.	30,177	724
*	Bioventus Inc. Class A	52,790	721
*	MeiraGTx Holdings plc	52,123	720
*	Ironwood Pharmaceuticals Inc.	168,825	717
*	Vor BioPharma Inc.	30,702	690
*	Aclaris Therapeutics Inc.	111,669	676
*	Achieve Life Sciences Inc.	85,165	676
*	Theravance Biopharma Inc.	37,456	638
*	Immix Biopharma Inc.	44,968	631
*	Verastem Inc.	87,143	629
*	Septerna Inc.	16,151	616
*	Lexicon Pharmaceuticals Inc.	272,164	612
*	Evolus Inc.	65,286	593
*,1	Bright Minds Biosciences Inc.	8,114	582
*,1	Capricor Therapeutics Inc.	58,518	580
*	Cerus Corp.	218,135	576
*	Merit Medical Systems Inc.	6,261	568
*	Omeros Corp.	29,603	556
*	LB Pharmaceuticals Inc.	11,668	551
*	Phreesia Inc.	44,851	548
*	Kailera Therapeutics Inc.	34,766	535
*	Sagimet Biosciences Inc. Class A	49,905	512
*	Design Therapeutics Inc.	33,719	509
*	Tactile Systems Technology Inc.	21,000	483
*	ClearPoint Neuro Inc.	31,037	470
*	Relmada Therapeutics Inc.	103,592	452
*	Avalo Therapeutics Inc.	22,990	445
*	Avalyn Pharma Inc.	12,806	445
*	NeuroPace Inc.	28,669	420
*	Nuvectis Pharma Inc.	18,463	420
*	REGENXBIO Inc.	44,023	418
*	Aktis Oncology Inc.	15,773	409
9

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*,1	ARS Pharmaceuticals Inc.	67,998	408
*	Shattuck Labs Inc.	58,027	407
*	Solid Biosciences Inc.	41,545	398
*	Fennec Pharmaceuticals Inc.	31,976	395
*	Senseonics Holdings Inc.	42,850	395
*	Pacific Biosciences of California Inc.	288,741	391
*	Crescent Biopharma Inc.	23,450	389
*	Starling Oncology Inc.	63,350	374
*	Sight Sciences Inc.	43,344	368
*	Ideaya Biosciences Inc.	8,932	358
*	CytomX Therapeutics Inc.	105,604	355
*	Zura Bio Ltd.	64,009	355
*,1	Ocugen Inc.	255,648	340
*	BioLife Solutions Inc.	8,947	332
*	Aura Biosciences Inc.	46,262	332
*	ORIC Pharmaceuticals Inc.	25,113	326
*	Viemed Healthcare Inc.	36,829	326
*	Prime Medicine Inc.	88,762	319
*	EyePoint Inc.	70,470	317
*	Alamar Biosciences Inc.	9,934	303
*	Editas Medicine Inc.	97,628	299
*	Generate Biomedicines Inc.	18,253	279
*	Larimar Therapeutics Inc.	72,298	276
*	Prothena Corp. plc	29,115	272
	NRC Health	12,726	266
*	Innovage Holding Corp.	23,935	258
*	TriSalus Life Sciences Inc.	52,125	258
*	Diamedica Therapeutics Inc.	40,515	257
*	InfuSystem Holdings Inc.	20,949	255
*	Eledon Pharmaceuticals Inc.	83,694	249
*	Viridian Therapeutics Inc.	10,519	244
*	NeoGenomics Inc.	13,270	238
*	MacroGenics Inc.	59,322	237
*	Zevra Therapeutics Inc.	20,055	235
*	Akebia Therapeutics Inc.	251,261	231
*	Climb Bio Inc.	16,818	231
*	Foghorn Therapeutics Inc.	39,804	228
*	ALX Oncology Holdings Inc.	117,143	226
*,1	CapsoVision Inc.	38,727	226
*	Aquestive Therapeutics Inc.	43,595	223
*	Lineage Cell Therapeutics Inc.	200,062	220
*	Orchestra BioMed Holdings Inc.	43,227	218
*	SpyGlass Pharma Inc.	8,267	216
*	Alector Inc.	94,959	215
*	Opus Genetics Inc.	58,122	210
*	Supernus Pharmaceuticals Inc.	4,732	209
*	RCM Technologies Inc.	5,034	209
*	Protalix BioTherapeutics Inc.	80,769	208
*	Electromed Inc.	7,195	201
*	Enanta Pharmaceuticals Inc.	14,975	200
*	Evolent Health Inc. Class A	43,959	198
*	Denali Therapeutics Inc.	8,199	195
*	Niagen Bioscience Inc.	61,977	194
*	Cabaletta Bio Inc.	62,039	193
*	Surrozen Inc.	7,973	176
*	Recursion Pharmaceuticals Inc. Class A	50,711	172
*	Evommune Inc.	13,622	172
*	Eikon Therapeutics Inc.	16,265	170
*	Prelude Therapeutics Inc.	30,147	169
*	Sarepta Therapeutics Inc.	7,829	165
*	KORU Medical Systems Inc.	49,859	165
*	Lucid Diagnostics Inc.	161,837	158
*	AngioDynamics Inc.	9,418	152
*	Olema Pharmaceuticals Inc.	14,363	150
*	Neumora Therapeutics Inc.	111,390	148
*	Phathom Pharmaceuticals Inc.	15,114	145
*	Atrium Therapeutics Inc.	10,802	144
*,1	Galectin Therapeutics Inc.	35,841	142
*	Codexis Inc.	82,987	141
*	Pro-Dex Inc.	2,253	140
10

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	CAMP4 Therapeutics Corp.	34,338	136
*	Monopar Therapeutics Inc.	1,193	134
*,1	MediWound Ltd.	10,500	132
*	MapLight Therapeutics Inc.	9,919	129
*	Sanara Medtech Inc.	3,587	125
*	Agios Pharmaceuticals Inc.	3,666	123
*	Sionna Therapeutics Inc.	20,098	121
*	Unicycive Therapeutics Inc.	23,340	121
*	Minerva Neurosciences Inc.	25,451	116
*	OrthoPediatrics Corp.	4,785	112
*,1	Greenwich Lifesciences Inc.	7,500	112
*	Stereotaxis Inc.	76,982	111
*,1	ProKidney Corp.	56,553	107
*	LifeMD Inc.	34,109	105
*	Claritev Corp.	2,524	101
*	Pacira BioSciences Inc.	3,530	91
*	Gyre Therapeutics Inc.	13,592	89
*	Delcath Systems Inc.	4,471	74
*	Armata Pharmaceuticals Inc.	12,873	71
*	Puma Biotechnology Inc.	7,736	70
*	Hyperfine Inc.	84,986	70
*,1	Carlsmed Inc.	4,327	70
*	Coherus Oncology Inc.	49,867	67
*,1	Tectonic Therapeutic Inc.	2,033	61
*	Arvinas Inc.	6,158	57
*	Palisade Bio Inc.	28,478	56
*	Sutro Biopharma Inc.	2,688	54
*	Ovid therapeutics Inc.	19,542	52
*	CVRx Inc.	17,426	52
*	Rezolute Inc.	10,906	51
*	Heron Therapeutics Inc.	157,748	50
*	Wave Life Sciences Inc.	10,141	50
*	Anavex Life Sciences Corp.	17,337	49
*	Agenus Inc.	6,505	49
*	Spruce Biosciences Inc.	754	44
*	Context Therapeutics Inc.	101,020	39
*	Elicio Operating Co. Inc.	14,074	38
*	Attovia Therapeutics Inc.	1,782	38
*	BioAge Labs Inc.	3,737	35
*	Kyverna Therapeutics Inc.	3,945	33
*	Hemab Therapeutics Holdings Inc.	698	32
*,1	Kardigan Inc.	1,538	31
*	ADC Therapeutics SA	24,457	29
*	Odyssey Therapeutics Inc.	1,169	29
*	Korro Bio Inc.	2,185	27
*	AirSculpt Technologies Inc.	8,792	22
*	GMR Solutions Inc. Class A	1,772	22
*	Connect Biopharma Holdings Ltd.	9,852	22
*	Apnimed Inc.	792	21
*	Braveheart Bio Inc.	789	20
*	AN2 Therapeutics Inc.	3,345	19
*,1,2	Tobira Therapeutics Inc. CVR	3,989	18
*	Benitec Biopharma Inc.	1,506	18
*	Seaport Therapeutics Inc.	778	18
*	Vogenx Inc.	521	18
*	Blossomhill Therapeutics Inc.	951	17
*,1	Latigo Biotherapeutics Inc.	790	17
*	Artiva Biotherapeutics Inc.	1,351	15
*	Shoulder Innovations Inc.	683	14
*	Cartesian Therapeutics Inc. (XNMS)	1,453	13
*,2	Inhibrx Inc. CVR	20,465	13
*	Mobia Medical Inc.	1,169	13
*	Alpha Teknova Inc.	1,437	10
*	Lifecore Biomedical Inc.	1,835	8
*	Karyopharm Therapeutics Inc.	3,212	7
*	Nautilus Biotechnology Inc.	4,885	5
*,2	Aduro Biotech Inc. CVR	9,451	2
*,1,2	GTX Inc. CVR	530	1
*,2	Prevail Therapeutics CVR	58	—
*,2	OmniAb Inc. 12.5 Earnout	532	—
11

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*,2	OmniAb Inc. 15 Earnout	532	—
			516,240
Industrials (17.9%)
	Moog Inc. Class A	31,275	11,619
	ESCO Technologies Inc.	28,928	7,898
	Zurn Elkay Water Solutions Corp. Class C	165,103	7,892
	Federal Signal Corp.	66,669	7,800
	EnerSys	37,957	6,979
	Enpro Inc.	22,056	6,533
	Argan Inc.	15,006	6,377
	Installed Building Products Inc.	26,070	6,331
*	ACI Worldwide Inc.	112,289	5,983
*	AAR Corp.	43,663	5,645
*	Construction Partners Inc. Class A	52,832	5,611
*	Remitly Global Inc.	207,457	5,547
	CSW Industrials Inc.	17,736	5,480
*	Mercury Systems Inc.	61,551	5,375
	Granite Construction Inc.	43,644	5,262
*	Joby Aviation Inc.	739,998	5,062
*	MYR Group Inc.	17,099	4,983
	Brink's Co.	45,651	4,973
	Herc Holdings Inc.	32,573	4,962
	Belden Inc.	43,010	4,923
	AZZ Inc.	32,902	4,513
	Tutor Perini Corp.	50,078	4,433
	Badger Meter Inc.	32,526	4,406
	Franklin Electric Co. Inc.	41,826	4,186
	Mueller Water Products Inc. Class A	171,601	4,142
*	CECO Environmental Corp.	57,628	4,103
*,1	Ondas Inc.	532,955	4,080
*	Knife River Corp.	63,390	3,975
	Kadant Inc.	13,125	3,926
	Standex International Corp.	13,292	3,850
	Exponent Inc.	53,793	3,820
*	NCR Atleos Corp.	80,795	3,710
*	OSI Systems Inc.	17,507	3,640
*	Mirion Technologies Inc.	229,394	3,457
*	Legence Corp. Class A	64,165	3,437
	Bel Fuse Inc. Class B	13,314	3,319
	Griffon Corp.	31,574	3,075
*	Huron Consulting Group Inc.	18,091	2,893
*	DXP Enterprises Inc.	14,235	2,672
	GPGI Inc. Class A	197,660	2,613
*	Fluor Corp.	47,855	2,609
*	Astronics Corp.	35,075	2,584
	DHT Holdings Inc.	125,414	2,458
*	Ducommun Inc.	14,244	2,442
	Arcosa Inc.	16,352	2,376
*	Paymentus Holdings Inc. Class A	65,028	2,315
*	Flywire Corp.	122,162	2,308
*	Sezzle Inc.	17,914	2,160
	Insperity Inc.	40,344	2,152
	TriNet Group Inc.	30,577	2,149
*	Intuitive Machines Inc.	139,771	2,147
	Enerpac Tool Group Corp.	56,966	2,126
	ArcBest Corp.	15,276	2,108
*	Payoneer Global Inc.	289,223	2,056
*	Blue Bird Corp.	34,842	2,026
	EVERTEC Inc.	68,315	2,024
*	Centuri Holdings Inc.	96,688	1,973
*	Voyager Technologies Inc. Class A	56,731	1,908
*	Firefly Aerospace Inc.	87,161	1,841
	Gorman-Rupp Co.	23,363	1,762
*	Alliance Laundry Holdings Inc.	69,596	1,594
*	First Advantage Corp.	74,838	1,573
*	Marqeta Inc. Class A	95,522	1,568
*	Cimpress plc	17,317	1,543
	Allient Inc.	16,273	1,530
	SFL Corp. Ltd.	121,092	1,508
12

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Amprius Technologies Inc.	150,172	1,484
	Dlocal Ltd.	99,133	1,470
	United States Lime & Minerals Inc.	12,087	1,428
	Napco Security Technologies Inc.	38,151	1,383
*	Redwire Corp.	125,789	1,346
	Trinity Industries Inc.	45,769	1,319
	Kennametal Inc.	42,008	1,233
	Patrick Industries Inc.	14,960	1,223
	CRA International Inc.	6,962	1,215
*,1	Eos Energy Enterprises Inc.	375,231	1,208
	Preformed Line Products Co.	2,745	1,100
	Kforce Inc.	18,505	1,066
*,1	Red Cat Holdings Inc.	121,284	1,042
*,1	PureCycle Technologies Inc.	159,004	1,038
*	Willdan Group Inc.	11,745	1,033
*	Graham Corp.	11,719	1,022
	Cadre Holdings Inc.	34,331	1,018
*	Donnelley Financial Solutions Inc.	20,893	1,009
	Tecnoglass Holdings Inc.	24,725	982
	Douglas Dynamics Inc.	22,974	944
*	Archer Aviation Inc. Class A	161,650	934
*	Evolv Technologies Holdings Inc.	178,925	932
*	BlackSky Technology Inc.	36,556	844
	Barrett Business Services Inc.	24,248	834
*	Legalzoom.com Inc.	130,828	815
	Dorian LPG Ltd.	15,497	775
	Mesa Laboratories Inc.	5,870	751
*	Verra Mobility Corp.	167,483	742
*	Pattern Group Inc. Class A	35,222	730
*	Cardinal Infrastructure Group Inc. Class A	18,647	690
*	Bowman Consulting Group Ltd.	15,943	679
	Park Aerospace Corp.	20,234	658
*,1	Enovix Corp.	193,841	655
	Cass Information Systems Inc.	11,652	654
*	Target Hospitality Corp.	33,105	613
*	LightPath Technologies Inc. Class A	60,472	608
*	Paysign Inc.	48,751	607
*	Resolute Holdings Management Inc.	4,410	598
	LSI Industries Inc.	29,763	583
	Albany International Corp. Class A	10,439	579
*	Himalaya Shipping Ltd.	32,344	541
*	Custom Truck One Source Inc.	56,626	522
	Covenant Logistics Group Inc.	14,682	519
*	Satellogic Inc. Class A	104,488	509
*	Resideo Technologies Inc.	26,154	506
*	Atlanticus Holdings Corp.	5,565	503
*	Limbach Holdings Inc.	12,167	502
	GATX Corp.	2,804	491
*	Transcat Inc.	5,653	489
*,1	TAT Technologies Ltd.	13,123	477
	Maximus Inc.	7,936	458
*	Vishay Precision Group Inc.	7,353	455
	Karat Packaging Inc.	9,503	453
*	Frequency Electronics Inc.	7,458	449
	Willis Lease Finance Corp.	8,266	447
*	Spire Global Inc.	33,472	444
*	International Money Express Inc.	30,278	438
*	Forward Air Corp.	25,477	433
	FTAI Infrastructure Inc.	120,981	421
	Werner Enterprises Inc.	10,371	406
*	Orion Group Holdings Inc.	42,364	398
	Bel Fuse Inc. Class A	1,894	388
*	Energy Recovery Inc.	49,529	382
	VSE Corp.	1,817	379
*	Titan America SA	24,200	361
*	M-Tron Industries Inc.	4,515	344
	McGrath RentCorp.	3,021	340
*	Distribution Solutions Group Inc.	9,624	335
*	Upwork Inc.	36,014	325
*	Power Solutions International Inc.	8,796	319
13

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Aevex Corp. Class A	17,609	310
*	Innovative Solutions & Support Inc.	16,111	306
	National Presto Industries Inc.	1,983	301
	StoneCo. Ltd. Class A	29,489	286
*	ADI Global Distribution Inc.	13,076	286
*	IBEX Holdings Ltd.	7,419	285
	Helios Technologies Inc.	3,875	283
*	CPI Card Group Inc.	8,918	258
	Quad / Graphics Inc.	24,729	249
*	Eve Holding Inc.	110,143	248
*	Sky Harbour Group Corp.	23,171	244
*	Beta Technologies Inc. Class A	10,679	215
*,1	Velo3D Inc.	17,942	214
	Ardagh Metal Packaging SA	41,740	212
*	Taylor Devices Inc.	3,505	210
*	Franklin Covey Co.	10,258	209
*	TSS Inc.	26,404	208
*	RXO Inc.	9,557	203
*,1	Sidus Space Inc. Class A	89,546	194
	Myers Industries Inc.	5,891	189
*	York Space Systems Inc.	20,642	188
*	Priority Technology Holdings Inc.	34,040	181
*	V2X Inc.	2,334	180
*	FLEX LNG Ltd.	5,240	166
	Espey Mfg. & Electronics Corp.	2,519	158
*,1	Swarmer Inc.	3,451	114
*	Microvast Holdings Inc.	155,385	112
	Astec Industries Inc.	2,611	111
*,1	Starfighters Space Inc.	33,377	111
*	FreightCar America Inc.	15,160	104
*	RF Industries Ltd.	9,121	96
*	Mistras Group Inc.	4,977	93
	HireQuest Inc.	5,605	89
*	Smith-Midland Corp.	2,976	78
*	Matrix Service Co.	7,000	76
*,1	Palladyne AI Corp.	12,071	69
*	Energous Corp.	5,820	64
*	Lightbridge Corp.	8,339	63
*	Babcock & Wilcox Enterprises Inc.	7,809	59
	Public Policy Holding Co. Inc.	4,787	52
*	ERock Inc. Class A	3,851	45
*	INNOVATE Corp.	5,419	40
*	Aebi Schmidt Holding AG	2,674	34
*	ITG Inc. Class A	2,749	33
*	Lyntris Inc.	1,951	27
*	Alta Equipment Group Inc.	3,662	22
*	Applied Aerospace & Defense Inc.	1,649	22
*,1	Shimmick Corp.	5,217	18
*,1	Toyo Co. Ltd.	2,923	12
			310,530
Real Estate (2.3%)
	Ryman Hospitality Properties Inc.	74,102	9,393
*	Compass Inc. Class A	669,267	7,068
	Outfront Media Inc.	176,145	5,175
	Tanger Inc.	116,528	4,394
	St. Joe Co.	42,441	2,806
*	Opendoor Technologies Inc.	852,888	2,729
	DiamondRock Hospitality Co.	142,908	1,759
	Sunstone Hotel Investors Inc.	124,984	1,396
	CBL & Associates Properties Inc.	20,374	1,114
	Alexander's Inc.	2,394	651
	NETSTREIT Corp.	28,409	579
	Universal Health Realty Income Trust	12,743	522
	Saul Centers Inc.	13,557	442
	AGNT Inc.	103,905	428
*	Real REMAX Group Inc.	17,034	323
	Xenia Hotels & Resorts Inc.	15,196	285
	Newmark Group Inc. Class A	10,594	161
	Gladstone Commercial Corp.	10,649	138
14

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	UMH Properties Inc.	7,720	127
	Strawberry Fields REIT Inc.	8,315	112
*	Maui Land & Pineapple Co. Inc.	6,989	111
*	Comstock Holding Cos. Inc.	857	17
			39,730
Technology (15.9%)
*	JFrog Ltd.	119,202	11,929
*	Silicon Laboratories Inc.	36,203	7,930
*	Qualys Inc.	39,729	7,395
*	Plexus Corp.	29,586	7,085
*	Commvault Systems Inc.	48,898	6,724
*	D-Wave Quantum Inc.	389,337	6,697
*	ServiceTitan Inc. Class A	67,036	6,572
*	Zeta Global Holdings Corp. Class A	200,026	6,195
*	Novanta Inc.	39,617	5,793
*	Cipher Digital Inc.	370,819	5,748
*	MaxLinear Inc.	94,591	5,667
*	Impinj Inc.	31,948	5,569
*	Varonis Systems Inc.	124,769	5,461
*	Rigetti Computing Inc.	345,084	5,404
*	Core Scientific Inc.	298,417	4,864
*	Tenable Holdings Inc.	125,549	4,790
*	Xometry Inc. Class A	50,524	4,683
*	Hut 8 Corp.	59,397	4,671
	Clear Secure Inc. Class A	104,160	4,599
*	Workiva Inc.	56,818	4,545
	Kulicke & Soffa Industries Inc.	56,651	4,535
*	Q2 Holdings Inc.	69,389	4,513
*	Box Inc. Class A	123,298	4,412
*	ACM Research Inc. Class A	58,883	4,288
*	AXT Inc.	68,191	4,133
*	Axcelis Technologies Inc.	34,260	3,951
*	Fastly Inc. Class A	167,278	3,812
*	Diodes Inc.	40,886	3,712
*	Braze Inc. Class A	104,530	3,558
*	Agilysys Inc.	28,758	3,348
*	Ultra Clean Holdings Inc.	49,121	3,332
*	Navan Inc. Class A	113,908	3,310
*	Ambarella Inc.	46,571	3,231
	Power Integrations Inc.	61,215	3,145
*,1	SoundHound AI Inc. Class A	436,890	3,128
*	Cargurus Inc.	82,308	2,935
*	Veeco Instruments Inc.	65,717	2,911
	Adeia Inc.	110,524	2,789
*	Penguin Solutions Inc.	54,960	2,697
*	Intapp Inc.	61,310	2,659
*	Aehr Test Systems	33,424	2,650
*	nLight Inc.	61,029	2,580
*	LiveRamp Holdings Inc.	68,370	2,579
*	AvePoint Inc.	185,169	2,578
*	nCino Inc.	109,877	2,483
*	Ouster Inc.	68,421	2,356
*	Navitas Semiconductor Corp.	200,684	2,326
*	Magnite Inc.	92,058	2,162
*	Teradata Corp.	73,790	2,140
*	SPS Commerce Inc.	24,250	2,071
*	Ichor Holdings Ltd.	38,324	2,053
	A10 Networks Inc.	79,235	2,012
*	Innodata Inc.	34,758	1,961
*	Blackbaud Inc.	39,590	1,903
*	Appian Corp. Class A	43,673	1,876
*	BlackLine Inc.	54,381	1,807
*	NextNav Inc.	110,839	1,759
*	DoubleVerify Holdings Inc.	128,178	1,718
*	Diebold Nixdorf Inc.	24,830	1,684
*	PDF Solutions Inc.	36,132	1,607
*	Bandwidth Inc. Class A	32,405	1,569
*	Stubhub Holdings Inc. Class A	243,911	1,556
*	Alkami Technology Inc.	74,332	1,516
15

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Cohu Inc.	32,775	1,511
*	Amplitude Inc. Class A	105,270	1,484
	CTS Corp.	23,041	1,301
	Benchmark Electronics Inc.	18,347	1,289
*	Schrodinger Inc.	63,218	1,233
*	Ambiq Micro Inc.	20,332	1,186
*	Freshworks Inc. Class A	81,811	1,139
*	Vertex Inc. Class A	79,546	1,126
*,1	RUM Group Inc.	123,656	1,108
*	Asana Inc. Class A	106,495	1,093
*	Red Violet Inc.	12,511	915
*	Backblaze Inc. Class A	63,948	904
*,1	Infleqtion Inc.	67,571	883
*	Life360 Inc.	20,556	881
*	indie Semiconductor Inc. Class A	233,791	869
*	Mitek Systems Inc.	46,025	850
*	Daktronics Inc.	43,429	848
*	Progress Software Corp.	17,310	801
*	Arteris Inc.	35,136	769
*	CEVA Inc.	27,504	744
*	Photronics Inc.	22,627	637
*	PagerDuty Inc.	42,875	606
	NVE Corp.	5,368	537
*	Keel Infrastructure Corp.	167,205	527
	Climb Global Solutions Inc.	18,290	522
*	Weave Communications Inc.	70,682	517
*	Yelp Inc.	22,798	510
*	Consensus Cloud Solutions Inc.	13,220	506
*	Kopin Corp.	109,065	484
*	Aeva Technologies Inc.	30,642	480
*	Sprout Social Inc. Class A	41,988	478
*	Grindr Inc.	28,717	445
*	Mediaalpha Inc. Class A	33,404	422
*,1	BigBear.ai Holdings Inc.	133,441	418
*,1	Bitdeer Technologies Group Class A	38,367	416
*	Via Transportation Inc. Class A	13,458	376
*	NerdWallet Inc. Class A	35,813	354
*	Everspin Technologies Inc.	21,457	349
*	Synaptics Inc.	3,468	335
*	Alarm.com Holdings Inc.	5,109	294
*	Telos Corp.	60,780	293
*,1	Quantum Computing Inc.	33,055	272
*	Ibotta Inc. Class A	7,319	272
*	Blend Labs Inc. Class A	169,556	263
*,1	SharonAI Holdings Inc.	4,651	255
	Hackett Group Inc.	22,702	254
*	One Stop Systems Inc.	24,415	254
*	Duos Technologies Group Inc.	26,958	250
*	Simulations Plus Inc.	12,976	239
*	Viant Technology Inc. Class A	18,464	238
*,1	Chaince Digital Holdings Inc.	72,474	217
*	Commerce.com Inc.	82,563	199
*	Amtech Systems Inc.	12,727	186
*	Aeluma Inc.	14,074	184
*	Atomera Inc.	41,207	171
*	GSI Technology Inc.	30,751	170
*	Kaltura Inc.	101,944	161
*	Digital Turbine Inc.	14,703	158
*	Yext Inc.	22,184	150
*,1	Z Squared Inc.	47,297	140
*	Cerence Inc.	16,249	137
*	Sprinklr Inc. Class A	16,208	133
*,1	EverCommerce Inc.	14,220	126
*	inTEST Corp.	11,600	125
*	QuickLogic Corp.	11,629	125
	ReposiTrak Inc.	14,196	114
*	CS Disco Inc.	23,651	104
*,1	Serve Robotics Inc.	21,192	103
*	eGain Corp.	13,602	101
*	Silvaco Group Inc.	13,159	91
16

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Digimarc Corp.	14,718	88
*	Rackspace Technology Inc.	26,747	84
*	Rapid7 Inc.	5,785	78
*	Domo Inc. Class B	18,650	71
*,1	Syntec Optics Holdings Inc.	7,654	63
*,1	ZenaTech Inc.	34,696	61
*	Intellicheck Inc.	20,031	55
*,1	Brand Engagement Network Inc.	4,865	55
*	Rimini Street Inc.	9,531	53
*,1	Blaize Holdings Inc.	93,970	46
*	Csquare Inc.	1,878	36
*,1	Veritone Inc.	44,436	35
*	Tucows Inc. Class A	1,221	13
*	Liftoff Mobile Inc.	329	6
*,1	WeShop Holdings Ltd. Class A	1,012	5
			276,047
Telecommunications (1.6%)
	InterDigital Inc.	28,531	9,559
*	Extreme Networks Inc.	141,851	3,190
*	Digi International Inc.	36,102	2,705
*	Calix Inc.	64,684	2,466
*	Harmonic Inc.	121,410	1,454
*	Uniti Group Inc.	130,529	1,295
*	Anterix Inc.	12,491	1,135
	IDT Corp. Class B	14,908	1,017
*	Lightwave Logic Inc.	174,986	950
*	Liberty Latin America Ltd. Class C	104,754	896
*	ADTRAN Holdings Inc.	83,766	649
*	Ooma Inc.	28,210	639
	Cogent Communications Holdings Inc.	53,931	514
*	BK Technologies Corp.	3,268	237
*	Gogo Inc.	86,373	218
*	Lantronix Inc.	38,593	205
*	Liberty Latin America Ltd. Class A	22,866	197
*	Crexendo Inc.	19,906	122
*	Optimum Communications Inc. Class A	43,616	42
*	Inseego Corp.	9,969	42
*	fuboTV Inc. Class A	3,538	37
*	Hawkeye 360 Inc.	774	15
			27,584
Utilities (0.9%)
*	Casella Waste Systems Inc. Class A	69,812	6,440
*	NuScale Power Corp.	355,562	3,296
	American States Water Co.	30,811	2,751
*	Hallador Energy Co.	38,690	642
	Ormat Technologies Inc. (XNYS)	5,624	574
	Consolidated Water Co. Ltd.	14,533	433
*	Perma-Fix Environmental Services Inc.	16,656	302
*	Cadiz Inc.	61,427	244
	Excelerate Energy Inc. Class A	1,593	63
	Global Water Resources Inc.	3,681	34
*	EagleRock Land LLC Class A	1,157	29
*	Fervo Energy Co. Class A	1,628	25
			14,833
Total Common Stocks (Cost $1,411,013)			1,727,744
17

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[3,4]	Vanguard Market Liquidity Fund, 3.731% (Cost $28,801)	288,076	28,805
Total Investments (101.4%) (Cost $1,439,814)			1,756,549
Other Assets and Liabilities—Net (-1.4%)			(24,215)
Net Assets (100%)			1,732,334
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,441.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $25,015 was received for securities on loan.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	17	2,515	(35)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
D-Wave Quantum Inc.	2/1/2027	GSI	292	(3.630)	—	(52)
Enovix Corp.	2/1/2027	GSI	83	(3.630)	—	(5)
Zeta Global Holdings Corp. Class A	8/31/2027	BANA	1,338	(3.630)	148	—
					148	(57)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Russell 2000 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,411,013)	1,727,744
Affiliated Issuers (Cost $28,801)	28,805
Total Investments in Securities	1,756,549
Investment in Vanguard	36
Cash Collateral Pledged—Futures Contracts	80
Receivables for Accrued Income	486
Receivables for Capital Shares Issued	169
Unrealized Appreciation—Over-the-Counter Swap Contracts	148
Total Assets	1,757,468
Liabilities
Payables for Investment Securities Purchased	10
Collateral for Securities on Loan	25,015
Payables to Vanguard	46
Variation Margin Payable—Futures Contracts	6
Unrealized Depreciation—Over-the-Counter Swap Contracts	57
Total Liabilities	25,134
Net Assets	1,732,334
1 Includes $22,441 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	2,024,646
Total Distributable Earnings (Loss)	(292,312)
Net Assets	1,732,334

ETF Shares—Net Assets
Applicable to 5,475,393 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,507,523
Net Asset Value Per Share—ETF Shares	$275.33

Institutional Shares—Net Assets
Applicable to 428,590 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	224,811
Net Asset Value Per Share—Institutional Shares	$524.54

See accompanying Notes, which are an integral part of the Financial Statements.
19

Russell 2000 Growth Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	8,224
Interest[2]	85
Securities Lending—Net	1,197
Total Income	9,506
Expenses
The Vanguard Group—Note C
Investment Advisory Services	15
Management and Administrative—ETF Shares[3]	752
Management and Administrative—Institutional Shares[3]	90
Marketing and Distribution—ETF Shares	55
Marketing and Distribution—Institutional Shares	5
Custodian Fees	26
Auditing Fees	33
Accounting Fees[3]	57
Shareholders’ Reports—ETF Shares[3]	31
Shareholders’ Reports—Institutional Shares[3]	—
Trustees’ Fees and Expenses	1
Other Expenses	13
Total Expenses	1,078
Net Investment Income	8,428
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	296,016
Futures Contracts	256
Swap Contracts	1,811
Realized Net Gain (Loss)	298,083
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(6,848)
Futures Contracts	(40)
Swap Contracts	117
Change in Unrealized Appreciation (Depreciation)	(6,771)
Net Increase (Decrease) in Net Assets Resulting from Operations	299,740

1	Dividends are net of foreign withholding taxes of $9.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $76, $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Includes $356,136 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Russell 2000 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,428	7,322
Realized Net Gain (Loss)	298,083	36,016
Change in Unrealized Appreciation (Depreciation)	(6,771)	77,080
Net Increase (Decrease) in Net Assets Resulting from Operations	299,740	120,418
Distributions
ETF Shares	(8,320)	(5,928)
Institutional Shares	(1,347)	(1,421)
Total Distributions	(9,667)	(7,349)
Capital Share Transactions
ETF Shares	194,739	(24,966)
Institutional Shares	2,942	(95,430)
Net Increase (Decrease) from Capital Share Transactions	197,681	(120,396)
Total Increase (Decrease)	487,754	(7,327)
Net Assets
Beginning of Period	1,244,580	1,251,907
End of Period	1,732,334	1,244,580

See accompanying Notes, which are an integral part of the Financial Statements.
21

Russell 2000 Growth Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$224.71	$204.56	$175.15	$165.45	$222.64
Investment Operations
Net Investment Income[1]	1.430	1.228	1.231	1.499	1.137
Net Realized and Unrealized Gain (Loss) on Investments	50.860	20.152	29.566	9.702	(57.266)
Total from Investment Operations	52.290	21.380	30.797	11.201	(56.129)
Distributions
Dividends from Net Investment Income	(1.670)	(1.230)	(1.387)	(1.501)	(1.061)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.670)	(1.230)	(1.387)	(1.501)	(1.061)
Net Asset Value, End of Period	$275.33	$224.71	$204.56	$175.15	$165.45
Total Return	23.35%	10.51%	17.69%	6.87%	-25.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,508	$1,062	$991	$784	$658
Ratio of Total Expenses to Average Net Assets	0.07%	0.12%	0.15%[2]	0.15%[2]	0.15%
Ratio of Net Investment Income to Average Net Assets	0.56%	0.60%	0.67%	0.90%	0.61%
Portfolio Turnover Rate[3]	45%	28%	29%	32%	33%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Russell 2000 Growth Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$428.12	$389.76	$333.70	$315.20	$424.16
Investment Operations
Net Investment Income[1]	2.799	2.484	2.576	3.090	2.706
Net Realized and Unrealized Gain (Loss) on Investments	96.903	38.422	56.352	18.463	(109.390)
Total from Investment Operations	99.702	40.906	58.928	21.553	(106.684)
Distributions
Dividends from Net Investment Income	(3.282)	(2.546)	(2.868)	(3.053)	(2.276)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.282)	(2.546)	(2.868)	(3.053)	(2.276)
Net Asset Value, End of Period	$524.54	$428.12	$389.76	$333.70	$315.20
Total Return	23.37%	10.56%	17.78%	6.94%	-25.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$225	$183	$261	$235	$255
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	0.58%	0.63%	0.74%	0.98%	0.72%
Portfolio Turnover Rate[3]	45%	28%	29%	32%	33%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Russell 2000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
24

Russell 2000 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $36,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
25

Russell 2000 Growth Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,727,710	—	34	1,727,744
Temporary Cash Investments	28,805	—	—	28,805
Total	1,756,515	—	34	1,756,549

Derivative Financial Instruments
Assets
Swap Contracts	—	148	—	148
Liabilities
Futures Contracts[1]	(35)	—	—	(35)
Swap Contracts	—	(57)	—	(57)
Total	(35)	(57)	—	(92)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	358,552
Total Distributable Earnings (Loss)	(358,552)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	882
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	310,969
Capital Loss Carryforwards	(604,163)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(292,312)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	9,667	7,349
Long-Term Capital Gains	—	—
Total	9,667	7,349

*	Includes short-term capital gains, if any.
26

Russell 2000 Growth Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,445,580
Gross Unrealized Appreciation	417,626
Gross Unrealized Depreciation	(106,657)
Net Unrealized Appreciation (Depreciation)	310,969
F.
During the year ended August 31, 2026, the fund purchased $662,915,000 of investment securities and sold $661,059,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $741,597,000 and $546,888,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $157,915,000 and sales were $276,795,000, resulting in net realized loss of $43,398,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital share transactions for each class of shares were:

	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	778,211	2,835	226,245	1,110
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(583,472)	(2,085)	(251,211)	(1,230)
Net Increase (Decrease)—ETF Shares	194,739	750	(24,966)	(120)
Institutional Shares
Issued	27,449	53	25,784	67
Issued in Lieu of Cash Distributions	1,274	3	1,348	3
Redeemed	(25,781)	(54)	(122,562)	(312)
Net Increase (Decrease)—Institutional Shares	2,942	2	(95,430)	(242)
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
27

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Russell 2000 Growth Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Russell 2000 Growth Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
28

Tax information (unaudited)
For corporate shareholders, 65.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $6,417,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $40,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $945,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
Q18530 102026
29

Financial Statements
For the year ended August 31, 2026
Vanguard Russell 3000 Index Fund

Russell 3000 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.7%)
	Linde plc	39,883	19,526
	Newmont Corp. (XNYS)	92,387	11,646
	Freeport-McMoRan Inc.	123,884	9,383
	Ecolab Inc.	21,482	6,084
	Air Products & Chemicals Inc.	18,960	5,867
	Anglogold Ashanti plc (XNYS)	43,745	4,913
	Fastenal Co.	99,339	4,898
	Nucor Corp.	19,065	4,759
	Steel Dynamics Inc.	11,670	2,715
	Carpenter Technology Corp.	4,164	1,984
	International Flavors & Fragrances Inc.	22,265	1,922
	Royal Gold Inc.	7,319	1,914
	Coeur Mining Inc.	88,659	1,842
	CF Industries Holdings Inc.	13,218	1,719
	International Paper Co.	45,324	1,719
	Reliance Inc.	4,419	1,697
	Southern Copper Corp.	8,050	1,681
	LyondellBasell Industries NV Class A	22,261	1,449
	Albemarle Corp.	10,171	1,373
*	RBC Bearings Inc.	2,688	1,329
	Mueller Industries Inc.	18,718	1,168
	Avery Dennison Corp.	6,606	1,150
	Alcoa Corp.	22,714	1,135
	Hecla Mining Co.	54,551	1,084
	Solstice Advanced Materials Inc.	13,732	870
	Eastman Chemical Co.	9,813	711
	Element Solutions Inc.	19,711	701
	SSR Mining Inc. (XTSE)	18,599	699
*	MP Materials Corp.	12,390	678
	Timken Co.	5,545	668
	Mosaic Co.	27,454	662
	Commercial Metals Co.	9,528	643
	Hexcel Corp.	6,487	601
*	Cleveland-Cliffs Inc.	49,433	571
*	Uranium Energy Corp.	42,276	517
	Balchem Corp.	2,766	487
	Sensient Technologies Corp.	3,610	487
	NewMarket Corp.	538	483
	Celanese Corp.	9,590	436
	Materion Corp.	1,765	417
	UFP Industries Inc.	4,858	411
*	Perimeter Solutions Inc.	12,906	394
	Cabot Corp.	4,431	366
	Avient Corp.	7,891	348
*	Almonty Industries Inc.	18,945	337
*	Energy Fuels Inc.	22,124	326
*	Constellium SE	11,491	304
	Aura Minerals Inc.	3,566	298
*	USA Rare Earth Inc.	16,170	288
	Ashland Inc.	3,884	285
*	Century Aluminum Co.	6,000	275
*	Novagold Resources Inc.	28,919	249
	Scotts Miracle-Gro Co.	3,863	231
	Kaiser Aluminum Corp.	1,409	224
	Westlake Corp.	2,851	214
*	Ingevity Corp.	2,928	203
	Innospec Inc.	2,159	203
	Hawkins Inc.	1,676	202
	Chemours Co.	12,854	200
	Quaker Chemical Corp.	1,183	196

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Minerals Technologies Inc.	2,659	189
*	Perpetua Resources Corp.	7,190	179
	Olin Corp.	9,717	169
	Huntsman Corp.	14,131	135
	FMC Corp.	10,426	120
	Stepan Co.	1,899	119
*	Ivanhoe Electric Inc.	10,389	115
*	Hycroft Mining Holding Corp. Class A	4,502	105
	Sylvamo Corp.	2,815	101
	Worthington Steel Inc.	2,919	101
	Ryerson Holding Corp.	3,911	98
*	Ecovyst Inc.	8,730	89
*	McEwen Mining Inc.	4,411	89
*	NWPX Infrastructure Inc.	774	85
	Koppers Holdings Inc.	1,614	74
	Elemental Royalty Corp.	3,145	68
*	Compass Minerals International Inc.	2,568	64
*	Dakota Gold Corp.	10,431	63
*	Metallus Inc.	3,091	60
*	LSB Industries Inc.	5,530	59
*	US Antimony Corp.	11,435	56
	Mativ Holdings Inc.	4,640	55
	Tronox Holdings plc	9,609	51
*	NioCorp Developments Ltd.	12,217	51
*	Rayonier Advanced Materials Inc.	5,623	48
*	Contango Silver & Gold Inc.	2,342	46
*	Ur-Energy Inc.	31,900	45
	Ferroglobe plc	10,834	45
*	Idaho Strategic Resources Inc.	1,275	41
*	ASP Isotopes Inc.	10,100	41
*,1	Critical Metals Corp.	5,245	38
*	Magnera Corp.	2,757	35
*	Intrepid Potash Inc.	869	34
	AdvanSix Inc.	1,965	33
	Caledonia Mining Corp. plc	1,323	33
	Orion SA	4,646	29
*	American Battery Technology Co.	10,366	28
	Vox Royalty Corp.	5,134	28
*	Vista Gold Corp.	12,708	28
*	Clearwater Paper Corp.	1,208	25
*	Alto Ingredients Inc.	6,015	24
	Friedman Industries Inc.	491	21
*	Comstock Inc.	6,300	21
*	Perma-Pipe International Holdings Inc.	643	18
*	Encore Energy Corp.	14,578	18
*	Tredegar Corp.	2,137	16
*	Elmet Group Co.	998	16
*	US Gold Corp.	919	15
*	GrafTech International Ltd.	2,123	15
*	Ampco-Pittsburgh Corp.	1,524	13
*	Lifezone Metals Ltd.	2,597	12
	Omega Flex Inc.	312	8
*	Sunshine Silver Mining & Refining Co.	331	6
*	Silver Bow Mining Corp.	120	1
*	Rare Earths Americas Inc.	96	1
			111,219
Consumer Discretionary (12.3%)
*	Amazon.com Inc.	839,241	218,010
*	Tesla Inc.	252,735	92,994
	Walmart Inc.	379,677	39,817
	Costco Wholesale Corp.	38,370	36,217
*	Netflix Inc.	363,006	29,422
	Home Depot Inc.	86,313	28,296
	Walt Disney Co.	153,531	16,512
	McDonald's Corp.	61,384	16,177
	Booking Holdings Inc.	66,980	13,335
*	Uber Technologies Inc.	169,546	12,826
	TJX Cos. Inc.	95,667	12,811
	Starbucks Corp.	98,667	10,483

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Lowe's Cos. Inc.	48,555	9,939
*	Spotify Technology SA	13,675	7,434
	General Motors Co.	77,993	6,732
*	Airbnb Inc. Class A	35,786	6,557
	Marriott International Inc. Class A	18,861	6,446
*	O'Reilly Automotive Inc.	71,838	6,379
	Target Corp.	39,300	6,323
	Ross Stores Inc.	27,336	6,247
	Hilton Worldwide Holdings Inc.	19,296	6,103
*	Warner Bros Discovery Inc.	208,104	5,937
	Royal Caribbean Cruises Ltd.	21,771	5,851
	Ford Motor Co.	338,757	4,722
	Delta Air Lines Inc.	56,649	4,419
*	Carvana Co.	60,065	4,412
*	AutoZone Inc.	1,426	4,266
*	Chipotle Mexican Grill Inc.	110,573	4,205
	Garmin Ltd.	14,215	4,039
	NIKE Inc. Class B	102,209	3,992
	eBay Inc.	38,516	3,989
	Yum! Brands Inc.	23,907	3,665
*	Take-Two Interactive Software Inc.	15,850	3,482
	DR Horton Inc.	21,852	3,159
	Expedia Group Inc.	9,876	3,132
*	United Airlines Holdings Inc.	28,068	3,031
	Carnival Corp. Ltd.	110,684	2,644
*	Copart Inc.	76,512	2,524
*	Live Nation Entertainment Inc.	13,792	2,481
	Dollar General Corp.	18,983	2,406
	Williams-Sonoma Inc.	10,155	2,318
	Restaurant Brands International Inc.	29,718	2,314
*	Roblox Corp. Class A	54,795	2,262
	Estee Lauder Cos. Inc. Class A	21,313	2,180
	Tapestry Inc.	17,520	2,162
	Omnicom Group Inc.	24,582	2,152
	Darden Restaurants Inc.	9,922	2,126
	PulteGroup Inc.	16,293	2,058
*	Ulta Beauty Inc.	3,773	2,026
*	Dollar Tree Inc.	15,986	2,024
*	Liberty Media Corp.-Liberty Formula One Class C	17,880	1,787
*	Coupang Inc.	107,551	1,727
	Genuine Parts Co.	11,866	1,610
	Tractor Supply Co.	45,341	1,582
	Southwest Airlines Co.	39,727	1,531
*	NVR Inc.	231	1,459
	Lennar Corp. Class A	17,127	1,441
*	Burlington Stores Inc.	5,401	1,403
*	SharkNinja Inc.	7,216	1,389
	Best Buy Co. Inc.	16,970	1,360
	RB Global Inc. (XTSE)	16,052	1,358
*	Viking Holdings Ltd.	15,296	1,318
	Aramark	22,583	1,272
	Somnigroup International Inc.	19,467	1,260
*	Rivian Automotive Inc. Class A	77,017	1,237
*	Flutter Entertainment plc	12,223	1,224
	Toll Brothers Inc.	8,107	1,163
	News Corp. Class A	37,751	1,159
*	Five Below Inc.	4,680	1,155
	Fox Corp. Class A	17,109	1,152
	Hasbro Inc.	12,223	1,150
	BorgWarner Inc. (XNYS)	17,823	1,144
	Ralph Lauren Corp.	3,207	1,113
	Texas Roadhouse Inc.	5,666	1,108
*	Deckers Outdoor Corp.	12,135	1,057
*	Lululemon Athletica Inc.	8,678	1,044
	Las Vegas Sands Corp.	23,809	1,043
*	BJ's Wholesale Club Holdings Inc.	11,119	1,008
*	DraftKings Inc. Class A	41,140	999
	TKO Group Holdings Inc.	5,338	975
	Service Corp. International	11,550	943
	Rollins Inc.	25,657	925

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	New York Times Co. Class A	13,260	892
*	Wayfair Inc. Class A	8,980	891
	Domino's Pizza Inc.	2,569	879
*	Brinker International Inc.	3,662	837
*	Aptiv plc	18,253	817
*	American Airlines Group Inc.	57,287	769
*	CarMax Inc.	12,231	750
	Murphy USA Inc.	1,441	743
	Dick's Sporting Goods Inc.	5,447	736
	Fox Corp. Class B	11,886	716
	Lithia Motors Inc.	1,936	711
*	MGM Resorts International	16,043	664
*	Etsy Inc.	8,082	657
*	GameStop Corp. Class A	35,512	653
*	Norwegian Cruise Line Holdings Ltd.	39,424	636
	Wynn Resorts Ltd.	6,634	606
	Hyatt Hotels Corp. Class A	3,422	571
*	Cava Group Inc.	8,665	570
	H&R Block Inc.	10,827	559
*	On Holding AG Class A	19,580	558
*	Lyft Inc. Class A	32,777	554
	LKQ Corp.	21,785	547
	Lear Corp.	4,352	544
*	Abercrombie & Fitch Co. Class A	3,787	542
*	e.l.f. Beauty Inc.	4,961	541
*	Madison Square Garden Sports Corp.	1,371	527
	Pool Corp.	2,781	519
*	Life Time Group Holdings Inc.	12,347	519
*	Caesars Entertainment Inc.	17,449	518
	U-Haul Holding Co.	8,610	514
*	Victoria's Secret & Co.	5,938	507
	Churchill Downs Inc.	5,740	502
*	Crocs Inc.	4,174	502
	Macy's Inc.	22,731	499
	Versant Media Group Inc.	12,101	498
*	Trade Desk Inc. Class A	36,225	497
*	Dutch Bros Inc. Class A	10,152	496
*	Duolingo Inc.	3,327	494
*	Frontdoor Inc.	6,038	488
*	Amer Sports Inc.	15,877	485
*	Chewy Inc. Class A	20,139	479
	Wyndham Hotels & Resorts Inc.	6,319	465
*	Floor & Decor Holdings Inc. Class A	9,230	464
	Nexstar Media Group Inc.	2,460	448
*	Liberty Live Holdings Inc. Class C	4,241	439
	Cheesecake Factory Inc.	3,995	437
	Sirius XM Holdings Inc.	15,332	432
*	AutoNation Inc.	2,134	429
	Gap Inc.	19,222	429
*	Champion Homes Inc.	4,730	422
	Vail Resorts Inc.	3,083	422
	Gentex Corp.	18,395	411
	VF Corp.	30,348	408
	Garrett Motion Inc.	14,791	399
*	Urban Outfitters Inc.	4,944	399
*	Boot Barn Holdings Inc.	2,643	398
*	Laureate Education Inc.	10,501	394
*	Ollie's Bargain Outlet Holdings Inc.	5,226	394
*	Alaska Air Group Inc.	9,462	391
	Meritage Homes Corp.	5,548	385
*	Covista Inc.	2,861	379
	PriceSmart Inc.	2,202	374
*	Mattel Inc.	24,615	368
*	SiteOne Landscape Supply Inc.	3,735	368
*	Cavco Industries Inc.	653	365
*	Planet Fitness Inc. Class A	6,922	357
	Kontoor Brands Inc.	4,668	352
*	Valvoline Inc.	10,990	352
	Travel & Leisure Co.	5,072	349
*	Asbury Automotive Group Inc.	1,639	346

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Boyd Gaming Corp.	4,404	342
	Bath & Body Works Inc.	17,354	334
	Atmus Filtration Technologies Inc.	7,081	334
*	OPENLANE Inc.	9,285	331
*	Bright Horizons Family Solutions Inc.	4,451	330
	Thor Industries Inc.	4,339	330
	Penske Automotive Group Inc.	1,518	329
*	Grand Canyon Education Inc.	2,207	327
*	SkyWest Inc.	3,440	326
	Cinemark Holdings Inc.	9,009	321
	Rush Enterprises Inc. Class A	4,159	320
*	Sphere Entertainment Co.	2,334	318
*	M/I Homes Inc.	2,113	314
*	Stride Inc.	3,574	310
	Graham Holdings Co. Class B	270	305
	Polaris Inc.	4,666	301
	HNI Corp.	6,158	298
*	Dorman Products Inc.	2,260	291
	PVH Corp.	3,885	288
	Dana Inc.	9,352	280
	Signet Jewelers Ltd.	3,359	276
*	Liberty Media Corp.-Liberty Formula One Class A	2,963	273
*	YETI Holdings Inc.	6,581	270
	Group 1 Automotive Inc.	998	269
	KB Home	5,040	269
	Steven Madden Ltd.	6,200	268
*	Madison Square Garden Entertainment Corp.	3,353	260
	Wingstop Inc.	2,357	258
	Choice Hotels International Inc.	2,414	250
	Harley-Davidson Inc.	9,002	248
	Marriott Vacations Worldwide Corp.	2,380	248
*	Knowles Corp.	7,175	245
	Academy Sports & Outdoors Inc.	5,562	239
*	QuantumScape Corp.	42,637	238
	Visteon Corp.	2,286	233
	Red Rock Resorts Inc. Class A	4,075	229
	Newell Brands Inc.	36,550	228
*	Shake Shack Inc. Class A	3,312	228
*	Rush Street Interactive Inc.	8,735	225
	Advance Auto Parts Inc.	5,258	222
*	Avis Budget Group Inc.	1,502	222
	Whirlpool Corp.	5,425	222
	American Eagle Outfitters Inc.	13,307	221
	Phinia Inc.	3,149	216
	OneSpaWorld Holdings Ltd.	8,307	206
	Acushnet Holdings Corp.	2,348	203
*	Hilton Grand Vacations Inc.	4,753	202
	LCI Industries	2,004	202
*	RH	1,334	199
*	IMAX Corp.	3,891	199
	Super Group SGHC Ltd.	14,129	191
*	Green Brick Partners Inc.	2,587	187
*	Lionsgate Studios Corp.	16,480	187
*	Peloton Interactive Inc. Class A	34,672	186
*	Penn Entertainment Inc.	11,069	185
	Perdoceo Education Corp.	5,523	184
*	Callaway Golf Co.	11,662	183
	News Corp. Class B	5,329	183
	Interface Inc.	4,805	182
	John Wiley & Sons Inc. Class A	3,427	180
	Interparfums Inc.	1,517	178
	Dillard's Inc. Class A	270	169
*	Liberty Live Holdings Inc. Class A	1,698	169
	Kohl's Corp.	9,403	168
*	Atlanta Braves Holdings Inc. Class C	3,366	167
*	Sonos Inc.	10,396	162
*	Birkenstock Holding plc	4,627	162
	Strategic Education Inc.	1,933	160
*	Allegiant Travel Co.	2,023	154
	Worthington Enterprises Inc.	2,616	150

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Genius Sports Ltd.	19,925	148
	Century Communities Inc.	2,166	146
	Rush Enterprises Inc. Class B	1,868	145
*	Goodyear Tire & Rubber Co.	23,044	144
*	Sally Beauty Holdings Inc.	8,434	138
*	AMC Entertainment Holdings Inc. Class A	51,631	136
*	SHARPLINK Inc.	15,633	135
	Wolverine World Wide Inc.	6,732	133
*	Capri Holdings Ltd.	10,001	133
*	Adient plc	6,903	131
*	JetBlue Airways Corp.	28,333	130
	MillerKnoll Inc.	5,655	128
*	Dauch Corp.	20,236	127
	Monarch Casino & Resort Inc.	1,053	127
*	Arlo Technologies Inc.	9,512	125
	PROG Holdings Inc.	3,282	125
*	Coursera Inc.	19,157	125
*	Figs Inc. Class A	7,942	122
*	Six Flags Entertainment Corp.	8,018	121
	Buckle Inc.	2,765	118
	Wendy's Co.	13,765	114
	La-Z-Boy Inc.	3,506	111
*	Lindblad Expeditions Holdings Inc.	4,168	111
	Lennar Corp. Class B	1,322	109
*	National Vision Holdings Inc.	6,401	109
*	XPEL Inc.	2,223	109
	Cracker Barrel Old Country Store Inc.	1,958	108
*	GigaCloud Technology Inc. Class A	2,169	105
*	BJ's Restaurants Inc.	1,642	104
	Columbia Sportswear Co.	1,817	104
*	Global Business Travel Group I	10,777	102
	Carter's Inc.	3,130	101
*	Gentherm Inc.	2,567	101
*	Atlanta Braves Holdings Inc. Class A	1,828	101
*	Central Garden & Pet Co.	2,292	99
	G-III Apparel Group Ltd.	3,038	99
*	LGI Homes Inc.	1,735	97
*	Under Armour Inc. Class A	19,226	97
*	ACV Auctions Inc. Class A	13,746	97
	Brightstar Lottery plc	8,453	95
*	QuinStreet Inc.	4,828	94
*	RealReal Inc.	9,060	93
*	MarineMax Inc.	1,731	90
*	TripAdvisor Inc.	9,480	90
*	Unusual Machines Inc.	3,759	89
*	Liquidity Services Inc.	2,084	87
*	Central Garden & Pet Co. Class A	2,275	85
*	Coty Inc. Class A	29,738	85
*	Universal Technical Institute Inc.	3,986	84
	Upbound Group Inc.	4,560	83
*	Pursuit Attractions & Hospitality Inc.	1,714	82
	Winmark Corp.	246	82
*	Revolve Group Inc.	3,627	81
	Sonic Automotive Inc. Class A	1,024	81
*	Under Armour Inc. Class C	15,989	79
*	Clear Channel Outdoor Holdings Inc.	32,822	78
*	Bloomin' Brands Inc.	7,428	77
*	Fox Factory Holding Corp.	3,696	76
*	USA TODAY Co. Inc.	12,106	76
*	Stagwell Inc.	8,731	76
*	American Public Education Inc.	1,591	73
*	Beazer Homes USA Inc.	2,210	73
	Winnebago Industries Inc.	2,437	73
	Gold.com Inc.	1,592	72
*	Daily Journal Corp.	112	70
	Standard Motor Products Inc.	1,812	68
	Papa John's International Inc.	2,833	67
*	Driven Brands Holdings Inc.	5,422	67
*	First Watch Restaurant Group Inc.	5,296	67
*	United Parks & Resorts Inc.	1,658	66

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Sabre Corp.	30,173	65
*	Lincoln Educational Services Corp.	2,468	62
*	Sweetgreen Inc. Class A	8,879	62
	Global Industrial Co.	1,452	57
	Matthews International Corp. Class A	2,683	56
*	Helen of Troy Ltd.	1,855	56
	Sinclair Inc.	3,944	56
*	U-Haul Holding Co. (XNYS)	802	54
*,1	Lucid Group Inc.	11,237	54
	Ermenegildo Zegna NV	3,867	53
*	MNTN Inc. Class A	4,017	53
*	Cars.com Inc.	4,463	52
	Marcus Corp.	1,834	52
*	Eastman Kodak Co.	5,713	51
*	Corsair Gaming Inc.	4,201	51
*	Malibu Boats Inc. Class A	1,822	49
	Smith & Wesson Brands Inc.	3,881	49
	Movado Group Inc.	1,437	48
	Scholastic Corp.	1,252	48
*	Oddity Tech Ltd. Class A	3,331	48
	Arhaus Inc.	5,256	46
	Ethan Allen Interiors Inc.	1,895	45
*	Hovnanian Enterprises Inc. Class A	361	45
	Sturm Ruger & Co. Inc.	1,188	45
*	Accel Entertainment Inc.	3,852	45
*,1	XMAX Inc.	5,018	45
	Oxford Industries Inc.	1,142	44
*	El Pollo Loco Holdings Inc.	2,682	41
*	Newsmax Inc.	3,817	41
	Dine Brands Global Inc.	1,160	38
	Entravision Communications Corp. Class A	4,758	38
	Carriage Services Inc.	1,096	37
*	Citi Trends Inc.	528	36
*	Cooper-Standard Holdings Inc.	1,318	35
	Gray Media Inc.	7,082	35
	Caleres Inc.	2,802	34
*	Dream Finders Homes Inc. Class A	2,439	34
*	Biglari Holdings Inc. Class B	86	33
*	McGraw Hill Inc.	2,532	33
*	Yesway Inc. Class A	1,323	33
*	MasterCraft Boat Holdings Inc.	1,378	32
*	Civeo Corp.	947	32
*	Nexxen International Ltd.	3,313	32
	Monro Inc.	2,473	31
*	Savers Value Village Inc.	2,984	31
	Arko Corp.	6,589	30
	Camping World Holdings Inc. Class A	4,530	29
	Build-A-Bear Workshop Inc.	947	29
	Johnson Outdoors Inc. Class A	617	28
	Rocky Brands Inc.	616	28
*	AMC Global Media Inc.	2,202	28
*	iHeartMedia Inc. Class A	10,287	28
*	Latham Group Inc.	3,954	28
*	Bob's Discount Furniture Inc.	1,659	28
	Weyco Group Inc.	601	27
*	Starz Entertainment Corp.	1,023	27
	Flexsteel Industries Inc.	329	26
*	Funko Inc. Class A	3,811	26
	Haverty Furniture Cos. Inc.	960	26
*	Stitch Fix Inc. Class A	8,180	26
*	Portillo's Inc. Class A	5,732	26
*	Jack in the Box Inc.	1,537	25
*	Neighborhood Intelligence Inc.	6,239	25
*	Strattec Security Corp.	362	25
	Nathan's Famous Inc.	251	25
*	Frontier Group Holdings Inc.	4,423	25
*	Krispy Kreme Inc.	7,180	25
*,1	Hertz Global Holdings Inc.	10,822	25
*	Genesco Inc.	731	24
*	Fossil Group Inc.	4,578	23

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Kura Sushi USA Inc. Class A	510	23
	Cricut Inc. Class A	3,945	23
*	ThredUP Inc. Class A	8,626	23
*	Boston Omaha Corp. Class A	1,620	22
*	Clean Energy Fuels Corp.	13,878	22
*	Zumiez Inc.	1,223	22
*	Legacy Housing Corp.	798	22
	JAKKS Pacific Inc.	853	21
*	Falcon's Beyond Global Inc. Class A	2,315	21
*	Republic Airways Holdings Inc.	1,229	21
*	Dave & Buster's Entertainment Inc.	2,267	20
	Hamilton Beach Brands Holding Co. Class A	607	19
*	Lovesac Co.	1,225	19
*	Petco Health & Wellness Co. Inc.	7,028	19
*	Holley Inc.	6,659	19
*	GoPro Inc. Class A	21,077	18
	Shoe Station Group Inc.	1,293	18
*	Stoneridge Inc.	2,667	18
	Lifetime Brands Inc.	1,803	17
*	Turtle Beach Corp.	1,352	17
*	Reservoir Media Inc.	1,745	17
*	EW Scripps Co. Class A	4,477	15
*	Outdoor Holding Co.	6,813	15
*	Webtoon Entertainment Inc.	1,393	15
	Barnes & Noble Education Inc.	1,230	15
	Escalade Inc.	674	14
	RCI Hospitality Holdings Inc.	492	14
	Designer Brands Inc. Class A	2,462	13
*	Vuzix Corp.	4,978	13
*	RumbleON Inc. Class B	2,327	13
*	Xponential Fitness Inc. Class A	2,362	13
	National CineMedia Inc.	5,010	13
	Phoenix Education Partners Inc.	464	13
	Playtika Holding Corp.	5,103	12
*	Tron Inc.	6,579	12
*	Motorcar Parts of America Inc.	920	11
	Superior Group of Cos. Inc.	911	11
*	SES AI Corp.	21,680	11
*	Black Rock Coffee Bar Inc. Class A	1,168	11
*	OneWater Marine Inc. Class A	854	10
*	Inspired Entertainment Inc.	1,641	10
*	Bally's Corp.	1,008	9
*	Venu Holding Corp.	4,549	9
*	Envela Corp.	583	8
*	Torrid Holdings Inc.	3,571	8
*	Lands' End Inc.	630	7
*	1-800-Flowers.com Inc. Class A	1,855	7
*	Jersey Mike's Subs Inc. Class A	321	7
	J Jill Inc.	326	6
	CuriosityStream Inc.	2,075	6
*	Thryv Holdings Inc.	3,125	6
*	KinderCare Learning Cos. Inc.	2,241	6
*	Reformation Inc.	206	3
*	Neutron Holdings Inc.	66	3
			787,094
Consumer Staples (3.4%)
	Coca-Cola Co.	336,077	29,800
	Procter & Gamble Co.	201,737	29,276
	Philip Morris International Inc.	134,976	25,281
	PepsiCo Inc.	118,049	16,567
	CVS Health Corp.	111,050	10,429
	Altria Group Inc.	144,714	9,910
	McKesson Corp.	10,603	9,387
	Mondelez International Inc. Class A	111,119	6,897
	Colgate-Palmolive Co.	68,862	6,185
*	Monster Beverage Corp.	121,373	5,573
	Cencora Inc.	16,144	5,224
	Corteva Inc.	58,191	4,925
	Cardinal Health Inc.	20,238	4,748

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Keurig Dr Pepper Inc.	112,469	3,583
	Archer-Daniels-Midland Co.	41,539	3,377
	Sysco Corp.	41,422	3,358
	Kenvue Inc.	164,406	3,104
	Kimberly-Clark Corp.	28,507	3,077
	Kroger Co.	48,315	2,780
	Casey's General Stores Inc.	3,199	2,406
	Hershey Co.	12,676	2,234
	Church & Dwight Co. Inc.	20,432	2,039
*	US Foods Holding Corp.	19,006	1,993
	General Mills Inc.	46,468	1,914
	Kraft Heinz Co.	73,884	1,897
	Constellation Brands Inc. Class A	11,915	1,556
	Bunge Global SA	11,456	1,331
	Tyson Foods Inc. Class A	23,931	1,320
*	Performance Food Group Co.	12,972	1,286
	McCormick & Co. Inc.	21,952	1,190
	J M Smucker Co.	9,008	1,181
	Clorox Co.	10,394	1,015
	Coca-Cola Consolidated Inc.	4,889	956
*	Darling Ingredients Inc.	13,495	894
*	Sprouts Farmers Market Inc.	8,075	662
	Conagra Brands Inc.	41,192	660
	Lamb Weston Holdings Inc.	11,441	624
	Ingredion Inc.	5,390	558
	Hormel Foods Corp.	25,006	546
	Molson Coors Beverage Co. Class B	13,055	519
	Primo Brands Corp.	22,749	519
*	Celsius Holdings Inc.	14,757	464
	Campbell's Co.	16,946	401
	JBS NV Class A	28,420	382
*	Chefs' Warehouse Inc.	3,170	357
	Albertsons Cos. Inc. Class A	28,863	356
	Brown-Forman Corp. Class B	11,895	316
*	Freshpet Inc.	4,193	293
	Cal-Maine Foods Inc.	3,705	292
*	Post Holdings Inc.	3,453	288
	WD-40 Co.	1,163	249
*	Vita Coco Co. Inc.	4,083	240
*	United Natural Foods Inc.	5,059	222
	Andersons Inc.	2,872	186
	Marzetti Co.	1,627	183
	Spectrum Brands Holdings Inc.	1,940	167
	Turning Point Brands Inc.	1,575	128
*	Boston Beer Co. Inc. Class A	678	121
*	Pilgrim's Pride Corp.	3,777	119
	Edgewell Personal Care Co.	4,063	117
	Reynolds Consumer Products Inc.	4,922	114
	Flowers Foods Inc.	16,205	112
	Energizer Holdings Inc.	5,046	110
	Ingles Markets Inc. Class A	1,315	108
	J & J Snack Foods Corp.	1,227	108
*	BellRing Brands Inc.	9,611	104
*	Grocery Outlet Holding Corp.	8,540	102
	Brown-Forman Corp. Class A	3,521	96
*	Herbalife Ltd.	8,659	95
	Utz Brands Inc.	6,700	95
	Universal Corp.	2,069	94
	Dole plc	6,635	92
	Del Monte Corp.	2,844	90
	Smithfield Foods Inc.	3,851	84
*	Simply Good Foods Co.	7,274	83
	Seaboard Corp.	21	82
*	Seneca Foods Corp. Class A	404	80
	Oil-Dri Corp. of America	876	79
	Weis Markets Inc.	1,026	73
	National Beverage Corp.	2,136	68
*	Mission Produce Inc.	5,064	64
*	Guardian Pharmacy Services Inc. Class A	1,448	54
	John B Sanfilippo & Son Inc.	721	53

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Mama's Creations Inc.	3,199	52
*	Honest Co. Inc.	7,340	42
	Village Super Market Inc. Class A	821	36
	ACCO Brands Corp.	7,702	33
*	Vital Farms Inc.	2,662	28
	Natural Grocers by Vitamin Cottage Inc. Class C	971	27
	B&G Foods Inc.	6,200	22
	Limoneira Co.	1,508	21
*	Westrock Coffee Co.	2,680	21
	Alico Inc.	497	20
*	Once Upon a Farm PBC	1,129	20
*	Nature's Sunshine Products Inc.	1,345	19
	Nu Skin Enterprises Inc. Class A	3,734	18
	MGP Ingredients Inc.	903	15
*	Lifeway Foods Inc.	451	12
*	USANA Health Sciences Inc.	790	11
*	Playboy Inc.	8,197	10
*	BRC Inc. Class A	1,021	8
*	Suja Life Inc. Class A	65	1
			218,118
Energy (3.7%)
	ExxonMobil Holdings Corp.	359,959	57,935
	Chevron Corp.	160,442	33,073
	ConocoPhillips	105,524	13,981
	Marathon Petroleum Corp.	25,455	9,503
	Valero Energy Corp.	25,597	9,187
	Phillips 66	34,688	8,553
	Williams Cos. Inc.	105,500	7,918
	SLB Ltd.	129,478	7,782
	EOG Resources Inc.	46,331	6,716
	Baker Hughes Co.	86,015	5,466
	Kinder Morgan Inc.	168,206	5,423
	Targa Resources Corp.	18,370	5,394
	Cheniere Energy Inc.	18,132	5,289
	ONEOK Inc.	54,579	5,240
	Devon Energy Corp.	97,650	4,737
	Occidental Petroleum Corp.	62,867	3,783
	Diamondback Energy Inc.	16,614	3,331
	EQT Corp.	52,242	2,830
	TechnipFMC plc	34,248	2,676
	Halliburton Co.	72,331	2,665
	Expand Energy Corp.	19,713	1,935
	Texas Pacific Land Corp.	5,079	1,901
*	First Solar Inc.	8,824	1,782
	Ovintiv Inc. (XNYS)	24,377	1,600
	Permian Resources Corp. Class A	68,627	1,598
	HF Sinclair Corp.	13,345	1,356
	APA Corp.	30,403	1,312
	DT Midstream Inc.	8,766	1,148
*	Nextpower Inc. Class A	12,774	1,048
*	Antero Resources Corp.	25,587	985
	Range Resources Corp.	20,117	831
	SM Energy Co.	20,544	764
	Viper Energy Inc. Class A	16,414	735
	Chord Energy Corp.	4,861	715
	NOV Inc.	30,954	659
	Antero Midstream Corp.	28,464	638
	PBF Energy Inc. Class A	8,324	608
	Weatherford International plc	6,099	596
	Matador Resources Co.	9,952	577
	Magnolia Oil & Gas Corp. Class A	19,561	525
	Kodiak Gas Services Inc.	8,517	501
	Noble Corp. plc	10,889	499
*	Transocean Ltd. (XNYS)	83,626	486
	Warrior Met Coal Inc.	4,480	485
	Archrock Inc.	14,774	466
	Core Natural Resources Inc.	4,287	439
*	Oceaneering International Inc.	8,422	436
	Golar LNG Ltd.	8,348	430

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Murphy Oil Corp.	11,709	426
*	CNX Resources Corp.	11,642	424
	Cactus Inc. Class A	5,982	421
*	Valaris Ltd.	4,877	421
*	Enphase Energy Inc.	11,119	405
*	Tidewater Inc.	4,177	389
	Delek US Holdings Inc.	5,097	379
	Patterson-UTI Energy Inc.	29,637	375
	Helmerich & Payne Inc.	8,390	366
*	Par Pacific Holdings Inc.	4,200	336
	California Resources Corp.	6,237	331
	Peabody Energy Corp.	10,450	310
	Crescent Energy Co. Class A	21,777	298
*	Calumet Inc.	5,885	293
	Liberty Energy Inc.	13,753	271
*	Centrus Energy Corp. Class A	1,547	265
*	Seadrill Ltd.	5,274	257
*	DNOW Inc.	15,802	253
*	Plug Power Inc.	116,798	252
*	Gulfport Energy Corp.	1,324	238
	Kinetik Holdings Inc.	4,301	236
	Northern Oil & Gas Inc.	9,037	235
	Solaris Energy Infrastructure Inc.	4,427	225
*	Alpha Metallurgical Resources Inc.	905	213
*	Talos Energy Inc.	10,832	187
	Select Water Solutions Inc.	9,447	184
*	National Energy Services Reunited Corp.	5,064	178
	World Kinect Corp.	4,149	148
*	Kosmos Energy Ltd.	49,148	141
*	Expro Ltd.	6,988	127
*	Helix Energy Solutions Group Inc.	12,223	126
*	Innovex International Inc.	3,895	119
*	American Superconductor Corp.	3,909	112
	CVR Energy Inc.	2,685	112
*	NextDecade Corp.	14,779	111
*	Nabors Industries Ltd. (XNYS)	1,160	109
	Bristow Group Inc.	2,384	108
*	REX American Resources Corp.	2,510	103
*	Shoals Technologies Group Inc. Class A	13,775	95
*	NPK International Inc.	7,062	94
*	ProPetro Holding Corp.	8,213	93
	Diversified Energy Co.	6,087	91
*	Comstock Resources Inc.	6,145	89
*	Borr Drilling Ltd.	19,707	88
*	Atlas Energy Solutions Inc.	6,704	88
*	Green Plains Inc.	5,853	85
*	Solv Energy Inc. Class A	3,270	83
*	FuelCell Energy Inc.	4,457	77
*	Fluence Energy Inc.	6,940	75
*	TETRA Technologies Inc.	10,512	72
	SunCoke Energy Inc.	6,780	70
*	Forum Energy Technologies Inc.	851	70
	Flowco Holdings Inc. Class A	3,056	67
*	T1 Energy Inc.	14,743	66
*	BKV Corp.	2,705	65
*	X-Energy Inc.	3,547	65
*	Ramaco Resources Inc. Class A	4,393	63
*	Ameresco Inc. Class A	2,741	61
*	Sable Offshore Corp.	12,067	58
	VAALCO Energy Inc.	9,507	56
*	Array Technologies Inc.	12,674	56
	RPC Inc.	8,110	53
*	Canadian Solar Inc.	4,044	50
	Riley Exploration Permian Inc.	1,248	49
*	Oil States International Inc.	5,257	46
	Core Laboratories Inc.	3,538	44
	Vitesse Energy Inc.	2,426	42
*	Energy Vault Holdings Inc.	11,440	39
	Natural Gas Services Group Inc.	1,088	38
*	Solid Power Inc.	16,051	37

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	W&T Offshore Inc.	9,407	35
	SandRidge Energy Inc.	2,377	34
*	Flotek Industries Inc.	1,288	31
*	New Era Energy & Digital Inc.	6,611	31
*	Gevo Inc.	16,625	28
	Ranger Energy Services Inc. Class A	1,687	28
*	Ring Energy Inc.	16,751	25
*	Summit Midstream Corp.	715	25
	Granite Ridge Resources Inc.	3,992	20
	ARKO Petroleum Corp.	1,082	20
*	HMH Holding Inc. Class A	1,034	20
*	Amplify Energy Corp.	3,770	19
	American Resources Corp.	7,596	18
*	Kolibri Global Energy Inc.	2,953	18
*	Aemetis Inc.	9,015	17
	Smart Sand Inc.	3,218	17
*	Infinity Natural Resources Inc. Class A	1,073	17
	NACCO Industries Inc. Class A	372	16
*	SEACOR Marine Holdings Inc.	1,584	15
*	ChargePoint Holdings Inc.	2,682	15
*	EVgo Inc.	10,019	13
	Epsilon Energy Ltd.	1,853	12
*	PrimeEnergy Resources Corp.	57	12
	Energy Services of America Corp.	992	12
	HighPeak Energy Inc.	1,303	11
	Evolution Petroleum Corp.	2,539	9
	FutureFuel Corp.	1,670	9
*	ProFrac Holding Corp. Class A	1,689	9
*	Montauk Renewables Inc.	4,337	7
*	Tigo Energy Inc.	6,235	7
	WhiteHawk Minerals Corp. Class A	191	5
*	OPAL Fuels Inc. Class A	1,961	4
			238,705
Financials (10.5%)
	JPMorgan Chase & Co. (XNYS)	231,260	82,333
*	Berkshire Hathaway Inc. Class B	161,070	81,184
	Bank of America Corp. (XNYS)	571,815	35,418
	Goldman Sachs Group Inc. (XNYS)	23,442	24,049
	Wells Fargo & Co.	264,996	22,893
	Morgan Stanley	96,949	20,681
	Citigroup Inc. (XNYS)	147,421	19,404
	Charles Schwab Corp.	141,348	15,523
	Blackrock Inc.	13,214	15,270
	S&P Global Inc.	25,575	11,147
	Progressive Corp.	50,543	11,022
	Chubb Ltd.	30,375	10,285
	Bank of New York Mellon Corp.	59,282	9,561
	Blackstone Inc.	64,469	9,235
	CME Group Inc.	31,256	8,924
	PNC Financial Services Group Inc.	34,678	8,310
	US Bancorp	134,232	8,266
	Marsh & McLennan Cos. Inc.	41,776	7,929
	Intercontinental Exchange Inc.	48,607	7,811
*	Robinhood Markets Inc. Class A	66,532	6,973
	Travelers Cos. Inc.	18,304	6,698
	Moody's Corp.	12,981	6,551
	KKR & Co. Inc.	59,388	6,516
	Aon plc Class A (XNYS)	18,028	5,796
	Arthur J Gallagher & Co.	22,095	5,792
	Allstate Corp.	22,168	5,715
	Truist Financial Corp.	107,842	5,347
	Apollo Global Management Inc.	36,399	4,971
	Aflac Inc.	39,361	4,560
	MetLife Inc.	46,786	4,453
	State Street Corp.	23,137	4,428
*	NU Holdings Ltd. Class A	300,430	4,371
	Ameriprise Financial Inc.	7,844	4,339
	Fifth Third Bancorp	78,267	4,208
	Nasdaq Inc.	38,690	3,815

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Interactive Brokers Group Inc. Class A	37,609	3,659
*	Coinbase Global Inc. Class A	19,043	3,582
	Prudential Financial Inc.	30,137	3,544
	American International Group Inc.	45,763	3,494
	MSCI Inc.	6,087	3,473
	Hartford Insurance Group Inc.	23,698	3,256
	M&T Bank Corp.	12,700	2,971
	Northern Trust Corp.	15,902	2,951
*	Arch Capital Group Ltd.	30,089	2,951
	Huntington Bancshares Inc.	174,578	2,913
	Willis Towers Watson plc	8,143	2,757
	Cboe Global Markets Inc.	9,070	2,723
	LPL Financial Holdings Inc.	6,909	2,557
	Raymond James Financial Inc.	14,196	2,529
	Citizens Financial Group Inc.	36,447	2,510
	Ares Management Corp. Class A	16,993	2,433
	Cincinnati Financial Corp.	13,146	2,234
	Regions Financial Corp.	73,965	2,210
	Principal Financial Group Inc.	18,470	2,035
	T Rowe Price Group Inc.	18,257	2,032
*	SoFi Technologies Inc.	108,902	1,947
*	Markel Group Inc.	1,067	1,924
	Brown & Brown Inc.	25,457	1,837
	Broadridge Financial Solutions Inc.	10,012	1,826
	KeyCorp	79,881	1,726
	Brookfield Asset Management Ltd. Class A	32,783	1,688
	Loews Corp.	14,508	1,571
	First Citizens BancShares Inc. Class A	691	1,496
	East West Bancorp Inc.	11,787	1,495
*	Circle Internet Group Inc.	15,428	1,474
	Annaly Capital Management Inc.	63,627	1,458
	Reinsurance Group of America Inc.	5,688	1,399
	W R Berkley Corp.	19,587	1,323
	Pinnacle Financial Partners Inc.	12,870	1,287
	Everest Group Ltd.	3,429	1,285
	Unum Group	13,658	1,273
	Assurant Inc.	4,298	1,211
	Equitable Holdings Inc.	24,137	1,210
	RenaissanceRe Holdings Ltd.	3,621	1,186
	Globe Life Inc.	6,778	1,170
*	Rocket Cos. Inc. Class A	83,636	1,122
	Carlyle Group Inc.	22,925	1,109
	Tradeweb Markets Inc. Class A	10,005	1,078
	AGNC Investment Corp.	99,624	1,069
	Stifel Financial Corp.	12,888	1,041
	Fidelity National Financial Inc.	21,973	1,021
	Invesco Ltd.	31,085	1,019
	Ally Financial Inc.	23,859	1,007
	First Horizon Corp.	41,132	1,000
	FactSet Research Systems Inc.	3,123	979
	SEI Investments Co.	8,767	973
	Popular Inc.	5,535	931
	Evercore Inc. Class A	3,196	915
	UMB Financial Corp.	6,211	880
	Southstate Bank Corp.	8,348	876
	Wintrust Financial Corp.	5,710	859
	Zions Bancorp NA	12,666	845
	Cullen / Frost Bankers Inc.	5,117	823
	American Financial Group Inc.	5,708	814
	Old Republic International Corp.	19,431	811
	Affiliated Managers Group Inc.	2,199	810
	Voya Financial Inc.	7,943	805
	Franklin Templeton Inc.	23,138	790
	Primerica Inc.	2,698	776
	Old National Bancorp	29,460	754
	Jackson Financial Inc. Class A	5,577	744
	FirstCash Holdings Inc.	3,466	743
*	Chime Financial Inc. Class A	22,427	743
	Columbia Banking System Inc.	24,848	736
	Prosperity Bancshares Inc.	10,022	717

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Western Alliance Bancorp	9,150	715
	Kinsale Capital Group Inc.	1,890	707
	Blue Owl Capital Inc.	56,828	696
	Corebridge Financial Inc.	21,264	692
	Jefferies Financial Group Inc.	13,134	691
	Commerce Bancshares Inc.	11,772	679
	TPG Inc.	12,554	679
	Hanover Insurance Group Inc.	2,988	676
	Lincoln National Corp.	14,935	636
	Houlihan Lokey Inc.	4,736	631
*	StoneX Group Inc.	9,196	630
	First American Financial Corp.	8,425	623
	Axis Capital Holdings Ltd.	6,306	623
	OneMain Holdings Inc.	9,965	622
	XP Inc. Class A	34,117	622
*	Oscar Health Inc. Class A	20,288	608
*	Riot Platforms Inc.	30,271	575
	Valley National Bancorp	41,228	562
	United Bankshares Inc.	11,740	553
	FNB Corp.	30,265	552
	MGIC Investment Corp.	17,885	548
	Glacier Bancorp Inc.	11,234	520
	Essent Group Ltd.	7,676	519
	Hancock Whitney Corp.	6,944	517
	Atlantic Union Bankshares Corp.	12,189	492
	MarketAxess Holdings Inc.	3,028	492
	Rithm Capital Corp.	48,363	485
	Starwood Property Trust Inc.	30,477	478
	Virtu Financial Inc. Class A	7,166	470
	Selective Insurance Group Inc.	5,136	469
*	Enova International Inc.	2,063	468
	Home BancShares Inc.	15,820	466
	Ameris Bancorp	5,517	465
*	Axos Financial Inc.	4,648	450
	RLI Corp.	7,011	445
	Piper Sandler Cos.	5,899	443
	CNO Financial Group Inc.	7,936	435
	White Mountains Insurance Group Ltd.	207	435
	Bank OZK	8,849	434
	Moelis & Co. Class A	6,374	434
	Victory Capital Holdings Inc. Class A	3,681	434
	SLM Corp.	16,548	430
	Radian Group Inc.	11,525	413
	Eastern Bankshares Inc.	18,619	409
	Ryan Specialty Holdings Inc.	9,615	406
*	Galaxy Digital Inc. Class A	16,276	400
	Marex Group Ltd.	5,290	383
	PJT Partners Inc. Class A	2,118	382
	Fulton Financial Corp.	16,142	379
	BGC Group Inc. Class A	31,358	377
	Morningstar Inc.	1,712	375
	ServisFirst Bancshares Inc.	8,653	372
	First Financial Bankshares Inc.	11,167	371
	Hamilton Lane Inc. Class A	3,410	371
	Associated Banc-Corp.	12,033	368
	First BanCorp (XNYS)	13,134	366
	Bread Financial Holdings Inc.	3,473	363
	Texas Capital Bancshares Inc.	3,701	360
*	MARA Holdings Inc.	32,798	353
	United Community Banks Inc.	10,103	352
	Flagstar Bank NA	25,897	345
	Lazard Inc.	7,958	344
	WSFS Financial Corp.	4,403	341
	StepStone Group Inc. Class A	6,507	340
	Cathay General Bancorp	5,467	335
	Independent Bank Corp. (XNGS)	4,100	333
	WesBanco Inc.	8,177	327
	International Bancshares Corp.	4,641	326
	Simmons First National Corp. Class A	14,408	325
*	Lemonade Inc.	6,181	323

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Renasant Corp.	7,877	322
*	Genworth Financial Inc.	32,148	320
*	Dave Inc.	864	311
	CVB Financial Corp.	13,969	310
	Palomar Holdings Inc.	2,248	298
	BankUnited Inc.	6,340	289
*	NMI Holdings Inc.	6,524	289
	First Interstate BancSystem Inc. Class A	7,832	288
	First Financial Bancorp	8,781	287
	Nicolet Bankshares Inc.	1,688	286
	Community Financial System Inc.	4,534	285
*	Miami International Holdings Inc.	6,531	280
	Towne Bank	7,536	279
	Seacoast Banking Corp. of Florida	8,071	274
	WisdomTree Inc.	11,255	271
	First Hawaiian Inc.	10,525	270
	Park National Corp.	1,384	270
*,1	Freedom Holding Corp.	1,533	268
*	Brighthouse Financial Inc.	5,026	266
	Columbia Financial Inc.	22,828	265
	Assured Guaranty Ltd.	3,540	264
*	Webull Corp.	27,750	263
	Bank of Hawaii Corp.	3,384	257
*	Baldwin Insurance Group Inc.	8,266	255
	First Merchants Corp.	6,130	254
	Provident Financial Services Inc.	10,663	250
	Artisan Partners Asset Management Inc. Class A	5,688	242
	Banc of California Inc.	12,787	238
	Dynex Capital Inc.	18,340	236
	Mercury General Corp.	2,304	235
	NBT Bancorp Inc.	4,380	225
	BOK Financial Corp.	1,634	222
	Acadian Asset Management Inc.	2,359	222
*	Bancorp Inc.	3,363	219
	WaFd Inc.	6,127	219
*	SiriusPoint Ltd.	9,018	218
	FB Financial Corp.	3,807	217
	Beacon Financial Corp.	6,967	216
	First Bancorp / Southern Pines NC	3,362	213
*	Upstart Holdings Inc.	7,284	209
*	Customers Bancorp Inc.	2,663	208
	Trustmark Corp.	4,531	208
*	Skyward Specialty Insurance Group Inc.	3,568	205
	BancFirst Corp.	1,848	202
	First Busey Corp.	6,722	202
	Bank of NT Butterfield & Son Ltd.	3,373	199
	Banner Corp.	2,805	197
	Cohen & Steers Inc.	2,424	196
	Enterprise Financial Services Corp.	3,019	191
	Blackstone Mortgage Trust Inc. Class A	13,674	190
	OFG Bancorp	3,653	190
*	Credit Acceptance Corp.	313	188
	Northwest Bancshares Inc.	12,291	188
	PennyMac Financial Services Inc.	2,554	187
	Federal Agricultural Mortgage Corp. Class C	808	178
	Stewart Information Services Corp.	2,596	178
	HCI Group Inc.	952	177
	Stock Yards Bancorp Inc.	2,237	177
*	Encore Capital Group Inc.	1,787	173
	Horace Mann Educators Corp.	3,352	171
*	Happen Inc.	9,714	171
	ARMOUR Residential REIT Inc.	10,558	171
	First Commonwealth Financial Corp.	8,188	169
	German American Bancorp Inc.	3,306	163
	City Holding Co.	1,132	162
	Brookfield Business Corp. Class A	5,848	160
	S&T Bancorp Inc.	3,206	159
	Nelnet Inc. Class A	1,245	156
	National Bank Holdings Corp. Class A	3,705	153
	Hope Bancorp Inc.	10,831	149

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Pathward Financial Inc.	1,832	149
	Kemper Corp.	5,162	145
*	Porch Group Inc.	8,503	144
	Horizon Bancorp Inc.	7,275	141
	QCR Holdings Inc.	1,403	140
	Dime Community Bancshares Inc.	3,460	140
	Hamilton Insurance Group Ltd. Class B	3,980	140
*	Triumph Financial Inc.	1,947	139
*	Goosehead Insurance Inc. Class A	2,001	137
	Origin Bancorp Inc.	2,534	135
	Ellington Financial Inc.	10,039	134
	OceanFirst Financial Corp.	7,113	134
	Bladex Inc.	2,476	134
	Slide Insurance Holdings Inc.	5,780	134
	Peoples Bancorp Inc.	3,390	133
*	Strive Inc. Class A	5,461	132
	Bank First Corp.	860	130
	ConnectOne Bancorp Inc.	4,150	130
	TriCo Bancshares	2,430	130
	Lakeland Financial Corp.	2,187	129
	Safety Insurance Group Inc.	1,246	129
	1st Source Corp.	1,499	128
	Hilltop Holdings Inc.	3,251	124
	Westamerica BanCorp	2,047	119
	Live Oak Bancshares Inc.	2,990	118
	Walker & Dunlop Inc.	2,897	117
	Orchid Island Capital Inc.	17,820	117
	Enact Holdings Inc.	2,389	115
	Merchants Bancorp	2,171	114
	Univest Financial Corp.	2,756	114
	Tompkins Financial Corp.	1,111	108
	Heritage Financial Corp.	3,708	106
*	Neptune Insurance Holdings Inc. Class A	3,165	105
	Community Trust Bancorp Inc.	1,366	104
	Virtus Investment Partners Inc.	627	104
	First Mid Bancshares Inc.	2,054	102
	Perella Weinberg Partners	6,106	102
*	Accelerant Holdings Class A	5,160	102
	SmartFinancial Inc.	2,007	101
	United Fire Group Inc.	1,856	100
	Central Pacific Financial Corp.	2,652	99
	Old Second Bancorp Inc.	3,950	99
	Universal Insurance Holdings Inc.	2,298	99
	Byline Bancorp Inc.	2,591	98
	Ladder Capital Corp.	9,539	93
	Preferred Bank	896	92
	CNA Financial Corp.	1,852	90
	Pelagos Insurance Capital Ltd.	3,699	90
	Business First Bancshares Inc.	2,869	89
*	Firstsun Capital Bancorp	2,200	88
	Amerant Bancorp Inc.	3,024	87
*	Trupanion Inc.	2,954	86
	Metropolitan Bank Holding Corp.	935	85
	Orrstown Financial Services Inc.	2,047	85
	Burke & Herbert Financial Services Corp.	1,190	85
	Washington Trust Bancorp Inc.	2,141	84
	Mid Penn Bancorp Inc.	2,297	84
	NB Bancorp Inc.	3,751	84
	Employers Holdings Inc.	1,683	83
	Mercantile Bank Corp.	1,386	83
	Farmers National Banc Corp.	5,276	82
	Northeast Bank	652	82
	Arbor Realty Trust Inc.	16,153	81
	Capitol Federal Financial Inc.	9,423	81
	Chimera Investment Corp.	7,090	81
	First Financial Corp.	1,026	80
	TrustCo Bank Corp. NY	1,416	80
	CNB Financial Corp.	2,345	79
	Southside Bancshares Inc.	2,461	78
	Hanmi Financial Corp.	2,460	76

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Republic Bancorp Inc. Class A	790	74
	MFA Financial Inc.	8,401	74
	Camden National Corp.	1,301	73
	Adamas Trust Inc.	7,536	73
	Metrocity Bankshares Inc.	2,066	72
	South Plains Financial Inc.	1,654	72
	PennyMac Mortgage Investment Trust	7,574	71
	Amalgamated Financial Corp.	1,471	71
	TFS Financial Corp.	4,027	70
*	Compass Diversified Holdings	6,076	70
	F&G Annuities & Life Inc.	2,949	70
	Equity Bancshares Inc. Class A	1,389	69
*	Heritage Insurance Holdings Inc.	2,038	69
	Burford Capital Ltd.	16,743	69
	First Business Financial Services Inc.	961	67
	Eagle Bancorp Inc.	2,410	66
	Southern Missouri Bancorp Inc.	895	66
	Esquire Financial Holdings Inc.	594	66
	GCM Grosvenor Inc. Class A	4,625	64
	First Bancorp Inc. (XNGS)	1,828	63
	Carter Bankshares Inc.	2,003	63
	Financial Institutions Inc.	1,506	61
*	PRA Group Inc.	3,246	61
	Patria Investments Ltd. Class A	5,397	61
*,1	Bullish	1,795	61
	First Community Bankshares Inc.	1,246	60
	HomeTrust Bancshares Inc.	1,289	60
	Shore Bancshares Inc.	2,594	60
	Alerus Financial Corp.	1,812	60
	HBT Financial Inc.	1,700	60
	Independent Bank Corp.	1,623	59
	Peoples Financial Services Corp.	862	59
	Bar Harbor Bankshares	1,480	58
	Midland States Bancorp Inc.	1,759	58
	Invesco Mortgage Capital Inc. REIT	7,962	58
	Kearny Financial Corp.	5,766	57
	Peapack-Gladstone Financial Corp.	1,269	57
	Central BanCo Inc.	1,778	57
*	Root Inc. Class A	1,011	56
	Capital City Bank Group Inc.	1,082	55
*	Southern First Bancshares Inc.	890	55
	Five Star Bancorp	1,210	55
	Unity Bancorp Inc.	925	54
*	Bowhead Specialty Holdings Inc.	1,611	54
	ACNB Corp.	820	53
	Colony Bankcorp Inc.	2,487	53
	California BanCorp	2,501	53
	Great Southern Bancorp Inc.	665	52
	Franklin BSP Realty Trust Inc. REIT	6,224	52
	Redwood Trust Inc.	11,088	51
	Civista Bancshares Inc.	1,836	50
	Navient Corp.	5,272	50
	Western New England Bancorp Inc.	3,634	50
*	Third Coast Bancshares Inc.	1,111	50
	Mechanics Bancorp Class A	3,125	49
*	REalloys Inc.	4,686	49
	Cannae Holdings Inc.	3,046	48
*	Hippo Holdings Inc.	1,455	48
	Northrim BanCorp Inc.	1,844	47
*	Coastal Financial Corp.	1,008	47
	Community West Bancshares	1,815	47
	Arrow Financial Corp.	1,218	46
	Home Bancorp Inc.	666	46
	TPG RE Finance Trust Inc.	5,930	46
	Brightspire Capital Inc.	9,209	44
*	Bridgewater Bancshares Inc.	2,030	43
*	Ponce Financial Group Inc.	2,037	41
	Jefferson Capital Inc.	1,955	41
	Citizens & Northern Corp.	1,567	40
	RBB Bancorp	1,525	40

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Sierra Bancorp	1,016	40
	UWM Holdings Corp.	26,763	39
	Citizens Financial Services Inc.	490	39
	ChoiceOne Financial Services Inc.	1,149	38
	Ridgepost Capital Inc. Class A	4,420	38
	Avidia Bancorp Inc.	1,737	38
	Hingham Institution for Savings	127	37
	Red River Bancshares Inc.	373	37
	Orange County Bancorp Inc.	984	37
	AMERISAFE Inc.	1,397	36
	Investar Holding Corp.	1,210	36
	West BanCorp. Inc.	1,290	36
*	World Acceptance Corp.	198	36
	Capital Bancorp Inc.	1,007	36
	American Integrity Insurance Group Inc.	1,330	35
	Investors Title Co.	115	34
	Parke Bancorp Inc.	1,022	34
	Plumas Bancorp	559	34
	MVB Financial Corp.	1,046	32
*	Greenlight Capital Re Ltd. Class A	2,119	32
	Bankwell Financial Group Inc.	479	31
	Farmers & Merchants Bancorp Inc.	921	31
	KKR Real Estate Finance Trust Inc.	4,036	31
	Tiptree Inc.	1,623	30
	Northeast Community Bancorp Inc.	1,134	30
	Abacus Global Management Inc.	3,074	30
	Bank of Marin Bancorp	1,088	29
	Timberland Bancorp Inc.	639	29
	First Bank	1,569	28
	Primis Financial Corp.	1,742	28
*	Wealthfront Corp.	3,093	28
	Chemung Financial Corp.	330	27
	Donegal Group Inc. Class A	1,398	27
	NewtekOne Inc.	2,285	27
	Northpointe Bancshares Inc.	1,606	27
*	Avidbank Holdings Inc.	862	27
	PCB Bancorp	953	26
*	Onity Group Inc.	746	26
	FVCBankcorp Inc.	1,374	25
	Ames National Corp.	785	25
	BayCom Corp.	820	24
	LCNB Corp.	1,229	24
*	LendingTree Inc.	850	24
	Regional Management Corp.	744	24
	Waterstone Financial Inc.	1,125	24
	Fidelity D&D Bancorp Inc.	452	24
*	Bakkt Inc.	3,076	24
	Norwood Financial Corp.	678	23
*	First Western Financial Inc.	727	23
	John Marshall Bancorp Inc.	988	23
*	FB Bancorp Inc.	1,446	23
	Isabella Bank Corp.	605	23
	Kingstone Cos. Inc.	1,143	22
	Ready Capital Corp.	12,196	22
	American Coastal Insurance Corp. Class C	2,292	22
	Ares Commercial Real Estate Corp.	4,620	21
	National Bankshares Inc.	499	21
*	Oportun Financial Corp.	2,836	21
*	First Northern Community Bancorp	1,275	21
	C&F Financial Corp.	215	20
	First United Corp.	457	20
	Franklin Financial Services Corp.	329	20
	Blue Ridge Bankshares Inc.	5,182	20
	FS Bancorp Inc.	451	19
	First Community Corp.	583	19
	Greene County Bancorp Inc.	550	19
	Medallion Financial Corp.	1,583	19
	First National Corp.	607	19
	Hawthorn Bancshares Inc.	451	18
	Oak Valley Bancorp	541	18

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Virginia National Bankshares Corp.	378	18
	USCB Financial Holdings Inc.	823	18
	Commercial Bancgroup Inc.	535	18
	Community Bancorp	446	18
*	Ategrity Specialty Holdings LLC	629	17
*	Octave Specialty Group Inc.	3,709	16
	Crawford & Co. Class A	1,234	16
*	MBIA Inc.	3,232	16
	Bank7 Corp.	312	16
	First Capital Inc.	254	16
	Citizens Community Bancorp Inc.	775	16
*	OppFi Inc.	2,271	16
	Chicago Atlantic Real Estate Finance Inc.	1,430	16
*	Gemini Space Station Inc. Class A	3,604	16
	First Internet Bancorp	565	15
	Peoples Bancorp of North Carolina Inc.	338	15
	TPG Mortgage Investment Trust Inc.	2,198	15
*	Kingsway Corp.	1,490	15
*	BV Financial Inc.	699	15
	Eagle Financial Services Inc.	366	15
*	Chain Bridge Bancorp Inc. Class A	318	15
*	BRC Group Holdings Inc.	1,994	14
	MainStreet Bancshares Inc.	553	14
	CF Bankshares Inc.	398	14
	Meridian Corp.	716	14
	OP Bancorp	946	14
	Eagle Bancorp Montana Inc.	612	14
*	Exzeo Group Inc.	826	14
	CB Financial Services Inc.	360	13
	Ohio Valley Banc Corp.	293	13
*	Pioneer Bancorp Inc.	748	13
*	Velocity Financial Inc.	735	13
	Landmark Bancorp Inc.	394	13
	Nexpoint Real Estate Finance Inc.	734	13
	Angel Oak Mortgage REIT Inc.	1,597	13
	Seven Hills Realty Trust	1,689	13
*	ECB Bancorp Inc.	620	13
	SR Bancorp Inc.	670	13
*	Claros Mortgage Trust Inc.	7,796	12
	NexPoint Diversified Real Estate Trust	2,352	12
*	AlTi Global Inc.	3,182	12
	Hanover Bancorp Inc.	446	12
	BCB Bancorp Inc.	1,278	11
	Westwood Holdings Group Inc.	587	11
	Richmond Mutual BanCorp. Inc.	710	11
*	Security National Financial Corp. Class A	1,288	11
	Princeton Bancorp Inc.	270	11
*	GBank Financial Holdings Inc.	585	11
	CoastalSouth Bancshares Inc.	419	11
*	Citizens Inc.	2,786	10
*	Finwise Bancorp	697	10
	James River Group Holdings Inc.	2,391	10
*	Rhinebeck Bancorp Inc.	787	10
*	Roadzen Inc.	6,452	9
*	NI Holdings Inc.	442	7
*	Consumer Portfolio Services Inc.	721	7
	Silvercrest Asset Management Group Inc. Class A	661	7
*	ACRES Commercial Realty Corp.	481	7
*	Finance of America Cos. Inc. Class A	399	7
*	Innventure Inc.	5,139	7
*	loanDepot Inc. Class A	6,308	6
*	Better Home & Finance Holding Co.	400	6
*	Lincoln International Inc.	127	3
*	Forbright Inc. Class A	86	2
*,2	Sterling Bancorp Inc.	1,575	—
			670,523
Health Care (9.5%)
	Eli Lilly & Co.	69,071	79,896
	Johnson & Johnson	208,447	55,416

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	AbbVie Inc.	153,179	39,278
	Merck & Co. Inc.	214,066	31,630
	UnitedHealth Group Inc.	78,124	30,422
	Amgen Inc.	46,700	20,075
	Thermo Fisher Scientific Inc.	32,163	19,848
	Abbott Laboratories	149,892	16,542
	Gilead Sciences Inc.	107,528	15,736
	Pfizer Inc.	492,936	14,029
*	Vertex Pharmaceuticals Inc.	22,010	11,985
	Bristol-Myers Squibb Co.	176,794	11,812
	Danaher Corp.	54,681	11,678
*	Intuitive Surgical Inc.	30,509	11,498
	Medtronic plc	110,927	10,056
	Stryker Corp.	29,927	9,690
	Elevance Health Inc. (XNYS)	18,263	7,169
	Regeneron Pharmaceuticals Inc.	8,752	6,994
	Cigna Group	22,601	6,240
*	Boston Scientific Corp.	128,359	6,200
	HCA Healthcare Inc.	12,926	5,357
	Becton Dickinson & Co.	24,600	4,627
*	Edwards Lifesciences Corp.	49,319	4,476
*	Moderna Inc.	31,519	4,423
	Humana Inc.	10,400	3,986
*	Natera Inc.	11,839	3,812
*	IDEXX Laboratories Inc.	6,842	3,809
*	IQVIA Holdings Inc.	14,413	3,765
	Agilent Technologies Inc.	24,464	3,757
*	Veeva Systems Inc. Class A	12,937	3,696
*	Waters Corp.	8,516	3,531
*	Revolution Medicines Inc.	16,585	3,409
*	Dexcom Inc.	33,233	3,026
	ResMed Inc.	12,587	3,022
	Zoetis Inc.	36,543	2,817
*	Illumina Inc.	13,157	2,811
	GE HealthCare Technologies Inc.	39,375	2,805
*	Alnylam Pharmaceuticals Inc.	11,554	2,781
*	Biogen Inc.	12,720	2,756
*	Centene Corp.	42,757	2,751
	Labcorp Holdings Inc.	7,107	2,364
	Quest Diagnostics Inc.	9,565	2,298
*	Insmed Inc.	18,510	2,255
	Royalty Pharma plc Class A	35,720	2,194
	West Pharmaceutical Services Inc.	6,059	2,067
	STERIS plc	8,490	1,975
*	Tenet Healthcare Corp.	7,405	1,969
*	United Therapeutics Corp.	3,592	1,833
*	Incyte Corp.	14,295	1,761
*	Guardant Health Inc.	10,981	1,746
	Zimmer Biomet Holdings Inc.	16,810	1,682
	Viatris Inc.	100,341	1,657
*	Roivant Sciences Ltd.	42,219	1,462
*	Medline Inc. Class A	38,729	1,357
*	Neurocrine Biosciences Inc.	8,539	1,315
*	Jazz Pharmaceuticals plc	5,183	1,299
	Revvity Inc.	9,621	1,238
*	Charles River Laboratories International Inc.	4,228	1,219
*	Cooper Cos. Inc.	16,908	1,185
*	Medpace Holdings Inc.	1,989	1,181
*	Exelixis Inc.	21,503	1,175
*	Solventum Corp.	12,748	1,161
	Baxter International Inc.	44,363	1,153
*	Ascendis Pharma A/S	4,296	1,130
*	Bridgebio Pharma Inc.	14,585	1,117
*	BioMarin Pharmaceutical Inc.	16,550	1,080
*	Halozyme Therapeutics Inc.	10,132	1,079
*	Penumbra Inc.	3,314	1,071
*	Elanco Animal Health Inc. (XNYS)	42,679	1,021
	Encompass Health Corp.	8,489	1,020
	Bio-Techne Corp.	13,682	989
*	Arrowhead Pharmaceuticals Inc.	11,653	960

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Corcept Therapeutics Inc.	8,185	928
*	Align Technology Inc.	5,775	923
*	Insulet Corp.	5,971	888
*	Molina Healthcare Inc.	4,440	883
*	Glaukos Corp.	4,869	874
*	Ionis Pharmaceuticals Inc.	14,188	856
	Ensign Group Inc.	4,872	839
*	Madrigal Pharmaceuticals Inc.	1,545	834
*	Repligen Corp.	4,590	831
*	Avantor Inc.	56,867	827
*	BrightSpring Health Services Inc.	13,727	802
*	Cytokinetics Inc.	11,136	790
*	Krystal Biotech Inc.	2,198	790
*	Globus Medical Inc. Class A	9,680	788
	QIAGEN NV	17,760	769
*	Protagonist Therapeutics Inc.	5,180	765
*	Twist Bioscience Corp.	5,494	764
*	Henry Schein Inc.	8,498	763
	Universal Health Services Inc. Class B	4,422	753
*	Crinetics Pharmaceuticals Inc.	8,804	748
*	Praxis Precision Medicines Inc.	2,115	741
*	Axsome Therapeutics Inc.	3,721	739
*	HealthEquity Inc.	7,159	691
*	Vaxcyte Inc.	11,113	675
*	TG Therapeutics Inc.	12,252	665
*	Alkermes plc	14,120	663
*	Kymera Therapeutics Inc.	5,286	628
*	10X Genomics Inc. Class A	10,033	627
*	Bio-Rad Laboratories Inc. Class A	1,563	603
*	Tempus AI Inc. Class A	9,276	585
	Chemed Corp.	1,124	583
*	Lantheus Holdings Inc.	5,553	561
*	Spyre Therapeutics Inc.	6,271	560
	Bruker Corp.	9,580	556
	Teleflex Inc.	3,833	544
*	Hims & Hers Health Inc.	18,199	538
*	Scholar Rock Holding Corp.	9,453	537
*	Apogee Therapeutics Inc.	3,789	512
*	Travere Therapeutics Inc.	7,552	501
*	Rhythm Pharmaceuticals Inc.	4,653	494
*	Xenon Pharmaceuticals Inc.	8,190	493
*	Cogent Biosciences Inc.	14,072	493
*	DaVita Inc.	2,788	491
*	PTC Therapeutics Inc.	7,008	487
*	Ligand Pharmaceuticals Inc.	1,693	481
*	CG oncology Inc.	6,247	470
*	Sotera Health Co.	24,106	456
*	Merit Medical Systems Inc.	4,995	453
*	RadNet Inc.	5,958	452
*	CRISPR Therapeutics AG	7,847	447
*	Definium Therapeutics Inc.	11,004	437
*	Dianthus Therapeutics Inc.	4,007	423
*	Liquidia Corp.	6,017	410
*	Haemonetics Corp.	3,929	405
*	Oruka Therapeutics Inc.	4,261	395
*	Mirum Pharmaceuticals Inc.	3,946	387
*	Envista Holdings Corp.	13,915	378
*	LivaNova plc	4,715	376
*	ICU Medical Inc.	2,093	362
*	Integer Holdings Corp.	2,892	362
*	Indivior Pharmaceuticals Inc.	10,192	356
*	HeartFlow Inc.	6,846	345
	Concentra Group Holdings Parent Inc.	10,042	339
*	Dyne Therapeutics Inc.	13,302	338
*	IRhythm Holdings Inc.	2,799	333
*	Hinge Health Inc. Class A	3,571	331
*	Erasca Inc.	18,409	329
*	Viking Therapeutics Inc.	9,850	323
*	Adaptive Biotechnologies Corp.	12,802	319
*	Option Care Health Inc.	13,495	316

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	ACADIA Pharmaceuticals Inc.	10,903	315
	Organon & Co.	22,692	312
*	Doximity Inc. Class A	11,111	297
*	Denali Therapeutics Inc.	12,455	296
*	Amylyx Pharmaceuticals Inc.	8,741	295
*	Immunovant Inc.	7,176	293
*	Veracyte Inc.	6,746	291
*	Ideaya Biosciences Inc.	7,109	285
*	Celcuity Inc.	3,183	283
*	Iovance Biotherapeutics Inc.	34,075	278
*	Kiniksa Pharmaceuticals International plc	3,504	276
*	Tango Therapeutics Inc.	12,046	275
*	GRAIL Inc.	3,429	272
*	Caris Life Sciences Inc.	10,468	267
*	Tarsus Pharmaceuticals Inc.	3,544	263
*	ImmunityBio Inc.	33,103	263
*	Celldex Therapeutics Inc.	6,580	261
*	Amneal Pharmaceuticals Inc.	14,430	252
*	Relay Therapeutics Inc.	13,481	248
*	Edgewise Therapeutics Inc.	5,914	247
*	Waystar Holding Corp.	9,439	247
*	TransMedics Group Inc.	2,893	246
*	Beam Therapeutics Inc.	8,276	244
*	Immunome Inc.	8,878	243
	National HealthCare Corp.	1,110	240
*	Brookdale Senior Living Inc.	19,886	234
*	Alignment Healthcare Inc.	17,493	234
*	Arcutis Biotherapeutics Inc.	9,614	230
*	Axogen Inc.	4,360	221
*	Acadia Healthcare Co. Inc.	7,949	219
*	Arcus Biosciences Inc.	7,495	219
*	CareDx Inc.	4,354	218
*	Neogen Corp.	18,588	215
*	Prestige Consumer Healthcare Inc.	4,148	215
*	Warby Parker Inc. Class A	8,705	214
*	Supernus Pharmaceuticals Inc.	4,784	211
*,1	SELLAS Life Sciences Group Inc.	15,706	210
*	Privia Health Group Inc.	10,243	210
*	Ultragenyx Pharmaceutical Inc.	8,140	205
*	Enliven Therapeutics Inc.	3,533	205
*	Nurix Therapeutics Inc.	7,909	204
*	Nektar Therapeutics	2,837	202
*	AtriCure Inc.	4,153	201
*	LifeStance Health Group Inc.	15,900	197
	DENTSPLY SIRONA Inc.	17,508	196
*	NeoGenomics Inc.	10,926	196
*	AtaiBeckley Inc.	26,630	195
*	Sarepta Therapeutics Inc.	9,161	193
*	BioCryst Pharmaceuticals Inc.	19,676	191
*	Disc Medicine Inc.	2,405	189
*	Pediatrix Medical Group Inc.	7,106	186
*	UFP Technologies Inc.	624	186
*	Ocular Therapeutix Inc.	17,379	182
*	Addus HomeCare Corp.	1,579	181
*	ADMA Biologics Inc.	19,272	181
*	Vera Therapeutics Inc.	5,315	181
*	Viridian Therapeutics Inc.	7,732	179
	Perrigo Co. plc	12,052	176
*	VeraDermics Inc.	1,791	176
*	Vericel Corp.	4,358	174
*	CorVel Corp.	2,519	173
*	Biohaven Ltd.	11,060	169
*	PACS Group Inc.	3,994	169
*	Aurinia Pharmaceuticals Inc.	10,190	164
*	Agios Pharmaceuticals Inc.	4,834	163
*	Novocure Ltd.	9,224	163
*	Xencor Inc.	5,878	160
*	MBX Biosciences Inc.	2,567	158
*	Summit Therapeutics Inc. (XNMS)	11,466	156
*	Establishment Labs Holdings Inc.	2,235	155

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	UroGen Pharma Ltd.	3,496	151
*	Inspire Medical Systems Inc.	2,373	149
*	Harmony Biosciences Holdings Inc.	3,748	148
*	Recursion Pharmaceuticals Inc. Class A	43,429	148
*	Fortrea Holdings Inc.	8,033	148
*	Trevi Therapeutics Inc.	8,874	147
*	Syndax Pharmaceuticals Inc.	7,535	145
*	Astrana Health Inc.	3,772	144
	LeMaitre Vascular Inc.	1,793	144
*	Stoke Therapeutics Inc.	4,620	144
*	Clover Health Investments Corp.	34,580	143
*	Intellia Therapeutics Inc.	11,162	142
*	Progyny Inc.	5,540	142
*	GeneDx Holdings Corp.	1,670	142
*	Alumis Inc.	6,510	142
*	Butterfly Network Inc.	17,901	141
*	Nuvation Bio Inc.	21,110	141
*	Palvella Therapeutics Inc.	904	138
*	BioLife Solutions Inc.	3,707	137
*	Omnicell Inc.	3,835	135
*	Eton Pharmaceuticals Inc.	2,220	134
*	Healthcare Services Group Inc.	6,007	132
	CONMED Corp.	2,626	131
*	Tandem Diabetes Care Inc.	5,861	129
*	Innoviva Inc.	6,178	128
*	Hyperliquid Strategies Inc.	10,354	127
*	ANI Pharmaceuticals Inc.	1,721	126
*	Damora Therapeutics Inc.	4,396	124
*	Kodiak Sciences Inc.	3,260	122
*	Mineralys Therapeutics Inc.	4,746	122
*	Rapport Therapeutics Inc.	2,513	122
*	Enovis Corp.	4,876	120
*	Zymeworks Inc.	4,085	120
*	Azenta Inc.	3,607	118
*	Taysha Gene Therapies Inc.	20,636	117
*	Xeris Biopharma Holdings Inc.	13,864	117
*	Novavax Inc.	12,359	116
*	Omeros Corp.	6,195	116
*	AMN Healthcare Services Inc.	3,395	116
*	Vir Biotechnology Inc.	10,300	113
*	Cullinan Therapeutics Inc.	5,125	113
*	Precigen Inc.	16,077	111
*	Pennant Group Inc.	2,926	108
*	MannKind Corp.	26,184	105
*	Absci Corp.	11,614	105
*	Procept Biorobotics Corp.	4,910	104
	US Physical Therapy Inc.	1,325	103
*	Alphatec Holdings Inc.	10,669	100
*	Artivion Inc.	3,652	99
*	Integra LifeSciences Holdings Corp.	5,829	99
*	ArriVent Biopharma Inc.	3,280	99
*	Inhibrx Biosciences Inc.	781	99
*	Harrow Inc.	2,637	97
*	Replimune Group Inc.	6,365	97
*	Surgery Partners Inc.	6,973	97
*	Teladoc Health Inc.	15,175	96
*	First Tracks Biotherapeutics Inc.	2,297	96
*	Personalis Inc.	5,650	95
*	Kura Oncology Inc.	7,302	92
*	Aveanna Healthcare Holdings Inc.	6,782	91
*	AnaptysBio Inc.	1,580	90
*	Sonida Senior Living Inc.	2,412	90
*	agilon health Inc.	1,027	90
*	LB Pharmaceuticals Inc.	1,880	89
*	Pacira BioSciences Inc.	3,388	88
*,1	Pulse Biosciences Inc.	1,697	85
*	Monte Rosa Therapeutics Inc.	6,105	85
*	Bicara Therapeutics Inc.	3,692	85
*	Zenas Biopharma Inc.	2,624	85
*	Castle Biosciences Inc.	2,503	83

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Janux Therapeutics Inc.	4,568	83
*	ORIC Pharmaceuticals Inc.	6,281	82
*	QuidelOrtho Corp.	5,616	81
*	Nutex Health Inc.	431	81
*	Corvus Pharmaceuticals Inc.	5,593	79
*	Maze Therapeutics Inc.	2,957	79
*	Certara Inc.	9,357	78
*	MeiraGTx Holdings plc	5,601	77
*	Alto Neuroscience Inc.	2,173	77
*	Tyra Biosciences Inc.	3,044	76
*	Vor BioPharma Inc.	3,390	76
*	Ardelyx Inc.	19,726	75
*	SI-BONE Inc.	3,954	75
*	Rigel Pharmaceuticals Inc.	1,629	75
*	Olema Pharmaceuticals Inc.	7,103	74
*	Maravai LifeSciences Holdings Inc. Class A	9,489	72
*	Geron Corp. (XNGS)	47,922	71
*	Savara Inc.	13,185	71
*	Septerna Inc.	1,866	71
*	Beta Bionics Inc.	3,540	71
*	Omada Health Inc.	2,881	71
*	Arbutus Biopharma Corp.	13,683	70
*	Candel Therapeutics Inc.	5,329	70
*	Collegium Pharmaceutical Inc.	2,749	68
*	Annexon Inc.	13,754	68
	Phibro Animal Health Corp. Class A	1,765	67
*	Avalo Therapeutics Inc.	3,450	67
*	STAAR Surgical Co.	2,940	66
*	Solid Biosciences Inc.	6,782	65
*	Varex Imaging Corp.	3,406	63
*	Theravance Biopharma Inc.	3,680	63
*	Amphastar Pharmaceuticals Inc.	2,754	62
*	Sana Biotechnology Inc.	15,860	61
*	Aclaris Therapeutics Inc.	9,978	60
*	Kestra Medical Technologies Ltd.	2,313	60
*	Kailera Therapeutics Inc.	3,839	59
	HealthStream Inc.	2,003	58
	iRadimed Corp.	677	58
*	Anteris Technologies Global Corp.	6,712	58
*	Jade Biosciences Inc.	2,733	58
*	Ironwood Pharmaceuticals Inc.	13,354	57
*	Zevra Therapeutics Inc.	4,740	56
*	Wave Life Sciences Inc.	11,431	56
*	Phreesia Inc.	4,522	55
*	Bioventus Inc. Class A	4,021	55
*	CorMedix Inc.	6,542	54
*	Ceribell Inc.	2,248	54
*	Aquestive Therapeutics Inc.	10,223	52
*	Altimmune Inc.	16,865	52
*	Achieve Life Sciences Inc.	6,512	52
*	Sagimet Biosciences Inc. Class A	4,988	51
*	CytomX Therapeutics Inc.	14,861	50
*	MiMedx Group Inc.	10,917	50
*	Avalyn Pharma Inc.	1,442	50
*	AdaptHealth Corp.	8,799	49
*	4D Molecular Therapeutics Inc.	3,503	49
*	MiniMed Group Inc.	2,442	49
*	Arvinas Inc.	5,254	48
*	OPKO Health Inc.	32,355	48
*	Immix Biopharma Inc.	3,426	48
*	AngioDynamics Inc.	2,942	47
*	Cerus Corp.	17,693	47
*	Lexicon Pharmaceuticals Inc.	20,905	47
*	Tactile Systems Technology Inc.	2,064	47
*	Cytek Biosciences Inc.	9,813	47
*	Monopar Therapeutics Inc.	420	47
*	Allogene Therapeutics Inc.	22,307	45
*	OmniAb Inc.	10,335	45
*	Aktis Oncology Inc.	1,734	45
*	Evolus Inc.	4,870	44

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*,1	Capricor Therapeutics Inc.	4,427	44
*	Verastem Inc.	5,907	43
*	Evolent Health Inc. Class A	9,406	42
*	Bright Minds Biosciences Inc.	587	42
*	Delcath Systems Inc.	2,475	41
*	Climb Bio Inc.	2,917	40
*	Starling Oncology Inc.	6,754	40
*	Agenus Inc.	5,125	39
*	Ocugen Inc.	28,809	38
*	Benitec Biopharma Inc.	3,099	38
*	Puma Biotechnology Inc.	4,061	37
*	Nuvectis Pharma Inc.	1,623	37
*	Contineum Therapeutics Inc. Class A	2,272	37
*	Claritev Corp.	936	37
*	Shattuck Labs Inc.	5,109	36
*	Neurogene Inc.	1,002	36
*	Design Therapeutics Inc.	2,331	35
*	Sight Sciences Inc.	4,114	35
*	Alamar Biosciences Inc.	1,135	35
*	REGENXBIO Inc.	3,625	34
*	Ovid therapeutics Inc.	12,741	34
*	Relmada Therapeutics Inc.	7,822	34
*	Phathom Pharmaceuticals Inc.	3,478	33
*	Prime Medicine Inc.	9,108	33
*	ClearPoint Neuro Inc.	2,134	32
*	Arcturus Therapeutics Holdings Inc.	2,156	32
*	Atea Pharmaceuticals Inc.	5,932	32
*	C4 Therapeutics Inc.	8,526	32
*	Senseonics Holdings Inc.	3,513	32
*	Generate Biomedicines Inc.	2,078	32
*	Enanta Pharmaceuticals Inc.	2,291	31
*	OrthoPediatrics Corp.	1,330	31
*	Pacific Biosciences of California Inc.	22,805	31
*	Rocket Pharmaceuticals Inc.	8,417	31
*	Prothena Corp. plc	3,260	30
*	Cabaletta Bio Inc.	9,525	30
*	Kyverna Therapeutics Inc.	3,535	30
*	Assembly Biosciences Inc.	885	30
*	Tectonic Therapeutic Inc.	1,002	30
*	Crescent Biopharma Inc.	1,832	30
*	Community Health Systems Inc.	9,817	29
*	Vanda Pharmaceuticals Inc.	5,171	28
*	Fulgent Genetics Inc.	1,428	28
*	Larimar Therapeutics Inc.	7,400	28
*	Rezolute Inc.	5,900	28
*	Zura Bio Ltd.	5,025	28
*	Perspective Therapeutics Inc.	8,942	28
*	X4 Pharmaceuticals Inc.	6,885	28
*	Emergent BioSolutions Inc.	4,439	27
*	Orthofix Medical Inc.	2,837	27
*	ARS Pharmaceuticals Inc.	4,489	27
*	EyePoint Inc.	6,035	27
*	NeuroPace Inc.	1,828	27
*	Aura Biosciences Inc.	3,743	27
*	Sutro Biopharma Inc.	1,330	27
*	SpyGlass Pharma Inc.	1,030	27
*	Fennec Pharmaceuticals Inc.	2,095	26
*	Compass Therapeutics Inc.	11,073	26
*	BioAge Labs Inc.	2,774	26
*	Inhibikase Therapeutics Inc.	10,722	25
*	Lumexa Imaging Holdings Inc.	2,184	25
	Embecta Corp.	4,651	24
*	Lexeo Therapeutics Inc.	5,013	24
*	Palisade Bio Inc.	12,337	24
*	Editas Medicine Inc.	7,608	23
*	Myriad Genetics Inc.	7,148	23
*	908 Devices Inc.	2,153	23
*	Immuneering Corp. Class A	4,583	23
*	Anika Therapeutics Inc.	1,066	22
*	Eledon Pharmaceuticals Inc.	7,403	22

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Ginkgo Bioworks Holdings Inc.	3,264	22
*	MacroGenics Inc.	5,334	21
	NRC Health	995	21
*	Alector Inc.	9,460	21
*	InfuSystem Holdings Inc.	1,749	21
*	Century Therapeutics Inc.	10,411	21
*	RxSight Inc.	2,919	21
*	TriSalus Life Sciences Inc.	4,160	21
*	Shoulder Innovations Inc.	980	21
*	Fulcrum Therapeutics Inc.	5,108	20
*	Viemed Healthcare Inc.	2,259	20
*	Prelude Therapeutics Inc.	3,505	20
*	Corbus Pharmaceuticals Holdings Inc.	1,831	20
*	Orchestra BioMed Holdings Inc.	3,999	20
*	Ardent Health Inc.	1,839	20
*	Eikon Therapeutics Inc.	1,902	20
*	Akebia Therapeutics Inc.	20,230	19
*	Lineage Cell Therapeutics Inc.	17,128	19
*	OraSure Technologies Inc.	5,230	19
*	Innovage Holding Corp.	1,793	19
*	Abeona Therapeutics Inc.	3,284	19
*	ALX Oncology Holdings Inc.	9,161	18
*	Acumen Pharmaceuticals Inc.	6,478	18
*	Tonix Pharmaceuticals Holding Corp.	1,270	18
*	Anavex Life Sciences Corp.	6,160	17
*	Galectin Therapeutics Inc.	4,197	17
	Oramed Pharmaceuticals Inc.	3,480	17
*	Invivyd Inc.	17,900	17
*	Opus Genetics Inc.	4,665	17
*	Precision BioSciences Inc.	2,220	17
*	Upstream Bio Inc.	2,529	17
*	Spruce Biosciences Inc.	289	17
	Utah Medical Products Inc.	230	16
	Acme United Corp.	258	16
*	RCM Technologies Inc.	378	16
*	Zentalis Pharmaceuticals Inc.	4,227	16
*	AN2 Therapeutics Inc.	2,878	16
*	Minerva Neurosciences Inc.	3,456	16
*	Lyell Immunopharma Inc.	1,151	16
*,1	ProKidney Corp.	8,455	16
*	Diamedica Therapeutics Inc.	2,407	15
*	Whitehawk Therapeutics Inc.	3,409	15
*	Korro Bio Inc.	1,187	15
*	CAMP4 Therapeutics Corp.	3,713	15
*	CapsoVision Inc.	2,493	15
*	Electromed Inc.	511	14
*	Pro-Dex Inc.	223	14
*	Protalix BioTherapeutics Inc.	5,525	14
*	Caribou Biosciences Inc.	9,015	14
*	Entrada Therapeutics Inc.	1,999	14
*	Neumora Therapeutics Inc.	10,250	14
*	Surrozen Inc.	655	14
*	SAB Biotherapeutics Inc.	3,897	14
*	Niagen Bioscience Inc.	4,151	13
*	Foghorn Therapeutics Inc.	2,231	13
*	OnKure Therapeutics Inc. Class A	3,448	13
*	Canton Strategic Holdings Inc.	5,615	13
*	Voyager Therapeutics Inc.	3,515	12
*	Protara Therapeutics Inc.	3,185	12
*	MapLight Therapeutics Inc.	892	12
*	Atrium Therapeutics Inc.	933	12
*	Codexis Inc.	6,744	11
*	Quanterix Corp.	3,970	11
*	KORU Medical Systems Inc.	3,237	11
*	Black Diamond Therapeutics Inc.	5,128	11
*	Keros Therapeutics Inc.	980	11
*	ADC Therapeutics SA	9,269	11
*	Unicycive Therapeutics Inc.	2,180	11
*	Evommune Inc.	888	11
*	Coherus Oncology Inc.	7,172	10

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	SIGA Technologies Inc.	3,123	10
*	Nkarta Inc.	3,786	10
*	Sanara Medtech Inc.	294	10
*	SBC Medical Group Holdings Inc.	2,500	10
*	Inogen Inc.	1,612	9
*	Lifecore Biomedical Inc.	1,923	9
*	Organogenesis Holdings Inc.	5,493	9
*	Lucid Diagnostics Inc.	9,709	9
*	Sionna Therapeutics Inc.	1,556	9
*	Carlsmed Inc.	557	9
*	Accendra Health Inc.	6,453	8
*	Stereotaxis Inc.	5,369	8
*,1	Greenwich Lifesciences Inc.	543	8
*	LifeMD Inc.	2,466	8
*	Hyperfine Inc.	10,250	8
*	MediWound Ltd.	610	8
*	Alpha Teknova Inc.	917	7
*	Nautilus Biotechnology Inc.	6,341	6
*	LENZ Therapeutics Inc.	1,227	6
*	Cartesian Therapeutics Inc. (XNMS)	616	6
*	Hemab Therapeutics Holdings Inc.	133	6
*	Attovia Therapeutics Inc.	263	6
*	Gyre Therapeutics Inc.	805	5
*	Odyssey Therapeutics Inc.	195	5
*	Kardigan Inc.	267	5
*	Heron Therapeutics Inc.	12,513	4
*,2	Tobira Therapeutics Inc. CVR	937	4
*	CVRx Inc.	1,190	4
*	Karyopharm Therapeutics Inc.	1,733	4
*	GMR Solutions Inc. Class A	305	4
*	Seaport Therapeutics Inc.	156	4
*	Tenax Therapeutics Inc.	2,144	4
*	Apnimed Inc.	124	3
*	Braveheart Bio Inc.	115	3
*	Latigo Biotherapeutics Inc.	119	3
*	Vogenx Inc.	81	3
*,2	Inhibrx Inc. CVR	2,400	2
*	Mobia Medical Inc.	195	2
*	Blossomhill Therapeutics Inc.	136	2
*,2	Aduro Biotech Inc. CVR	656	—
*,2	Third Harmonic Bio Inc.	1,689	—
*,2	OmniAb Inc. 12.5 Earnout	408	—
*,2	OmniAb Inc. 15 Earnout	408	—
*,2	Hologic Inc. CVR	4,494	—
			606,504
Industrials (11.7%)
	Visa Inc. Class A (XNYS)	142,824	54,183
	Mastercard Inc. Class A	69,867	41,173
	Caterpillar Inc. (XNYS)	39,301	31,341
	General Electric Co.	89,369	30,002
	RTX Corp.	116,663	24,234
	GE Vernova Inc.	23,281	20,919
	Union Pacific Corp.	51,328	15,433
	American Express Co.	45,942	15,169
	Deere & Co.	21,358	13,988
*	Boeing Co.	65,789	13,670
	Eaton Corp. plc	33,632	13,516
	Capital One Financial Corp.	53,993	11,582
	Parker-Hannifin Corp.	10,916	10,692
	Accenture plc Class A	53,098	10,076
	Automatic Data Processing Inc.	34,675	9,923
	Lockheed Martin Corp.	17,568	9,860
	Trane Technologies plc	19,100	8,488
	Howmet Aerospace Inc.	34,450	8,439
	General Dynamics Corp.	22,120	8,214
	CSX Corp.	160,615	8,113
	Quanta Services Inc.	12,920	7,844
	3M Co.	45,187	7,764
	Emerson Electric Co.	48,608	7,410

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Johnson Controls International plc	52,946	7,319
	Illinois Tool Works Inc.	24,848	6,842
	Sherwin-Williams Co.	20,058	6,796
	Cummins Inc.	11,959	6,750
	United Parcel Service Inc. Class B (XNYS)	64,636	6,737
	Norfolk Southern Corp.	19,459	6,670
	Northrop Grumman Corp.	11,558	6,238
	FedEx Corp.	18,940	6,201
	Cintas Corp.	29,521	5,957
	Honeywell International Inc.	27,486	5,869
	TransDigm Group Inc.	4,844	5,676
	United Rentals Inc.	5,405	5,610
	PACCAR Inc.	44,688	5,547
	CRH plc	57,889	5,458
	WW Grainger Inc.	3,757	4,920
*	Bloom Energy Corp. Class A	23,234	4,793
*	Keysight Technologies Inc.	14,817	4,781
	Comfort Systems USA Inc.	3,024	4,674
	AMETEK Inc.	19,773	4,650
*	Honeywell Aerospace Inc.	27,467	4,343
	L3Harris Technologies Inc.	16,116	4,291
	Westinghouse Air Brake Technologies Corp.	14,597	4,174
	Rockwell Automation Inc.	9,719	4,125
	Carrier Global Corp.	67,670	3,940
*	Axon Enterprise Inc.	6,691	3,791
	Ferguson Enterprises Inc.	16,583	3,723
*	Block Inc. (XNYS)	45,204	3,708
	Paychex Inc.	27,887	3,551
	Old Dominion Freight Line Inc.	16,202	3,240
	Vulcan Materials Co.	11,222	3,025
*	Rocket Lab Corp.	46,553	2,976
	EMCOR Group Inc.	3,831	2,814
	Martin Marietta Materials Inc.	5,178	2,686
	Ingersoll Rand Inc. (XNYS)	33,983	2,618
	Sunbelt Rentals Holdings Inc.	35,412	2,560
	PayPal Holdings Inc. (XNGS)	48,402	2,549
*	Mettler-Toledo International Inc.	1,751	2,460
*	Teledyne Technologies Inc.	3,992	2,447
*	Fiserv Inc.	45,777	2,440
*	ATI Inc.	11,732	2,396
	Otis Worldwide Corp.	33,272	2,367
	Xylem Inc.	20,565	2,264
*	Fair Isaac Corp.	1,957	2,245
	Dover Corp.	11,549	2,243
	Synchrony Financial	28,978	2,234
*	Corpay Inc.	5,501	2,224
	Verisk Analytics Inc.	11,350	2,199
	Expeditors International of Washington Inc.	11,471	2,175
	PPG Industries Inc.	19,263	2,161
	Smurfit Westrock plc	45,108	2,116
	Veralto Corp.	21,292	2,099
	nVent Electric plc	13,872	2,091
	Hubbell Inc.	4,592	2,080
	Equifax Inc.	10,298	1,948
*	XPO Inc.	9,835	1,908
	Dow Inc.	62,189	1,898
	Curtiss-Wright Corp.	3,181	1,853
	Fidelity National Information Services Inc.	45,115	1,839
	Amcor plc	39,910	1,831
	Global Payments Inc. (XNYS)	19,852	1,808
*	Affirm Holdings Inc.	24,183	1,800
	Packaging Corp. of America	7,541	1,764
	Woodward Inc.	5,119	1,740
	JB Hunt Transport Services Inc.	6,486	1,722
	Snap-on Inc.	4,391	1,696
	FTAI Aviation Ltd.	8,754	1,664
	DuPont de Nemours Inc.	11,791	1,587
	Fortive Corp.	26,389	1,553
	ITT Inc.	7,750	1,552
	HEICO Corp. Class A	6,302	1,539

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	CH Robinson Worldwide Inc.	10,145	1,518
	Jacobs Solutions Inc.	10,076	1,502
	MKS Inc.	5,786	1,483
	Nordson Corp.	4,573	1,471
	IDEX Corp.	6,415	1,467
*	Zebra Technologies Corp. Class A	4,139	1,463
	Ball Corp.	23,095	1,454
	TransUnion	16,601	1,410
	WESCO International Inc.	4,130	1,406
*	API Group Corp.	33,144	1,301
	Lincoln Electric Holdings Inc.	4,594	1,292
	Stanley Black & Decker Inc.	13,410	1,292
*	MasTec Inc.	5,353	1,284
	HEICO Corp.	3,861	1,279
	Masco Corp.	17,533	1,265
*	Fedex Freight Holding Co. Inc.	9,445	1,263
*	Sterling Infrastructure Inc.	2,594	1,219
	Textron Inc.	15,040	1,212
	BWX Technologies Inc.	7,897	1,203
	Carlisle Cos. Inc.	3,458	1,198
*	Trimble Inc.	19,906	1,193
	Allegion plc	7,391	1,147
	RPM International Inc.	10,898	1,134
	Crown Holdings Inc.	9,705	1,130
	Graco Inc.	14,276	1,105
*	QXO Inc.	82,923	1,101
	Lennox International Inc.	2,743	1,050
	Jack Henry & Associates Inc.	6,203	1,042
	Applied Industrial Technologies Inc.	3,175	1,029
	Huntington Ingalls Industries Inc.	3,379	984
	Owens Corning	6,882	951
	Knight-Swift Transportation Holdings Inc.	13,655	935
	Watsco Inc.	3,018	935
*	Generac Holdings Inc.	4,995	926
	Regal Rexnord Corp.	5,724	907
	Donaldson Co. Inc.	9,961	905
	Moog Inc. Class A	2,414	897
	Allison Transmission Holdings Inc.	7,129	896
	CNH Industrial NV	75,296	891
	Littelfuse Inc.	2,146	885
	Cognex Corp.	14,405	878
	Crane Co.	4,272	876
	Flowserve Corp.	10,988	869
	Acuity Inc.	2,610	866
	Watts Water Technologies Inc. Class A	2,347	858
	Advanced Drainage Systems Inc.	6,276	852
	Pentair plc	13,819	835
	Oshkosh Corp.	5,383	830
*	SPX Technologies Inc.	4,197	826
*	Saia Inc.	2,303	818
*	Kratos Defense & Security Solutions Inc.	15,968	814
	Tetra Tech Inc.	22,444	811
	Toro Co.	8,272	809
*	Modine Manufacturing Co.	4,485	800
	Ryder System Inc.	3,239	792
	Booz Allen Hamilton Holding Corp.	10,370	784
	Valmont Industries Inc.	1,634	767
	AECOM	11,146	752
*	Dycom Industries Inc.	2,562	746
	AptarGroup Inc.	5,471	720
*	Core & Main Inc. Class A	16,196	696
*	Axalta Coating Systems Ltd.	18,434	671
*	Fluor Corp.	12,113	660
	Simpson Manufacturing Co. Inc.	3,565	651
*	Kirby Corp.	4,576	649
	Armstrong World Industries Inc.	3,644	629
	Terex Corp.	9,759	620
	AGCO Corp.	5,163	611
	Zurn Elkay Water Solutions Corp. Class C	12,768	610
	Arcosa Inc.	4,189	609

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	ESCO Technologies Inc.	2,229	609
	Federal Signal Corp.	5,145	602
*	Builders FirstSource Inc.	9,055	601
*	Paylocity Holding Corp.	3,744	600
	Ralliant Corp.	9,671	597
	MSA Safety Inc.	3,164	591
*	Aurora Innovation Inc.	103,921	585
	A O Smith Corp.	9,750	577
	EnerSys	3,133	576
	Matson Inc.	2,547	573
*	Mohawk Industries Inc.	4,434	569
*	WEX Inc.	2,964	565
*	Gates Industrial Corp. Ltd.	21,696	555
	Enpro Inc.	1,816	538
	GATX Corp.	3,068	537
	Landstar System Inc.	2,966	536
	JBT Marel Corp.	4,509	527
	Eagle Materials Inc.	2,681	521
	Sensata Technologies Holding plc	12,531	514
	Genpact Ltd.	13,370	508
*	Everus Construction Group Inc.	4,416	508
	VSE Corp.	2,400	501
	UL Solutions Inc. Class A	6,638	495
	Argan Inc.	1,157	492
*	AeroVironment Inc.	3,311	491
	Installed Building Products Inc.	2,008	488
*	ExlService Holdings Inc.	12,760	486
*	StandardAero Inc.	19,858	486
*	Planet Labs PBC	24,076	478
	MSC Industrial Direct Co. Inc. Class A	3,969	472
*	GXO Logistics Inc.	9,800	468
	Sonoco Products Co.	8,430	465
*	ACI Worldwide Inc.	8,629	460
	Granite Construction Inc.	3,792	457
*	IES Holdings Inc.	1,504	456
	Powell Industries Inc.	2,502	450
	Fortune Brands Innovations Inc.	10,054	446
	AAON Inc.	5,831	443
*	AAR Corp.	3,386	438
*	Forgent Power Solutions Inc. Class A	14,338	438
*	Construction Partners Inc. Class A	4,055	431
	Herc Holdings Inc.	2,832	431
*	Remitly Global Inc.	16,120	431
	Brunswick Corp.	5,604	425
	CSW Industrials Inc.	1,365	422
*	Mercury Systems Inc.	4,777	417
*	Middleby Corp.	3,758	417
*	Trex Co. Inc.	8,974	409
*	Vicor Corp.	2,136	401
*	Joby Aviation Inc.	57,517	393
	Vontier Corp.	12,134	391
	Louisiana-Pacific Corp.	5,505	388
*	MYR Group Inc.	1,323	386
*	FTI Consulting Inc.	2,554	385
	Brink's Co.	3,522	384
*	James Hardie Industries plc	12,913	384
	Korn Ferry	4,450	381
	Robert Half Inc.	8,395	381
	Belden Inc.	3,315	379
	Esab Corp.	4,962	374
*	BILL Holdings Inc.	7,582	373
*	Itron Inc.	3,768	366
	ADT Inc.	48,462	358
	International Seaways Inc.	3,555	351
	AZZ Inc.	2,542	349
	UniFirst Corp.	1,261	349
	Badger Meter Inc.	2,504	339
	Tutor Perini Corp.	3,831	339
*	GEO Group Inc.	10,633	338
	Primoris Services Corp.	4,680	337

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Archer Aviation Inc. Class A	56,192	325
	Mueller Water Products Inc. Class A	13,319	322
	Franklin Electric Co. Inc.	3,209	321
	Griffon Corp.	3,296	321
	Silgan Holdings Inc.	7,692	320
*,1	Ondas Inc.	41,470	317
	WillScot Holdings Corp.	15,290	316
*	CECO Environmental Corp.	4,404	314
*	Knife River Corp.	4,989	313
*	Mirion Technologies Inc.	20,695	312
	Scorpio Tankers Inc.	3,887	307
	Kadant Inc.	1,008	302
	Otter Tail Corp.	3,326	301
*	RXO Inc.	13,948	296
	Exponent Inc.	4,154	295
	Standex International Corp.	1,016	294
*	NCR Atleos Corp.	6,282	288
*	Versigent plc	6,070	288
*	OSI Systems Inc.	1,369	285
	Graphic Packaging Holding Co.	25,165	282
*	CoreCivic Inc.	8,180	272
	Atkore Inc.	2,894	271
*	Legence Corp. Class A	5,066	271
	Maximus Inc.	4,654	269
*	Loar Holdings Inc.	3,813	268
*	Amentum Holdings Inc.	13,224	264
	ArcBest Corp.	1,900	262
	HB Fuller Co.	4,668	256
*	Hayward Holdings Inc.	18,239	256
	ManpowerGroup Inc.	4,037	254
	Bel Fuse Inc. Class B	999	249
	Leonardo DRS Inc.	6,518	248
	DHT Holdings Inc.	12,308	241
*	Karman Holdings Inc.	5,804	241
	McGrath RentCorp.	2,114	238
	Boise Cascade Co.	3,022	236
*	CBIZ Inc.	4,233	231
	ABM Industries Inc.	4,953	231
	Patrick Industries Inc.	2,741	224
*	Huron Consulting Group Inc.	1,386	222
*	Resideo Technologies Inc.	11,400	221
	Greif Inc. Class A	2,639	218
*	Euronet Worldwide Inc.	3,026	210
	Helios Technologies Inc.	2,851	208
	Pitney Bowes Inc.	12,022	206
	Crane NXT Co.	4,213	206
*	DXP Enterprises Inc.	1,078	202
*	Shift4 Payments Inc. Class A	4,784	202
*	Ducommun Inc.	1,159	199
	Hub Group Inc. Class A	4,998	199
	Werner Enterprises Inc.	5,046	198
	GPGI Inc. Class A	14,949	198
	Trinity Industries Inc.	6,842	197
*	Astronics Corp.	2,646	195
	Kennametal Inc.	6,616	194
*	Flywire Corp.	10,288	194
	Western Union Co.	26,886	192
	Teekay Tankers Ltd. Class A	2,083	187
*	V2X Inc.	2,408	186
	StoneCo. Ltd. Class A	19,177	186
*	Paymentus Holdings Inc. Class A	4,983	177
*	Redwire Corp.	16,091	172
*	Midera Food Processing Inc.	3,647	171
	Insperity Inc.	3,175	169
	TriNet Group Inc.	2,398	169
*	Sezzle Inc.	1,385	167
*	First Advantage Corp.	7,919	166
*	Proto Labs Inc.	2,009	161
	Enerpac Tool Group Corp.	4,318	161
*	Intuitive Machines Inc.	10,507	161

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Blue Bird Corp.	2,760	160
	Dorian LPG Ltd.	3,184	159
	Alamo Group Inc.	953	157
	EVERTEC Inc.	5,288	157
*	Payoneer Global Inc.	21,928	156
*	Centuri Holdings Inc.	7,502	153
	Schneider National Inc. Class B	4,371	151
*	Voyager Technologies Inc. Class A	4,496	151
*	TIC Solutions Inc.	15,444	147
*	Masterbrand Inc.	17,112	141
*	Firefly Aerospace Inc.	6,564	139
	Gorman-Rupp Co.	1,821	137
	ICF International Inc.	1,531	136
	Albany International Corp. Class A	2,351	130
	PagSeguro Digital Ltd. Class A	14,412	130
*	Cimpress plc	1,452	129
*	Hillman Solutions Corp.	16,768	129
	SFL Corp. Ltd.	10,272	128
*	Alliance Laundry Holdings Inc.	5,438	125
*	ADI Global Distribution Inc.	5,669	124
*	Marqeta Inc. Class A	7,502	123
	Nordic American Tankers Ltd.	17,370	119
	Greenbrier Cos. Inc.	2,577	116
	Allient Inc.	1,199	113
	Dlocal Ltd.	7,601	113
*	Gibraltar Industries Inc.	2,483	112
*	Willdan Group Inc.	1,279	112
*	Amprius Technologies Inc.	11,289	112
*	Everforth Inc.	3,410	111
	Tennant Co.	1,555	108
	United States Lime & Minerals Inc.	896	106
	Napco Security Technologies Inc.	2,831	103
	Myers Industries Inc.	3,169	102
*	Donnelley Financial Solutions Inc.	2,099	101
*	Vestis Corp.	7,835	98
	Lindsay Corp.	836	96
*	Upwork Inc.	10,134	91
*	O-I Glass Inc.	12,576	91
*	Eos Energy Enterprises Inc.	28,373	91
	Deluxe Corp.	3,878	90
	CRA International Inc.	503	88
	Tecnoglass Holdings Inc.	2,185	87
	Astec Industries Inc.	2,025	86
	Preformed Line Products Co.	212	85
	TriMas Corp.	2,199	85
	Kforce Inc.	1,460	84
*	Babcock & Wilcox Enterprises Inc.	11,017	83
	Douglas Dynamics Inc.	2,025	83
*	PureCycle Technologies Inc.	12,644	83
*	Red Cat Holdings Inc.	9,722	83
*	FLEX LNG Ltd.	2,581	82
*	Graham Corp.	932	81
	Cadre Holdings Inc.	2,690	80
*	Evolv Technologies Holdings Inc.	14,801	77
	National Presto Industries Inc.	504	76
	Genco Shipping & Trading Ltd.	2,845	75
	Navigator Holdings Ltd.	3,405	75
	Quanex Building Products Corp.	3,643	70
	Apogee Enterprises Inc.	1,778	69
	Marten Transport Ltd.	4,713	68
*	BlackSky Technology Inc.	2,936	68
*	CryoPort Inc.	4,209	67
*	Target Hospitality Corp.	3,606	67
	Barrett Business Services Inc.	1,914	66
*	Transcat Inc.	748	65
*	Green Dot Corp. Class A	4,839	64
*	Legalzoom.com Inc.	10,275	64
*	BrightView Holdings Inc.	5,656	63
*	Vishay Precision Group Inc.	1,013	63
*	Manitowoc Co. Inc.	3,174	62

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Teekay Corp. Ltd.	4,735	62
	Mesa Laboratories Inc.	477	61
	Ardagh Metal Packaging SA	12,031	61
*	Verra Mobility Corp.	13,631	60
	Costamare Inc.	3,802	58
*	Beta Technologies Inc. Class A	2,822	57
	Cass Information Systems Inc.	1,001	56
*	Enovix Corp.	16,509	56
*	Pattern Group Inc. Class A	2,680	56
	LSI Industries Inc.	2,813	55
	Insteel Industries Inc.	1,736	52
	Ardmore Shipping Corp.	3,012	52
*	Cardinal Infrastructure Group Inc. Class A	1,408	52
*	BlueLinx Holdings Inc.	641	51
	Willis Lease Finance Corp.	942	51
*	Bowman Consulting Group Ltd.	1,193	51
*	Janus International Group Inc.	10,354	51
	Park Aerospace Corp.	1,529	50
	Covenant Logistics Group Inc.	1,378	49
	Miller Industries Inc.	858	48
	Wabash National Corp.	3,550	48
*	Custom Truck One Source Inc.	5,213	48
*	Paysign Inc.	3,801	47
*	LightPath Technologies Inc. Class A	4,557	46
*	Himalaya Shipping Ltd.	2,723	46
*	3D Systems Corp.	13,488	44
	Luxfer Holdings plc	2,588	44
*	Resolute Holdings Management Inc.	322	44
*	Aebi Schmidt Holding AG	3,446	44
*	Onterris Inc.	2,573	43
*	Atlanticus Holdings Corp.	462	42
*	Titan Machinery Inc.	2,009	41
*	Limbach Holdings Inc.	1,005	41
	Heartland Express Inc.	3,236	40
	Park-Ohio Holdings Corp.	878	40
	Ennis Inc.	1,829	39
	Kelly Services Inc. Class A	2,270	39
	Columbus McKinnon Corp.	2,128	38
*	International Money Express Inc.	2,633	38
*	Hyliion Holdings Corp.	10,961	38
*	Astronics Corp. Class B	509	37
	Safe Bulkers Inc.	4,305	37
*	Satellogic Inc. Class A	7,536	37
*	Titan America SA	2,495	37
	Bel Fuse Inc. Class A	177	36
*,1	TAT Technologies Ltd.	998	36
*	IBEX Holdings Ltd.	900	35
*	Forward Air Corp.	2,088	35
*	Spire Global Inc.	2,577	34
*	Forward Industries Inc.	5,301	34
*	L B Foster Co. Class A	881	33
*	Orion Group Holdings Inc.	3,498	33
*	M-Tron Industries Inc.	419	32
*	Energy Recovery Inc.	3,893	30
*	Frequency Electronics Inc.	504	30
	FTAI Infrastructure Inc.	8,617	30
	Hyster-Yale Inc.	860	29
*	Radiant Logistics Inc.	3,454	29
	Karat Packaging Inc.	611	29
*	I3 Verticals Inc. Class A	1,745	28
	Pangaea Logistics Solutions Ltd.	3,432	28
*	Richtech Robotics Inc. Class B	15,212	28
	Quad / Graphics Inc.	2,718	27
*	Strata Critical Medical Inc.	4,858	27
*	Distribution Solutions Group Inc.	743	26
*	Titan International Inc.	3,586	26
*	Power Solutions International Inc.	721	26
*	Aevex Corp. Class A	1,485	26
*	Aspen Aerogels Inc.	4,960	24
*	Innovative Solutions & Support Inc.	1,242	24

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	ZipRecruiter Inc. Class A	5,596	24
*	Mistras Group Inc.	1,253	23
	Twin Disc Inc.	1,000	23
*	Repay Holdings Corp.	6,396	23
*	Mayville Engineering Co. Inc.	1,188	23
*	Virgin Galactic Holdings Inc.	7,988	23
*	Core Molding Technologies Inc.	854	21
*	Sky Harbour Group Corp.	2,037	21
*	Matrix Service Co.	1,843	20
*	TrueBlue Inc.	1,922	20
*	CPI Card Group Inc.	672	19
*	Lightbridge Corp.	2,543	19
*	Conduent Inc.	10,348	18
*	Eve Holding Inc.	7,825	18
*	Franklin Covey Co.	826	17
*	Hudson Technologies Inc.	3,145	17
	Information Services Group Inc.	3,256	17
*	Taylor Devices Inc.	279	17
*	TSS Inc.	2,107	17
*	Costamare Bulkers Holdings Ltd.	853	17
*	Ranpak Holdings Corp.	3,411	16
*	Velo3D Inc.	1,360	16
*	Gencor Industries Inc.	836	15
	Kronos Worldwide Inc.	1,744	15
	Espey Mfg. & Electronics Corp.	235	15
*	AerSale Corp.	2,791	15
*	Paysafe Ltd.	2,353	15
*	AIRO Group Holdings Inc.	1,949	15
*	Sidus Space Inc. Class A	6,776	15
*	Acacia Research Corp.	3,040	13
*	Concrete Pumping Holdings Inc.	1,463	13
*	York Space Systems Inc.	1,475	13
*,1	Swarmer Inc.	391	13
	Universal Logistics Holdings Inc.	651	12
	HireQuest Inc.	725	12
*	Palladyne AI Corp.	2,127	12
*	Advantage Solutions Inc.	360	12
*	Starfighters Space Inc.	3,580	12
*	FreightCar America Inc.	1,616	11
*	Microvast Holdings Inc.	15,531	11
*	Commercial Vehicle Group Inc.	3,246	10
*	PAMT Corp.	810	10
*	Alta Equipment Group Inc.	1,627	10
*	Priority Technology Holdings Inc.	1,915	10
*	Proficient Auto Logistics Inc.	1,871	9
*	RF Industries Ltd.	774	8
*	Smith-Midland Corp.	321	8
*	AirJoule Technologies Corp.	1,825	8
*	ERock Inc. Class A	676	8
*	Energous Corp.	649	7
*	INNOVATE Corp.	795	6
	EVI Industries Inc.	387	5
*	ITG Inc. Class A	413	5
*	Applied Aerospace & Defense Inc.	288	4
*	Lyntris Inc.	295	4
*,2	Trinseo plc	4,098	—
			749,153
Real Estate (2.2%)
	Welltower Inc.	61,170	14,451
	Prologis Inc.	81,927	11,463
	Equinix Inc.	8,520	8,918
	American Tower Corp.	40,351	7,090
	Simon Property Group Inc.	27,620	5,864
	Digital Realty Trust Inc.	31,342	5,817
	Realty Income Corp.	80,706	4,946
	Public Storage	14,553	4,468
	Vivmark Residential	65,918	4,294
	Ventas Inc.	41,898	3,820
*	CBRE Group Inc. Class A	25,218	3,677

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Iron Mountain Inc.	25,614	2,955
	Crown Castle Inc.	37,910	2,886
	Extra Space Storage Inc.	18,110	2,555
	VICI Properties Inc. (XNYS)	94,197	2,416
	SBA Communications Corp.	9,092	1,724
	Essex Property Trust Inc.	5,549	1,570
	Invitation Homes Inc.	51,517	1,501
*	Jones Lang LaSalle Inc.	3,976	1,455
	Weyerhaeuser Co.	62,173	1,453
	Kimco Realty Corp.	57,396	1,361
	WP Carey Inc.	19,203	1,343
	Host Hotels & Resorts Inc.	58,949	1,293
	Sun Communities Inc.	10,593	1,286
	Mid-America Apartment Communities Inc.	9,971	1,285
	Healthpeak Properties Inc.	59,847	1,246
	Regency Centers Corp.	15,863	1,186
	Omega Healthcare Investors Inc.	25,683	1,174
*	CoStar Group Inc.	34,899	1,119
	Lamar Advertising Co. Class A	7,355	1,096
	Equity LifeStyle Properties Inc.	16,607	1,054
	UDR Inc.	28,241	1,044
	Gaming & Leisure Properties Inc.	23,529	990
	American Homes 4 Rent Class A	28,948	964
	BXP Inc.	13,689	931
	EastGroup Properties Inc.	4,591	916
	American Healthcare REIT Inc.	16,443	908
	Camden Property Trust	8,491	898
	Federal Realty Investment Trust	7,395	858
	CubeSmart	19,521	775
	Alexandria Real Estate Equities Inc.	14,850	762
	Brixmor Property Group Inc.	26,223	758
	NNN REIT Inc.	16,494	746
	CareTrust REIT Inc.	19,125	745
	Agree Realty Corp.	10,288	743
	Ryman Hospitality Properties Inc.	5,709	724
	Rexford Industrial Realty Inc.	19,489	722
	First Industrial Realty Trust Inc.	11,367	703
*	Compass Inc. Class A	60,593	640
	STAG Industrial Inc.	16,535	616
	Terreno Realty Corp.	9,016	597
	Macerich Co.	24,106	569
	Vornado Realty Trust	14,993	560
	Essential Properties Realty Trust Inc.	18,562	557
	Healthcare Realty Trust Inc.	28,906	550
	Rayonier Inc.	25,925	531
*	Zillow Group Inc. Class C	14,775	517
	Kite Realty Group Trust	17,453	450
	Sabra Health Care REIT Inc.	21,635	441
	HA Sustainable Infrastructure Capital Inc.	10,883	430
	Phillips Edison & Co. Inc.	10,683	413
	Cousins Properties Inc.	14,202	412
	Millrose Properties Inc.	13,305	405
	Outfront Media Inc.	13,672	402
	EPR Properties	6,416	377
	Americold Realty Trust Inc.	24,659	369
	Kilroy Realty Corp.	10,055	365
	Tanger Inc.	9,669	365
	COPT Defense Properties	9,711	350
	SL Green Realty Corp.	6,181	346
	Broadstone Net Lease Inc.	16,523	345
	Independence Realty Trust Inc.	20,445	331
	LXP Industrial Trust	4,998	303
	Apple Hospitality REIT Inc.	18,333	292
	National Health Investors Inc.	4,112	292
	Highwoods Properties Inc.	9,521	291
*	Cushman & Wakefield Ltd.	20,330	274
	Curbline Properties Corp.	8,411	251
*	Opendoor Technologies Inc.	77,867	249
	Park Hotels & Resorts Inc.	15,775	241
	DigitalBridge Group Inc.	15,140	241

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Acadia Realty Trust	11,650	238
	Lineage Inc.	6,068	238
	Four Corners Property Trust Inc.	9,110	227
	Urban Edge Properties	10,541	223
	DiamondRock Hospitality Co.	17,512	216
	St. Joe Co.	3,245	214
	InvenTrust Properties Corp.	6,585	213
	Newmark Group Inc. Class A	12,982	198
	Douglas Emmett Inc.	15,232	176
	Medical Properties Trust Inc.	44,095	175
	LTC Properties Inc.	4,285	173
	Pebblebrook Hotel Trust	9,562	173
	NETSTREIT Corp.	8,408	171
*	Howard Hughes Holdings Inc.	2,616	168
	Sunstone Hotel Investors Inc.	14,886	166
	Global Net Lease Inc.	17,844	164
	Getty Realty Corp.	5,000	162
	Smartstop Self Storage REIT Inc.	4,793	156
	Xenia Hotels & Resorts Inc.	8,025	150
*	Zillow Group Inc. Class A	4,023	144
	Diversified Healthcare Trust	18,606	141
	Innovative Industrial Properties Inc.	2,448	139
	Janus Living Inc. Class A	3,948	117
	RLJ Lodging Trust	10,373	115
	Easterly Government Properties Inc.	4,408	108
	UMH Properties Inc.	6,517	107
*	Piedmont Realty Trust Inc.	10,970	105
	American Assets Trust Inc.	4,112	92
	CBL & Associates Properties Inc.	1,653	90
*	Fermi Inc.	17,327	86
	Service Properties Trust	9,111	71
	Centerspace	1,332	70
	One Liberty Properties Inc.	2,854	68
	Safehold Inc.	4,458	67
	CTO Realty Growth Inc.	3,007	64
	National Healthcare Properties Inc.	3,778	61
	Empire State Realty Trust Inc. Class A	13,302	60
	JBG SMITH Properties	4,740	57
	Marcus & Millichap Inc.	1,790	57
	Alexander's Inc.	204	55
	Postal Realty Trust Inc. Class A	2,285	54
*	Hudson Pacific Properties Inc.	4,216	53
	Summit Hotel Properties Inc.	8,835	52
	Gladstone Commercial Corp.	3,673	48
	NexPoint Residential Trust Inc.	1,914	45
	Brandywine Realty Trust	14,082	43
	Chatham Lodging Trust	3,272	43
	FrontView REIT Inc.	2,218	43
	AH Realty Trust Inc.	6,405	42
*	Forestar Group Inc.	1,486	42
	Universal Health Realty Income Trust	1,024	42
*	Real REMAX Group Inc.	2,138	41
	Industrial Logistics Properties Trust	4,674	39
	Chiron Real Estate Inc.	939	34
	Community Healthcare Trust Inc.	2,179	32
	Farmland Partners Inc.	2,919	30
	Saul Centers Inc.	922	30
*	Tejon Ranch Co.	1,834	29
	AGNT Inc.	6,681	28
	Gladstone Land Corp.	2,771	25
	RMR Group Inc. Class A	1,044	20
	Alpine Income Property Trust Inc.	1,042	20
*	FRP Holdings Inc.	762	17
	Orion Properties Inc.	5,422	15
	NET Lease Office Properties	1,271	15
*	Seaport Entertainment Group Inc.	557	15
	Strawberry Fields REIT Inc.	854	12
	SITE Centers Corp.	4,028	12
	BRT Apartments Corp.	794	11
*	Douglas Elliman Inc.	6,069	11

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Comstock Holding Cos. Inc.	530	10
	Braemar Hotels & Resorts Inc.	4,387	9
*	Maui Land & Pineapple Co. Inc.	424	7
			140,769
Technology (40.4%)
	NVIDIA Corp.	2,018,110	445,558
	Apple Inc.	1,250,778	396,309
	Microsoft Corp.	642,726	326,048
	Alphabet Inc. Class A	503,793	170,962
	Broadcom Inc.	402,471	149,051
	Alphabet Inc. Class C	411,663	138,076
	Meta Platforms Inc. Class A	190,178	108,846
	Micron Technology Inc.	97,523	93,498
*	Advanced Micro Devices Inc.	140,728	66,243
*	Palantir Technologies Inc. Class A	192,128	35,809
*	Intel Corp.	395,306	35,384
	Lam Research Corp.	108,145	32,605
	Applied Materials Inc.	68,592	31,442
*	Palo Alto Networks Inc.	69,769	26,661
	Oracle Corp.	148,300	22,115
	Texas Instruments Inc.	78,676	20,527
*	Crowdstrike Holdings Inc. Class A	86,846	20,061
	KLA Corp.	113,190	19,859
*	Sandisk Corp.	12,588	19,722
	International Business Machines Corp.	81,397	19,036
	Salesforce Inc.	68,778	17,713
	Amphenol Corp. Class A	106,146	16,829
	Marvell Technology Inc.	75,479	15,976
	QUALCOMM Inc.	91,296	15,564
	Analog Devices Inc.	42,233	15,294
	Western Digital Corp.	29,248	13,178
*	ServiceNow Inc.	88,830	13,146
	Dell Technologies Inc. Class C	26,039	11,874
*	Adobe Inc.	34,960	10,236
	Corning Inc.	68,452	10,181
*	Snowflake Inc.	28,984	9,606
*	Fortinet Inc.	52,428	8,962
	Vertiv Holdings Co. Class A	33,210	8,592
	Intuit Inc.	23,425	8,417
*	Cloudflare Inc. Class A	27,351	8,345
*	Cadence Design Systems Inc.	23,865	8,085
*	DoorDash Inc. Class A	32,446	7,519
*	Synopsys Inc.	16,121	7,087
*	Datadog Inc. Class A	28,425	6,738
*	AppLovin Corp. Class A	20,775	6,483
	Hewlett Packard Enterprise Co.	114,616	5,988
	Monolithic Power Systems Inc.	4,097	5,194
	Teradyne Inc.	13,567	4,746
*	Autodesk Inc.	18,272	4,724
*	Coherent Corp.	15,345	4,263
*	Astera Labs Inc.	13,257	3,937
*	Strategy Inc.	28,366	3,771
	Roper Technologies Inc.	8,839	3,753
*	Workday Inc. Class A	17,810	3,517
*	Flex Ltd.	31,785	3,473
	Microchip Technology Inc.	46,044	3,382
*	Credo Technology Group Holding Ltd.	14,268	3,227
	NetApp Inc. (XNGS)	17,027	3,155
*	MongoDB Inc.	6,753	3,062
*	Twilio Inc. Class A	12,796	3,015
*	Atlassian Corp. Ltd. Class A	14,633	2,841
	Jabil Inc.	9,002	2,748
	Cognizant Technology Solutions Corp. Class A	41,057	2,651
*	CoreWeave Inc. Class A	30,135	2,558
*	Okta Inc.	14,593	2,525
*	ON Semiconductor Corp.	34,085	2,525
*	Everpure Inc. Class A	27,024	2,512
	HP Inc.	79,173	2,377
*	Zoom Communications Inc.	23,036	2,227

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Qnity Electronics Inc.	18,099	2,162
	VeriSign Inc.	7,063	2,036
*	F5 Inc.	4,899	1,995
*	Super Micro Computer Inc. (XNGS)	48,069	1,792
	Entegris Inc.	13,118	1,775
*	Reddit Inc. Class A	11,516	1,702
*	Zscaler Inc.	9,008	1,697
	TD SYNNEX Corp.	6,641	1,679
	CDW Corp.	11,023	1,671
*	PTC Inc.	10,303	1,605
*	Nutanix Inc. Class A	22,323	1,531
	Leidos Holdings Inc.	10,875	1,525
*	MACOM Technology Solutions Holdings Inc.	5,774	1,523
*	Guidewire Software Inc.	7,287	1,492
	SS&C Technologies Holdings Inc.	17,905	1,486
	Gen Digital Inc. (XNGS)	46,813	1,451
*	Toast Inc. Class A	41,113	1,402
*	Dynatrace Inc.	25,486	1,391
*	Lattice Semiconductor Corp.	11,756	1,356
*	Akamai Technologies Inc.	12,426	1,350
*	Tyler Technologies Inc.	3,621	1,348
*	Unity Software Inc.	31,095	1,309
*	IonQ Inc.	33,243	1,307
*	Fabrinet	3,091	1,276
*	Rubrik Inc. Class A	13,367	1,244
	BitMine Immersion Technologies Inc.	48,640	1,232
*	Samsara Inc. Class A	29,638	1,211
*	CACI International Inc. Class A	1,885	1,174
*	Onto Innovation Inc.	4,275	1,142
*	Manhattan Associates Inc.	5,036	1,124
*	HubSpot Inc.	4,280	1,119
*	Gartner Inc.	5,622	1,114
*	GoDaddy Inc. Class A	11,350	1,111
*	Docusign Inc.	16,679	1,105
*	SiTime Corp.	1,918	1,084
*	Semtech Corp.	7,999	1,064
*	TTM Technologies Inc.	8,793	1,046
*,1	IREN Ltd.	27,863	1,034
*	JFrog Ltd.	9,184	919
*	Pinterest Inc. Class A	42,286	918
	Advanced Energy Industries Inc.	3,258	902
*	Arrow Electronics Inc.	4,391	898
	Skyworks Solutions Inc.	12,956	868
*	Sanmina Corp.	4,380	862
	Paycom Software Inc.	3,530	844
	Match Group Inc.	20,069	816
*	Rambus Inc.	9,280	804
*	DigitalOcean Holdings Inc.	6,990	774
*	Elastic NV	7,808	762
*	Qorvo Inc.	7,270	699
*	Hut 8 Corp.	8,695	684
*	FormFactor Inc.	6,694	673
*	Maplebear Inc.	13,211	667
*	Procore Technologies Inc.	10,503	659
*	UiPath Inc. Class A	34,619	646
	Avnet Inc.	7,003	627
*	SentinelOne Inc. Class A	28,100	621
*	Silicon Laboratories Inc.	2,809	615
*	Zeta Global Holdings Corp. Class A	19,149	593
	Amdocs Ltd.	9,175	579
*	Gitlab Inc. Class A	12,391	577
*	Qualys Inc.	3,080	573
*	Applied Digital Corp.	21,974	558
*	Plexus Corp.	2,263	542
*	D-Wave Quantum Inc.	31,218	537
*	Commvault Systems Inc.	3,803	523
	Mobility Global Inc.	25,542	519
*	EPAM Systems Inc.	4,394	518
	Bentley Systems Inc. Class B	13,964	513
*	ServiceTitan Inc. Class A	5,205	510

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Amkor Technology Inc.	10,766	509
*	Figma Inc. Class A	18,465	508
	GLOBALFOUNDRIES Inc.	10,907	487
*	Cirrus Logic Inc.	4,409	483
	Science Applications International Corp.	3,729	478
*	Terawulf Inc.	31,259	473
*	Appfolio Inc. Class A	1,987	465
*	Dropbox Inc. Class A	13,138	462
*	Figure Technology Solutions Inc. Class A	12,250	449
*	Cipher Digital Inc.	28,697	445
	RingCentral Inc. Class A	6,374	444
*	Novanta Inc.	3,027	443
*	Rigetti Computing Inc.	28,241	442
*	MaxLinear Inc.	7,311	438
*	Core Scientific Inc.	26,522	432
*	Impinj Inc.	2,467	430
*	Varonis Systems Inc.	9,776	428
	KBR Inc.	10,923	410
*	Box Inc. Class A	11,383	407
*	Allegro MicroSystems Inc.	10,788	391
*	Insight Enterprises Inc.	2,447	384
*	Tenable Holdings Inc.	9,799	374
	Vishay Intertechnology Inc.	11,903	362
*	Xometry Inc. Class A	3,903	362
	Clear Secure Inc. Class A	8,114	358
*	Diodes Inc.	3,827	348
*	CCC Intelligent Solutions Holdings Inc.	46,665	348
	Kulicke & Soffa Industries Inc.	4,322	346
*	Workiva Inc.	4,309	345
*	Q2 Holdings Inc.	5,293	344
*	ACM Research Inc. Class A	4,506	328
*	AXT Inc.	5,296	321
*	Synaptics Inc.	3,313	320
	Dolby Laboratories Inc. Class A	5,060	312
	Universal Display Corp.	3,702	308
*	Axcelis Technologies Inc.	2,604	300
*	Fastly Inc. Class A	12,919	294
	Pegasystems Inc.	7,688	283
*	Magnite Inc.	12,057	283
*	Braze Inc. Class A	8,229	280
*	SPS Commerce Inc.	3,147	269
*	Agilysys Inc.	2,243	261
*	Ultra Clean Holdings Inc.	3,845	261
*	Navan Inc. Class A	8,936	260
*	Kyndryl Holdings Inc.	19,116	257
*	Freshworks Inc. Class A	18,383	256
*	Ambarella Inc.	3,611	251
*	Cleanspark Inc.	21,569	251
*	Klaviyo Inc. Class A	11,751	242
*,1	SoundHound AI Inc. Class A	33,644	241
	Power Integrations Inc.	4,642	239
	Adeia Inc.	9,490	239
*	NetScout Systems Inc.	6,070	236
*	Alarm.com Holdings Inc.	4,027	232
*	Teradata Corp.	7,979	231
*	Five9 Inc.	6,668	230
*	Veeco Instruments Inc.	5,122	227
*	Cargurus Inc.	6,199	221
	Benchmark Electronics Inc.	3,022	212
*	Intapp Inc.	4,822	209
*	Aehr Test Systems	2,611	207
*	People Inc.	5,420	207
*	nCino Inc.	9,023	204
*	Penguin Solutions Inc.	4,144	203
	ePlus Inc.	2,267	199
*	LiveRamp Holdings Inc.	5,260	198
*	AvePoint Inc.	14,220	198
*	nLight Inc.	4,621	195
*	Rogers Corp.	1,546	194
*	Cohu Inc.	3,945	182

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Ouster Inc.	5,197	179
*	Navitas Semiconductor Corp.	15,104	175
*	Progress Software Corp.	3,585	166
*	IPG Photonics Corp.	2,141	163
*	DXC Technology Co.	14,212	161
*	Ziff Davis Inc.	2,873	158
	A10 Networks Inc.	6,187	157
*	DoubleVerify Holdings Inc.	11,670	156
*	Ichor Holdings Ltd.	2,869	154
*	Innodata Inc.	2,733	154
*	Parsons Corp.	3,144	153
*	Keel Infrastructure Corp.	48,489	153
*	Blackbaud Inc.	3,165	152
*,1	Quantum Computing Inc.	17,788	146
*	Globant SA	3,563	145
*	Appian Corp. Class A	3,313	142
*	Photronics Inc.	5,032	142
*	BlackLine Inc.	4,250	141
*	NextNav Inc.	8,565	136
	CTS Corp.	2,332	132
*	Diebold Nixdorf Inc.	1,921	130
*	Trump Media & Technology Group Corp.	13,344	130
*	C3.ai Inc. Class A	11,856	128
*	Infleqtion Inc.	9,688	127
*	BigBear.ai Holdings Inc.	40,294	126
*	Via Transportation Inc. Class A	4,431	124
*	Bandwidth Inc. Class A	2,512	122
*	PDF Solutions Inc.	2,735	122
*	Alkami Technology Inc.	5,940	121
*	Amplitude Inc. Class A	8,563	121
*	SailPoint Inc.	5,851	120
*	Bitdeer Technologies Group Class A	10,941	119
*	Stubhub Holdings Inc. Class A	18,439	118
	Concentrix Corp.	3,646	110
*	ScanSource Inc.	1,887	108
*	PagerDuty Inc.	7,407	105
*	Yelp Inc.	4,702	105
	Ingram Micro Holding Corp.	3,714	105
*	NCR Voyix Corp.	12,323	103
*,2	Sapiens International Corp. NV	2,356	103
*	Digital Turbine Inc.	9,512	102
*	NIQ Global Intelligence plc	5,147	98
*	Schrodinger Inc.	4,843	94
*	ZoomInfo Technologies Inc.	21,785	92
*	Ambiq Micro Inc.	1,559	91
*	Asana Inc. Class A	8,768	90
*	Sprinklr Inc. Class A	10,520	86
*	RUM Group Inc.	9,281	83
*	Vertex Inc. Class A	5,695	81
	PC Connection Inc.	1,006	80
*	Rapid7 Inc.	5,803	78
*	Backblaze Inc. Class A	5,311	75
*	indie Semiconductor Inc. Class A	18,909	70
*	Daktronics Inc.	3,552	69
*	Kopin Corp.	15,499	69
*	PAR Technology Corp.	3,648	69
*	Life360 Inc.	1,617	69
*	Mitek Systems Inc.	3,576	66
*	Red Violet Inc.	895	65
*	Wolfspeed Inc. (XNYS)	2,374	65
*	Consensus Cloud Solutions Inc.	1,663	64
*	Clarivate plc	30,545	63
*	Arteris Inc.	2,878	63
*	CEVA Inc.	2,242	61
	Methode Electronics Inc.	3,240	59
*	Yext Inc.	8,697	59
*	EverQuote Inc. Class A	2,162	55
	OneSpan Inc.	3,335	55
*	PubMatic Inc. Class A	3,169	53
*	Grid Dynamics Holdings Inc.	6,515	52

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Alpha & Omega Semiconductor Ltd.	2,023	50
*	Sprout Social Inc. Class A	4,058	46
*	Kimball Electronics Inc.	1,846	44
	Climb Global Solutions Inc.	1,486	42
*	Taboola.com Ltd.	10,655	40
*	Nextdoor Holdings Inc.	17,285	39
*	Grindr Inc.	2,467	38
	NVE Corp.	370	37
*	Aeva Technologies Inc.	2,330	37
*,1	Groupon Inc.	1,885	36
*	Ibotta Inc. Class A	980	36
*	Bit Digital Inc.	24,153	35
*	Weave Communications Inc.	4,788	35
*	Cerence Inc.	3,921	33
	Xerox Holdings Corp.	9,743	31
*	NerdWallet Inc. Class A	3,184	31
*	Cerebras Systems Inc. Class A	170	31
*	Powerfleet Inc. NJ	9,988	30
*	Mediaalpha Inc. Class A	2,323	29
*	Bumble Inc. Class A	10,457	29
*	Simulations Plus Inc.	1,423	26
*	Everspin Technologies Inc.	1,604	26
*	Blend Labs Inc. Class A	16,150	25
*	Serve Robotics Inc.	5,017	24
	Hackett Group Inc.	2,003	22
*	Rimini Street Inc.	3,927	22
*	Rackspace Technology Inc.	6,897	22
*	N-able Inc.	5,504	22
*	Asure Software Inc.	2,258	21
*	Duos Technologies Group Inc.	2,226	21
*	Chaince Digital Holdings Inc.	6,885	21
*	Whitefiber Inc.	1,089	21
*	SmartRent Inc.	15,299	20
*	Telos Corp.	3,974	19
*	One Stop Systems Inc.	1,862	19
*,1	SharonAI Holdings Inc.	352	19
*	Unisys Corp.	5,903	16
*	Aeluma Inc.	1,256	16
*	Amtech Systems Inc.	993	15
	Immersion Corp.	1,921	15
*	GSI Technology Inc.	2,676	15
*	QuickLogic Corp.	1,402	15
*	1stdibs.com Inc.	3,355	15
*	Kaltura Inc.	8,750	14
*	Angi Inc.	2,983	14
	Richardson Electronics Ltd.	731	13
*	Viant Technology Inc. Class A	1,006	13
	Shutterstock Inc.	2,158	12
*	Atomera Inc.	2,974	12
*	Soluna Holdings Inc.	10,923	12
*	inTEST Corp.	1,027	11
*	Z Squared Inc.	3,665	11
*	Domo Inc. Class B	2,728	10
*	eGain Corp.	1,347	10
*	Commerce.com Inc.	3,950	10
*,1	Veritone Inc.	11,168	9
*	EverCommerce Inc.	1,050	9
*	TechTarget Inc.	2,377	9
*	ZenaTech Inc.	5,270	9
*	CS Disco Inc.	1,750	8
*	Tucows Inc. Class A	649	7
	ReposiTrak Inc.	837	7
*	Silvaco Group Inc.	1,035	7
*	Brand Engagement Network Inc.	631	7
*	Digimarc Corp.	1,151	7
*	Csquare Inc.	280	5
*	Blaize Holdings Inc.	5,584	3
*	Liftoff Mobile Inc.	57	1
			2,586,713

Russell 3000 Index Fund
		Shares	Market Value• ($000)
Telecommunications (2.2%)
	Cisco Systems Inc.	341,781	37,763
	Verizon Communications Inc.	362,055	18,110
*	Arista Networks Inc.	90,373	17,685
	AT&T Inc.	585,930	15,170
	Comcast Corp. Class A	306,798	8,167
	T-Mobile US Inc.	42,169	7,609
	Motorola Solutions Inc.	14,341	6,960
*	Space Exploration Technologies Corp. Class A	45,773	6,577
*	Lumentum Holdings Inc.	6,153	5,628
*	Ciena Corp.	12,188	4,666
*	Roku Inc.	11,348	1,781
*	Charter Communications Inc. Class A	9,457	1,442
*	AST SpaceMobile Inc.	22,083	1,305
*	EchoStar Corp. Class A	11,854	1,025
	InterDigital Inc.	2,213	741
	Millicom International Cellular SA	7,787	730
*	Viavi Solutions Inc.	19,993	726
*	Viasat Inc.	10,700	720
*	Applied Optoelectronics Inc.	6,656	717
*	Lumen Technologies Inc.	82,527	516
	Iridium Communications Inc.	7,929	372
*	Globalstar Inc.	4,454	363
	Telephone & Data Systems Inc.	8,485	286
*	Extreme Networks Inc.	11,108	250
*	Digi International Inc.	3,122	234
	Ubiquiti Inc.	367	216
*	Calix Inc.	5,000	191
*	Liberty Global Ltd. Class A	13,938	150
*	Liberty Global Ltd. Class C	13,817	145
*	Uniti Group Inc.	13,946	138
*	Vistance Networks Inc.	19,130	121
*	Harmonic Inc.	9,683	116
*	Liberty Capital Corp. Class C	3,633	95
*	Anterix Inc.	988	90
	IDT Corp. Class B	1,282	87
*	Liberty Latin America Ltd. Class C	9,762	83
*	Lightwave Logic Inc.	13,216	72
*	Ooma Inc.	2,244	51
*	ADTRAN Holdings Inc.	6,489	50
	Shenandoah Telecommunications Co.	3,870	48
*	NETGEAR Inc.	2,068	44
	Cogent Communications Holdings Inc.	4,066	39
*	Liberty Latin America Ltd. Class A	3,896	34
*	Optimum Communications Inc. Class A	25,916	25
*	Clearfield Inc.	861	25
*,1	fuboTV Inc. Class A	2,202	23
	ATN International Inc.	729	22
*	8x8 Inc.	11,443	21
	Spok Holdings Inc.	1,795	19
*	Xperi Inc.	3,264	19
*	Aviat Networks Inc.	889	18
*	Lantronix Inc.	3,000	16
*	Gogo Inc.	6,134	15
*	BK Technologies Corp.	199	14
*	Liberty Capital Corp.	486	13
*	KVH Industries Inc.	1,609	12
*	Ribbon Communications Inc.	6,111	12
*	Cable One Inc.	391	11
*	Crexendo Inc.	1,477	9
*	Inseego Corp.	960	4
*	Hawkeye 360 Inc.	134	2
			141,593
Utilities (2.2%)
	NextEra Energy Inc.	180,460	14,859
	Southern Co.	97,343	8,566
	Duke Energy Corp.	67,299	8,070
	Constellation Energy Corp.	27,774	7,631
	Waste Management Inc.	32,165	7,041

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	American Electric Power Co. Inc.	47,054	5,761
	Dominion Energy Inc.	76,054	5,020
	Sempra	56,606	4,625
	Entergy Corp.	39,577	4,207
	Xcel Energy Inc.	53,994	4,087
	Vistra Corp.	29,130	4,002
	Exelon Corp.	88,652	3,876
	Republic Services Inc.	17,227	3,806
	Consolidated Edison Inc.	31,888	3,413
	Public Service Enterprise Group Inc.	43,118	3,162
	WEC Energy Group Inc.	28,233	2,997
	Ameren Corp.	23,883	2,532
	PG&E Corp.	189,988	2,521
	DTE Energy Co.	17,938	2,433
	Atmos Energy Corp.	14,316	2,378
	American Water Works Co. Inc.	16,812	2,324
	Eversource Energy	32,474	2,278
	CenterPoint Energy Inc.	56,673	2,244
	PPL Corp.	65,203	2,225
	FirstEnergy Corp.	47,484	2,178
	NRG Energy Inc.	17,563	1,934
	CMS Energy Corp.	26,694	1,817
	Edison International	32,999	1,781
	NiSource Inc.	41,632	1,704
	Evergy Inc.	20,000	1,620
	Alliant Energy Corp.	22,402	1,523
*	Clean Harbors Inc.	4,412	1,391
*	Talen Energy Corp.	3,893	1,151
	Pinnacle West Capital Corp.	10,515	1,027
	Essential Utilities Inc.	24,255	999
	GFL Environmental Inc. (XTSE)	22,462	950
	AES Corp.	61,961	913
	OGE Energy Corp.	17,764	811
	UGI Corp.	18,575	714
	National Fuel Gas Co.	8,161	678
	IDACORP Inc.	4,766	649
	Southwest Gas Holdings Inc.	6,247	552
	Ormat Technologies Inc. (XNYS)	5,339	545
	TXNM Energy Inc.	8,901	513
*	Casella Waste Systems Inc. Class A	5,408	499
*	Oklo Inc.	12,157	493
	Portland General Electric Co.	10,006	489
	Black Hills Corp.	6,554	470
	New Jersey Resources Corp.	8,709	464
	ONE Gas Inc.	5,595	443
	Spire Inc.	4,952	405
	Brookfield Infrastructure Corp. Class A (XTSE)	10,564	404
	Brookfield Renewable Corp. (XTSE)	11,602	373
	Northwestern Energy Group Inc.	5,301	367
	MDU Resources Group Inc.	17,523	349
	Clearway Energy Inc. Class C	10,451	332
	American States Water Co.	3,288	294
	Chesapeake Utilities Corp.	1,990	266
*	NuScale Power Corp.	28,531	264
	Avista Corp.	6,983	259
	California Water Service Group	5,018	251
	MGE Energy Inc.	3,216	250
	H2O America	3,064	194
	Northwest Natural Holding Co.	3,570	175
*	Sunrun Inc.	19,884	170
*	Hawaiian Electric Industries Inc.	14,048	158
	Middlesex Water Co.	1,879	109
	Excelerate Energy Inc. Class A	2,117	84
	York Water Co.	2,288	78
	Unitil Corp.	1,402	75
*	NANO Nuclear Energy Inc.	3,473	63
*	Hallador Energy Co.	3,114	52
*	Enviri Corp.	2,091	47
	Consolidated Water Co. Ltd.	1,121	33
	Genie Energy Ltd. Class B	1,826	27

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Perma-Fix Environmental Services Inc.	1,325	24
*	Cadiz Inc.	5,182	21
*	Pure Cycle Corp.	1,650	18
	RGC Resources Inc.	643	14
	Global Water Resources Inc.	1,014	9
*	Net Power Inc.	2,889	5
*	Fervo Energy Co. Class A	319	5
*	EagleRock Land LLC Class A	197	5
			141,546
Total Common Stocks (Cost $3,811,798)			6,391,937
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 3.731% (Cost $10,622)	106,238	10,623
Total Investments (100.0%) (Cost $3,822,420)			6,402,560
Other Assets and Liabilities—Net (0.0%)			3,202
Net Assets (100%)			6,405,762
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,896.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,030 was received for securities on loan.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	7	1,036	(21)
E-mini S&P 500 Index	September 2026	25	9,624	(50)
				(71)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American International Group Inc.	2/1/2027	CITNA	31	(4.280)	—	—
Elevance Health Inc.	2/1/2027	CITNA	159	(4.130)	—	(2)
Elevance Health Inc.	8/31/2027	BANA	51	(4.280)	—	(1)
Goldman Sachs Group Inc.	2/1/2027	CITNA	349	(4.380)	8	—
Goldman Sachs Group Inc.	8/31/2027	BANA	1,230	(4.444)	—	(39)
PayPal Holdings Inc.	2/1/2027	CITNA	177	(3.980)	—	(27)
PayPal Holdings Inc.	8/31/2027	BANA	1,644	(4.380)	—	(255)
Raymond James Financial Inc.	2/1/2027	CITNA	192	(4.130)	6	—
					14	(324)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 3000 Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,811,798)	6,391,937
Affiliated Issuers (Cost $10,622)	10,623
Total Investments in Securities	6,402,560
Investment in Vanguard	131
Cash Collateral Pledged—Futures Contracts	670
Receivables for Investment Securities Sold	33
Receivables for Accrued Income	5,128
Receivables for Capital Shares Issued	95
Unrealized Appreciation—Over-the-Counter Swap Contracts	14
Total Assets	6,408,631
Liabilities
Due to Custodian	102
Payables for Investment Securities Purchased	64
Collateral for Securities on Loan	2,030
Payables for Capital Shares Redeemed	156
Payables to Vanguard	160
Variation Margin Payable—Futures Contracts	33
Unrealized Depreciation—Over-the-Counter Swap Contracts	324
Total Liabilities	2,869
Net Assets	6,405,762
1 Includes $1,896 of securities on loan.
At August 31, 2026, net assets consisted of:

Paid-in Capital	4,036,453
Total Distributable Earnings (Loss)	2,369,309
Net Assets	6,405,762

ETF Shares—Net Assets
Applicable to 14,276,484 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,835,102
Net Asset Value Per Share—ETF Shares	$338.68

Institutional Shares—Net Assets
Applicable to 2,395,775 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,570,660
Net Asset Value Per Share—Institutional Shares	$655.60

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 3000 Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Dividends[1]	63,707
Interest[2]	455
Securities Lending—Net	144
Total Income	64,306
Expenses
The Vanguard Group—Note C
Investment Advisory Services	54
Management and Administrative—ETF Shares[3]	2,321
Management and Administrative—Institutional Shares[3]	697
Marketing and Distribution—ETF Shares	149
Marketing and Distribution—Institutional Shares	37
Custodian Fees	67
Auditing Fees	33
Accounting Fees[3]	41
Shareholders’ Reports—ETF Shares[3]	28
Shareholders’ Reports—Institutional Shares[3]	1
Trustees’ Fees and Expenses	3
Other Expenses	14
Total Expenses	3,445
Net Investment Income	60,861
Realized Net Gain (Loss)
Investment Securities Sold[2,4]	137,818
Futures Contracts	2,257
Swap Contracts	793
Realized Net Gain (Loss)	140,868
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	814,415
Futures Contracts	(227)
Swap Contracts	(310)
Change in Unrealized Appreciation (Depreciation)	813,878
Net Increase (Decrease) in Net Assets Resulting from Operations	1,015,607

1	Dividends are net of foreign withholding taxes of $39.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $428, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

3	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
4	Includes $154,358 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 3000 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,861	53,887
Realized Net Gain (Loss)	140,868	157,889
Change in Unrealized Appreciation (Depreciation)	813,878	408,195
Net Increase (Decrease) in Net Assets Resulting from Operations	1,015,607	619,971
Distributions
ETF Shares	(45,008)	(38,077)
Institutional Shares	(14,775)	(15,800)
Total Distributions	(59,783)	(53,877)
Capital Share Transactions
ETF Shares	570,793	567,235
Institutional Shares	74,483	(275,541)
Net Increase (Decrease) from Capital Share Transactions	645,276	291,694
Total Increase (Decrease)	1,601,100	857,788
Net Assets
Beginning of Period	4,804,662	3,946,874
End of Period	6,405,762	4,804,662

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 3000 Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$285.29	$249.54	$200.77	$177.97	$208.13
Investment Operations
Net Investment Income[1]	3.417	3.182	2.957	2.897	2.662
Net Realized and Unrealized Gain (Loss) on Investments	53.372	35.753	48.893	22.832	(30.247)
Total from Investment Operations	56.789	38.935	51.850	25.729	(27.585)
Distributions
Dividends from Net Investment Income	(3.399)	(3.185)	(3.080)	(2.929)	(2.575)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.399)	(3.185)	(3.080)	(2.929)	(2.575)
Net Asset Value, End of Period	$338.68	$285.29	$249.54	$200.77	$177.97
Total Return	20.05%	15.74%	26.06%	14.68%	-13.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,835	$3,538	$2,577	$1,802	$1,219
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.10%[2]	0.10%[2]	0.10%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.22%	1.34%	1.58%	1.36%
Portfolio Turnover Rate[3]	4%	4%	9%	11%	8%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 3000 Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$552.24	$483.05	$388.63	$344.48	$402.86
Investment Operations
Net Investment Income[1]	6.642	6.198	5.823	5.690	5.323
Net Realized and Unrealized Gain (Loss) on Investments	103.320	69.206	94.639	44.177	(58.648)
Total from Investment Operations	109.962	75.404	100.462	49.867	(53.325)
Distributions
Dividends from Net Investment Income	(6.602)	(6.214)	(6.042)	(5.717)	(5.055)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.602)	(6.214)	(6.042)	(5.717)	(5.055)
Net Asset Value, End of Period	$655.60	$552.24	$483.05	$388.63	$344.48
Total Return	20.06%	15.75%	26.09%	14.70%	-13.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,571	$1,267	$1,370	$1,061	$1,445
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	1.11%	1.23%	1.37%	1.62%	1.40%
Portfolio Turnover Rate[3]	4%	4%	9%	11%	8%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 3000 Index Fund
Notes to Financial Statements
Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Russell 3000 Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $131,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Russell 3000 Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,391,828	—	109	6,391,937
Temporary Cash Investments	10,623	—	—	10,623
Total	6,402,451	—	109	6,402,560

Derivative Financial Instruments
Assets
Swap Contracts	—	14	—	14
Liabilities
Futures Contracts[1]	(71)	—	—	(71)
Swap Contracts	—	(324)	—	(324)
Total	(71)	(324)	—	(395)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	155,528
Total Distributable Earnings (Loss)	(155,528)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	10,173
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,562,630
Capital Loss Carryforwards	(203,494)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	2,369,309
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	59,783	53,877
Long-Term Capital Gains	—	—
Total	59,783	53,877

*	Includes short-term capital gains, if any.

Russell 3000 Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,839,931
Gross Unrealized Appreciation	2,701,404
Gross Unrealized Depreciation	(138,775)
Net Unrealized Appreciation (Depreciation)	2,562,629
F.
During the year ended August 31, 2026, the fund purchased $473,300,000 of investment securities and sold $244,023,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $655,010,000 and $232,650,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $36,982,000 and sales were $14,740,000, resulting in net realized loss of $2,185,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital share transactions for each class of shares were:

	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	803,813	2,625	895,030	3,451
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(233,020)	(750)	(327,795)	(1,375)
Net Increase (Decrease)—ETF Shares	570,793	1,875	567,235	2,076
Institutional Shares
Issued	357,864	584	73,252	148
Issued in Lieu of Cash Distributions	13,866	23	14,152	28
Redeemed	(297,247)	(505)	(362,945)	(719)
Net Increase (Decrease)—Institutional Shares	74,483	102	(275,541)	(543)
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Russell 3000 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Russell 3000 Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 94.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $54,080,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
The fund hereby designates for the fiscal year $222,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $1,481,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2025. Shareholders will be notified in January 2027 via IRS Form 1099 of the amounts for use in preparing their 2026 income tax return.
Q18540 102026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements - Russell Index Funds

A majority of independent trustees of the board of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, Vanguard Russell 1000 Growth Index Fund, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, Vanguard Russell 2000 Growth Index Fund and Vanguard Russell 3000 Index Fund (Trustees) have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to each fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees considered each fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangements should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again within a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 23, 2026

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 23, 2026

*By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.